UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

Corporation Trust Incorporated

300 East Lombard Street; Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2006

Date of reporting period: August 31, 2006

Item 1.	Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.00%	17.28%	17.59%	31.64%	31.65%	32.73%	13.06%	13.11%	13.70%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.00%	17.28%	17.59%	295.33%	295.40%	311.99%	241.33%	242.83%	261.02%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	42.46%
Energy	14.52
Communications	14.10
Industrial	11.44
Basic Materials	10.28
Utilities	5.63
Consumer Cyclical	1.36
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Erste Bank der Oesterreichischen Sparkassen AG	18.66%
OMV AG	14.52
Telekom Austria AG	14.10
Wienerberger Baustoffindustrie AG	4.98
Voestalpine AG	4.95
Meinl European Land Ltd.	4.91
Raiffeisen International Bank Holding AG	4.85
Oesterreichische Elektrizitaetswirtschafts AG Class A	4.80
CA Immobilien Anlagen AG	4.22
Boehler-Uddeholm AG	3.98

TOTAL	79.97%

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as measured by the MSCI Austria Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 18.00%, while the Index returned 17.59%.

The Austrian stock market enjoyed double-digit gains for the reporting period but trailed the broad performance of European equities overall. Austria continued to benefit from its central location in Europe; the Austrian economy is tied to both the established economies of the Euro zone in western Europe and the “new economies” of eastern Europe, where demand growth in recent years has been considerably higher than in the Euro zone. However, a global shift toward risk aversion in the last few months of the reporting period led to increased volatility and substantial declines in developing markets, including many of those in eastern Europe. Consequently, the Austrian stock market suffered a sharp decline in May and June 2006, causing it to lag other Euro zone markets.

On the positive side, currency fluctuations enhanced Austrian stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 3.6% against the euro. In local-currency terms, the Index returned just 12.97%.

Within the Fund, the ten largest holdings accounted for approximately 80% of net assets as of August 31, 2006. Among the Fund’s ten largest holdings as of August 31, 2006, two of the top performers for the reporting period were steelmakers Voestalpine AG and Boehler-Uddeholm AG. Both companies reported strong operating results due to healthy demand for steel and higher prices. Strong demand also helped electric utility Oesterreichische Elektrizitaetswirtschafts AG produce a robust return. The weakest performer among the ten largest holdings was energy producer OMV AG, which declined modestly as declining oil prices led to a drop in share price late in the reporting period.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.66%	25.39%	26.73%	17.61%	17.73%	15.04%	10.10%	10.10%	10.42%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.66%	25.39%	26.73%	124.99%	126.16%	101.52%	161.71%	161.64%	169.55%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of n investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	53.08%
Consumer Non-Cyclical	16.94
Basic Materials	9.02
Diversified	8.08
Communications	6.85
Industrial	4.28
Consumer Cyclical	1.13
Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Fortis	24.65%
KBC Groupe	14.34
Dexia Group	9.46
InBev	4.97
Belgacom SA	4.91
Solvay SA	4.85
Groupe Bruxelles Lambert SA	4.84
Cofinimmo	4.19
Umicore	4.17
UCB SA	4.05

TOTAL	80.43%

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 25.66%, while the Index returned 26.73%.

Belgium’s stock market enjoyed a strong return for the reporting period and surpassed the broad performance of European equities. Financial stocks, which comprise more than half of the Index, historically have had the greatest impact on Belgian stock performance. Relatively low interest rates, a favorable investment environment, and increased merger activity provided a strong boost to financial stocks during the reporting period. Economic conditions in Belgium also improved after a downturn in the first half of 2005. Consumer confidence began to pick up due to employment growth and tax relief, while manufacturing activity increased as growth accelerated within Belgium’s main trading partners.

Currency fluctuations also enhanced Belgian stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 3.6% against the euro. In local-currency terms, the Index returned 21.76%.

The ten largest Fund holdings represented approximately 80% of the net assets of the Fund as of August 31, 2006. Each of the Fund’s ten largest holdings as of August 31, 2006, posted positive results for the reporting period. The top performer was materials and metals company Umicore, which reported strong earnings growth due to healthy demand and soaring prices for many precious metals. The Fund’s largest holding, banking and insurance company Fortis, also produced a robust gain for the reporting period as it continued to increase its market share. The weakest performers among the ten largest holdings were biotechnology firm UCB SA and telecommunications services provider Belgacom SA.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMU INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.18%	24.44%	25.68%	11.51%	11.45%	11.88%	3.39%	3.43%	3.74%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.18%	24.44%	25.68%	72.43%	71.94%	75.28%	22.59%	22.88%	25.09%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMU INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/06

Sector	Percentage of Net Assets
Financial	33.68%
Communications	12.03
Consumer Non-Cyclical	11.78
Industrial	10.43
Utilities	8.80
Energy	7.48
Consumer Cyclical	6.37
Basic Materials	5.65
Technology	2.51
Diversified	0.90
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 8/31/06

Security	Percentage of Net Assets
Total SA (France)	3.86%
Banco Santander Central Hispano SA (Spain)	2.40
Sanofi-Aventis (France)	2.38
BNP Paribas SA (France)	2.30
Nokia OYJ (Finland)	2.28
ING Groep NV (Netherlands)	2.18
ENI SpA (Italy)	2.10
E.ON AG (Germany)	2.04
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.02
Telefonica SA (Spain)	1.94

TOTAL	23.50%

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 25.18%, while the Index returned 25.68%.

European stocks enjoyed strong returns during the reporting period. Economic conditions across the continent showed gradual improvement, business and consumer confidence reached multi-year highs in several EMU countries (particularly Germany, Italy, and the Netherlands), and unemployment figures generally decreased. Stocks also benefited from improved corporate earnings growth and increased merger-and-acquisition activity. For U.S. investors, the U.S. dollar’s 3.6% decline against the euro for the reporting period enhanced returns; in local-currency terms, the Index returned 20.75%.

Despite their strong overall performance, EMU stocks gave back some gains in the last few months of the reporting period. Signs of rising inflation led the European Central Bank to raise borrowing costs four times during the reporting period, and the Bank of England also boosted its central rate in August 2006. As a result, volatility in many European markets increased as investors appeared to grow concerned about the impact of higher inflation and rising interest rates on economic growth and corporate earnings.

As of August 31, 2006, the ten largest Fund holdings accounted for approximately 24% of the net assets of the Fund. Each of the Fund’s ten largest holdings as of August 31, 2006, registered positive returns for the reporting period. The best performers were financial stocks, led by ING Groep NV (Netherlands) and BNP Paribas SA (France), both of which posted large gains for the reporting period. Two Spanish commercial banks, Banco Bilbao Vizcaya Argentaria SA and Banco Santander Central Hispano SA, also posted strong returns due to rising profits and strong revenue growth in their Latin American operations. Utilities firm E.ON AG also enjoyed robust earnings amid increasing demand and rising prices. Two of the weaker performers amongst the ten largest holdings were energy stocks Total SA (France), the Fund’s largest holding, and ENI SpA (Italy). Oil prices were up during the reporting period, although they did trend downward towards the end of the reporting period.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI FRANCE INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.13%	23.99%	24.48%	10.92%	10.91%	11.23%	11.32%	11.44%	11.72%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.13%	23.99%	24.48%	67.90%	67.85%	70.24%	192.23%	195.45%	202.89%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FRANCE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	22.38%
Consumer Non-Cyclical	19.50
Energy	13.48
Industrial	12.23
Communications	10.09
Consumer Cyclical	7.20
Utilities	5.80
Basic Materials	4.22
Technology	2.69
Diversified	2.19
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Total SA	12.95%
Sanofi-Aventis	7.91
BNP Paribas SA	7.67
AXA	5.36
Societe Generale Class A	4.85
Suez SA	3.78
Vivendi Universal SA	3.45
Carrefour SA	3.21
France Telecom	3.12
Groupe Danone	2.85

TOTAL	55.15%

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 24.13%, while the Index returned 24.48%.

France’s stock market posted healthy gains for the reporting period, essentially matching the broad performance of European equities. The strong performance of the French stock market resulted primarily from improving economic conditions. In June 2006, the country’s unemployment rate fell to a four-year low of 9%, benefiting from relaxed labor laws. Better employment figures also seemed to spark an increase in consumer confidence, which helped lift earnings in the retail sector. By the second quarter of 2006, the French economy was growing at its fastest pace in five years.

Within the Fund, the ten largest holdings as of August 31, 2006 accounted for approximately 55% of Fund net assets. Nearly all of the Fund’s ten largest holdings as of August 31, 2006, gained ground for the reporting period. Two of the top performers were Societe Generale and BNP Paribas SA, both of which reported better-than-expected earnings and appeared to benefit from speculation about potential industry consolidation. Utilities company Suez SA, which agreed to merge with Gaz de France in a transaction that would form the world’s second-largest energy group, also produced a strong gain. On the downside, the only holding to decline for the reporting period was telecommunications services provider France Telecom SA. Fierce competition, particularly from internet-based phone companies, led to disappointing results at the French telecom company.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI GERMANY INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.82%	24.00%	25.10%	10.18%	10.27%	10.40%	7.93%	8.05%	8.33%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.82%	24.00%	25.10%	62.40%	63.05%	64.04%	114.52%	116.94%	122.52%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GERMANY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	26.85%
Industrial	14.83
Utilities	14.82
Consumer Cyclical	14.38
Basic Materials	11.18
Technology	6.20
Consumer Non-Cyclical	6.09
Communications	5.11
Energy	0.26
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
E.ON AG	9.53%
Siemens AG	8.73
Allianz AG	8.37
Deutsche Bank AG	7.09
DaimlerChrysler AG	5.79
RWE AG	4.98
BASF AG	4.84
SAP AG	4.82
Deutsche Telekom AG	4.73
Bayer AG	4.36

TOTAL	63.24%

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 24.82%, while the Index returned 25.10%.

Germany’s stock market rallied sharply for the reporting period, mirroring the broad performance of European equities. The German economy was struggling as the reporting period began, but economic conditions improved markedly over the one-year period. Business confidence reached its highest level in 15 years as companies increased their investment in plants and equipment. In August 2006, consumer confidence rose to its highest level since 2001, while spending rose late in the period in advance of a 3% increase in the value added tax in 2007. Retailers also enjoyed a strong boost from the World Cup soccer tournament, which Germany hosted in June and July 2006. Finally, by the end of the reporting period, the unemployment rate had fallen to its lowest level in two years, although it still remained above 10%.

The favorable economic environment contributed to solid earnings growth and strong stock market performance. Currency fluctuations also enhanced German stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 3.6% against the euro. In local-currency terms, the Index returned 20.19%.

The ten largest Fund holdings represented approximately 63% of the net assets of the Fund as of August 31, 2006. Nine of the Fund’s ten largest holdings as of August 31, 2006, posted positive returns for the reporting period. Utilities firms E.ON AG and RWE AG were among the top performers, enjoying robust earnings amid increasing demand and rising prices. Pharmaceutical conglomerate Bayer AG produced the best return among the ten largest Fund holdings due to strong results from its drug business and a favorable acquisition of competitor Schering AG. Deutsche Telekom AG, the country’s largest telecommunications services provider, was the only holding to decline for the reporting period. Fierce competition, both in Europe and for its T-Mobile wireless unit in the U.S., led to lowered profit guidance at Deutsche Telekom.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ITALY INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.61%	20.39%	20.48%	13.63%	13.63%	13.44%	12.84%	12.88%	12.78%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.61%	20.39%	20.48%	89.47%	89.47%	87.86%	234.81%	235.97%	232.83%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ITALY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	48.25%
Energy	17.29
Communications	13.55
Utilities	9.65
Consumer Cyclical	4.29
Consumer Non-Cyclical	4.16
Industrial	2.69
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
ENI SpA	17.28%
UniCredito Italiano SpA	13.01
Enel SpA	8.37
Telecom Italia SpA	6.70
Sanpaolo IMI SpA	4.90
Assicurazioni Generali SpA	4.75
Banca Intesa SpA	4.71
Capitalia SpA	3.44
Banca Popolare di Verona e Novara Scrl	3.37
Telecom Italia SpA RNC (Preferred)	3.26

TOTAL	69.79%

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 20.61%, while the Index returned 20.48%.

The Italian stock market enjoyed strong gains for the reporting period but trailed the broad performance of European equities. Along with the rest of the European Union (“EU”), Italy benefited from gradually improving economic conditions, though Italy’s economy remains the weakest in the EU following its 2005 recession. However, the modest economic recovery helped boost tax revenues, assisting the country’s struggle as the world’s third-largest debt load and its current budget deficit that exceeds EU restrictions. Through a combination of higher tax revenues and budget cuts, Italy appears to be on track to potentially reduce its deficit in 2006.

Currency fluctuations enhanced Italian stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 3.6% against the euro. In local-currency terms, the Index returned 15.76%.

The ten largest Fund holdings accounted for approximately 70% of the Fund’s net assets as of August 31, 2006. All but one of the Fund’s ten largest holdings as of August 31, 2006, produced positive returns for the reporting period. The five best performers were financial services stocks, led by commercial banks Banca Popolare di Verona e Novara Scrl, Capitalia SpA, and Sanpaolo IMI SpA. These companies benefited from an environment of low interest rates, improving economic growth, and increased merger activity. The only stock among the ten largest holdings to decline for the reporting period was telecommunications services provider Telecom Italia SpA, which faced increasing competition and a substantial amount of debt.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.53%	29.08%	30.15%	7.12%	7.18%	7.55%	6.50%	6.49%	7.92%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.53%	29.08%	30.15%	41.05%	41.43%	43.89%	87.65%	87.49%	114.25%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	41.05%
Consumer Non-Cyclical	20.48
Industrial	14.07
Communications	11.09
Basic Materials	6.53
Technology	3.58
Energy	1.61
Consumer Cyclical	1.17
Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
ING Groep NV	19.24%
ABN AMRO Holding NV	11.98
Koninklijke Philips Electronics NV	9.52
Unilever NV	8.72
Koninklijke KPN NV	4.87
Aegon NV	4.73
Akzo Nobel NV	4.57
TNT NV	4.55
Reed Elsevier NV	4.04
Koninklijke Ahold NV	4.00

TOTAL	76.22%

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 29.53%, while the Index returned 30.15%.

The Netherlands’ stock market enjoyed very strong returns for the reporting period, posting the best results in the European Union (“EU”). The Dutch economy, which is largely dependent on exports to other European countries, showed substantial improvement as economic activity in the Euro zone increased. An export-led recovery in the manufacturing sector and increased business investment sparked by buoyant corporate profits boosted the Dutch economy to its fastest growth rate in more than five years. Rising employment growth led to increased consumer confidence and greater consumer spending. Inflation increased modestly over the past year, but remains below most other EU countries.

Currency fluctuations also enhanced Dutch stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 3.6% against the euro. In local-currency terms, the Index returned 25.05%.

The ten largest Fund holdings accounted for approximately 76% of Fund net assets as of August 31, 2006. Each of the Fund’s ten largest holdings as of August 31, 2006, gained for the reporting period. The top performer was the Fund’s largest holding, financial services provider ING Groep NV, which benefited from an environment of low interest rates, improving economic growth, and increased merger activity. Shipping company TNT NV and chemicals maker Akzo Nobel NV also posted strong returns. The weakest performers among the ten largest holdings included consumer products maker Unilever NV, which struggled with weak revenue growth and declining profit margins, and grocery chain Koninklijke Ahold NV, which reported lower-than-expected earnings and admitted to overstating profits in 2003.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SPAIN INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.09%	27.73%	28.32%	17.32%	17.36%	17.27%	15.02%	15.05%	15.26%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.09%	27.73%	28.32%	122.21%	122.68%	121.76%	305.43%	306.35%	313.96%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SPAIN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	41.90%
Communications	16.88
Utilities	15.10
Industrial	7.66
Consumer Non-Cyclical	7.59
Energy	5.59
Consumer Cyclical	3.08
Basic Materials	1.37
Technology	0.70
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Banco Santander Central Hispano SA	18.56%
Telefonica SA	15.84
Banco Bilbao Vizcaya Argentaria SA	14.83
Iberdrola SA	4.92
Endesa SA	4.83
Repsol YPF SA	4.82
Banco Popular Espanol SA	4.61
Altadis SA	3.27
Actividades de Construcciones y Servicios SA	3.09
Inditex SA	2.52

TOTAL	77.29%

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 28.09%, while the Index returned 28.32%.

The Spanish stock market posted strong returns and outpaced the broad performance of European equities during the reporting period. Spain’s economy continued to show signs of improvement and grew at a faster rate than its European neighbors. Spain has posted better economic growth than the Euro zone in every quarter since the first quarter of 2003. The main drivers of this growth appear to be low interest rates, a housing and construction boom, and solid consumer spending. In addition, during the first two quarters of 2006, exports outpaced imports for the first time in two years, industrial production surged to its fastest growth rate in six years, and employment growth remained solid. Spain has created over half of all new jobs in the Euro zone over the past four years. The flip side to this robust economic growth is inflation, which at 4% is the highest in the European Union.

Currency fluctuations enhanced Spanish stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 3.6% against the euro. In local-currency terms, the Index returned 23.29%.

Within the Fund, the ten largest holdings accounted for approximately 77% of Fund net assets as of August 31, 2006. Nine of the Fund’s ten largest holdings as of August 31, 2006, delivered positive returns for the reporting period. The top performer was fashion retailer Inditex SA, which reported better-than-expected earnings due to strong sales across Europe and improving profit margins. Endesa SA, Spain’s largest electric utility, posted a healthy return amid rising demand and higher power prices, while construction company Actividades de Construcciones y Servicios SA benefited from the country’s housing boom. The only holding to decline during the reporting period was oil producer Repsol YPF SA, which fell slightly.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.16%	20.80%	22.18%	16.24%	16.26%	16.00%	10.39%	10.38%	11.79%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.16%	20.80%	22.18%	112.20%	112.40%	110.02%	168.69%	168.58%	204.71%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Communications	25.47%
Financial	21.78
Consumer Cyclical	17.68
Industrial	17.54
Consumer Non-Cyclical	8.28
Basic Materials	7.62
Energy	0.90
Technology	0.58
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Telefonaktiebolaget LM Ericsson Class B	18.28%
Nordea Bank AB	9.68
Hennes & Mauritz AB Class B	6.84
Svenska Handelsbanken AB Class A	4.90
Volvo AB Class B	4.59
Skandinaviska Enskilda Banken AB Class A	4.45
TeliaSonera AB	4.29
Sandvik AB	4.09
Atlas Copco AB Class A	3.20
Svenska Cellulosa AB Class B	2.97

TOTAL	63.29%

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 22.16%, while the Index returned 22.18%.

Sweden’s stock market delivered strong gains for the reporting period, though it lagged the broad performance of European equities. Improving economic conditions, both in Sweden and across Europe, appeared to provide the impetus for the rally in the Swedish stock market. Exports surged as economic activity in the Euro zone – particularly among Sweden’s main trading partners – increased. Unemployment remained well below the levels in most European countries, and better-than-expected manufacturing growth boosted consumer confidence. By the second quarter of 2006, the Swedish economy was growing at its fastest rate in six years. This level of growth led the Riksbank, the Swedish central bank, to raise its benchmark interest rate three times in an effort to keep inflation below its 2% target.

Currency fluctuations enhanced Swedish stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 4.2% against the Swedish krona. In local-currency terms, the Index returned 16.38%.

The ten largest Fund holdings represented approximately 63% of the net assets of the Fund as of August 31, 2006. All but one of the Fund’s ten largest holdings as of August 31, 2006, posted double-digit gains for the reporting period. The top performer was the Class A shares of industrial equipment maker Atlas Copco AB, which benefited from the increased investment in plants and equipment by manufacturing companies around the world. Other strong performers among the ten largest holdings included the Class A shares of financial services provider Skandinaviska Enskilda Banken AB and the Class B shares of automaker Volvo AB. The Fund’s largest holding, the Class B shares of wireless telecommunications firm Telefonaktiebolaget LM Ericsson, was the only holding in the top ten to decline during the reporting period.

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.36%	28.41%	29.11%	12.08%	12.13%	13.17%	8.07%	8.22%	9.47%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.36%	28.41%	29.11%	76.84%	77.29%	85.64%	117.23%	120.39%	147.09%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	46.88%
Financial	27.90
Industrial	9.14
Basic Materials	6.40
Consumer Cyclical	6.04
Communications	2.69
Technology	0.56
Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Roche Holding AG Genusschein	13.54%
Nestle SA Registered	12.81
Novartis AG	12.28
UBS AG Registered	10.44
Credit Suisse Group	4.81
Zurich Financial Services AG	4.75
Swiss Reinsurance Co.	4.33
Compagnie Financiere Richemont AG Class A	3.72
ABB Ltd.	3.25
Syngenta AG	3.15

TOTAL	73.08%

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 28.36%, while the Index returned 29.11%.

Switzerland’s stock market posted strong returns and outpaced the broad performance of European equities during the reporting period. The Swiss economy, which is largely dependent on exports to other European countries, showed substantial improvement as economic activity in the Euro zone increased. This export-led recovery boosted the Swiss economy to its fastest growth rate in five years (as of the fourth quarter 2005), and manufacturing growth in Switzerland reached an all-time high in August 2006. Although the upbeat economic environment provided a lift to Switzerland’s stock market, it also led to the highest year-over-year inflation figures since 2000. As a result, the Swiss National Bank raised its benchmark interest rate three times during the reporting period. Nonetheless, Swiss interest rates remain the lowest in Europe.

Currency fluctuations enhanced Swiss stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 1.7% against the Swiss franc. The Swiss currency also fell 2% against the euro, which made Swiss exports to Euro zone countries less expensive.

The ten largest Fund holdings accounted for approximately 73% of Fund net assets as of August 31, 2006. Each of the Fund’s ten largest holdings as of August 31, 2006 posted double-digit gains for the reporting period. With manufacturing activity in high gear, the top performer among the ten largest holdings was industrial equipment maker ABB Ltd. Financial conglomerate UBS AG and agricultural chemicals manufacturer Syngenta AG also posted strong returns as both companies reported better-than-expected earnings. The lowest return among the Fund’s ten largest holdings came from pharmaceutical company Novartis AG, though it still performed well for the reporting period.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.61%	20.41%	21.36%	10.34%	10.36%	11.15%	8.68%	8.70%	9.40%

Cumulative Total Returns

Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.61%	20.41%	21.36%	63.52%	63.73%	69.63%	129.96%	130.33%	145.46%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	26.78%
Consumer Non-Cyclical	21.98
Energy	17.74
Communications	8.84
Basic Materials	7.68
Consumer Cyclical	7.15
Utilities	4.42
Industrial	3.64
Technology	0.63
Diversified	0.16
Short-Term and Other Net Assets	0.98

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
BP PLC	7.97%
HSBC Holdings PLC	7.32
GlaxoSmithKline PLC	5.79
Royal Dutch Shell PLC Class A	4.69
Vodafone Group PLC	4.01
Royal Bank of Scotland Group PLC	3.81
AstraZeneca PLC	3.57
Royal Dutch Shell PLC Class B	3.47
Barclays PLC	2.86
HBOS PLC	2.56

TOTAL	46.05%

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 20.61%, while the Index returned 21.36%.

The United Kingdom’s stock market enjoyed a strong return for the reporting period, though it modestly trailed the broad performance of European equities. Economic conditions in the United Kingdom (“U.K.”), which were sluggish as the reporting period began, showed significant signs of improvement as the reporting period progressed. The housing market picked up as mortgage approvals reached record levels, consumer spending surged, and exports increased. Although the upbeat economic environment provided a lift to the stock market, it also led to the highest monthly inflation figures since 1997. The Bank of England (“BOE”) raised its benchmark interest rate in August 2006 — for the first time in two years — after inflation came in above the BOE’s 2% target for three straight months.

Currency fluctuations enhanced U.K. stock returns for U.S. investors; for the reporting period, the U.S. dollar declined by 4.7% against the British pound. In local-currency terms, the Index returned just 14.75%.

The ten largest Fund holdings represented approximately 46% of the net assets of the Fund as of August 31, 2006. Among the Fund’s ten largest holdings as of August 31, 2006, the top performer for the reporting period was pharmaceutical company AstraZeneca PLC. Favorable news regarding the company’s cholesterol drug, as well as efforts to cut the time and costs of drug development, helped boost AstraZeneca’s stock price. Several financial stocks in the top ten also posted strong returns during the reporting period—Barclays PLC, HBOS PLC, and Royal Bank of Scotland Group PLC all rose sharply after reporting better-than-expected profits. The only stock among the Fund’s ten largest holdings to decline for the reporting period was telecommunications services provider Vodafone Group PLC.

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (3/1/06 to 8/31/06)
Austria
Actual	$1,000.00	$1,036.30	0.52%	$2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Belgium
Actual	1,000.00	1,107.20	0.52	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
EMU
Actual	1,000.00	1,106.30	0.53	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.53	0.53	2.70
France
Actual	1,000.00	1,127.80	0.52	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (3/1/06 to 8/31/06)
Germany
Actual	$1,000.00	$1,074.40	0.52%	$2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Italy
Actual	1,000.00	1,121.40	0.52	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Netherlands
Actual	1,000.00	1,113.80	0.52	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Spain
Actual	1,000.00	1,125.60	0.52	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Sweden
Actual	1,000.00	1,089.20	0.52	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Switzerland
Actual	1,000.00	1,109.50	0.52	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
United Kingdom
Actual	1,000.00	1,127.00	0.52	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.79%

BANKS – 23.52%
Erste Bank der Oesterreichischen Sparkassen AG	1,209,852	$73,097,274
Raiffeisen International Bank Holding AG	210,798	18,996,171

		92,093,445

BUILDING MATERIALS – 4.98%
Wienerberger Baustoffindustrie AG	406,728	19,508,088

		19,508,088

CHEMICALS – 0.15%
Lenzing AG	2,750	605,358

		605,358

DIVERSIFIED FINANCIAL SERVICES – 0.01%
GHV-Split Vermoegensverwaltung[1]	39,564	50,644

		50,644

ELECTRIC – 5.63%
EVN AG	29,549	3,249,477
Oesterreichische Elektrizitaetswirtschafts AG Class A	373,212	18,784,344

		22,033,821

ENGINEERING & CONSTRUCTION – 1.56%
Flughafen Wien AG2	75,439	6,111,643

		6,111,643

ENTERTAINMENT – 1.36%
bwin Interactive Entertainment AG2,3	142,744	5,308,000

		5,308,000

ENVIRONMENTAL CONTROL – 0.23%
BWT AG	13,986	538,516
Christ Water Technology AG3	21,798	344,038

		882,554

FOREST PRODUCTS & PAPER – 1.19%
Mayr-Melnhof Karton AG	26,495	4,646,006

		4,646,006

INSURANCE – 3.47%
Wiener Staedtische Allgemeine Versicherung AG	222,162	13,604,666

		13,604,666

Security	Shares or Principal	Value

IRON & STEEL – 8.94%
Boehler-Uddeholm AG2	290,178	$15,600,579
Voestalpine AG	512,316	19,398,271

		34,998,850

MACHINERY – 3.14%
Andritz AG	78,120	12,313,693

		12,313,693

MACHINERY – CONSTRUCTION & MINING – 0.07%
Palfinger AG	2,772	273,219

		273,219

MANUFACTURING – 1.46%
RHI AG3	166,320	5,707,793

		5,707,793

OIL & GAS – 14.52%
OMV AG	1,067,472	56,870,298

		56,870,298

REAL ESTATE – 15.46%
CA Immobilien Anlagen AG3	598,719	16,515,710
Immoeast Immobilien Anlagen AG3	889,688	10,477,375
Immofinanz Immobilien Anlagen AG3	1,237,314	14,333,605
Meinl European Land Ltd.[3]	891,954	19,238,415

		60,565,105

TELECOMMUNICATIONS – 14.10%
Telekom Austria AG	2,256,156	55,218,416

		55,218,416

TOTAL COMMON STOCKS (Cost: $356,458,550)		390,791,599

SHORT-TERM INVESTMENTS – 2.77%

CERTIFICATES OF DEPOSIT[4] – 0.12%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$63,189	63,189
Societe Generale
5.33%, 12/08/06	90,270	90,270
Washington Mutual Bank
5.36%, 11/13/06	225,675	225,675
Wells Fargo Bank N.A.
4.78%, 12/05/06	72,216	72,216

		451,350

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2006

Security	Principal	Value
COMMERCIAL PAPER[4] – 0.45%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[5]	$26,339	$26,029
Amsterdam Funding Corp.
5.27%, 09/15/06[5]	90,270	90,085
Atlantis One Funding
5.30%, 11/14/06[5]	123,858	122,508
Barton Capital Corp.
5.27%, 09/06/06[5]	45,496	45,463
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[5]	45,760	45,261
CC USA Inc.
5.03%, 10/24/06[5]	18,054	17,920
Charta LLC
5.30%, 11/06/06[5]	90,270	89,393
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[5]	158,542	157,839
Curzon Funding LLC
5.29%, 11/17/06[5]	90,270	89,249
Edison Asset Securitization LLC
5.22%, 12/11/06[5]	66,594	65,619
Falcon Asset Securitization Corp.
5.30%, 11/06/06[5]	90,270	89,393
Five Finance Inc.
5.19%, 12/01/06[5]	40,622	40,089
General Electric Capital Services Inc.
5.22%, 12/11/06	9,027	8,895
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[5]	90,270	89,943
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[5]	43,330	42,971
KKR Pacific Funding Trust
5.29%, 09/14/06[5]	90,270	90,098
Landale Funding LLC
5.31%, 11/15/06[5]	70,411	69,632
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[5]	117,010	116,339

Security	Shares or Principal	Value
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[5]	$80,340	$80,243
Mont Blanc Capital Corp.
5.29%, 11/15/06[5]	58,224	57,582
Monument Gardens Funding LLC
5.28%, 09/21/06[5]	45,363	45,230
Nestle Capital Corp.
5.19%, 08/09/07	54,162	51,492
Park Granada LLC
5.30%, 09/01/06[5]	20,629	20,628
Regency Markets LLC
5.28%, 09/15/06	45,135	45,042
Solitaire Funding Ltd.
5.27%, 09/05/06[5]	67,703	67,663
Sydney Capital Corp.
5.27%, 09/12/06[5]	20,654	20,621
Tulip Funding Corp.
5.29%, 11/15/06[5]	47,610	47,086
White Pine Finance LLC
5.12%, 10/27/06[5]	17,061	16,925

		1,749,238

MEDIUM-TERM NOTES[4] – 0.10%
Bank of America N.A.
5.28%, 04/20/07	22,568	22,568
Cullinan Finance Corp.
5.71%, 06/28/07[5]	67,703	67,702
K2 USA LLC
5.39%, 06/04/07[5]	67,703	67,702
Marshall & Ilsley Bank
5.18%, 12/15/06	90,270	90,359
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[5]	105,616	105,615
US Bank N.A.
2.85%, 11/15/06	18,054	17,986

		371,932

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[6,7]	97,265	97,265

		97,265

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[4] – 0.56%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $112,855 (collateralized by U.S. Government obligations, value $115,204, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$112,838	$112,838
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $180,567 (collateralized by non-U.S. Government debt securities, value $186,133, 3.80% to 9.13%, 11/1/06 to 6/15/26).	180,540	180,540
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $135,425 (collateralized by non-U.S. Government debt securities, value $149,089, 0.08% to 6.43%, 9/25/20 to 7/25/36).	135,405	135,405
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $270,850 (collateralized by non-U.S. Government debt securities, value $282,977, 4.35% to 7.50%, 9/15/08 to 8/25/35).	270,810	270,810
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $54,170 (collateralized by non-U.S. Government debt securities, value $66,117, 0.00% to 10.00%, 6/1/28 to 8/24/36).	54,162	54,162
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $180,567 (collateralized by non-U.S. Government debt securities, value $184,326, 0.00% to 8.57%, 11/15/06 to 2/15/38).	180,540	180,540
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $90,283 (collateralized by non-U.S. Government debt securities, value $94,873, 5.36% to 9.01%, 10/27/10 to 2/18/20).	90,270	90,270
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $22,571 (collateralized by non-U.S. Government debt securities, value $23,719, 6.63% to 10.50%, 1/15/07 to 4/15/16).	22,568	22,568
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $180,567 (collateralized by non-U.S. Government debt securities, value $189,748, 0.51% to 8.89%, 8/5/18 to 9/25/46).	180,540	180,540
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $90,283 (collateralized by non-U.S. Government debt securities, value $94,876, 4.11% to 9.79%, 4/28/31 to 9/25/46).	90,270	90,270

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $99,312 (collateralized by non-U.S. Government debt securities, value $104,361, 3.44% to 15.15%, 12/1/08 to 3/1/36).	$99,297	$99,297
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $180,567 (collateralized by non-U.S. Government debt securities, value $189,750, 6.38% to 10.25%, 5/1/07 to 10/15/16).	180,540	180,540
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $180,567 (collateralized by non-U.S. Government debt securities, value $186,166, 0.00% to 10.13%, 10/15/06 to 7/1/26).	180,540	180,540
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $90,283 (collateralized by non-U.S. Government debt securities, value $94,917, 4.05% to 7.24%, 6/20/29 to 1/14/41).	90,270	90,270
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $31,600 (collateralized by non-U.S. Government debt securities, value $48,453, 0.00% to 10.00%, 9/1/06 to 8/31/36).	31,595	31,594
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $65,868 (collateralized by non-U.S. Government debt securities, value $98,375, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	63,189	63,189
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $234,737 (collateralized by non-U.S. Government debt securities, value $246,671, 0.06% to 7.68%, 10/15/11 to 3/15/45).	234,702	234,702

		2,198,075
TIME DEPOSITS[4] – 0.00%
KBC Bank
5.31%, 09/01/06	19,048	19,048

		19,048
VARIABLE & FLOATING RATE NOTES [4] – 1.52%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[5]	231,091	231,121
American Express Bank
5.30%, 02/28/07	90,270	90,270
American Express Centurion Bank
5.42%, 07/19/07	99,297	99,398
American Express Credit Corp.
5.51%, 07/05/07	27,081	27,096
ASIF Global Financing
5.51%, 05/03/07[5]	9,027	9,030
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[5]	58,676	58,676
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[5]	130,892	130,897
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[5]	230,189	230,200

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2006

Security	Principal	Value
BMW US Capital LLC
5.33%, 09/14/07[5]	$90,270	$90,270
BNP Paribas
5.36%, 05/18/07[5]	167,000	167,000
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[5]	65,897	65,897
CC USA Inc.
5.48%, 07/30/07[5]	45,135	45,141
Commodore CDO Ltd.
5.38%, 06/12/07[5]	22,568	22,568
Credit Agricole SA
5.48%, 07/23/07	90,270	90,270
Credit Suisse First Boston NY
5.51%, 04/24/07	45,135	45,137
Cullinan Finance Corp.
5.36%, 04/25/07[5]	22,568	22,568
DEPFA Bank PLC
5.37%, 06/15/07	90,270	90,270
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[5]	103,811	103,817
Eli Lilly Services Inc.
5.37%, 08/31/07[5]	90,270	90,270
Fifth Third Bancorp
5.30%, 09/21/07[5]	180,540	180,540
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[5]	90,270	90,263
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	94,784	94,806
Granite Master Issuer PLC
5.30%, 09/20/06	315,945	315,945
Harrier Finance Funding LLC
5.33%, 7/25/07[5]	27,081	27,086
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	135,405	135,426
HBOS Treasury Services PLC
5.53%, 07/24/07[5]	90,270	90,270
Holmes Financing PLC
5.40%, 07/16/07[5]	157,973	157,973
JP Morgan Chase & Co.
5.36%, 08/02/07	67,703	67,702
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[5]	67,703	67,699
Kestrel Funding
LLC 5.31%, 07/11/07[5]	36,108	36,105
Kommunalkredit Austria AG
5.33%, 09/09/07[5]	54,162	54,162
Leafs LLC
5.33%, 01/22/07 - 02/20/07[5]	94,185	94,185
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[5]	112,838	112,812
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[5]	99,297	99,290
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[5]	39,775	39,775
Marshall & Ilsley Bank
5.31%, 09/14/07	49,649	49,648
Metropolitan Life Global Funding I
5.42%, 08/06/07[5]	135,405	135,405
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[5,8]	9,027	9,027
Monumental Global Funding II
5.49%, 12/27/06[5]	18,054	18,056
Mound Financing PLC
5.39%, 05/08/07[5]	84,854	84,854
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[5]	270,810	270,805
National City Bank of Indiana
5.37%, 05/21/07	45,135	45,138
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[5]	297,891	297,961
Newcastle Ltd.
5.35%, 04/24/07[5]	31,820	31,814
Northern Rock PLC
5.43%, 08/03/07[5]	108,324	108,327

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2006

Security	Principal	Value
Principal Life Global Funding I
5.80%, 02/08/07	$40,622	$40,705
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[5]	157,973	157,970
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[5]	90,270	90,270
Strips III LLC
5.38%, 07/24/07[5]	21,950	21,950
SunTrust Bank
5.37%, 05/01/07	90,270	90,274
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[5]	220,259	220,240
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[5]	126,378	126,378
US Bank N.A.
5.26%, 09/29/06	40,622	40,621
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[5]	134,702	134,702
Wachovia Bank N.A.
5.36%, 05/22/07	180,540	180,540
Wells Fargo & Co.
5.34%, 09/14/07[5]	45,135	45,138
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[5]	67,703	67,702
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[5]	270,810	270,753
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[5]	57,250	57,250

		5,969,463

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 10,856,371)		10,856,371

TOTAL INVESTMENTS IN SECURITIES – 102.56% (Cost: $ 367,314,921)		401,647,970
Other Assets, Less Liabilities – (2.56)%		(10,010,581)

NET ASSETS – 100.00%		$391,637,389

[1]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Non-income earning security.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[6]	Affiliated issuer. See Note 2.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.38%
BANKS – 48.89%
Banque Nationale de Belgique	167	$675,722
Dexia Group	561,788	14,418,290
Fortis	966,596	37,588,907
KBC Groupe	203,239	21,866,119

		74,549,038
BEVERAGES – 4.97%
InBev	146,125	7,581,027

		7,581,027
CHEMICALS – 4.85%
Solvay SA	61,122	7,397,518

		7,397,518
ELECTRICAL COMPONENTS & EQUIPMENT – 1.22%
Bekaert NV	19,038	1,866,711

		1,866,711
ELECTRONICS – 0.71%
Barco NV	12,191	1,075,191

		1,075,191
FOOD – 6.85%
Colruyt SA	25,885	4,396,894
Delhaize Group	79,492	6,049,259

		10,446,153
HOLDING COMPANIES – DIVERSIFIED – 8.08%
Groupe Bruxelles Lambert SA	70,308	7,375,316
Sofina SA	51,654	4,939,142

		12,314,458
MANUFACTURING – 1.49%
AGFA-Gevaert NV	96,860	2,270,177

		2,270,177
MINING – 4.17%
Umicore	43,754	6,356,829

		6,356,829
PHARMACEUTICALS – 5.12%
Omega Pharma SA	28,128	1,619,876
UCB SA	105,544	6,182,249

		7,802,125
REAL ESTATE INVESTMENT TRUSTS – 4.19%
Cofinimmo[1]	36,573	6,385,603

		6,385,603

Security	Shares or Principal	Value
RETAIL – 1.13%
SA D’Ieteren NV	5,177	$1,726,286

		1,726,286
TELECOMMUNICATIONS – 6.85%
Belgacom SA	212,091	7,484,899
Mobistar SA	36,046	2,962,232

		10,447,131
TRANSPORTATION – 0.86%
Compagnie Maritime Belge SA	16,118	545,300
Euronav SA	22,232	770,645

		1,315,945

TOTAL COMMON STOCKS (Cost: $ 138,313,569)		151,534,192
SHORT-TERM INVESTMENTS – 0.08%
CERTIFICATES OF DEPOSIT[2]– 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$366	366
Societe Generale
5.33%, 12/08/06	523	523
Washington Mutual Bank
5.36%, 11/13/06	1,309	1,309
Wells Fargo Bank N.A.
4.78%, 12/05/06	419	419

		2,617
COMMERCIAL PAPER[2] – 0.01%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[3]	153	151
Amsterdam Funding Corp.
5.27%, 09/15/06[3]	523	522
Atlantis One Funding
5.30%, 11/14/06[3]	718	710
Barton Capital Corp.
5.27%, 09/06/06[3]	264	264
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[3]	265	262
CC USA Inc.
5.03%, 10/24/06[3]	105	104
Charta LLC
5.30%, 11/06/06[3]	523	518

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2006

Security	Principal	Value
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[3]	$919	$915
Curzon Funding LLC
5.29%, 11/17/06[3]	523	517
Edison Asset Securitization LLC
5.22%, 12/11/06[3]	386	380
Falcon Asset Securitization Corp.
5.30%, 11/06/06[3]	523	518
Five Finance Inc.
5.19%, 12/01/06[3]	236	232
General Electric Capital Services Inc.
5.22%, 12/11/06	52	52
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[3]	523	521
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[3]	251	249
KKR Pacific Funding Trust
5.29%, 09/14/06[3]	523	522
Landale Funding LLC
5.31%, 11/15/06[3]	408	404
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[3]	678	675
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[3]	466	465
Mont Blanc Capital Corp.
5.29%, 11/15/06[3]	338	334
Monument Gardens Funding LLC
5.28%, 09/21/06[3]	263	262
Nestle Capital Corp.
5.19%, 08/09/07	314	299
Park Granada LLC
5.30%, 09/01/06[3]	120	120
Regency Markets LLC
5.28%, 09/15/06	262	261
Solitaire Funding Ltd.
5.27%, 09/05/06[3]	393	392
Sydney Capital Corp.
5.27%, 09/12/06[3]	120	120
Tulip Funding Corp.
5.29%, 11/15/06[3]	276	273

Security	Shares or Principal	Value
White Pine Finance LLC
5.12%, 10/27/06[3]	$99	$98

		10,140
MEDIUM-TERM NOTES[2] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	131	131
Cullinan Finance Corp.
5.71%, 06/28/07[3]	393	393
K2 USA LLC
5.39%, 06/04/07[3]	393	393
Marshall & Ilsley Bank
5.18%, 12/15/06	523	524
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[3]	612	612
US Bank N.A.
2.85%, 11/15/06	105	104

		2,157
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,5]	61,136	61,136

		61,136
REPURCHASE AGREEMENTS[2]– 0.01%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $654 (collateralized by U.S. Government obligations, value $668, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$654	654
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,047 (collateralized by non-U.S. Government debt securities, value $1,079, 3.80% to 9.13%, 11/1/06 to 6/15/26).	1,047	1,047

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2006

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $785 (collateralized by non-U.S. Government debt securities, value $864, 0.08% to 6.43%, 9/25/20 to 7/25/36).	$785	$785
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,570 (collateralized by non-U.S. Government debt securities, value $1,641, 4.35% to 7.50%, 9/15/08 to 8/25/35).	1,570	1,570
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $314 (collateralized by non-U.S. Government debt securities, value $383, 0.00% to 10.00%, 6/1/28 to 8/24/36).	314	314
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $1,047 (collateralized by non-U.S. Government debt securities, value $1,069, 0.00% to 8.57%, 11/15/06 to 2/15/38).	1,047	1,047
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $523 (collateralized by non-U.S. Government debt securities, value $550, 5.36% to 9.01%, 10/27/10 to 2/18/20).	523	523
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $131 (collateralized by non-U.S. Government debt securities, value $138, 6.63% to 10.50%, 1/15/07 to 4/15/16).	131	131
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,047 (collateralized by non-U.S. Government debt securities, value $1,100, 0.51% to 8.89%, 8/5/18 to 9/25/46).	1,047	1,047
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $523 (collateralized by non-U.S. Government debt securities, value $550, 4.11% to 9.79%, 4/28/31 to 9/25/46).	523	523
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $576 (collateralized by non-U.S. Government debt securities, value $605, 3.44% to 15.15%, 12/1/08 to 3/1/36).	576	576
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $1,047 (collateralized by non-U.S. Government debt securities, value $1,100, 6.38% to 10.25%, 5/1/07 to 10/15/16).	1,047	1,047

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,047 (collateralized by non-U.S. Government debt securities, value $1,079, 0.00% to 10.13%, 10/15/06 to 7/1/26).	$1,047	$1,047
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 523 (collateralized by non-U.S. Government debt securities, value $550, 4.05% to 7.24%, 6/20/29 to 1/14/41).	523	523
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $183 (collateralized by non-U.S. Government debt securities, value $281, 0.00% to 10.00%, 9/1/06 to 8/31/36).	183	183
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $382 (collateralized by non-U.S. Government debt securities, value $570, 0.00% to 10.00%, 9/1/06 to 8/31/36).[6]	366	366
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $1,361 (collateralized by non-U.S. Government debt securities, value $1,430, 0.06% to 7.68%, 10/15/11 to 3/15/45).	1,361	1,361

		12,744

TIME DEPOSITS[2] – 0.00%
KBC Bank
5.31%, 09/01/06	110	110

		110

VARIABLE & FLOATING RATE NOTES[2] – 0.02%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[3]	1,340	1,347
American Express Bank
5.30%, 02/28/07	523	524
American Express Centurion Bank
5.42%, 07/19/07	576	576
American Express Credit Corp.
5.51%, 07/05/07	157	157
ASIF Global Financing
5.51%, 05/03/07[3]	52	52
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[3]	340	340
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[3]	759	759
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[3]	1,335	1,335
BMW US Capital LLC
5.33%, 09/14/07[3]	523	523
BNP Paribas
5.36%, 05/18/07[3]	968	968
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[3]	382	382
CC USA Inc.
5.48%, 07/30/07[3]	262	262
Commodore CDO Ltd.
5.38%, 06/12/07[3]	131	131
Credit Agricole SA
5.48%, 07/23/07	523	523
Credit Suisse First Boston NY
5.51%, 04/24/07	262	262
Cullinan Finance Corp.
5.36%, 04/25/07[3]	131	131

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2006

Security	Principal	Value
DEPFA Bank PLC
5.37%, 06/15/07	$523	$523
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[3]	602	602
Eli Lilly Services Inc.
5.37%, 08/31/07[3]	523	523
Fifth Third Bancorp
5.30%, 09/21/07[3]	1,047	1,047
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[3]	523	523
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	550	550
Granite Master Issuer PLC
5.30%, 09/20/06	1,832	1,832
Harrier Finance Funding LLC
5.33%, 07/25/07[3]	157	157
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	785	785
HBOS Treasury Services PLC
5.53%, 07/24/07[3]	523	523
Holmes Financing PLC
5.40%, 07/16/07[3]	916	916
JP Morgan Chase & Co.
5.36%, 08/02/07	393	393
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[3]	393	392
Kestrel Funding LLC
5.31%, 07/11/07[3]	209	209
Kommunalkredit Austria AG
5.33%, 09/09/07[3]	314	314
Leafs LLC
5.33%, 01/22/07 - 02/20/07[3]	546	546
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[3]	654	654
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[3]	576	576
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[3]	231	231
Marshall & Ilsley Bank
5.31%, 09/14/07	288	288
Metropolitan Life Global Funding I
5.42%, 08/06/07[3]	785	785
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[3,6]	52	52
Monumental Global Funding II
5.49%, 12/27/06[3]	105	105
Mound Financing PLC
5.39%, 05/08/07[3]	492	492
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[3]	1,570	1,571
National City Bank of Indiana
5.37%, 05/21/07	262	262
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[3]	1,727	1,727
Newcastle Ltd.
5.35%, 04/24/07[3]	185	184
Northern Rock PLC
5.43%, 08/03/07[3]	628	628
Principal Life Global Funding I
5.80%, 02/08/07	236	236
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[3]	916	916
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[3]	523	523
Strips III LLC
5.38%, 07/24/07[3]	127	127
SunTrust Bank
5.37%, 05/01/07	523	523
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[3]	1,277	1,276
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[3]	733	732

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2006

Security	Principal	Value
US Bank N.A.
5.26%, 09/29/06	$236	$236
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[3]	781	781
Wachovia Bank N.A.
5.36%, 05/22/07	1,047	1,047
Wells Fargo & Co.
5.34%, 09/14/07[3]	262	262
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[3]	393	392
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[3]	1,570	1,571
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[3]	332	332

		34,616

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 123,520)		123,520

TOTAL INVESTMENTS IN SECURITIES – 99.46% (Cost: $ 138,437,089)		151,657,712
Other Assets, Less Liabilities – 0.54%		826,498

NET ASSETS – 100.00%		$152,484,210

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[3]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[4]	Affiliated issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 98.32%
AUSTRIA – 1.72%
Andritz AG	5,124	$807,672
Boehler-Uddeholm AG	19,355	1,040,565
Erste Bank der Oesterreichischen Sparkassen AG	92,582	5,593,653
Flughafen Wien AG1	5,057	409,690
Immoeast Immobilien Anlagen AG2	129,148	1,520,906
Immofinanz Immobilien Anlagen AG2	228,732	2,649,735
Mayr-Melnhof Karton AG	4,357	764,018
Meinl European Land Ltd.[2]	67,005	1,445,220
Oesterreichische Elektrizitaetswirtschafts AG Class A	38,900	1,957,898
OMV AG	81,730	4,354,221
Raiffeisen International Bank Holding AG	21,006	1,892,967
RHI AG2	16,590	569,338
Telekom Austria AG	160,657	3,932,009
Voestalpine AG	41,278	1,562,945
Wiener Staedtische Allgemeine Versicherung AG	14,220	870,799
Wienerberger Baustoffindustrie AG	32,294	1,548,932

		30,920,568
BELGIUM – 3.69%
AGFA-Gevaert NV	40,915	958,954
Barco NV	6,238	550,163
Bekaert NV	7,400	725,584
Belgacom SA	60,295	2,127,870
Cofinimmo	4,010	700,141
Colruyt SA	7,800	1,324,929
Compagnie Maritime Belge SA	11,712	396,237
Delhaize Group	36,566	2,782,635
Dexia Group	271,911	6,978,596
Euronav SA	10,851	376,136
Fortis	555,621	21,606,944
Groupe Bruxelles Lambert SA	34,621	3,631,746
InBev	83,635	4,339,019
KBC Groupe	88,303	9,500,361
Mobistar SA	14,782	1,214,773
Omega Pharma SA	10,693	615,804
SA D’Ieteren NV	1,215	405,145
Solvay SA	31,509	3,813,494
UCB SA	41,190	2,412,708
Umicore	12,448	1,808,516

		66,269,755
FINLAND – 4.48%
Amer Group OYJ	29,250	649,609
Cargotec Corp. Class B	20,329	880,849
Elisa OYJ Class A	71,965	1,458,241
Fortum OYJ	205,781	5,531,609
KCI Konecranes OYJ	32,760	649,984
Kesko OYJ Class B	30,342	1,283,250
Kone OYJ	38,220	1,732,871
Metso OYJ	57,961	2,154,564
Neste Oil OYJ[1]	68,853	2,168,128
Nokia OYJ	1,952,002	40,853,094
Nokian Renkaat OYJ[1]	64,574	1,129,934
OKO Bank Class A	36,177	587,190
Oriola-KD OYJ[2]	2,080	5,006
Orion OYJ[2]	40,456	736,911
Outokumpu OYJ	56,405	1,433,194
Rautaruukki OYJ	42,401	1,237,479
Sampo OYJ Class A	185,979	3,844,708
SanomaWSOY OYJ	15,171	376,353
Stora Enso OYJ Class R	297,196	4,511,849
UPM-Kymmene OYJ[1]	250,905	5,941,662
Uponor OYJ	34,621	941,285
Wartsila OYJ Class B	28,528	1,178,047
YIT OYJ	53,040	1,150,801

		80,436,618
FRANCE – 28.50%
Accor SA	96,861	6,193,147
Air France - KLM	54,071	1,474,249
Alcatel SA Class A2	300,000	3,759,507
Alstom[2]	52,904	4,984,175
AXA	787,725	29,241,494
BNP Paribas SA	389,009	41,305,033
Bouygues SA1	95,694	5,034,467
Cap Gemini SA	61,073	3,342,827
Carrefour SA	292,917	18,057,515
Casino Guichard Perrachon SA	19,404	1,662,910
CNP Assurances	15,840	1,635,259

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Shares	Value
Compagnie de Saint-Gobain	144,411	$10,712,249
Compagnie Generale des Etablissements Michelin Class B	70,053	4,752,581
Compagnie Generale d’Optique Essilor International SA	45,124	4,667,087
Credit Agricole SA	293,695	11,921,193
Dassault Systemes SA1	26,854	1,485,664
France Telecom	788,503	16,724,487
Gaz de France	93,127	3,461,778
Gecina SA	3,523	459,079
Groupe Danone	107,753	14,813,599
Hermes International	30,342	2,571,160
Imerys SA	16,138	1,227,052
Klepierre	10,198	1,432,018
Lafarge SA	78,967	10,158,712
Lagardere S.C.A.	54,600	3,997,750
L’Air Liquide SA	56,056	11,817,963
L’Oreal SA	138,095	14,441,987
LVMH Moet Hennessy Louis Vuitton SA	112,032	11,522,717
M6-Metropole Television	28,786	899,448
Neopost SA	14,393	1,681,168
PagesJaunes SA	57,961	1,661,181
Pernod Ricard SA	34,232	7,462,320
PPR SA	31,898	4,401,586
PSA Peugeot Citroen SA	72,698	4,101,025
Publicis Groupe	64,194	2,532,527
Renault SA	85,969	10,003,056
Sanofi-Aventis	477,303	42,798,568
Schneider Electric SA	105,808	11,275,341
SCOR	416,880	997,883
Societe BIC SA	11,426	709,939
Societe des Autoroutes Paris-Rhin-Rhone	13,654	995,361
Societe Generale Class A	167,055	26,943,683
Societe Television Francaise[1]	56,016	1,790,431
Sodexho Alliance SA	49,595	2,641,573
STMicroelectronics NV	324,815	5,342,766
Suez SA	488,973	20,892,872
Technip SA	42,401	2,444,564
Thales SA	68,853	2,989,549
Total SA	1,027,349	69,303,561
Unibail Holding	21,395	4,173,728
Valeo SA	34,514	1,261,771
Vallourec SA	16,727	3,746,994
Veolia Environnement	133,038	7,450,419
Vinci SA	92,582	10,014,060
Vivendi Universal SA	536,820	18,450,150
Zodiac SA	27,619	1,676,826

		511,500,009
GERMANY – 20.44%
Adidas-Salomon AG	93,360	4,445,603
Allianz AG	194,500	32,956,122
ALTANA AG	33,150	1,956,192
BASF AG	248,182	20,436,700
Bayer AG	337,263	16,694,361
Beiersdorf AG	25,285	1,398,214
Bilfinger Berger AG	15,560	852,472
Celesio AG	33,540	1,700,142
Commerzbank AG	293,306	10,249,685
Continental AG	62,629	6,694,049
DaimlerChrysler AG	424,010	22,361,465
Deutsche Bank AG	253,239	28,898,738
Deutsche Boerse AG	49,792	7,550,833
Deutsche Lufthansa AG	106,197	2,101,593
Deutsche Post AG	329,094	8,336,672
Deutsche Postbank AG	26,841	2,093,078
Deutsche Telekom AG	1,259,971	18,370,087
Douglas Holding AG	13,650	608,748
E.ON AG	289,027	36,686,127
Fresenius Medical Care AG & Co. KGaA	29,564	3,897,113
Heidelberger Druckmaschinen AG	30,342	1,216,446
Hochtief AG	24,896	1,415,901
Hypo Real Estate Holding AG	65,352	4,048,845
Infineon Technologies AG2	363,715	4,269,308
IVG Immobilien AG	41,623	1,346,906
KarstadtQuelle AG1,2	31,509	697,763
Linde AG	50,548	4,457,456
MAN AG	65,741	5,024,702
Merck KGaA	23,340	2,315,120
METRO AG	73,162	4,296,709

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG	93,360	$14,051,453
Puma AG	5,835	2,022,107
Rheinmetall AG	16,338	1,095,865
RWE AG	204,614	18,737,481
Salzgitter AG	21,006	1,880,329
SAP AG	110,087	21,009,295
Siemens AG	393,668	33,349,076
Solarworld AG1	17,116	1,011,992
Suedzucker AG	29,953	745,739
ThyssenKrupp AG	170,428	5,798,596
TUI AG1	113,588	2,215,870
Volkswagen AG	83,246	6,643,956
Wincor Nixdorf AG	6,630	922,847

		366,861,756
GREECE – 1.43%
Coca-Cola Hellenic Bottling SA ADR	141,985	4,753,658
Hellenic Telecommunications Organization SA ADR[2]	689,706	7,931,619
National Bank of Greece SA ADR	1,553,346	12,923,839

		25,609,116
IRELAND – 2.72%
Allied Irish Banks PLC	416,619	10,879,180
Bank of Ireland	465,633	8,821,296
C&C Group PLC	143,152	1,597,868
CRH PLC	253,628	8,788,452
DCC PLC	39,780	998,040
DEPFA Bank PLC	176,217	3,275,227
Elan Corp. PLC[2]	198,001	3,294,865
Fyffes PLC	152,976	321,140
Grafton Group PLC	101,643	1,389,555
Greencore Group PLC	94,233	493,348
IAWS Group PLC	57,572	1,163,645
Independent News & Media PLC	287,085	918,708
Irish Life & Permanent PLC	132,696	3,414,136
Kerry Group PLC Class A	59,517	1,325,614
Kingspan Group PLC	58,353	1,044,233
Paddy Power PLC	48,625	886,955
Ryanair Holdings PLC[2]	21,760	208,904

		48,821,166
ITALY – 11.25%
Alleanza Assicurazioni SpA[1]	185,820	2,248,956
Arnoldo Mondadori Editore SpA	48,352	467,601
Assicurazioni Generali SpA	476,136	17,924,745
Autogrill SpA	79,750	1,207,654
Autostrade SpA	139,438	3,944,576
Autostrade SpA Rights[2,3]	138,364	167
Banca Fideuram SpA[1]	147,723	947,355
Banca Intesa SpA	1,842,693	12,336,206
Banca Monte dei Paschi di Siena SpA[1]	544,989	3,311,919
Banca Popolare di Milano Scrl	205,392	2,860,483
Banca Popolare di Verona e Novara Scrl	176,217	5,233,144
Banche Popolari Unite Scrl	156,767	4,420,751
Benetton Group SpA	25,620	383,044
Bulgari SpA[1]	69,729	873,376
Capitalia SpA	803,674	7,005,739
Enel SpA	2,076,284	18,524,499
ENI SpA	1,229,935	37,627,641
Fiat SpA[1,2]	255,962	3,663,062
Finmeccanica SpA	175,080	3,872,641
Fondiaria-Sai SpA	35,010	1,480,673
Gruppo Editoriale L’Espresso SpA[1]	76,461	406,421
Italcementi SpA	41,748	1,029,245
Lottomatica SpA	37,733	1,458,664
Luxottica Group SpA	60,392	1,747,861
Mediaset SpA	351,267	4,055,747
Mediobanca SpA	229,060	4,990,404
Mediolanum SpA	128,474	924,227
Pirelli SpA	1,248,468	1,087,508
Sanpaolo IMI SpA	524,761	10,989,344
Seat Pagine Gialle SpA[1]	1,951,224	910,399
Snam Rete Gas SpA	453,185	2,120,264
Telecom Italia SpA	4,774,586	13,201,291
Terna SpA	514,160	1,462,740
Tiscali SpA[1,2]	139,397	407,724
UniCredito Italiano SpA	3,621,201	28,831,680

		201,957,751
NETHERLANDS – 11.12%
ABN AMRO Holding NV	846,075	24,107,987
Aegon NV	671,803	11,987,584

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Shares	Value
Akzo Nobel NV	127,203	$7,320,666
ASML Holding NV2	231,844	5,062,929
Buhrmann NV	53,607	728,741
Corio NV	18,672	1,256,002
Euronext NV	41,623	3,740,222
Fugro NV	24,896	1,099,450
Hagemeyer NV1,2	253,239	1,280,426
Heineken NV	105,030	4,868,205
ING Groep NV2	905,981	39,139,908
Koninklijke Ahold NV1,2	728,719	6,986,648
Koninklijke DSM NV	73,132	2,890,758
Koninklijke KPN NV	886,531	10,928,163
Koninklijke Numico NV	79,434	3,686,898
Koninklijke Philips Electronics NV	579,999	19,763,426
Mittal Steel Co. NV French[1]	322,229	10,744,823
Oce NV	43,179	748,926
QIAGEN NV2	79,758	1,141,413
Randstad Holdings NV	22,125	1,188,070
Reed Elsevier NV	323,259	5,180,622
Rodamco Europe NV	20,228	2,184,062
SBM Offshore NV	59,041	1,618,070
TNT NV	192,555	7,234,189
Unilever NV	791,226	18,858,501
Vedior NV	78,578	1,452,430
Wereldhave NV	9,725	1,020,776
Wolters Kluwer NV CVA	131,871	3,332,141

		199,552,036
PORTUGAL – 1.06%
Banco BPI SA Registered	186,720	1,398,214
Banco Comercial Portugues SA Class R	1,138,992	3,499,120
Banco Espirito Santo SA	121,757	1,868,702
Brisa-Auto Estradas de Portugal SA	153,655	1,581,356
CIMPOR-Cimentos de Portugal SGPS SA	114,763	778,583
Energias de Portugal SA	849,187	3,413,186
Jeronimo Martins SGPS SA	20,106	359,284
Portugal Telecom SGPS SA	354,379	4,450,040
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	44,612	551,069
Sonae Industria SGPS SA2	65,352	557,135
Sonae SGPS SA	411,453	684,685

		19,141,374
SPAIN – 11.91%
Abertis Infraestructuras SA1	117,478	2,864,696
Acciona SA	13,226	2,019,742
Acerinox SA	95,305	1,793,329
Actividades de Construcciones y Servicios SA	111,643	5,003,231
Altadis SA	122,535	5,803,484
Antena 3 de Television SA1	39,289	903,242
Banco Bilbao Vizcaya Argentaria SA	1,589,065	36,288,035
Banco Popular Espanol SA	412,729	6,471,844
Banco Santander Central Hispano SA	2,781,350	43,114,834
Cintra Concesiones de Infraestructuras de Transporte SA1	110,865	1,471,635
Corporacion Mapfre SA	54,992	1,100,939
Ebro Puleva SA	39,289	842,389
Endesa SA	441,904	15,363,304
Fadesa SA	24,118	777,363
Fomento de Construcciones y Contratas SA	20,280	1,580,928
Gamesa Corporacion Tecnologica SA	92,582	1,949,483
Gas Natural SDG SA	88,773	2,969,253
Grupo Ferrovial SA	29,640	2,302,999
Iberdrola SA	376,941	13,982,946
Iberia Lineas Aereas de Espana SA	210,939	526,524
Inditex SA	104,252	4,698,696
Indra Sistemas SA	63,796	1,325,375
Inmobiliaria Colonial SA	16,727	1,343,565
Metrovacesa SA	26,466	2,503,570
NH Hoteles SA1	61,073	1,325,873
Promotora de Informaciones SA	38,610	638,048
Repsol YPF SA	435,291	12,503,439
Sacyr Vallehermoso SA1	55,338	2,133,563
Sociedad General de Aguas de Barcelona SA Class B	30,869	865,354
Sogecable SA1,2	23,729	779,708
Telefonica SA	2,035,248	34,909,937
Union Fenosa SA	68,464	2,989,310
Zeltia SA1,2	81,764	611,226

		213,757,864

TOTAL COMMON STOCKS (Cost: $1,588,588,174)		1,764,828,013

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
PREFERRED STOCKS – 1.31%
GERMANY – 0.73%
Henkel KGaA	27,619	$3,524,410
Porsche AG	3,900	3,994,804
ProSiebenSat.1 Media AG	41,234	1,106,302
RWE AG	18,672	1,542,099
Volkswagen AG	51,870	2,944,007

		13,111,622

ITALY – 0.58%
Banca Intesa SpA RNC	454,741	2,894,449
Telecom Italia SpA RNC	2,707,051	6,653,108
Unipol SpA	277,357	836,985

		10,384,542

TOTAL PREFERRED STOCKS (Cost: $ 20,720,467)		23,496,164
SHORT-TERM INVESTMENTS – 2.19%
CERTIFICATES OF DEPOSIT[4] – 0.09%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$224,877	224,877
Societe Generale
5.33%, 12/08/06	321,258	321,258
Washington Mutual Bank
5.36%, 11/13/06	803,145	803,145
Wells Fargo Bank N.A.
4.78%, 12/05/06	257,006	257,006

		1,606,286
COMMERCIAL PAPER[4] – 0.35%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[5]	93,737	92,635
Amsterdam Funding Corp.
5.27%, 09/15/06[5]	321,258	320,600
Atlantis One Funding
5.30%, 11/14/06[5]	440,792	435,990
Barton Capital Corp.
5.27%, 09/06/06[5]	161,914	161,796
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[5]	162,852	161,078
CC USA Inc.
5.03%, 10/24/06[5]	64,252	63,776

Security	Principal	Value
Charta LLC
5.30%, 11/06/06[5]	$321,258	$318,136
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[5]	564,229	561,726
Curzon Funding LLC
5.29%, 11/17/06[5]	321,258	317,623
Edison Asset Securitization LLC
5.22%, 12/11/06[5]	236,998	233,528
Falcon Asset Securitization Corp.
5.30%, 11/06/06[5]	321,258	318,136
Five Finance Inc.
5.19%, 12/01/06[5]	144,566	142,670
General Electric Capital Services Inc.
5.22%, 12/11/06	32,126	31,655
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[5]	321,258	320,094
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[5]	154,204	152,932
KKR Pacific Funding Trust
5.29%, 09/14/06[5]	321,258	320,644
Landale Funding LLC
5.31%, 11/15/06[5]	250,581	247,812
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[5]	416,421	414,032
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[5]	285,920	285,572
Mont Blanc Capital Corp.
5.29%, 11/15/06[5]	207,211	204,928
Monument Gardens Funding LLC
5.28%, 09/21/06[5]	161,442	160,968
Nestle Capital Corp.
5.19%, 08/09/07	192,755	183,251
Park Granada LLC
5.30%, 09/01/06[5]	73,414	73,414
Regency Markets LLC
5.28%, 09/15/06	160,629	160,300
Solitaire Funding Ltd.
5.27%, 09/05/06[5]	240,944	240,802

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Sydney Capital Corp.
5.27%, 09/12/06[5]	$73,504	$73,385
Tulip Funding Corp.
5.29%, 11/15/06[5]	169,438	167,571
White Pine Finance LLC
5.12%, 10/27/06[5]	60,718	60,234

		6,225,288
MEDIUM-TERM NOTES[4] – 0.07%
Bank of America N.A.
5.28%, 04/20/07	80,315	80,315
Cullinan Finance Corp.
5.71%, 06/28/07[5]	240,944	240,944
K2 USA LLC
5.39%, 06/04/07[5]	240,944	240,944
Marshall & Ilsley Bank
5.18%, 12/15/06	321,258	321,576
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[5]	375,872	375,872
US Bank N.A.
2.85%, 11/15/06	64,252	64,009

		1,323,660
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[6,7]	946,384	946,384

		946,384
REPURCHASE AGREEMENTS[4] – 0.44%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $401,632 (collateralized by U.S. Government obligations, value $409,993, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$401,573	401,573
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $642,612 (collateralized by non-U.S. Government debt securities, value $662,420, 3.80% to 9.13%, 11/1/06 to 6/15/26).	642,516	642,516

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $481,959 (collateralized by non-U.S. Government debt securities, value $530,588, 0.08% to 6.43%, 9/25/20 to 7/25/36).	$481,887	$481,887
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $963,917 (collateralized by non-U.S. Government debt securities, value $1,007,076, 4.35% to 7.50%, 9/15/08 to 8/25/35).	963,774	963,774
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $192,784 (collateralized by non-U.S. Government debt securities, value $235,302, 0.00% to 10.00%, 6/1/28 to 8/24/36).	192,755	192,755
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $642,611 (collateralized by non-U.S. Government debt securities, value $655,989, 0.00% to 8.57%, 11/15/06 to 2/15/38).	642,516	642,516
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $321,306 (collateralized by non-U.S. Government debt securities, value $337,641, 5.36% to 9.01%, 10/27/10 to 2/18/20).	321,258	321,258

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Principal	Value
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $80,327 (collateralized by non-U.S. Government debt securities, value $84,413, 6.63% to 10.50%, 1/15/07 to 4/15/16).	$80,315	$80,315
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $642,612 (collateralized by non-U.S. Government debt securities, value $675,285, 0.51% to 8.89%, 8/5/18 to 9/25/46).	642,516	642,516
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $321,306 (collateralized by non-U.S. Government debt securities, value $337,651, 4.11% to 9.79%, 4/28/31 to 9/25/46).	321,258	321,258
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $353,438 (collateralized by non-U.S. Government debt securities, value $371,405, 3.44% to 15.15%, 12/1/08 to 3/1/36).	353,384	353,384
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $642,611 (collateralized by non-U.S. Government debt securities, value $675,294, 6.38% to 10.25%, 5/1/07 to 10/15/16).	642,516	642,516
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $642,612 (collateralized by non-U.S. Government debt securities, value $662,540, 0.00% to 10.13%, 10/15/06 to 7/1/26).	642,516	642,516
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $321,306 (collateralized by non-U.S. Government debt securities, value $337,797, 4.05% to 7.24%, 6/20/29 to 1/14/41).	321,258	321,258
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $112,457 (collateralized by non-U.S. Government debt securities, value $172,438, 0.00% to 10.00%, 9/1/06 to 8/31/36).	112,440	112,440
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $234,415 (collateralized by non-U.S. Government debt securities, value $350,102, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	224,881	224,881
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $835,396 (collateralized by non-U.S. Government debt securities, value $877,867, 0.06% to 7.68%, 10/15/11 to 3/15/45).	835,271	835,271

		7,822,634

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Principal	Value
TIME DEPOSITS[4] – 0.01%
KBC Bank
5.31%, 09/01/06	$67,789 $	67,789

		67,789
VARIABLE & FLOATING RATE NOTES[4] – 1.18%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[5]	822,421	822,527
American Express Bank
5.30%, 02/28/07	321,258	321,257
American Express Centurion Bank
5.42%, 07/19/07	353,384	353,742
American Express Credit Corp.
5.51%, 07/05/07	96,377	96,431
ASIF Global Financing
5.51%, 05/03/07[5]	32,126	32,138
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[5]	208,818	208,818
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[5]	465,824	465,844
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[5]	819,208	819,250
BMW US Capital LLC
5.33%, 09/14/07[5]	321,258	321,258
BNP Paribas
5.36%, 05/18/07[5]	594,327	594,327
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[5]	234,518	234,519
CC USA Inc.
5.48%, 07/30/07[5]	160,629	160,650
Commodore CDO Ltd.
5.38%, 06/12/07[5]	80,315	80,315
Credit Agricole SA
5.48%, 07/23/07	321,258	321,258
Credit Suisse First Boston NY
5.51%, 04/24/07	160,629	160,636
Cullinan Finance Corp.
5.36%, 04/25/07[5]	80,315	80,315
DEPFA Bank PLC
5.37%, 06/15/07	321,258	321,258
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[5]	369,447	369,470
Eli Lilly Services Inc.
5.37%, 08/31/07[5]	321,258	321,258
Fifth Third Bancorp
5.30%, 09/21/07[5]	642,516	642,516
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[5]	321,258	321,234
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	337,321	337,400
Granite Master Issuer PLC
5.30%, 09/20/06	1,124,403	1,124,403
Harrier Finance Funding LLC
5.33%, 07/25/07[5]	96,377	96,395
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	481,887	481,962
HBOS Treasury Services PLC
5.53%, 07/24/07[5]	321,258	321,258
Holmes Financing PLC
5.40%, 07/16/07[5]	562,202	562,202
JP Morgan Chase & Co.
5.36%, 08/02/07	240,944	240,944
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[5]	240,944	240,933
Kestrel Funding LLC
5.31%, 07/11/07[5]	128,503	128,491
Kommunalkredit Austria AG
5.33%, 09/09/07[5]	192,755	192,755
Leafs LLC
5.33%, 01/22/07 - 02/20/07[5]	335,192	335,193
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[5]	401,573	401,483
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[5]	353,384	353,359

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2006

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[5]	$141,555	$141,555
Marshall & Ilsley Bank
5.31%, 09/14/07	176,692	176,692
Metropolitan Life Global Funding I
5.42%, 08/06/07[5]	481,887	481,887
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[5,8]	32,126	32,126
Monumental Global Funding II
5.49%, 12/27/06[5]	64,252	64,258
Mound Financing PLC
5.39%, 05/08/07[5]	301,983	301,983
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[5]	963,774	963,759
National City Bank of Indiana
5.37%, 05/21/07	160,629	160,639
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[5]	1,060,152	1,060,398
Newcastle Ltd.
5.35%, 04/24/07[5]	113,243	113,222
Northern Rock PLC
5.43%, 08/03/07[5]	385,510	385,519
Principal Life Global Funding I
5.80%, 02/08/07	144,566	144,862
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[5]	562,202	562,191
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[5]	321,258	321,258
Strips III LLC
5.38%, 07/24/07[5]	78,117	78,117
SunTrust Bank
5.37%, 05/01/07	321,258	321,271
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[5]	783,870	783,801
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[5]	449,761	449,761
US Bank N.A.
5.26%, 09/29/06	144,566	144,563
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[5]	479,385	479,385
Wachovia Bank N.A.
5.36%, 05/22/07	642,516	642,516
Wells Fargo & Co.
5.34%, 09/14/07[5]	160,629	160,639
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[5]	240,944	240,942
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[5]	963,774	963,576
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[5]	203,745	203,745

		21,244,464

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,236,505)		39,236,505

TOTAL INVESTMENTS IN SECURITIES – 101.82% (Cost: $1,648,545,146)		1,827,560,682
Other Assets, Less Liabilities – (1.82)%		(32,639,695)

NET ASSETS – 100.00%		$1,794,920,987

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[6]	Affiliated issuer. See Note 2.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.78%
PagesJaunes SA	22,916	$656,780
Publicis Groupe	25,137	991,683

		1,648,463

AEROSPACE & DEFENSE – 1.71%
European Aeronautic Defense and Space Co.	60,395	1,819,845
Safran SA	30,464	664,092
Thales SA	15,708	682,030
Zodiac SA	7,514	456,196

		3,622,163

AIRLINES – 0.28%
Air France - KLM	22,134	603,485

		603,485

APPAREL – 0.48%
Hermes International	11,882	1,006,872

		1,006,872

AUTO MANUFACTURERS – 2.62%
PSA Peugeot Citroen SA	28,196	1,590,587
Renault SA	34,000	3,956,123

		5,546,710

AUTO PARTS & EQUIPMENT – 1.07%
Compagnie Generale des Etablissements Michelin Class B	26,478	1,796,338
Valeo SA	12,716	464,874

		2,261,212

BANKS – 14.63%
BNP Paribas SA	153,068	16,252,783
Credit Agricole SA	110,264	4,475,658
Societe Generale Class A	63,735	10,279,582

		31,008,023

BEVERAGES – 1.42%
Pernod Ricard SA	13,787	3,005,463

		3,005,463

BUILDING MATERIALS – 3.88%
Compagnie de Saint-Gobain	57,274	4,248,522
Imerys SA	5,780	439,482
Lafarge SA	27,527	3,541,212

		8,229,216

CHEMICALS – 2.20%
L’Air Liquide SA	22,066	4,652,048

		4,652,048

COMMERCIAL SERVICES – 0.14%
Societe des Autoroutes Paris-Rhin-Rhone	4,046	294,949

		294,949

COMPUTERS – 0.90%
Atos Origin SA1	12,308	645,792
Cap Gemini SA	23,162	1,267,771

		1,913,563

COSMETICS & PERSONAL CARE – 2.62%
L’Oreal SA	53,023	5,545,150

		5,545,150

DIVERSIFIED FINANCIAL SERVICES – 0.71%
Euronext NV	16,678	1,498,677

		1,498,677

ENGINEERING & CONSTRUCTION – 2.93%
Bouygues SA	37,357	1,965,354
Vinci SA	39,272	4,247,825

		6,213,179

FOOD – 6.38%
Carrefour SA	110,333	6,801,721
Casino Guichard Perrachon SA	7,956	681,824
Groupe Danone[2]	43,918	6,037,731

		13,521,276

FOOD SERVICE – 0.44%
Sodexho Alliance SA	17,360	924,644

		924,644

GAS – 0.64%
Gaz de France	36,458	1,355,241

		1,355,241

HAND & MACHINE TOOLS – 2.09%
Schneider Electric SA	41,637	4,437,012

		4,437,012

HEALTH CARE – PRODUCTS – 0.88%
Compagnie Generale d’Optique Essilor International SA	18,033	1,865,118

		1,865,118

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 2.19%
LVMH Moet Hennessy Louis Vuitton SA	45,101	$4,638,729

		4,638,729

HOME FURNISHINGS – 0.37%
Thomson	48,427	774,242

		774,242

HOUSEHOLD PRODUCTS & WARES – 0.15%
Societe BIC SA	5,032	312,656

		312,656

INSURANCE – 5.90%
AXA	306,102	11,362,950
CNP Assurances	7,570	781,497
SCOR	150,348	359,887

		12,504,334

IRON & STEEL – 2.02%
Mittal Steel Co. NV French	128,177	4,274,101

		4,274,101

LODGING – 1.15%
Accor SA	37,984	2,428,640

		2,428,640

MACHINERY – 0.90%
Alstom[1]	20,274	1,910,048

		1,910,048

MEDIA – 4.72%
Lagardere S.C.A.	22,358	1,637,027
M6-Metropole Television	12,036	376,077
Societe Television Francaise 1	21,488	686,818
Vivendi Universal SA	212,412	7,300,461

		10,000,383

METAL FABRICATE & HARDWARE – 0.72%
Vallourec SA	6,780	1,518,779

		1,518,779

OFFICE & BUSINESS EQUIPMENT – 0.32%
Neopost SA	5,882	687,044

		687,044

OIL & GAS – 12.95%
Total SA	406,708	27,435,967

		27,435,967

Security	Shares or Principal	Value

OIL & GAS SERVICES – 0.53%
Technip SA	19,382	$1,117,439

		1,117,439

PHARMACEUTICALS – 7.91%
Sanofi-Aventis	186,966	16,764,774

		16,764,774

REAL ESTATE – 1.14%
Gecina SA	2,278	296,844
Klepierre	3,366	472,659
Unibail Holding	8,424	1,643,351

		2,412,854

RETAIL – 0.79%
PPR SA	12,209	1,684,712

		1,684,712

SEMICONDUCTORS – 0.97%
STMicroelectronics NV	125,546	2,065,061

		2,065,061

SOFTWARE – 0.50%
Business Objects SA1	17,408	485,549
Dassault Systemes SA	10,440	577,580

		1,063,129

TELECOMMUNICATIONS – 4.59%
Alcatel SA Class A1	249,479	3,126,393
France Telecom	311,308	6,602,976

		9,729,369

WATER – 5.16%
Suez SA	187,276	8,001,942
Veolia Environnement	52,530	2,941,795

		10,943,737

TOTAL COMMON STOCKS (Cost: $203,910,784)		211,418,462

SHORT-TERM INVESTMENTS – 1.28%

CERTIFICATES OF DEPOSIT[3] – 0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$15,018	15,018
Societe Generale
5.33%, 12/08/06	21,454	21,454

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Principal	Value
Washington Mutual Bank
5.36%, 11/13/06	$53,636	$53,636
Wells Fargo Bank N.A.
4.78%, 12/05/06	17,164	17,164

		107,272
COMMERCIAL PAPER[3] – 0.20%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	6,261	6,187
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	21,454	21,410
Atlantis One Funding
5.30%, 11/14/06[4]	29,437	29,116
Barton Capital Corp.
5.27%, 09/06/06[4]	10,813	10,805
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	10,876	10,757
CC USA Inc.
5.03%, 10/24/06[4]	4,291	4,259
Charta LLC
5.30%, 11/06/06[4]	21,454	21,246
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	37,681	37,513
Curzon Funding LLC
5.29%, 11/17/06[4]	21,454	21,212
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	15,827	15,596
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	21,454	21,246
Five Finance Inc.
5.19%, 12/01/06[4]	9,654	9,528
General Electric Capital Services Inc.
5.22%, 12/11/06	2,145	2,114
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	21,454	21,376
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	10,298	10,213
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	21,454	21,413
Landale Funding LLC
5.31%, 11/15/06[4]	16,734	16,549
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	27,810	27,650
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	19,094	19,071
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	13,838	13,686
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	10,781	10,750
Nestle Capital Corp.
5.19%, 08/09/07	12,873	12,238
Park Granada LLC
5.30%, 09/01/06[4]	4,903	4,903
Regency Markets LLC
5.28%, 09/15/06	10,727	10,705
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	16,091	16,081
Sydney Capital Corp.
5.27%, 09/12/06[4]	4,909	4,901
Tulip Funding Corp.
5.29%, 11/15/06[4]	11,315	11,191
White Pine Finance LLC
5.12%, 10/27/06[4]	4,055	4,023

		415,739
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	5,364	5,364
Cullinan Finance Corp.
5.71%, 06/28/07[4]	16,091	16,091
K2 USA LLC
5.39%, 06/04/07[4]	16,091	16,091
Marshall & Ilsley Bank
5.18%, 12/15/06	21,454	21,476
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	25,102	25,102
US Bank N.A.
2.85%, 11/15/06	4,291	4,275

		88,399

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	160,863	$160,863

		160,863
REPURCHASE AGREEMENTS[3] – 0.25%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $26,822 (collateralized by U.S. Government obligations, value $27,380, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$26,818	26,818
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $42,915 (collateralized by non-U.S. Government debt securities, value $44,238, 3.80% to 9.13%, 11/1/06 to 6/15/26).	42,909	42,909
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $32,187 (collateralized by non-U.S. Government debt securities, value $35,434, 0.08% to 6.43%, 9/25/20 to 7/25/36).	32,182	32,182
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $64,373 (collateralized by non-U.S. Government debt securities, value $67,255, 4.35% to 7.50%, 9/15/08 to 8/25/35).	64,363	64,363

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $12,875 (collateralized by non-U.S. Government debt securities, value $15,714, 0.00% to 10.00%, 6/1/28 to 8/24/36).	$12,873	$12,873
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $42,915 (collateralized by non-U.S. Government debt securities, value $43,808, 0.00% to 8.57%, 11/15/06 to 2/15/38).	42,909	42,909
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $21,457 (collateralized by non-U.S. Government debt securities, value $22,548, 5.36% to 9.01%, 10/27/10 to 2/18/20).	21,454	21,454
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $5,365 (collateralized by non-U.S. Government debt securities, value $5,637, 6.63% to 10.50%, 1/15/07 to 4/15/16).	5,364	5,364
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $42,915 (collateralized by non-U.S. Government debt securities, value $45,097, 0.51% to 8.89%, 8/5/18 to 9/25/46).	42,909	42,909

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $21,457 (collateralized by non-U.S. Government debt securities, value $22,549, 4.11% to 9.79%, 4/28/31 to 9/25/46).	$21,454	$21,454
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $23,604 (collateralized by non-U.S. Government debt securities, value $24,803, 3.44% to 15.15%, 12/1/08 to 3/1/36).	23,600	23,600
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $42,915 (collateralized by non-U.S. Government debt securities, value $45,098, 6.38% to 10.25%, 5/1/07 to 10/15/16).	42,909	42,909
Merrill Lynch & Co. Inc. Repurchase Agreement, 5. 36%, due 9/1/06, maturity value $42,915 (collateralized by non-U.S. Government debt securities, value $44,246, 0.00% to 10.13%, 10/15/06 to 7/1/26).	42,909	42,909
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $21,457 (collateralized by non-U.S. Government debt securities, value $22,559, 4.05% to 7.24%, 6/20/29 to 1/14/41).	21,454	21,454
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $7,510 (collateralized by non-U.S. Government debt securities, value $11,516, 0.00% to 10.00%, 9/1/06 to 8/31/36).	7,509	7,509
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $15,655 (collateralized by non-U.S. Government debt securities, value $23,381, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	15,018	15,018
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $55,789 (collateralized by non-U.S. Government debt securities, value $58,626, 0.06% to 7.68%, 10/15/11 to 3/15/45).	55,781	55,781

		522,415
TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	4,527	4,527

		4,527
VARIABLE & FLOATING RATE NOTES[3] – 0.67%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	54,923	54,931
American Express Bank
5.30%, 02/28/07	21,454	21,454
American Express Centurion Bank
5.42%, 07/19/07	23,600	23,624
American Express Credit Corp.
5.51%, 07/05/07	6,436	6,440
ASIF Global Financing
5.51%, 05/03/07[4]	2,145	2,146

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Principal	Value
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	$13,945	$13,945
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	31,109	31,110
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	54,709	54,712
BMW US Capital LLC
5.33%, 09/14/07[4]	21,454	21,454
BNP Paribas
5.36%, 05/18/07[4]	39,691	39,691
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	15,662	15,661
CC USA Inc.
5.48%, 07/30/07[4]	10,727	10,729
Commodore CDO Ltd.
5.38%, 06/12/07[4]	5,364	5,364
Credit Agricole SA
5.48%, 07/23/07	21,454	21,454
Credit Suisse First Boston NY
5.51%, 04/24/07	10,727	10,728
Cullinan Finance Corp.
5.36%, 04/25/07[4]	5,364	5,364
DEPFA Bank PLC
5.37%, 06/15/07	21,454	21,454
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	24,673	24,674
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	21,454	21,454
Fifth Third Bancorp
5.30%, 09/21/07[4]	42,909	42,909
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	21,454	21,452
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	22,527	22,533
Granite Master Issuer PLC
5.30%, 09/20/06	75,090	75,090
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	6,436	6,438
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	32,182	32,186
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	21,454	21,454
Holmes Financing PLC
5.40%, 07/16/07[4]	37,545	37,545
JP Morgan Chase & Co.
5.36%, 08/02/07	16,091	16,091
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	16,091	16,090
Kestrel Funding LLC
5.31%, 07/11/07[4]	8,582	8,581
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	12,873	12,873
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	22,385	22,385
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	26,818	26,812
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	23,600	23,598
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	9,453	9,453
Marshall & Ilsley Bank
5.31%, 09/14/07	11,800	11,800
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	32,182	32,182
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	2,145	2,145
Monumental Global Funding II
5.49%, 12/27/06[4]	4,291	4,291
Mound Financing PLC
5.39%, 05/08/07[4]	20,167	20,167
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	64,363	64,363

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2006

Security	Principal	Value
National City Bank of Indiana
5.37%, 05/21/07	$10,727	$10,728
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	70,799	70,815
Newcastle Ltd.
5.35%, 04/24/07[4]	7,563	7,561
Northern Rock PLC
5.43%, 08/03/07[4]	25,745	25,746
Principal Life Global Funding I
5.80%, 02/08/07	9,654	9,674
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	37,545	37,544
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	21,454	21,454
Strips III LLC
5.38%, 07/24/07[4]	5,217	5,217
SunTrust Bank
5.37%, 05/01/07	21,454	21,455
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	52,349	52,343
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	30,036	30,036
US Bank N.A.
5.26%, 09/29/06	9,654	9,654
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	32,014	32,015
Wachovia Bank N.A.
5.36%, 05/22/07	42,909	42,909
Wells Fargo & Co.
5.34%, 09/14/07[4]	10,727	10,728
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	16,091	16,091
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	64,363	64,350
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	13,607	13,607

		1,418,754

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,717,969)		2,717,969

TOTAL INVESTMENTS IN SECURITIES – 101.06% (Cost: $206,628,753)		214,136,431
Other Assets, Less Liabilities – (1.06)%		(2,250,670)

NET ASSETS – 100.00%		$211,885,761

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 96.26%
AIRLINES – 0.59%
Deutsche Lufthansa AG	237,639	$4,702,774

		4,702,774
APPAREL – 1.75%
Adidas-Salomon AG	206,564	9,836,136
Puma AG	12,091	4,190,111

		14,026,247
AUTO MANUFACTURERS – 7.51%
DaimlerChrysler AG	881,174	46,471,407
Volkswagen AG	173,229	13,825,600

		60,297,007
AUTO PARTS & EQUIPMENT – 1.80%
Continental AG	135,600	14,493,494

		14,493,494
BANKS – 12.32%
Commerzbank AG	624,664	21,829,111
DEPFA Bank PLC	362,052	6,729,216
Deutsche Bank AG	498,556	56,893,445
Deutsche Postbank AG	62,715	4,890,556
Hypo Real Estate Holding AG	138,086	8,555,038

		98,897,366
BIOTECHNOLOGY – 0.27%
QIAGEN NV1,2	151,011	2,161,112

		2,161,112
CHEMICALS – 9.20%
BASF AG	471,888	38,857,908
Bayer AG	707,380	35,014,980

		73,872,888
COMPUTERS – 0.28%
Wincor Nixdorf AG	15,933	2,217,756

		2,217,756
COSMETICS & PERSONAL CARE – 0.41%
Beiersdorf AG	60,003	3,318,056

		3,318,056
DIVERSIFIED FINANCIAL SERVICES – 2.11%
Deutsche Boerse AG	104,412	15,833,821
MLP AG2	64,523	1,106,742

		16,940,563
ELECTRIC – 14.50%
E.ON AG	602,742	76,505,896
RWE AG	436,180	39,943,086

		116,448,982
ENERGY – ALTERNATE SOURCES – 0.26%
Solarworld AG2	34,804	2,057,804

		2,057,804
ENGINEERING & CONSTRUCTION – 1.87%
Bilfinger Berger AG	36,838	2,018,212
Hochtief AG	44,070	2,506,376
Linde AG	119,328	10,522,659

		15,047,247
FOOD – 1.43%
METRO AG	160,234	9,410,334
Suedzucker AG	83,846	2,087,512

		11,497,846
HEALTH CARE – PRODUCTS – 1.06%
Fresenius Medical Care AG & Co. KGaA	64,297	8,475,602

		8,475,602
INSURANCE – 12.05%
Allianz AG	396,517	67,185,927
Muenchener Rueckversicherungs-Gesellschaft AG	196,281	29,541,916

		96,727,843
IRON & STEEL – 1.98%
Salzgitter AG	39,550	3,540,275
ThyssenKrupp AG	362,843	12,345,272

		15,885,547
LEISURE TIME – 0.57%
TUI AG2	235,040	4,585,151

		4,585,151
MACHINERY – DIVERSIFIED – 1.85%
Heidelberger Druckmaschinen AG	60,116	2,410,121
MAN AG	128,707	9,837,306
Rheinmetall AG	38,759	2,599,745

		14,847,172
MANUFACTURING – 8.73%
Siemens AG	826,934	70,052,646

		70,052,646

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Shares	Value
MEDIA – 0.10%
Premiere AG1	61,133	$768,447

		768,447

PHARMACEUTICALS – 1.87%
ALTANA AG	76,501	4,514,347
Celesio AG [2]	102,830	5,212,451
Merck KGaA	53,449	5,301,664

		15,028,462

REAL ESTATE – 0.37%
IVG Immobilien AG	92,434	2,991,133

		2,991,133

RETAIL – 0.35%
Douglas Holding AG	32,205	1,436,245
KarstadtQuelle AG1,2	62,941	1,393,820

		2,830,065

SEMICONDUCTORS – 1.10%
Infineon Technologies AG1	755,744	8,870,967

		8,870,967

SOFTWARE – 4.82%
SAP AG	202,722	38,688,005

		38,688,005

TELECOMMUNICATIONS – 4.73%
Deutsche Telekom AG	2,604,085	37,966,959

		37,966,959

TRANSPORTATION – 2.38%
Deutsche Post AG	753,032	19,075,949

		19,075,949

TOTAL COMMON STOCKS (Cost: $713,318,605)		772,773,090

PREFERRED STOCKS – 3.46%

AUTO MANUFACTURERS – 1.81%
Porsche AG	8,023	8,218,030
Volkswagen AG	110,966	6,298,143

		14,516,173

ELECTRIC – 0.32%
RWE AG	30,962	2,557,115

		2,557,115

Security	Shares or Principal	Value
HOUSEHOLD PRODUCTS & WARES – 1.05%
Henkel KGaA	65,879	$8,406,700

		8,406,700

MEDIA – 0.28%
ProSiebenSat.1 Media AG	84,411	2,264,734

		2,264,734

TOTAL PREFERRED STOCKS (Cost: $22,781,337)		27,744,722

SHORT-TERM INVESTMENTS – 1.38%

CERTIFICATES OF DEPOSIT[3] – 0.0 6%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$65,105	65,105
Societe Generale
5.33%, 12/08/06	93,007	93,007
Washington Mutual Bank
5.36%, 11/13/06	232,518	232,518
Wells Fargo Bank N.A.
4.78%, 12/05/06	74,406	74,406

		465,036

COMMERCIAL PAPER[3] – 0.22%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	27,138	26,819
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	93,007	92,816
Atlantis One Funding
5.30%, 11/14/06[4]	127,613	126,223
Barton Capital Corp.
5.27%, 09/06/06[4]	46,876	46,841
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	47,147	46,634
CC USA Inc.
5.03%, 10/24/06[4]	18,601	18,464
Charta LLC
5.30%, 11/06/06[4]	93,007	92,103
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	163,349	162,624
Curzon Funding LLC
5.29%, 11/17/06[4]	93,007	91,955

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Principal	Value
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	$68,613	$67,608
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	93,007	92,103
Five Finance Inc.
5.19%, 12/01/06[4]	41,853	41,304
General Electric Capital Services Inc.
5.22%, 12/11/06	9,301	9,164
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	93,007	92,670
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	44,643	44,274
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	93,007	92,829
Landale Funding LLC
5.31%, 11/15/06[4]	72,546	71,744
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	120,558	119,866
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	82,776	82,676
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	59,990	59,328
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	46,739	46,602
Nestle Capital Corp.
5.19%, 08/09/07	55,804	53,053
Park Granada LLC
5.30%, 09/01/06[4]	21,254	21,254
Regency Markets LLC
5.28%, 09/15/06	46,504	46,408
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	69,755	69,714
Sydney Capital Corp.
5.27%, 09/12/06[4]	21,280	21,246
Tulip Funding Corp.
5.29%, 11/15/06[4]	49,054	48,513
White Pine Finance LLC
5.12%, 10/27/06[4]	17,578	17,438

		1,802,273

MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	23,252	23,252

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[4]	$69,755	$69,755
K2 USA LLC
5.39%, 06/04/07[4]	69,755	69,755
Marshall & Ilsley Bank
5.18%, 12/15/06	93,007	93,099
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	108,818	108,818
US Bank N.A.
2.85%, 11/15/06	18,601	18,531

		383,210

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	19,872	19,872

		19,872

REPURCHASE AGREEMENTS[3] – 0.28%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $116,276 (collateralized by U.S. Government obligations, value $118,697, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$116,259	116,259
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $186,042 (collateralized by non-U.S. Government debt securities, value $191,777, 3.80% to 9.13%, 11/1/06 to 6/15/26).	186,014	186,014
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $139,532 (collateralized by non-U.S. Government debt securities, value $153,610, 0.08% to 6.43%, 9/25/20 to 7/25/36).	139,511	139,511

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $279,063 (collateralized by non-U.S. Government debt securities, value $291,558, 4.35% to 7.50%, 9/15/08 to 8/25/35).	$279,021	$279,021
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $55,812 (collateralized by non-U.S. Government debt securities, value $68,122, 0.00% to 10.00%, 6/1/28 to 8/24/36).	55,804	55,804
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $186,042 (collateralized by non-U.S. Government debt securities, value $189,915, 0.00% to 8.57%, 11/15/06 to 2/15/38).	186,014	186,014
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $93,021 (collateralized by non-U.S. Government debt securities, value $97,750, 5.36% to 9.01%, 10/27/10 to 2/18/20).	93,007	93,007
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $23,255 (collateralized by non-U.S. Government debt securities, value $24,438, 6.63% to 10.50%, 1/15/07 to 4/15/16).	23,252	23,252
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $186,042 (collateralized by non-U.S. Government debt securities, value $195,501, 0.51% to 8.89%, 8/5/18 to 9/25/46).	186,014	186,014
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $93,021 (collateralized by non-U.S. Government debt securities, value $97,753, 4.11% to 9.79%, 4/28/31 to 9/25/46).	93,007	93,007
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $102,324 (collateralized by non-U.S. Government debt securities, value $107,525, 3.44% to 15.15%, 12/1/08 to 3/1/36).	102,308	102,308
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $186,043 (collateralized by non-U.S. Government debt securities, value $195,504, 6.38% to 10.25%, 5/1/07 to 10/15/16).	186,015	186,015
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $186,042 (collateralized by non-U.S. Government debt securities, value $191,811, 0.00% to 10.13%, 10/15/06 to 7/1/26).	186,014	186,014

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $93,021 (collateralized by non-U.S. Government debt securities, value $97,795, 4.05% to 7.24%, 6/20/29 to 1/14/41).	$93,007	$93,007
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $32,557 (collateralized by non-U.S. Government debt securities, value $49,922, 0.00% to 10.00%, 9/1/06 to 8/31/36).	32,552	32,552
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $67,865 (collateralized by non-U.S. Government debt securities, value $101,358, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	65,105	65,105
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $241,854 (collateralized by non-U.S. Government debt securities, value $254,150, 0.06% to 7.68%, 10/15/11 to 3/15/45).	241,818	241,818

		2,264,722

TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	19,625	19,625

		19,625

VARIABLE & FLOATING RATE NOTES [3] – 0.77%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	238,098	238,134
American Express Bank
5.30%, 02/28/07	93,007	93,007
American Express Centurion Bank
5.42%, 07/19/07	102,308	102,411
American Express Credit Corp.
5.51%, 07/05/07	27,902	27,918
ASIF Global Financing
5.51%, 05/03/07[4]	9,301	9,304
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	60,455	60,455
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	134,860	134,866
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	237,168	237,185
BMW US Capital LLC
5.33%, 09/14/07[4]	93,007	93,007
BNP Paribas
5.36%, 05/18/07[4]	172,063	172,063
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	67,895	67,896
CC USA Inc.
5.48%, 07/30/07[4]	46,504	46,510
Commodore CDO Ltd.
5.38%, 06/12/07[4]	23,252	23,252
Credit Agricole SA
5.48%, 07/23/07	93,007	93,007
Credit Suisse First Boston NY
5.51%, 04/24/07	46,504	46,506
Cullinan Finance Corp.
5.36%, 04/25/07[4]	23,252	23,252
DEPFA Bank PLC
5.37%, 06/15/07	93,007	93,007
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	106,958	106,965
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	93,007	93,007
Fifth Third Bancorp
5.30%, 09/21/07[4]	186,014	186,014

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Principal	Value
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	$93,007	$93,000
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	97,657	97,680
Granite Master Issuer PLC
5.30%, 09/20/06	325,525	325,525
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	27,902	27,907
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	139,511	139,532
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	93,007	93,007
Holmes Financing PLC
5.40%, 07/16/07[4]	162,762	162,762
JP Morgan Chase & Co.
5.36%, 08/02/07	69,755	69,755
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	69,755	69,752
Kestrel Funding LLC
5.31%, 07/11/07[4]	37,203	37,199
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	55,804	55,804
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	97,041	97,041
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	116,259	116,233
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	102,308	102,300
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	40,982	40,982
Marshall & Ilsley Bank
5.31%, 09/14/07	51,154	51,154
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	139,511	139,511
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	9,301	9,301
Monumental Global Funding II
5.49%, 12/27/06[4]	18,601	18,603
Mound Financing PLC
5.39%, 05/08/07[4]	87,427	87,427
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	279,021	279,016
National City Bank of Indiana
5.37%, 05/21/07	46,504	46,506
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	306,923	306,995
Newcastle Ltd.
5.35%, 04/24/07[4]	32,785	32,779
Northern Rock PLC
5.43%, 08/03/07[4]	111,609	111,611
Principal Life Global Funding I
5.80%, 02/08/07	41,853	41,939
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	162,762	162,759
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	93,007	93,007
Strips III LLC
5.38%, 07/24/07[4]	22,615	22,615
SunTrust Bank
5.37%, 05/01/07	93,007	93,011
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	226,937	226,917
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	130,210	130,210
US Bank N.A.
5.26%, 09/29/06	41,853	41,852
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	138,786	138,786
Wachovia Bank N.A.
5.36%, 05/22/07	186,014	186,014
Wells Fargo & Co.
5.34%, 09/14/07[4]	46,504	46,506

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2006

Security	Principal	Value
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	$69,755	$69,755
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	279,021	278,964
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	58,986	58,986

		6,150,469

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,105,207)		11,105,207

TOTAL INVESTMENTS IN SECURITIES – 101.10% (Cost: $747,205,149)		811,623,019
Other Assets, Less Liabilities – (1.10)%		(8,828,425)

NET ASSETS – 100.00%		$802,794,594

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® MSCI ITALY INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 94.31%
AEROSPACE & DEFENSE – 1.83%
Finmeccanica SpA	121,056	$2,677,670

		2,677,670
APPAREL – 0.35%
Benetton Group SpA	34,592	517,184

		517,184
AUTO MANUFACTURERS – 1.75%
Fiat SpA[1,2]	179,136	2,563,608

		2,563,608
AUTO PARTS & EQUIPMENT – 0.66%
Pirelli SpA	1,111,776	968,439

		968,439
BANKS – 36.02%
Banca Intesa SpA	1,030,176	6,896,680
Banca Monte dei Paschi di Siena SpA[2]	445,600	2,707,928
Banca Popolare di Milano Scrl	167,328	2,330,368
Banca Popolare di Verona e Novara Scrl	166,080	4,932,104
Banche Popolari Unite Scrl	163,232	4,603,061
Capitalia SpA	576,896	5,028,883
Sanpaolo IMI SpA	342,592	7,174,431
UniCredito Italiano SpA	2,390,784	19,035,209

		52,708,664
BUILDING MATERIALS – 0.86%
Italcementi SpA	51,264	1,263,851

		1,263,851
COMMERCIAL SERVICES – 2.85%
Autostrade SpA	147,104	4,161,440
Autostrade SpA Rights[1,3]	147,104	177

		4,161,617
DIVERSIFIED FINANCIAL SERVICES – 3.63%
Banca Fideuram SpA[2]	132,864	852,064
Mediobanca SpA	204,736	4,460,471

		5,312,535
ELECTRIC – 9.65%
Enel SpA	1,372,896	12,248,907
Terna SpA	658,656	1,873,818

		14,122,725
ENTERTAINMENT – 0.45%
Lottomatica SpA	16,960	655,631

		655,631
HEALTH CARE – PRODUCTS – 1.31%
Luxottica Group SpA	66,080	1,912,483

		1,912,483
INSURANCE – 6.29%
Assicurazioni Generali SpA	184,640	6,951,007
Fondiaria-Sai SpA	36,576	1,546,903
Mediolanum SpA	98,688	709,950

		9,207,860
MEDIA – 3.46%
Arnoldo Mondadori Editore SpA	63,520	614,288
Gruppo Editoriale L’Espresso SpA[2]	54,592	290,179
Mediaset SpA	303,904	3,508,891
Seat Pagine Gialle SpA[2]	1,376,740	642,357

		5,055,715
OIL & GAS – 17.29%
ENI SpA	826,720	25,292,006

		25,292,006
RETAIL – 1.08%
Autogrill SpA	60,576	917,302
Bulgari SpA	52,544	658,129

		1,575,431
TELECOMMUNICATIONS – 6.83%
Telecom Italia SpA	3,547,872	9,809,540
Tiscali SpA [1,2]	64,049	187,338

		9,996,878

TOTAL COMMON STOCKS (Cost: $117,401,596)		137,992,297
PREFERRED STOCKS – 5.57%
BANKS – 0.32%
Banca Intesa SpA RNC	72,608	462,153

		462,153
INSURANCE – 1.99%
Unipol SpA	964,928	2,911,881

		2,911,881

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 3.26%
Telecom Italia SpA RNC	1,943,264	$4,775,952

		4,775,952

TOTAL PREFERRED STOCKS (Cost: $7,346,668)		8,149,986
SHORT-TERM INVESTMENTS – 2.20%
CERTIFICATES OF DEPOSIT[4]– 0.09%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$18,921	18,921
Societe Generale
5.33%, 12/08/06	27,029	27,029
Washington Mutual Bank
5.36%, 11/13/06	67,574	67,574
Wells Fargo Bank N.A.
4.78%, 12/05/06	21,624	21,624

		135,148
COMMERCIAL PAPER[4] – 0.36%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[5]	7,887	7,800
Amsterdam Funding Corp.
5.27%, 09/15/06[5]	27,029	26,974
Atlantis One Funding
5.30%, 11/14/06[5]	37,087	36,683
Barton Capital Corp.
5.27%, 09/06/06[5]	13,623	13,613
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[5]	13,702	13,552
CC USA Inc.
5.03%, 10/24/06[5]	5,406	5,366
Charta LLC
5.30%, 11/06/06[5]	27,029	26,767
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[5]	47,472	47,262
Curzon Funding LLC
5.29%, 11/17/06[5]	27,029	26,724
Edison Asset Securitization LLC
5.22%, 12/11/06[5]	19,940	19,648

Security	Principal	Value
Falcon Asset Securitization Corp.
5.30%, 11/06/06[5]	$27,029	$26,767
Five Finance Inc.
5.19%, 12/01/06[5]	12,163	12,004
General Electric Capital Services Inc.
5.22%, 12/11/06	2,703	2,663
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[5]	27,029	26,932
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[5]	12,974	12,867
KKR Pacific Funding Trust
5.29%, 09/14/06[5]	27,029	26,978
Landale Funding LLC
5.31%, 11/15/06[5]	21,083	20,850
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[5]	35,036	34,836
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[5]	24,056	24,027
Mont Blanc Capital Corp.
5.29%, 11/15/06[5]	17,434	17,242
Monument Gardens Funding LLC
5.28%, 09/21/06[5]	13,583	13,543
Nestle Capital Corp.
5.19%, 08/09/07	16,218	15,418
Park Granada LLC
5.30%, 09/01/06[5]	6,177	6,177
Regency Markets LLC
5.28%, 09/15/06	13,515	13,487
Solitaire Funding Ltd.
5.27%, 09/05/06[5]	20,272	20,260
Sydney Capital Corp.
5.27%, 09/12/06[5]	6,184	6,174
Tulip Funding Corp.
5.29%, 11/15/06[5]	14,256	14,099
White Pine Finance LLC
5.12%, 10/27/06[5]	5,109	5,068

		523,781

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[4] – 0.08%
Bank of America N.A.
5.28%, 04/20/07	$6,757	$6,757
Cullinan Finance Corp.
5.71%, 06/28/07[5]	20,272	20,272
K2 USA LLC
5.39%, 06/04/07[5]	20,272	20,272
Marshall & Ilsley Bank
5.18%, 12/15/06	27,029	27,056
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[5]	31,624	31,624
US Bank N.A.
2.85%, 11/15/06	5,406	5,385

		111,366
MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[6,7]	1,089	1,089

		1,089
REPURCHASE AGREEMENTS[4] – 0.45%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $33,792 (collateralized by U.S. Government obligations, value $34,495, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$33,787	33,787
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $54,067 (collateralized bynon-U.S. Government debtsecurities, value $55,734, 3.80% to 9.13%, 11/1/06 to 6/15/26).	54,059	54,059

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $40,550 (collateralized bynon-U.S. Government debtsecurities, value $44,642, 0.08% to 6.43%, 9/25/20 to 7/25/36).	$40,544	$40,544
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $81,100 (collateralized bynon-U.S. Government debtsecurities, value $84,732, 4.35% to 7.50%, 9/15/08 to 8/25/35).	81,088	81,088
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $16,220 (collateralized bynon-U.S. Government debtsecurities, value $19,797, 0.00% to 10.00%, 6/1/28 to 8/24/36).	16,218	16,218
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $54,067 (collateralized bynon-U.S. Government debtsecurities, value $55,192, 0.00% to 8.57%, 11/15/06 to 2/15/38).	54,059	54,059
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $27,033 (collateralized bynon-U.S. Government debtsecurities, value $28,408, 5.36% to 9.01%, 10/27/10 to 2/18/20).	27,029	27,029

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2006

Security	Principal	Value
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $6,758 (collateralized by non-U.S. Government debt securities, value $7,102, 6.63% to 10.50%, 1/15/07 to 4/15/16).	$6,757	$6,757
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $54,067 (collateralized by non-U.S. Government debt securities, value $56,816, 0.51% to 8.89%, 8/5/18 to 9/25/46).	54,059	54,059
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $27,033 (collateralized by non-U.S. Government debt securities, value $28,409, 4.11% to 9.79%, 4/28/31 to 9/25/46).	27,029	27,029
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $29,737 (collateralized by non-U.S. Government debt securities, value $31,249, 3.44% to 15.15%, 12/1/08 to 3/1/36).	29,732	29,732
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $54,067 (collateralized by non-U.S. Government debt securities, value $56,817, 6.38% to 10.25%, 5/1/07 to 10/15/16).	54,059	54,059
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $54,067 (collateralized by non-U.S. Government debt securities, value $55,744, 0.00% to 10.13%, 10/15/06 to 7/1/26).	54,059	54,059
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $27,033 (collateralized by non-U.S. Government debt securities, value $28,421, 4.05% to 7.24%, 6/20/29 to 1/14/41).	27,029	27,029
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $9,461 (collateralized by non-U.S. Government debt securities, value $14,508, 0.00% to 10.00%, 9/1/06 to 8/31/36).	9,460	9,460
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $19,723 (collateralized by non-U.S. Government debt securities, value $29,456, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	18,921	18,921
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $70,288 (collateralized by non-U.S. Government debt securities, value $73,860, 0.06% to 7.68%, 10/15/11 to 3/15/45).	70,277	70,277

		658,166

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2006

Security	Principal	Value
TIME DEPOSITS[4] – 0.00%
KBC Bank
5.31%, 09/01/06	$5,703	$5,703

		5,703
VARIABLE & FLOATING RATE NOTES[4] – 1.22%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[5]	69,195	69,204
American Express Bank
5.30%, 02/28/07	27,029	27,030
American Express Centurion Bank
5.42%, 07/19/07	29,732	29,763
American Express Credit Corp.
5.51%, 07/05/07	8,109	8,113
ASIF Global Financing
5.51%, 05/03/07[5]	2,703	2,704
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[5]	17,569	17,569
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[5]	39,193	39,195
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[5]	68,925	68,928
BMW US Capital LLC
5.33%, 09/14/07[5]	27,029	27,029
BNP Paribas
5.36%, 05/18/07[5]	50,004	50,004
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[5]	19,731	19,731
CC USA Inc.
5.48%, 07/30/07[5]	13,515	13,516
Commodore CDO Ltd.
5.38%, 06/12/07[5]	6,757	6,757
Credit Agricole SA
5.48%, 07/23/07	27,029	27,029
Credit Suisse First Boston NY
5.51%, 04/24/07	13,515	13,515
Cullinan Finance Corp.
5.36%, 04/25/07[5]	6,757	6,757
DEPFA Bank PLC
5.37%, 06/15/07	27,029	27,029
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[5]	31,084	31,086
Eli Lilly Services Inc.
5.37%, 08/31/07[5]	27,029	27,029
Fifth Third Bancorp
5.30%, 09/21/07[5]	54,059	54,059
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[5]	27,029	27,027
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	28,381	28,388
Granite Master Issuer PLC
5.30%, 09/20/06	94,603	94,603
Harrier Finance Funding LLC
5.33%, 07/25/07[5]	8,109	8,110
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	40,544	40,550
HBOS Treasury Services PLC
5.53%, 07/24/07[5]	27,029	27,029
Holmes Financing PLC
5.40%, 07/16/07[5]	47,302	47,302
JP Morgan Chase & Co.
5.36%, 08/02/07	20,272	20,272
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[5]	20,272	20,271
Kestrel Funding LLC
5.31%, 07/11/07[5]	10,812	10,811
Kommunalkredit Austria AG
5.33%, 09/09/07[5]	16,218	16,218
Leafs LLC
5.33%, 01/22/07 - 02/20/07[5]	28,202	28,201
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[5]	33,787	33,779
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[5]	29,732	29,730

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2006

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[5]	$11,910	$11,910
Marshall & Ilsley Bank
5.31%, 09/14/07	14,866	14,866
Metropolitan Life Global Funding I
5.42%, 08/06/07[5]	40,544	40,544
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[5,8]	2,703	2,703
Monumental Global Funding II
5.49%, 12/27/06[5]	5,406	5,406
Mound Financing PLC
5.39%, 05/08/07[5]	25,408	25,408
Natexis Banques Populaires
5.31% - 5.40%,
02/05/07 - 09/14/07[5]	81,088	81,087
National City Bank of Indiana
5.37%, 05/21/07	13,515	13,516
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[5]	89,197	89,217
Newcastle Ltd.
5.35%, 04/24/07[5]	9,528	9,526
Northern Rock PLC
5.43%, 08/03/07[5]	32,435	32,436
Principal Life Global Funding I
5.80%, 02/08/07	12,163	12,188
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[5]	47,302	47,300
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[5]	27,029	27,029
Strips III LLC
5.38%, 07/24/07[5]	6,572	6,572
SunTrust Bank
5.37%, 05/01/07	27,029	27,031
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[5]	65,952	65,946
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[5]	37,841	37,841
US Bank N.A.
5.26%, 09/29/06	12,163	12,163
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[5]	40,334	40,334
Wachovia Bank N.A.
5.36%, 05/22/07	54,059	54,059
Wells Fargo & Co.
5.34%, 09/14/07[5]	13,515	13,516
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[5]	20,272	20,272
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[5]	81,088	81,073
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[5]	17,142	17,143

		1,787,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,222,677)		3,222,677

TOTAL INVESTMENTS
IN SECURITIES – 102.08%
(Cost: $127,970,941)		149,364,960
Other Assets, Less Liabilities – (2.08)%		(3,041,246)

NET ASSETS – 100.00%		$146,323,714

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[6]	Affiliated issuer. See Note 2.

[7]	The rate quoted is the annualized seven-day yield of the fund at period end.

[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.58%
BANKS – 11.98%
ABN AMRO Holding NV	462,462	$13,177,352

		13,177,352
BEVERAGES – 3.97%
Heineken NV	94,148	4,363,817

		4,363,817
CHEMICALS – 6.53%
Akzo Nobel NV	87,360	5,027,660
Koninklijke DSM NV	54,418	2,151,032

		7,178,692
COMMERCIAL SERVICES – 1.68%
Randstad Holdings NV	16,471	884,461
Vedior NV	52,325	967,171

		1,851,632
COMPUTERS – 0.27%
Getronics NV1	43,225	297,123

		297,123
DISTRIBUTION & WHOLESALE – 1.17%
Buhrmann NV	35,126	477,507
Hagemeyer NV2	159,615	807,045

		1,284,552
ELECTRONICS – 9.52%
Koninklijke Philips Electronics NV	307,307	10,471,465

		10,471,465
FOOD – 14.83%
Koninklijke Ahold NV2	459,368	4,404,225
Koninklijke Numico NV	49,868	2,314,604
Unilever NV	402,311	9,588,894

		16,307,723
INSURANCE – 23.97%
Aegon NV	291,746	5,205,886
ING Groep NV2	489,762	21,158,545

		26,364,431
MEDIA – 6.22%
Reed Elsevier NV	277,104	4,440,931
Wolters Kluwer NV CVA[1]	95,004	2,400,579

		6,841,510

Security	Shares or Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.49%
Oce NV	30,940	$536,644

		536,644
OIL & GAS SERVICES – 1.61%
Fugro NV	16,016	707,294
SBM Offshore NV	38,948	1,067,404

		1,774,698
REAL ESTATE INVESTMENT TRUSTS – 5.10%
Corio NV	23,653	1,591,057
Rodamco Europe NV	26,936	2,908,340
Wereldhave NV	10,556	1,108,001

		5,607,398
SEMICONDUCTORS – 2.82%
ASML Holding NV2	142,233	3,106,035

		3,106,035
TELECOMMUNICATIONS – 4.87%
Koninklijke KPN NV	434,798	5,359,703

		5,359,703
TRANSPORTATION – 4.55%
TNT NV	133,315	5,008,574

		5,008,574

TOTAL COMMON STOCKS (Cost: $96,570,671)		109,531,349
SHORT-TERM INVESTMENTS – 1.89%
CERTIFICATES OF DEPOSIT[3] – 0.08%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$12,189	12,189
Societe Generale
5.33%, 12/08/06	17,414	17,414
Washington Mutual Bank
5.36%, 11/13/06	43,534	43,534
Wells Fargo Bank N.A.
4.78%, 12/05/06	13,931	13,931

		87,068
COMMERCIAL PAPER[3] – 0.31%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	5,081	5,021

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2006

Security	Principal	Value
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	$17,414	$17,378
Atlantis One Funding
5.30%, 11/14/06[4]	23,893	23,632
Barton Capital Corp.
5.27%, 09/06/06[4]	8,776	8,770
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	8,827	8,731
CC USA Inc.
5.03%, 10/24/06[4]	3,483	3,457
Charta LLC
5.30%, 11/06/06[4]	17,414	17,244
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	30,584	30,448
Curzon Funding LLC
5.29%, 11/17/06[4]	17,414	17,217
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	12,846	12,658
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	17,414	17,244
Five Finance Inc.
5.19%, 12/01/06[4]	7,836	7,733
General Electric Capital Services Inc.
5.22%, 12/11/06	1,741	1,716
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	17,414	17,350
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	8,358	8,290
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	17,414	17,380
Landale Funding LLC
5.31%, 11/15/06[4]	13,583	13,432
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	22,572	22,442
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	15,498	15,479

Security	Shares or Principal	Value
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	$11,232	$11,108
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	8,751	8,725
Nestle Capital Corp.
5.19%, 08/09/07	10,448	9,933
Park Granada LLC
5.30%, 09/01/06[4]	3,979	3,979
Regency Markets LLC
5.28%, 09/15/06	8,707	8,689
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	13,060	13,053
Sydney Capital Corp.
5.27%, 09/12/06[4]	3,984	3,978
Tulip Funding Corp.
5.29%, 11/15/06[4]	9,184	9,083
White Pine Finance LLC
5.12%, 10/27/06[4]	3,291	3,265

		337,435
MEDIUM-TERM NOTES[3] – 0.06%
Bank of America N.A.
5.28%, 04/20/07	4,353	4,353
Cullinan Finance Corp.
5.71%, 06/28/07[4]	13,060	13,060
K2 USA LLC
5.39%, 06/04/07[4]	13,060	13,060
Marshall & Ilsley Bank
5.18%, 12/15/06	17,414	17,431
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	20,374	20,374
US Bank N.A.
2.85%, 11/15/06	3,483	3,470

		71,748
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	6,254	6,254

		6,254

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.38%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $21,770 (collateralized by U.S. Government obligations, value $22,223, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$21,767	$21,767
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $34,832 (collateralized by non-U.S. Government debt securities, value $35,906, 3.80% to 9.13%, 11/1/06 to 6/15/26).	34,827	34,827
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $26,124 (collateralized by non-U.S. Government debt securities, value $28,760, 0.08% to 6.43%, 9/25/20 to 7/25/36).	26,120	26,120
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $52,249 (collateralized by non-U.S. Government debt securities, value $54,588, 4.35% to 7.50%, 9/15/08 to 8/25/35).	52,241	52,241
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $10,450 (collateralized by non-U.S. Government debt securities, value $12,754, 0.00% to 10.00%, 6/1/28 to 8/24/36).	10,448	10,448
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $34,832 (collateralized by non-U.S. Government debt securities, value $35,557, 0.00% to 8.57%, 11/15/06 to 2/15/38).	34,827	34,827
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $17,417 (collateralized by non-U.S. Government debt securities, value $18,302, 5.36% to 9.01%, 10/27/10 to 2/18/20).	17,414	17,414
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $4,354 (collateralized by non-U.S. Government debt securities, value $4,576, 6.63% to 10.50%, 1/15/07 to 4/15/16).	4,353	4,353
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $34,832 (collateralized by non-U.S. Government debt securities, value $36,603, 0.51% to 8.89%, 8/5/18 to 9/25/46).	34,827	34,827
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $17,417 (collateralized by non-U.S. Government debt securities, value $18,302, 4.11% to 9.79%, 4/28/31 to 9/25/46).	17,414	17,414

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $19,158 (collateralized by non-U.S. Government debt securities, value $20,132, 3.44% to 15.15%, 12/1/08 to 3/1/36).	$19,155	$19,155
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $34,832 (collateralized by non-U.S. Government debt securities, value $36,604, 6.38% to 10.25%, 5/1/07 to 10/15/16).	34,827	34,827
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $34,832 (collateralized by non-U.S. Government debt securities, value $35,912, 0.00% to 10.13%, 10/15/06 to 7/1/26).	34,827	34,827
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $17,417 (collateralized by non-U.S. Government debt securities, value $18,310, 4.05% to 7.24%, 6/20/29 to 1/14/41).	17,414	17,414
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $6,096 (collateralized by non-U.S. Government debt securities, value $9,347, 0.00% to 10.00%, 9/1/06 to 8/31/36).	6,095	6,095
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $12,706 (collateralized by non-U.S. Government debt securities, value $18,977, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	12,189	12,189
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $45,282 (collateralized by non-U.S. Government debt securities, value $47,584, 0.06% to 7.68%, 10/15/11 to 3/15/45).	45,275	45,275

		424,020
TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	3,674	3,674

		3,674
VARIABLE & FLOATING RATE NOTES [3] – 1.05%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	44,579	44,588
American Express Bank
5.30%, 02/28/07	17,414	17,414
American Express Centurion Bank
5.42%, 07/19/07	19,155	19,174
American Express Credit Corp.
5.51%, 07/05/07	5,224	5,227
ASIF Global Financing
5.51%, 05/03/07[4]	1,741	1,742
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	11,319	11,319
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	25,250	25,250

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2006

Security	Principal	Value
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	$44,405	$44,407
BMW US Capital LLC
5.33%, 09/14/07[4]	17,414	17,414
BNP Paribas
5.36%, 05/18/07[4]	32,215	32,215
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	12,712	12,711
CC USA Inc.
5.48%, 07/30/07[4]	8,707	8,708
Commodore CDO Ltd.
5.38%, 06/12/07[4]	4,353	4,353
Credit Agricole SA
5.48%, 07/23/07	17,414	17,414
Credit Suisse First Boston NY
5.51%, 04/24/07	8,707	8,707
Cullinan Finance Corp.
5.36%, 04/25/07[4]	4,353	4,353
DEPFA Bank PLC
5.37%, 06/15/07	17,414	17,414
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	20,026	20,027
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	17,414	17,414
Fifth Third Bancorp
5.30%, 09/21/07[4]	34,827	34,827
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	17,414	17,412
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	18,284	18,288
Granite Master Issuer PLC
5.30%, 09/20/06	60,947	60,947
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	5,224	5,225
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	26,120	26,125
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	17,414	17,414
Holmes Financing PLC
5.40%, 07/16/07[4]	30,474	30,474
JP Morgan Chase & Co.
5.36%, 08/02/07	13,060	13,060
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	13,060	13,060
Kestrel Funding LLC
5.31%, 07/11/07[4]	6,965	6,965
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	10,448	10,448
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	18,169	18,168
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	21,767	21,762
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	19,155	19,154
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	7,673	7,673
Marshall & Ilsley Bank
5.31%, 09/14/07	9,577	9,577
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	26,120	26,120
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	1,741	1,741
Monumental Global Funding II
5.49%, 12/27/06[4]	3,483	3,483
Mound Financing PLC
5.39%, 05/08/07[4]	16,369	16,369
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	52,241	52,240
National City Bank of Indiana
5.37%, 05/21/07	8,707	8,707
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	57,465	57,478
Newcastle Ltd.
5.35%, 04/24/07[4]	6,138	6,137
Northern Rock PLC
5.43%, 08/03/07[4]	20,896	20,897

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2006

Security	Principal	Value
Principal Life Global Funding I
5.80%, 02/08/07	$7,836	$7,852
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	30,474	30,474
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	17,414	17,414
Strips III LLC
5.38%, 07/24/07[4]	4,234	4,234
SunTrust Bank
5.37%, 05/01/07	17,414	17,414
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	42,489	42,485
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	24,379	24,379
US Bank N.A.
5.26%, 09/29/06	7,836	7,836
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	25,985	25,984
Wachovia Bank N.A.
5.36%, 05/22/07	34,827	34,827
Wells Fargo & Co.
5.34%, 09/14/07[4]	8,707	8,707
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	13,060	13,061
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	52,241	52,229
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	11,044	11,043

		1,151,541

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,081,740)		2,081,740

TOTAL INVESTMENTS IN SECURITIES – 101.47% (Cost: $98,652,411)		111,613,089
Other Assets, Less Liabilities – (1.47)%		(1,621,804)

NET ASSETS – 100.00%		$109,991,285

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%
AGRICULTURE – 3.27%
Altadis SA	123,119	$5,831,144

		5,831,144
AIRLINES – 0.25%
Iberia Lineas Aereas de Espana SA	179,935	449,135

		449,135
BANKS – 38.84%
Banco Bilbao Vizcaya Argentaria SA	1,156,778	26,416,289
Banco Popular Espanol SA	524,064	8,217,645
Banco Santander Central Hispano SA	2,132,561	33,057,693
Bankinter SA	22,048	1,495,795

		69,187,422
BIOTECHNOLOGY – 0.27%
Zeltia SA1,2	63,867	477,437

		477,437
COMMERCIAL SERVICES – 2.36%
Abertis Infraestructuras SA2	132,299	3,226,105
Cintra Concesiones de Infraestructurasde Transporte SA2	73,140	970,869

		4,196,974
COMPUTERS – 0.70%
Indra Sistemas SA	59,943	1,245,328

		1,245,328
ELECTRIC – 11.70%
Endesa SA	247,563	8,606,814
Iberdrola SA	236,062	8,756,920
Union Fenosa SA	79,522	3,472,130

		20,835,864
ENERGY – ALTERNATE SOURCES – 0.77%
Gamesa Corporacion Tecnologica SA	65,614	1,381,622

		1,381,622
ENGINEERING & CONSTRUCTION – 7.66%
Acciona SA	13,621	2,080,062
Actividades de Construcciones y Servicios SA	122,854	5,505,647
Fomento de Construcciones y Contratas SA	28,461	2,218,679
Grupo Ferrovial SA2	24,645	1,914,893
Sacyr Vallehermoso SA2	50,032	1,928,989

		13,648,270
FOOD – 0.98%
Ebro Puleva SA	72,080	1,545,456
Viscofan SA	13,250	193,860

		1,739,316
FOREST PRODUCTS & PAPER – 0.38%
Grupo Empresarial ENCE SA	15,476	682,456

		682,456
GAS – 2.40%
Gas Natural SDG SA	128,048	4,282,912

		4,282,912
INSURANCE – 0.86%
Corporacion Mapfre SA	76,744	1,536,413

		1,536,413
IRON & STEEL – 0.99%
Acerinox SA	93,386	1,757,220

		1,757,220
LODGING – 0.31%
NH Hoteles SA2	25,566	555,029

		555,029
MEDIA – 1.04%
Antena 3 de Television SA	37,789	868,758
Promotora de Informaciones SA	36,146	597,329
Sogecable SA1,2	11,713	384,876

		1,850,963
OIL & GAS – 4.82%
Repsol YPF SA	298,867	8,584,752

		8,584,752
PHARMACEUTICALS – 0.71%
FAES FARMA SA2	46,428	1,271,805

		1,271,805
REAL ESTATE – 2.20%
Fadesa SA	7,261	234,034
Inmobiliaria Colonial SA	20,352	1,634,736
Metrovacesa SA2	21,620	2,045,159

		3,913,929

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
RETAIL – 2.52%
Inditex SA	99,640	$4,490,831

		4,490,831
TELECOMMUNICATIONS – 15.84%
Telefonica SA	1,644,802	28,212,746

		28,212,746
WATER – 1.00%
Sociedad General de Aguas de Barcelona SA Class B	63,282	1,773,990

		1,773,990

TOTAL COMMON STOCKS (Cost: $148,715,376)		177,905,558
SHORT-TERM INVESTMENTS – 4.18%
CERTIFICATES OF DEPOSIT[3] – 0.17%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$42,748	42,748
Societe Generale
5.33%, 12/08/06	61,068	61,068
Washington Mutual Bank
5.36%, 11/13/06	152,670	152,670
Wells Fargo Bank N.A.
4.78%, 12/05/06	48,854	48,854

		305,340
COMMERCIAL PAPER[3] – 0.66%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	17,818	17,609
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	61,068	60,943
Atlantis One Funding
5.30%, 11/14/06[4]	83,790	82,877
Barton Capital Corp.
5.27%, 09/06/06[4]	30,778	30,756
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	30,957	30,619
CC USA Inc.
5.03%, 10/24/06[4]	12,214	12,123
Charta LLC
5.30%, 11/06/06[4]	61,068	60,475

Security	Principal	Value
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	$107,254	$106,779
Curzon Funding LLC
5.29%, 11/17/06[4]	61,068	60,377
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	45,051	44,391
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	61,068	60,475
Five Finance Inc.
5.19%, 12/01/06[4]	27,481	27,120
General Electric Capital Services Inc.
5.22%, 12/11/06	6,107	6,017
Giro Funding Corp.
5.28% - 5.34%,
09/11/06 - 10/10/06[4]	61,068	60,847
Grampian Funding LLC
5.03% - 5.30%,
10/17/06 - 11/16/06[4]	29,313	29,071
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	61,068	60,951
Landale Funding LLC
5.31%, 11/15/06[4]	47,633	47,107
Lexington Parker Capital Co. LLC
5.19% - 5.27%,
09/15/06 - 11/15/06[4]	79,158	78,703
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	54,350	54,285
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	39,389	38,955
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	30,688	30,598
Nestle Capital Corp.
5.19%, 08/09/07	36,641	34,834
Park Granada LLC
5.30%, 09/01/06[4]	13,955	13,955
Regency Markets LLC
5.28%, 09/15/06	30,534	30,471
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	45,801	45,774
Sydney Capital Corp.
5.27%, 09/12/06[4]	13,972	13,950

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Tulip Funding Corp.
5.29%, 11/15/06[4]	$32,208	$31,853
White Pine Finance LLC
5.12%, 10/27/06[4]	11,542	11,450

		1,183,365
MEDIUM-TERM NOTES[3] – 0.14%
Bank of America N.A.
5.28%, 04/20/07	15,267	15,267
Cullinan Finance Corp.
5.71%, 06/28/07[4]	45,801	45,801
K2 USA LLC
5.39%, 06/04/07[4]	45,801	45,801
Marshall & Ilsley Bank
5.18%, 12/15/06	61,068	61,128
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[4]	71,450	71,450
US Bank N.A.
2.85%, 11/15/06	12,214	12,167

		251,614
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	160,146	160,146

		160,146
REPURCHASE AGREEMENTS[3]– 0.84%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $76,346 (collateralized by U.S. Government obligations, value $77,936, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$76,335	76,335

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $122,154 (collateralized by non-U.S. Government debt securities, value $125,919, 3.80% to 9.13%, 11/1/06 to 6/15/26).	$122,136	$122,136
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $91,616 (collateralized by non-U.S. Government debt securities, value $100,859, 0.08% to 6.43%, 9/25/20 to 7/25/36).	91,602	91,602
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $183,231 (collateralized by non-U.S. Government debt securities, value $191,435, 4.35% to 7.50%, 9/15/08 to 8/15/35).	183,204	183,204
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $36,647 (collateralized by non-U.S. Government debt securities, value $44,729, 0.00% to 10.00%, 6/1/28 to 8/24/36).	36,641	36,641
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $122,154 (collateralized by non-U.S. Government debt securities, value $124,697, 0.00% to 8.57%, 11/15/06 to 2/15/38).	122,136	122,136

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $61,077 (collateralized by non-U.S. Government debt securities, value $64,182, 5.36% to 9.01%, 10/27/10 to 2/18/20).	$61,068	$61,068
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $15,269 (collateralized by non-U.S. Government debt securities, value $16,046, 6.63% to 10.50%, 1/15/07 to 4/15/16).	15,267	15,267
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $122,154 (collateralized by non-U.S. Government debt securities, value $128,365, 0.51% to 8.89%, 8/5/18 to 9/25/46).	122,136	122,136
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $61,077 (collateralized by non-U.S. Government debt securities, value $64,184, 4.11% to 9.79%, 4/28/31 to 9/25/46).	61,068	61,068
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $67,185 (collateralized by non-U.S. Government debt securities, value $70,600, 3.44% to 15.15%, 12/1/08 to 3/1/36).	67,175	67,175
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $122,154 (collateralized by non-U.S. Government debt securities, value $128,367, 6.38% to 10.25%, 5/1/07 to 10/15/16).	122,136	122,136
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $122,154 (collateralized by non-U.S. Government debt securities, value $125,942, 0.00% to 10.13%, 10/15/06 to 7/1/26).	122,136	122,136
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $61,077 (collateralized by non-U.S. Government debt securities, value $64,212, 4.05% to 7.24%, 6/20/29 to 1/14/41).	61,068	61,068
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $21,377 (collateralized by non-U.S. Government debt securities, value $32,779, 0.00% to 10.00%, 9/1/06 to 8/31/36).	21,374	21,374
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $44,560 (collateralized by non-U.S. Government debt securities, value $66,551, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	42,748	42,748

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $158,801 (collateralized by non-U.S. Government debt securities, value $166,874, 0.06% to 7.68%, 10/15/11 to 3/15/45).	$158,777	$158,777

		1,487,007

TIME DEPOSITS[3] – 0.01%
KBC Bank
5.31%, 09/01/06	12,886	12,886

		12,886

VARIABLE & FLOATING RATE NOTES [3] – 2.27%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	156,334	156,352
American Express Bank
5.30%, 02/28/07	61,068	61,068
American Express Centurion Bank
5.42%, 07/19/07	67,175	67,243
American Express Credit Corp.
5.51%, 07/05/07	18,320	18,331
ASIF Global Financing
5.51%, 05/03/07[4]	6,107	6,109
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	39,694	39,694
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	88,549	88,553
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	155,723	155,731
BMW US Capital LLC
5.33%, 09/14/07[4]	61,068	61,068
BNP Paribas
5.36%, 05/18/07[4]	112,976	112,976
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	44,580	44,579
CC USA Inc.
5.48%, 07/30/07[4]	30,534	30,538
Commodore CDO Ltd.
5.38%, 06/12/07[4]	15,267	15,267
Credit Agricole SA
5.48%, 07/23/07	61,068	61,068
Credit Suisse First Boston NY
5.51%, 04/24/07	30,534	30,535
Cullinan Finance Corp.
5.36%, 04/25/07[4]	15,267	15,267
DEPFA Bank PLC
5.37%, 06/15/07	61,068	61,068
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	70,228	70,233
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	61,068	61,068
Fifth Third Bancorp
5.30%, 09/21/07[4]	122,136	122,136
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	61,068	61,063
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	64,121	64,137
Granite Master Issuer PLC
5.30%, 09/20/06	213,738	213,738
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	18,320	18,324
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	91,602	91,616
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	61,068	61,068
Holmes Financing PLC
5.40%, 07/16/07[4]	106,869	106,869
JP Morgan Chase & Co.
5.36%, 08/02/07	45,801	45,801
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	45,801	45,799

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

Security	Principal	Value
Kestrel Funding LLC
5.31%, 07/11/07[4]	$24,427	$24,425
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	36,641	36,641
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	63,717	63,717
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	76,335	76,318
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	67,175	67,170
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	26,908	26,908
Marshall & Ilsley Bank
5.31%, 09/14/07	33,587	33,587
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	91,602	91,602
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	6,107	6,107
Monumental Global Funding II
5.49%, 12/27/06[4]	12,214	12,215
Mound Financing PLC
5.39%, 05/08/07[4]	57,404	57,404
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	183,204	183,201
National City Bank of Indiana
5.37%, 05/21/07	30,534	30,536
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	201,524	201,571
Newcastle Ltd.
5.35%, 04/24/07[4]	21,526	21,522
Northern Rock PLC
5.43%, 08/03/07[4]	73,282	73,283
Principal Life Global Funding I
5.80%, 02/08/07	27,481	27,537
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	106,869	106,867
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	61,068	61,068
Strips III LLC
5.38%, 07/24/07[4]	14,849	14,849
SunTrust Bank
5.37%, 05/01/07	61,068	61,070
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	149,006	148,992
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	85,495	85,495
US Bank N.A.
5.26%, 09/29/06	27,481	27,480
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	91,126	91,126
Wachovia Bank N.A.
5.36%, 05/22/07	122,136	122,136
Wells Fargo & Co.
5.34%, 09/14/07[4]	30,534	30,536
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	45,801	45,801
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	183,204	183,166
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	38,730	38,730

		4,038,359

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,438,717)		7,438,717

TOTAL INVESTMENTS IN SECURITIES – 104.05% (Cost: $156,154,093)		185,344,275
Other Assets, Less Liabilities – (4.05)%		(7,214,218)

NET ASSETS – 100.00%		$178,130,057

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2006

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.85%

AGRICULTURE – 1.89%
Swedish Match AB	169,106	$2,863,984

		2,863,984

AIRLINES – 0.34%
SAS AB1	41,502	507,794

		507,794

AUTO MANUFACTURERS – 8.39%
Scania AB Class B	56,082	2,667,212
Volvo AB Class A	53,173	3,091,240
Volvo AB Class B	121,992	6,948,709

		12,707,161

BANKS – 19.03%
Nordea Bank AB	1,164,678	14,652,873
Skandinaviska Enskilda Banken AB Class A	260,106	6,742,597
Svenska Handelsbanken AB Class A	284,108	7,423,707

		28,819,177

COMMERCIAL SERVICES – 2.05%
Securitas AB Class B	175,812	3,099,090

		3,099,090

COMPUTERS – 0.41%
WM-Data AB Class B	174,985	614,483

		614,483

COSMETICS & PERSONAL CARE – 0.53%
Oriflame Cosmetics SA SDR	23,339	806,674

		806,674

DIVERSIFIED FINANCIAL SERVICES – 0.85%
D Carnegie AB	35,256	628,779
OMHEX AB	43,566	662,546

		1,291,325

ENGINEERING & CONSTRUCTION – 2.20%
Skanska AB Class B	211,152	3,327,941

		3,327,941

FOOD – 0.34%
Axfood AB	16,986	520,164

		520,164

FOREST PRODUCTS & PAPER – 4.05%
Billerud AB	23,952	370,882
Holmen AB Class B	29,850	1,252,502
Svenska Cellulosa AB Class B	104,910	4,503,540

		6,126,924

HAND & MACHINE TOOLS – 4.09%
Sandvik AB	565,032	6,190,815

		6,190,815

HEALTH CARE – PRODUCTS – 1.78%
Elekta AB Class B	48,774	863,125
Getinge AB Class B	100,305	1,830,510

		2,693,635

HEALTH CARE – SERVICES – 0.61%
Capio AB1	54,288	919,423

		919,423

HOME FURNISHINGS – 2.11%
Electrolux AB Series B	151,488	2,345,696
Nobia AB	27,528	856,313

		3,202,009

HOUSEHOLD PRODUCTS & WARES – 1.08%
Husqvarna AB1	151,045	1,634,053

		1,634,053

IRON & STEEL – 1.56%
SSAB Svenskt Stal AB Class A	84,789	1,635,269
SSAB Svenskt Stal AB Class B	39,849	727,222

		2,362,491

MACHINERY – 5.08%
Atlas Copco AB Class A	188,196	4,852,491
Atlas Copco AB Class B	117,208	2,835,769

		7,688,260

MANUFACTURING – 1.75%
Alfa Laval AB	53,205	1,761,706
Trelleborg AB Class B	45,322	883,494

		2,645,200

MEDIA – 1.74%
Eniro AB2	97,362	1,140,788
Modern Times Group MTG AB Class B1	28,576	1,493,375

		2,634,163

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
METAL FABRICATE & HARDWARE – 4.42%
Assa Abloy AB Class B	175,266	$3,077,350
Hoganas AB Class B2	14,364	369,372
SKF AB	226,989	3,248,035

		6,694,757

MINING – 2.01%
Boliden AB	162,162	3,049,043

		3,049,043

OIL & GAS – 0.90%
Lundin Petroleum AB1,2	123,006	1,364,730

		1,364,730

REAL ESTATE – 1.90%
Castellum AB	87,282	941,228
Fabege AB	45,006	896,001
Kungsleden AB	76,511	743,097
Wihlborgs Fastigheter AB	18,780	298,586

		2,878,912

RETAIL – 6.84%
Hennes & Mauritz AB Class B	266,058	10,354,527

		10,354,527

SOFTWARE – 0.17%
Telelogic AB1	138,430	262,196

		262,196

TELECOMMUNICATIONS – 23.73%
Tele2 AB Class B2	178,248	1,768,162
Telefonaktiebolaget LM Ericsson Class B2	8,308,170	27,682,031
TeliaSonera AB	1,047,852	6,490,132

		35,940,325

TOTAL COMMON STOCKS (Cost: $148,507,108)		151,199,256

SHORT-TERM INVESTMENTS – 2.82%

CERTIFICATES OF DEPOSIT[3] – 0.12%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$24,918	24,918
Societe Generale
5.33%, 12/08/06	35,597	35,597

Security	Principal	Value
Washington Mutual Bank
5.36%, 11/13/06	$88,993	$88,993
Wells Fargo Bank N.A.
4.78%, 12/05/06	28,478	28,478

		177,986

COMMERCIAL PAPER[3] – 0.46%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	10,387	10,265
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	35,597	35,524
Atlantis One Funding
5.30%, 11/14/06[4]	48,842	48,310
Barton Capital Corp.
5.27%, 09/06/06[4]	17,941	17,928
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	18,045	17,848
CC USA Inc.
5.03%, 10/24/06[4]	7,119	7,067
Charta LLC
5.30%, 11/06/06[4]	35,597	35,251
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	62,520	62,242
Curzon Funding LLC
5.29%, 11/17/06[4]	35,597	35,194
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	26,261	25,876
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	35,597	35,251
Five Finance Inc.
5.19%, 12/01/06[4]	16,019	15,809
General Electric Capital Services Inc.
5.22%, 12/11/06	3,560	3,508
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	35,597	35,468
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	17,087	16,946
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	35,597	35,529

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Principal	Value
Landale Funding LLC
5.31%, 11/15/06[4]	$27,766	$27,459
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	46,142	45,877
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	31,681	31,643
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	22,960	22,707
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	17,889	17,836
Nestle Capital Corp.
5.19%, 08/09/07	21,358	20,305
Park Granada LLC
5.30%, 09/01/06[4]	8,135	8,135
Regency Markets LLC
5.28%, 09/15/06	17,799	17,762
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	26,698	26,682
Sydney Capital Corp.
5.27%, 09/12/06[4]	8,145	8,132
Tulip Funding Corp.
5.29%, 11/15/06[4]	18,775	18,568
White Pine Finance LLC
5.12%, 10/27/06[4]	6,728	6,674

		689,796

MEDIUM-TERM NOTES[3] – 0.10%
Bank of America N.A.
5.28%, 04/20/07	8,899	8,899
Cullinan Finance Corp.
5.71%, 06/28/07[4]	26,698	26,698
K2 USA LLC
5.39%, 06/04/07[4]	26,698	26,698
Marshall & Ilsley Bank
5.18%, 12/15/06	35,597	35,632
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	41,649	41,649
US Bank N.A.
2.85%, 11/15/06	7,119	7,092

		146,668

Security	Shares or Principal	Value

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	24,228	$24,228

		24,228

REPURCHASE AGREEMENTS[3] – 0.57%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $44,503 (collateralized by U.S. Government obligations, value $45,429, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$44,496	44,496
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $71,205 (collateralized by non-U.S. Government debt securities, value $73,400, 3.80% to 9.13%, 11/1/06 to 6/15/26).	71,194	71,194
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $53,404 (collateralized by non-U.S. Government debt securities, value $58,792, 0.08% to 6.43%, 9/25/20 to 7/25/36).	53,396	53,396
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $106,807 (collateralized by non-U.S. Government debt securities, value $111,589, 4.35% to 7.50%, 9/15/08 to 8/25/35).	106,791	106,791

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $21,361 (collateralized by non-U.S. Government debt securities, value $26,073, 0.00% to 10.00%, 6/1/28 to 8/24/36).	$21,358	$21,358
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $71,205 (collateralized by non-U.S. Government debt securities, value $72,687, 0.00% to 8.57%, 11/15/06 to 2/15/38).	71,194	71,194
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $35,602 (collateralized by non-U.S. Government debt securities, value $37,412, 5.36% to 9.01%, 10/27/10 to 2/18/20).	35,597	35,597
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $8,900 (collateralized by non-U.S. Government debt securities, value $9,353, 6.63% to 10.50%, 1/15/07 to 4/15/16).	8,899	8,899
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $71,205 (collateralized by non-U.S. Government debt securities, value $74,825, 0.51% to 8.89%, 8/5/18 to 9/25/46).	71,194	71,194
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $35,602 (collateralized by non-U.S. Government debt securities, value $37,414, 4.11% to 9.79%, 4/28/31 to 9/25/46).	35,597	35,597
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $39,163 (collateralized by non-U.S. Government debt securities, value $41,154, 3.44% to 15.15%, 12/1/08 to 3/1/36).	39,157	39,157
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $71,206 (collateralized by non-U.S. Government debt securities, value $74,826, 6.38% to 10.25%, 5/1/07 to 10/15/16).	71,194	71,195
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $71,205 (collateralized by non-U.S. Government debt securities, value $73,413, 0.00% to 10.13%, 10/15/06 to 7/1/26).	71,194	71,194
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $35,602 (collateralized by non-U.S. Government debt securities, value $37,430, 4.05% to 7.24%, 6/20/29 to 1/14/41).	35,597	35,597

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $12,461 (collateralized by non-U.S. Government debt securities, value $19,107, 0.00% to 10.00%, 9/1/06 to 8/31/36).	$12,459	$12,459
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $25,974 (collateralized by non-U.S. Government debt securities, value $38,793, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	24,918	24,918
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $92,567 (collateralized by non-U.S. Government debt securities, value $97,272, 0.06% to 7.68%, 10/15/11 to 3/15/45).	92,553	92,552

		866,788
TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	7,511	7,511

		7,511
VARIABLE & FLOATING RATE NOTES [3] – 1.55%
Allstate Life Global Funding II
5.34% - 5.47%,
09/04/07 - 09/27/07[4]	91,132	91,143
American Express Bank
5.30%, 02/28/07	35,597	35,597
American Express Centurion Bank
5.42%, 07/19/07	39,157	39,196
American Express Credit Corp.
5.51%, 07/05/07	10,679	10,685
ASIF Global Financing
5.51%, 05/03/07[4]	3,560	3,561
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	23,138	23,138
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	51,616	51,618
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	90,773	90,777
BMW US Capital LLC
5.33%, 09/14/07[4]	35,597	35,597
BNP Paribas
5.36%, 05/18/07[4]	65,855	65,855
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	25,986	25,986
CC USA Inc.
5.48%, 07/30/07[4]	17,799	17,801
Commodore CDO Ltd.
5.38%, 06/12/07[4]	8,899	8,899
Credit Agricole SA
5.48%, 07/23/07	35,597	35,597
Credit Suisse First Boston NY
5.51%, 04/24/07	17,799	17,799
Cullinan Finance Corp.
5.36%, 04/25/07[4]	8,899	8,899
DEPFA Bank PLC
5.37%, 06/15/07	35,597	35,597
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	40,937	40,939
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	35,597	35,597
Fifth Third Bancorp
5.30%, 09/21/07[4]	71,194	71,194
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	35,597	35,594
General Electric Capital Corp.
5.29% - 5.49%,
07/09/07 - 09/24/07	37,377	37,385

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Principal	Value
Granite Master Issuer PLC
5.30%, 09/20/06	$124,590	$124,590
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	10,679	10,681
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	53,396	53,404
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	35,597	35,597
Holmes Financing PLC
5.40%, 07/16/07[4]	62,295	62,295
JP Morgan Chase & Co.
5.36%, 08/02/07	26,698	26,698
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	26,698	26,697
Kestrel Funding LLC
5.31%, 07/11/07[4]	14,239	14,238
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	21,358	21,358
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	37,141	37,141
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	44,496	44,486
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	39,157	39,154
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	15,685	15,685
Marshall & Ilsley Bank
5.31%, 09/14/07	19,578	19,578
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	53,396	53,396
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	3,560	3,560
Monumental Global Funding II
5.49%, 12/27/06[4]	7,119	7,120
Mound Financing PLC
5.39%, 05/08/07[4]	33,461	33,461
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	106,791	106,790
National City Bank of Indiana
5.37%, 05/21/07	17,799	17,800
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	117,470	117,498
Newcastle Ltd.
5.35%, 04/24/07[4]	12,548	12,546
Northern Rock PLC
5.43%, 08/03/07[4]	42,717	42,718
Principal Life Global Funding I
5.80%, 02/08/07	16,019	16,052
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	62,295	62,294
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	35,597	35,597
Strips III LLC
5.38%, 07/24/07[4]	8,656	8,656
SunTrust Bank
5.37%, 05/01/07	35,597	35,599
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	86,857	86,849
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	49,836	49,836
US Bank N.A.
5.26%, 09/29/06	16,019	16,018
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	53,118	53,118
Wachovia Bank N.A.
5.36%, 05/22/07	71,194	71,194
Wells Fargo & Co.
5.34%, 09/14/07[4]	17,799	17,800
WhistleJacket Capital Ltd.
5.29% - 5.35%,
04/18/07 - 06/13/07[4]	26,698	26,698

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2006

Security	Principal	Value
White Pine Finance LLC
5.29% - 5.35%,
05/22/07 - 08/20/07[4]	$106,791	$106,770
Wind Master Trust
5.31% - 5.32%,
09/25/06 - 07/25/07[4]	22,576	22,576

		2,354,002

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,266,979)		4,266,979

TOTAL INVESTMENTS IN SECURITIES – 102.67% (Cost: $152,774,087)		155,466,235
Other Assets, Less Liabilities – (2.67)%		(4,039,674)

NET ASSETS – 100.00%		$151,426,561

SDR - Swedish Depositary Receipts

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.61%
BANKS – 6.95%
Banque Cantonale Vaudoise	1,541	$582,742
Credit Suisse Group	162,676	9,057,713
Julius Baer Holding AG	24,254	2,327,141
Vontobel Holding AG Registered	28,207	1,118,717

		13,086,313
BUILDING MATERIALS – 3.65%
Geberit AG Registered	938	1,090,954
Holcim Ltd. Registered	71,500	5,781,702

		6,872,656
CHEMICALS – 6.40%
Ciba Specialty Chemicals AG Registered	23,450	1,311,389
Clariant AG Registered[1]	43,062	523,890
Givaudan SA Registered	4,489	3,613,555
Lonza Group AG Registered	10,454	680,852
Syngenta AG1,2	40,468	5,930,952

		12,060,638
COMMERCIAL SERVICES – 1.79%
Adecco SA Registered	30,485	1,778,982
SGS SA	1,742	1,589,481

		3,368,463
COMPUTERS – 0.34%
Logitech International SA1	29,815	643,237

		643,237
DIVERSIFIED FINANCIAL SERVICES – 10.44%
UBS AG Registered	348,065	19,662,377

		19,662,377
ENGINEERING & CONSTRUCTION – 3.25%
ABB Ltd.	461,764	6,123,396

		6,123,396
FOOD – 12.81%
Nestle SA Registered	70,283	24,126,915

		24,126,915
HAND & MACHINE TOOLS – 0.91%
Schindler Holding AG Participation Certificates	25,996	1,353,618
Schindler Holding AG Registered	6,700	355,935

		1,709,553
HEALTH CARE – PRODUCTS – 5.00%
Nobel Biocare Holding AG	11,904	2,896,468
Phonak Holding AG Registered	22,847	1,361,981
Straumann Holding AG Registered	5,494	1,138,503
Synthes Inc.	36,850	4,016,903

		9,413,855
INSURANCE – 9.08%
Swiss Reinsurance Co.[2]	107,066	8,154,019
Zurich Financial Services AG	39,329	8,947,471

		17,101,490
LEISURE TIME – 0.05%
Kuoni Reisen Holding AG Registered[1]	187	97,826

		97,826
MACHINERY – 0.22%
Rieter Holding AG	967	415,678

		415,678
MANUFACTURING – 0.49%
Sulzer AG Registered	1,139	921,029

		921,029
PHARMACEUTICALS – 27.28%
Novartis AG	405,886	23,126,235
Roche Holding AG Genusschein	138,556	25,498,484
Serono SA	3,953	2,750,861

		51,375,580
REAL ESTATE – 1.43%
PSP Swiss Property AG1	52,059	2,700,169

		2,700,169
RETAIL – 5.99%
Compagnie Financiere Richemont AG Class A	147,266	6,999,300
Swatch Group (The) AG Class B	13,070	2,546,262
Swatch Group (The) AG Registered	43,820	1,727,282

		11,272,844
SEMICONDUCTORS – 0.22%
Unaxis Holding AG Class R1,2	1,398	411,593

		411,593

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 2.69%
Swisscom AG Registered	15,008	$5,024,171
Swisscom AG Warrants (Expires 9/13/06)[1]	15,008	38,100

		5,062,271
TRANSPORTATION – 0.62%
Kuehne & Nagel International AG Registered	16,501	1,158,329

		1,158,329

TOTAL COMMON STOCKS (Cost: $ 151,067,673)		187,584,212
SHORT-TERM INVESTMENTS – 1.90%
CERTIFICATES OF DEPOSIT[3] – 0.08%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$20,906	20,906
Societe Generale
5.33%, 12/08/06	29,866	29,866
Washington Mutual Bank
5.36%, 11/13/06	74,664	74,664
Wells Fargo Bank N.A.
4.78%, 12/05/06	23,892	23,892

		149,328
COMMERCIAL PAPER[3] – 0.31%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	8,714	8,612
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	29,866	29,804
Atlantis One Funding
5.30%, 11/14/06[4]	40,978	40,532
Barton Capital Corp.
5.27%, 09/06/06[4]	15,052	15,041
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	15,139	14,975
CC USA Inc.
5.03%, 10/24/06[4]	5,973	5,929
Charta LLC
5.30%, 11/06/06[4]	29,866	29,575

Security	Principal	Value
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	$52,453	$52,221
Curzon Funding LLC
5.29%, 11/17/06[4]	29,866	29,528
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	22,032	21,710
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	29,866	29,575
Five Finance Inc.
5.19%, 12/01/06[4]	13,440	13,263
General Electric Capital Services Inc.
5.22%, 12/11/06	2,987	2,943
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	29,866	29,757
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	14,335	14,217
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	29,866	29,809
Landale Funding LLC
5.31%, 11/15/06[4]	23,295	23,038
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	38,712	38,490
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	26,580	26,549
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	19,263	19,051
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	15,008	14,964
Nestle Capital Corp.
5.19%, 08/09/07	17,919	17,036
Park Granada LLC
5.30%, 09/01/06[4]	6,825	6,825
Regency Markets LLC
5.28%, 09/15/06	14,933	14,902

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	$22,399	$22,386
Sydney Capital Corp.
5.27%, 09/12/06[4]	6,833	6,822
Tulip Funding Corp.
5.29%, 11/15/06[4]	15,752	15,578
White Pine Finance LLC
5.12%, 10/27/06[4]	5,645	5,600

		578,732

MEDIUM-TERM NOTES[3] – 0.06%
Bank of America N.A.
5.28%, 04/20/07	7,466	7,466
Cullinan Finance Corp.
5.71%, 06/28/07[4]	22,399	22,399
K2 USA LLC
5.39%, 06/04/07[4]	22,399	22,399
Marshall & Ilsley Bank
5.18%, 12/15/06	29,866	29,895
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	34,943	34,943
US Bank N.A.
2.85%, 11/15/06	5,973	5,951

		123,053

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	22,983	22,983

		22,983

REPURCHASE AGREEMENTS[3] – 0.39%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $37,337 (collateralized by U.S. Government obligations, value $38,115, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$37,332	37,332

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $59,740 (collateralized by non-U.S. Government debt securities, value $61,582, 3.80% to 9.13%, 11/1/06 to 6/15/26).	$59,731	$59,731
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $44,805 (collateralized by non-U.S. Government debt securities, value $49,326, 0.08% to 6.43%, 9/25/20 to 7/25/36).	44,798	44,798
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $89,610 (collateralized by non-U.S. Government debt securities, value $93,622, 4.35% to 7.50%, 9/15/08 to 8/25/35).	89,597	89,597
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $17,922 (collateralized by non-U.S. Government debt securities, value $21,875, 0.00% to 10.00%, 6/1/28 to 8/24/36).	17,919	17,919
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $59,740 (collateralized by non-U.S. Government debt securities, value $60,984, 0.00% to 8.57%, 11/15/06 to 2/15/38).	59,731	59,731

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $29,870 (collateralized by non-U.S. Government debt securities, value $31,389, 5.36% to 9.01%, 10/27/10 to 2/18/20).	$29,866	$29,866
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $7,467 (collateralized by non-U.S. Government debt securities, value $7,847, 6.63% to 10.50%, 1/15/07 to 4/15/16).	7,466	7,466
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $59,740 (collateralized by non-U.S. Government debt securities, value $62,778, 0.51% to 8.89%, 8/5/18 to 9/25/46).	59,731	59,731
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $29,870 (collateralized by non-U.S. Government debt securities, value $31,390, 4.11% to 9.79%, 4/28/31 to 9/25/46).	29,866	29,866
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $32,857 (collateralized by non-U.S. Government debt securities, value $34,528, 3.44% to 15.15%, 12/1/08 to 3/1/36).	32,852	32,852
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $59,740 (collateralized by non-U.S. Government debt securities, value $62,778, 6.38% to 10.25%, 5/1/07 to 10/15/16).	59,731	59,731
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $59,740 (collateralized by non-U.S. Government debt securities, value $61,593, 0.00% to 10.13%, 10/15/06 to 7/1/26).	59,731	59,731
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $29,870 (collateralized by non-U.S. Government debt securities, value $31,403, 4.05% to 7.24%, 6/20/29 to 1/14/41).	29,866	29,866
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $10,455 (collateralized by non-U.S. Government debt securities, value $16,031, 0.00% to 10.00%, 9/1/06 to 8/31/36).	10,453	10,453
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $21,792 (collateralized by non-U.S. Government debt securities, value $32,547, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	20,906	20,906

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $77,663 (collateralized by non-U.S. Government debt securities, value $81,611, 0.06% to 7.68%, 10/15/11 to 3/15/45).	$77,651	$77,651

		727,227
TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	6,302	6,302

		6,302
VARIABLE & FLOATING RATE NOTES [3] – 1.05%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	76,456	76,461
American Express Bank
5.30%, 02/28/07	29,866	29,866
American Express Centurion Bank
5.42%, 07/19/07	32,852	32,885
American Express Credit Corp.
5.51%, 07/05/07	8,960	8,965
ASIF Global Financing
5.51%, 05/03/07[4]	2,987	2,988
Australia & New Zealand Banking
Group Ltd.
5.32%, 09/21/07[4]	19,413	19,413
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	43,305	43,307
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	76,157	76,161
BMW US Capital LLC
5.33%, 09/14/07[4]	29,866	29,866
BNP Paribas
5.36%, 05/18/07[4]	55,251	55,251
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	21,802	21,802
CC USA Inc.
5.48%, 07/30/07[4]	14,933	14,935
Commodore CDO Ltd.
5.38%, 06/12/07[4]	7,466	7,466
Credit Agricole SA
5.48%, 07/23/07	29,866	29,866
Credit Suisse First Boston NY
5.51%, 04/24/07	14,933	14,933
Cullinan Finance Corp.
5.36%, 04/25/07[4]	7,466	7,466
DEPFA Bank PLC
5.37%, 06/15/07	29,866	29,866
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	34,345	34,348
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	29,866	29,866
Fifth Third Bancorp
5.30%, 09/21/07[4]	59,731	59,731
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	29,866	29,863
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	31,359	31,366
Granite Master Issuer PLC
5.30%, 09/20/06	104,530	104,530
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	8,960	8,961
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	44,798	44,806
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	29,866	29,866
Holmes Financing PLC
5.40%, 07/16/07[4]	52,265	52,265
JP Morgan Chase & Co.
5.36%, 08/02/07	22,399	22,399
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	22,399	22,398
Kestrel Funding LLC
5.31%, 07/11/07[4]	11,946	11,945

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

Security	Principal	Value
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	$17,919	$17,919
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	31,161	31,161
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	37,332	37,324
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	32,852	32,850
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	13,160	13,160
Marshall & Ilsley Bank
5.31%, 09/14/07	16,426	16,426
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	44,798	44,798
Metropolitan Life Insurance
Funding Agreement
5.57%, 08/01/07[4,7]	2,987	2,987
Monumental Global Funding II
5.49%, 12/27/06[4]	5,973	5,974
Mound Financing PLC
5.39%, 05/08/07[4]	28,074	28,074
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	89,597	89,595
National City Bank of Indiana
5.37%, 05/21/07	14,933	14,934
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	98,556	98,580
Newcastle Ltd.
5.35%, 04/24/07[4]	10,528	10,526
Northern Rock PLC
5.43%, 08/03/07[4]	35,839	35,840
Principal Life Global Funding I
5.80%, 02/08/07	13,440	13,467
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	52,265	52,265
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	29,866	29,866
Strips III LLC
5.38%, 07/24/07[4]	7,262	7,262
SunTrust Bank
5.37%, 05/01/07	29,866	29,867
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	72,872	72,866
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	41,812	41,812
US Bank N.A.
5.26%, 09/29/06	13,440	13,439
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	44,566	44,566
Wachovia Bank N.A.
5.36%, 05/22/07	59,731	59,731
Wells Fargo & Co.
5.34%, 09/14/07[4]	14,933	14,934
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	22,399	22,399
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	89,597	89,578
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	18,941	18,941

		1,974,982

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,582,607)		3,582,607

TOTAL INVESTMENTS
IN SECURITIES – 101.51% (Cost: $154,650,280)		191,166,819
Other Assets, Less Liabilities – (1.51)%		(2,847,664)

NET ASSETS – 100.00%		$188,319,155

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2006

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.02%
ADVERTISING – 0.58%
Aegis Group PLC	254,123	$617,518
WPP Group PLC	365,441	4,448,791

		5,066,309
AEROSPACE & DEFENSE – 1.54%
BAE Systems PLC	990,091	6,977,632
Cobham PLC	352,628	1,152,015
Meggitt PLC	130,345	779,138
Rolls-Royce Group PLC[1]	540,882	4,488,309

		13,397,094
AGRICULTURE – 2.75%
British American Tobacco PLC	481,011	13,175,353
Gallaher Group PLC	200,194	3,457,655
Imperial Tobacco Group PLC	213,504	7,350,711

		23,983,719
AIRLINES – 0.16%
British Airways PLC[1]	177,154	1,384,119

		1,384,119
APPAREL – 0.14%
Burberry Group PLC	132,223	1,203,466

		1,203,466
AUTO PARTS & EQUIPMENT – 0.15%
GKN PLC	223,419	1,296,178
TI Automotive Ltd. Class A1,2	52,283	1

		1,296,179
BANKS – 18.50%
Barclays PLC[3]	1,993,229	24,928,590
HBOS PLC	1,169,262	22,307,840
HSBC Holdings PLC	3,522,578	63,855,496
Lloyds TSB Group PLC	1,720,456	17,066,428
Royal Bank of Scotland Group PLC	980,952	33,250,656

		161,409,010
BEVERAGES – 2.68%
Diageo PLC	864,834	15,381,161
SABMiller PLC	275,341	5,418,089
Scottish & Newcastle PLC	244,372	2,558,901

		23,358,151
BUILDING MATERIALS – 0.45%
Hanson PLC	219,656	2,765,960
Travis Perkins PLC	36,019	1,155,138

		3,921,098
CHEMICALS – 1.04%
BOC Group PLC	156,621	4,811,354
Imperial Chemical Industries PLC	365,165	2,585,643
Johnson Matthey PLC	68,174	1,713,035

		9,110,032
COMMERCIAL SERVICES – 1.56%
Aggreko PLC	76,615	410,968
Brambles Industries PLC	210,144	1,838,737
Bunzl PLC	108,584	1,347,694
Capita Group PLC	200,461	2,085,749
Davis Service Group PLC	51,342	472,919
De La Rue PLC	49,750	508,174
Group 4 Securicor PLC	358,200	1,185,549
Hays PLC	446,954	1,158,361
Intertek Group PLC	46,765	614,672
Michael Page International PLC	107,659	707,015
Rank Group PLC	188,055	763,708
Rentokil Initial PLC	561,777	1,605,548
Serco Group PLC	140,693	942,020

		13,641,114
COMPUTERS – 0.12%
LogicaCMG PLC	359,934	1,066,340

		1,066,340
DISTRIBUTION & WHOLESALE – 0.61%
Inchcape PLC	142,990	1,350,423
Wolseley PLC	183,876	4,004,749

		5,355,172
DIVERSIFIED FINANCIAL SERVICES – 1.62%
AMVESCAP PLC	226,513	2,335,270
Cattles PLC	98,704	616,758
Close Brothers Group PLC	39,402	685,029
Collins Stewart Tullett PLC	67,265	998,635
ICAP PLC	146,066	1,285,702
Investec PLC	21,094	1,074,519
London Stock Exchange Group PLC	51,130	1,121,372
Man Group PLC	540,882	4,344,271

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2006

Security	Shares	Value
Provident Financial PLC	81,324	$1,013,222
Schroders PLC	37,213	643,433

		14,118,211
ELECTRIC – 2.79%
International Power PLC	460,212	2,779,370
National Grid PLC	835,368	10,137,790
Scottish & Southern Energy PLC	263,024	6,023,746
Scottish Power PLC	454,861	5,368,652

		24,309,558
ELECTRONICS – 0.11%
Electrocomponents PLC	130,743	594,376
Premier Farnell PLC	109,052	389,456

		983,832
ENGINEERING & CONSTRUCTION – 0.18%
AMEC PLC	99,898	613,768
Balfour Beatty PLC	135,992	965,512

		1,579,280
ENTERTAINMENT – 0.59%
EMI Group PLC	246,461	1,255,227
Ladbrokes PLC	192,035	1,396,280
PartyGaming PLC	300,490	653,027
Sportingbet PLC	114,027	549,290
William Hill PLC	109,848	1,327,861

		5,181,685
FOOD – 4.41%
Cadbury Schweppes PLC	643,435	6,841,656
J Sainsbury PLC	449,939	3,051,111
Tate & Lyle PLC	150,842	2,101,719
Tesco PLC	2,428,393	17,425,810
Unilever PLC	379,084	9,056,697

		38,476,993
FOOD SERVICE – 0.37%
Compass Group PLC	658,889	3,199,063

		3,199,063
GAS – 0.72%
Centrica PLC	1,115,007	6,256,686

		6,256,686
HEALTH CARE – PRODUCTS – 0.32%
Smith & Nephew PLC	288,229	2,495,930
SSL International PLC	56,914	314,492

		2,810,422
HOLDING COMPANIES – DIVERSIFIED – 0.16%
Tomkins PLC	262,680	1,421,524

		1,421,524
HOME BUILDERS – 0.90%
Barratt Developments PLC	75,421	1,425,296
Bellway PLC	34,029	786,448
Berkeley Group Holdings (The) PLC[1]	27,263	664,824
Bovis Homes Group PLC	35,820	570,631
Persimmon PLC	86,167	2,040,587
Taylor Woodrow PLC	180,692	1,178,902
Wimpey (George) PLC	124,176	1,183,369

		7,850,057
HOME FURNISHINGS – 0.03%
MFI Furniture Group PLC	178,702	287,231

		287,231
HOUSEHOLD PRODUCTS & WARES – 0.90%
Reckitt Benckiser PLC	188,270	7,806,968

		7,806,968
INSURANCE – 4.49%
Aviva PLC	781,566	10,971,520
Friends Provident PLC	519,589	1,838,305
Legal & General Group PLC	1,996,015	4,992,687
Old Mutual PLC	1,596,854	4,973,834
Prudential PLC	744,044	8,343,095
Resolution PLC	211,871	2,397,912
Royal & Sun Alliance Insurance Group PLC	901,669	2,375,427
Standard Life PLC[1]	649,138	3,247,413

		39,140,193
IRON & STEEL – 0.23%
Corus Group PLC	273,414	2,039,992

		2,039,992
LEISURE TIME – 0.33%
Carnival PLC	52,649	2,256,296
First Choice Holidays PLC	150,643	608,193

		2,864,489
LODGING – 0.23%
InterContinental Hotels Group PLC	116,664	2,039,375

		2,039,375

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2006

Security	Shares	Value
MANUFACTURING – 0.82%
BBA Group PLC	146,265	$741,451
Charter PLC[1]	49,551	722,924
Cookson Group PLC	57,113	593,704
FKI PLC	175,120	322,279
IMI PLC	107,951	1,038,502
Invensys PLC[1]	238,535	921,071
Smiths Group PLC	174,247	2,850,418

		7,190,349
MEDIA – 2.68%
British Sky Broadcasting Group PLC	359,792	3,835,941
Daily Mail & General Trust PLC Class A	91,739	1,005,128
EMAP PLC	77,411	1,054,291
ITV PLC	1,265,640	2,545,865
Pearson PLC	248,551	3,531,676
Reed Elsevier PLC	383,793	4,113,730
Reuters Group PLC	402,378	3,092,149
Trinity Mirror PLC	86,366	749,122
United Business Media PLC	87,560	1,027,627
Yell Group PLC	237,805	2,397,406

		23,352,935
MINING – 6.41%
Anglo American PLC	438,878	18,966,924
BHP Billiton PLC	750,024	14,280,848
Rio Tinto PLC	322,710	16,309,804
Xstrata PLC	140,889	6,319,252

		55,876,828
OIL & GAS – 17.74%
BG Group PLC	1,070,785	13,982,589
BP PLC	6,125,757	69,563,089
Royal Dutch Shell PLC Class A	1,182,607	40,940,825
Royal Dutch Shell PLC Class B	847,472	30,305,955

		154,792,458
PACKAGING & CONTAINERS – 0.20%
Rexam PLC	171,529	1,771,667

		1,771,667
PHARMACEUTICALS – 9.36%
AstraZeneca PLC	481,238	31,159,769
GlaxoSmithKline PLC	1,785,258	50,529,928

		81,689,697
REAL ESTATE – 1.87%
British Land Co. PLC	160,195	4,159,359
Brixton PLC	76,814	769,278
Great Portland Estates PLC	48,755	523,977
Hammerson PLC	87,661	2,120,988
Land Securities Group PLC	144,239	5,196,458
Liberty International PLC	78,406	1,695,721
Slough Estates PLC	143,877	1,798,049

		16,263,830
RETAIL – 3.64%
Boots Group PLC	253,869	3,723,135
Carphone Warehouse Group PLC	119,400	638,766
DSG International PLC	562,573	2,193,701
Enterprise Inns PLC	96,913	1,887,673
GUS PLC	267,674	4,966,818
HMV Group PLC	120,594	348,670
Kesa Electricals PLC	159,001	936,064
Kingfisher PLC	723,698	3,248,734
Marks & Spencer Group PLC	516,643	5,822,690
Mitchells & Butlers PLC	152,552	1,624,990
Next PLC	71,043	2,252,691
Punch Taverns PLC	81,789	1,438,290
Signet Group PLC	544,457	1,108,134
Whitbread PLC	67,660	1,575,281

		31,765,637
SEMICONDUCTORS – 0.22%
ARM Holdings PLC	439,095	991,829
CSR PLC[1]	40,910	912,015

		1,903,844
SOFTWARE – 0.29%
Misys PLC	152,633	717,843
Sage Group PLC	397,801	1,810,350

		2,528,193
TELECOMMUNICATIONS – 5.58%
BT Group PLC	2,558,665	11,997,068
Cable & Wireless PLC	724,562	1,691,772
Vodafone Group PLC	16,174,018	34,995,652

		48,684,492

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2006

Security	Shares	Value
TRANSPORTATION – 0.34%
Arriva PLC	59,103	$668,916
FirstGroup PLC	123,498	1,097,038
National Express Group PLC	40,795	639,797
Stagecoach Group PLC	243,576	537,449

		2,943,200
VENTURE CAPITAL – 0.30%
3i Group PLC	142,456	2,578,305

		2,578,305
WATER – 0.91%
Kelda Group PLC	109,450	1,717,570
Severn Trent PLC	106,508	2,664,114
United Utilities PLC	270,640	3,534,087

		7,915,771

TOTAL COMMON STOCKS (Cost: $736,920,477)		863,814,568
SHORT-TERM INVESTMENTS – 0.01%
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[3,4]	116,892	116,892

		116,892

TOTAL SHORT-TERM INVESTMENTS (Cost: $116,892)		116,892

TOTAL INVESTMENTS IN SECURITIES – 99.03% (Cost: $737,037,369)		863,931,460
Other Assets, Less Liabilities – 0.97%		8,477,480

NET ASSETS – 100.00%		$872,408,940

[1]	Non-income earning security.

[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

[3]	Affiliated issuer. See Note 2.

[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2006

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$367,217,656	$138,375,953	$1,647,598,762	$206,467,890	$747,185,277	$127,969,852

Affiliated issuers[a]	$97,265	$61,136	$946,384	$160,863	$19,872	$1,089

Foreign currencies, at cost	$714,082	$132,348	$3,269,663	$82,407	$469,753	$16,403

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$401,550,705	$151,596,576	$1,826,614,298	$213,975,568	$811,603,147	$149,363,871
Affiliated issuers[a]	97,265	61,136	946,384	160,863	19,872	1,089
Foreign currencies, at value	716,364	131,759	3,269,663	82,414	472,431	16,698
Receivables:
Investment securities sold	16,492,746	1,628,258	—	503,566	6,740,593	1,662,957
Dividends and interest	740,088	782,030	3,169,472	309,442	1,388,037	67,713
Capital shares sold	33,991	35,009	—	—	—	—

Total Assets	419,631,159	154,234,768	1,833,999,817	215,031,853	820,224,080	151,112,328

LIABILITIES
Payables:
Investment securities purchased	17,059,915	1,625,711	—	501,626	5,991,199	1,502,649
Collateral for securities on loan (Note 5)	10,759,106	62,384	38,290,121	2,557,106	11,085,335	3,221,588
Investment advisory fees (Note 2)	174,749	62,463	788,709	87,360	352,952	64,377

Total Liabilities	27,993,770	1,750,558	39,078,830	3,146,092	17,429,486	4,788,614

NET ASSETS	$391,637,389	$152,484,210	$1,794,920,987	$211,885,761	$802,794,594	$146,323,714

Net assets consist of:
Paid-in capital	$359,428,584	$138,689,270	$1,596,450,918	$208,253,187	$758,089,375	$126,915,465
Undistributed net investment income	5,185,808	3,029,133	35,261,892	2,255,565	16,624,623	3,319,519
Accumulated net realized loss	(7,315,983)	(2,461,379)	(15,825,317)	(6,131,530)	(36,358,888)	(5,324,156)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	34,338,980	13,227,186	179,033,494	7,508,539	64,439,484	21,412,886

NET ASSETS	$391,637,389	$152,484,210	$1,794,920,987	$211,885,761	$802,794,594	$146,323,714

Shares outstanding	12,600,000	6,680,000	19,450,000	6,800,000	33,900,000	4,800,000

Net asset value per share	$31.08	$22.83	$92.28	$31.16	$23.68	$30.48

[a]	See Note 2.
[b]	Securities on loan with market values of $10,412,559, $60,062, $35,631,227, $2,431,150, $10,603,063 and $3,059,139, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	97

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2006

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$98,646,157	$155,993,947	$152,749,859	$154,627,297	$716,553,377

Affiliated issuers[a]	$6,254	$160,146	$24,228	$22,983	$20,483,992

Foreign currencies, at cost	$149,651	$112,342	$183,124	$67,499	$2,943,414

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$111,606,835	$185,184,129	$155,442,007	$191,143,836	$838,885,978
Affiliated issuers[a]	6,254	160,146	24,228	22,983	25,045,482
Foreign currencies, at value	149,107	113,880	181,861	67,707	2,965,031
Receivables:
Investment securities sold	—	943,966	920,183	3,906,712	4,608,920
Dividends and interest	352,633	6,965	1,387	528,972	5,957,699
Capital shares sold	—	921,068	—	—	—

Total Assets	112,114,829	187,330,154	156,569,666	195,670,210	877,463,110

LIABILITIES
Payables:
Investment securities purchased	—	1,852,814	833,967	3,708,973	4,663,142
Collateral for securities on loan (Note 5)	2,075,486	7,278,571	4,242,751	3,559,624	—
Investment advisory fees (Note 2)	48,058	68,712	66,387	82,458	391,028

Total Liabilities	2,123,544	9,200,097	5,143,105	7,351,055	5,054,170

NET ASSETS	$109,991,285	$178,130,057	$151,426,561	$188,319,155	$872,408,940

Net assets consist of:
Paid-in capital	$103,683,759	$150,183,746	$152,218,155	$157,037,300	$759,238,462
Undistributed net investment income	2,661,198	2,334,982	3,601,501	1,891,106	28,709,755
Accumulated net realized loss	(9,315,389)	(3,580,470)	(7,084,055)	(7,135,226)	(42,464,193)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	12,961,717	29,191,799	2,690,960	36,525,975	126,924,916

NET ASSETS	$109,991,285	$178,130,057	$151,426,561	$188,319,155	$872,408,940

Shares outstanding	4,550,000	3,975,000	5,850,000	8,375,000	39,800,000

Net asset value per share	$24.17	$44.81	$25.88	$22.49	$21.92

[a]	See Note 2.
[b]	Securities on loan with market values of $2,014,187, $6,915,318, $4,003,482, $3,379,793 and $–, respectively. See Note 5.

See notes to the financial statements.

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2006

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,212,692	$3,699,496	$42,378,450	$2,829,359	$19,896,564	$3,716,259
Interest from affiliated issuers[b]	5,972	2,125	34,819	2,712	9,458	1,006
Securities lending income[c]	21,742	11,942	161,203	22,425	74,921	23,331

Total investment income	6,240,406	3,713,563	42,574,472	2,854,496	19,980,943	3,740,596

EXPENSES
Investment advisory fees (Note 2)	1,657,316	479,965	6,044,452	615,785	3,393,583	454,018
Proxy fees	9,121	4,737	23,188	3,804	7,967	3,368

Total expenses	1,666,437	484,702	6,067,640	619,589	3,401,550	457,386

Net investment income	4,573,969	3,228,861	36,506,832	2,234,907	16,579,393	3,283,210

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,767,172)	215,637	2,199,810	634,187	(12,662,686)	603,096
In-kind redemptions	36,185,954	2,357,672	81,329,252	24,291,016	55,824,978	1,576,609
Foreign currency transactions	95,729	(16,948)	310,136	21,314	100,546	37,349

Net realized gain	34,514,511	2,556,361	83,839,198	24,946,517	43,262,838	2,217,054

Net change in unrealized appreciation (depreciation) on:
Investments	(8,478,971)	12,278,509	101,401,242	(236,735)	55,929,496	13,027,183
Translation of assets and liabilities in foreign currencies	(55,913)	8,644	8,495	(201)	22,169	2,548

Net change in unrealized appreciation (depreciation)	(8,534,884)	12,287,153	101,409,737	(236,936)	55,951,665	13,029,731

Net realized and unrealized gain	25,979,627	14,843,514	185,248,935	24,709,581	99,214,503	15,246,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,553,596	$18,072,375	$221,755,767	$26,944,488	$115,793,896	$18,529,995

[a]	Net of foreign withholding tax of $1,096,345, $637,505, $6,673,782, $427,381, $3,325,509 and $591,525, respectively.

[b]	See Note 2.

[c]	Includes income earned from affiliated issuer. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2006

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,932,533	$3,354,121	$4,104,707	$2,593,804	$33,910,912
Dividends from affiliated issuers[b]	—	—	—	—	864,528
Interest from affiliated issuers[b]	1,308	1,178	1,417	3,020	14,531
Securities lending income[c]	6,081	29,975	22,082	6,709	2,520

Total investment income	2,939,922	3,385,274	4,128,206	2,603,533	34,792,491

EXPENSES
Investment advisory fees (Note 2)	475,006	564,200	601,452	743,036	3,483,995
Proxy fees	3,950	4,339	4,272	4,249	21,875

Total expenses	478,956	568,539	605,724	747,285	3,505,870

Net investment income	2,460,966	2,816,735	3,522,482	1,856,248	31,286,621

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(827,424)	522,494	(10,654)	(143,788)	(6,158,845)
Investments in affiliated issuers[b]	—	—	—	—	336,803
In-kind redemptions	8,776,610	6,611,529	18,200,594	6,343,889	11,468,021
Foreign currency transactions	52,929	20,139	78,203	36,394	451,592

Net realized gain	8,002,115	7,154,162	18,268,143	6,236,495	6,097,571

Net change in unrealized appreciation (depreciation) on:
Investments	11,681,890	15,104,399	(9,542,737)	25,586,381	85,769,779
Translation of assets and liabilities in foreign currencies	(341)	1,558	(398)	8,124	23,468

Net change in unrealized appreciation (depreciation)	11,681,549	15,105,957	(9,543,135)	25,594,505	85,793,247

Net realized and unrealized gain	19,683,664	22,260,119	8,725,008	31,831,000	91,890,818

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,144,630	$25,076,854	$12,247,490	$33,687,248	$123,177,439

[a]	Net of foreign withholding tax of $513,491, $534,296, $688,006, $488,944 and $186,239, respectively.

[b]	See Note 2.

[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,573,969	$1,963,799	$3,228,861	$2,019,162	$36,506,832	$11,759,160
Net realized gain	34,514,511	22,454,551	2,556,361	6,943,446	83,839,198	11,776,485
Net change in unrealized appreciation (depreciation)	(8,534,884)	30,930,253	12,287,153	(4,222)	101,409,737	76,359,243

Net increase in net assets resulting from operations	30,553,596	55,348,603	18,072,375	8,958,386	221,755,767	99,894,888

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,357,719)	(642,119)	(2,145,588)	(821,720)	(12,287,252)	(7,926,598)

Total distributions to shareholders	(2,357,719)	(642,119)	(2,145,588)	(821,720)	(12,287,252)	(7,926,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	289,063,151	143,898,493	103,356,773	45,733,499	1,281,531,733	174,100,562
Cost of shares redeemed	(122,573,813)	(59,573,023)	(13,758,909)	(31,723,211)	(243,363,438)	(45,390,429)

Net increase in net assets from capital share transactions	166,489,338	84,325,470	89,597,864	14,010,288	1,038,168,295	128,710,133

INCREASE IN NET ASSETS	194,685,215	139,031,954	105,524,651	22,146,954	1,247,636,810	220,678,423
NET ASSETS
Beginning of year	196,952,174	57,920,220	46,959,559	24,812,605	547,284,177	326,605,754

End of year	$391,637,389	$196,952,174	$152,484,210	$46,959,559	$1,794,920,987	$547,284,177

Undistributed net investment income included in net assets at end of year	$5,185,808	$1,903,837	$3,029,133	$1,784,303	$35,261,892	$10,321,106

SHARES ISSUED AND REDEEMED
Shares sold	9,400,000	6,600,000	4,880,000	2,560,000	15,050,000	2,450,000
Shares redeemed	(4,200,000)	(2,600,000)	(680,000)	(1,760,000)	(2,900,000)	(650,000)

Net increase in shares outstanding	5,200,000	4,000,000	4,200,000	800,000	12,150,000	1,800,000

See notes to the financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,234,907	$1,242,600	$16,579,393	$2,593,698	$3,283,210	$1,168,264
Net realized gain (loss)	24,946,517	5,071,907	43,262,838	(4,797,168)	2,217,054	(764,798)
Net change in unrealized appreciation (depreciation)	(236,936)	9,136,196	55,951,665	40,534,750	13,029,731	7,988,683

Net increase in net assets resulting from operations	26,944,488	15,450,703	115,793,896	38,331,280	18,529,995	8,392,149

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,093,386)	(838,342)	(2,745,191)	(1,573,473)	(1,062,571)	(869,122)

Total distributions to shareholders	(1,093,386)	(838,342)	(2,745,191)	(1,573,473)	(1,062,571)	(869,122)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	193,944,708	23,987,143	611,158,486	179,271,889	90,441,632	7,723,603
Cost of shares redeemed	(89,235,841)	(18,474,473)	(236,206,028)	—	(4,111,384)	—

Net increase in net assets from capital share transactions	104,708,867	5,512,670	374,952,458	179,271,889	86,330,248	7,723,603

INCREASE IN NET ASSETS	130,559,969	20,125,031	488,001,163	216,029,696	103,797,672	15,246,630
NET ASSETS
Beginning of year	81,325,792	61,200,761	314,793,431	98,763,735	42,526,042	27,279,412

End of year	$211,885,761	$81,325,792	$802,794,594	$314,793,431	$146,323,714	$42,526,042

Undistributed net investment income included in net assets at end of year	$2,255,565	$1,092,730	$16,624,623	$2,547,987	$3,319,519	$1,061,531

SHARES ISSUED AND REDEEMED
Shares sold	6,800,000	1,000,000	28,500,000	9,900,000	3,300,000	300,000
Shares redeemed	(3,200,000)	(800,000)	(11,100,000)	—	(150,000)	—

Net increase in shares outstanding	3,600,000	200,000	17,400,000	9,900,000	3,150,000	300,000

See notes to the financial statements.

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherland Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,460,966	$1,468,147	$2,816,735	$1,393,949	$3,522,482	$1,249,124
Net realized gain	8,002,115	1,088,579	7,154,162	7,090,342	18,268,143	1,298,242
Net change in unrealized appreciation (depreciation)	11,681,549	4,968,136	15,105,957	5,676,241	(9,543,135)	7,896,047

Net increase in net assets resulting from operations	22,144,630	7,524,862	25,076,854	14,160,532	12,247,490	10,443,413

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,617,341)	(561,271)	(1,611,053)	(1,053,358)	(1,227,638)	(420,504)

Total distributions to shareholders	(1,617,341)	(561,271)	(1,611,053)	(1,053,358)	(1,227,638)	(420,504)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,102,133	29,691,702	102,462,370	23,479,415	133,924,232	26,763,849
Cost of shares redeemed	(37,612,147)	(946,288)	(14,743,172)	(15,097,858)	(55,030,029)	(3,032,449)

Net increase in net assets from capital share transactions	25,489,986	28,745,414	87,719,198	8,381,557	78,894,203	23,731,400

INCREASE IN NET ASSETS	46,017,275	35,709,005	111,184,999	21,488,731	89,914,055	33,754,309
NET ASSETS
Beginning of year	63,974,010	28,265,005	66,945,058	45,456,327	61,512,506	27,758,197

End of year	$109,991,285	$63,974,010	$178,130,057	$66,945,058	$151,426,561	$61,512,506

Undistributed net investment income included in net assets at end of year	$2,661,198	$1,453,405	$2,334,982	$1,109,161	$3,601,501	$1,228,454

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	1,600,000	2,475,000	675,000	5,250,000	1,350,000
Shares redeemed	(1,650,000)	(50,000)	(375,000)	(450,000)	(2,250,000)	(150,000)

Net increase in shares outstanding	1,200,000	1,550,000	2,100,000	225,000	3,000,000	1,200,000

See notes to the financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,856,248	$773,878	$31,286,621	$17,268,103
Net realized gain	6,236,495	1,299,897	6,097,571	37,482,537
Net change in unrealized appreciation	25,594,505	7,731,463	85,793,247	44,274,754

Net increase in net assets resulting from operations	33,687,248	9,805,238	123,177,439	99,025,394

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(773,209)	(269,799)	(16,085,262)	(10,962,863)

Total distributions to shareholders	(773,209)	(269,799)	(16,085,262)	(10,962,863)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,447,210	31,861,760	344,797,700	96,935,420
Cost of shares redeemed	(18,366,262)	(3,993,200)	(44,331,266)	(173,017,720)

Net increase (decrease) in net assets from capital share transactions	76,080,948	27,868,560	300,466,434	(76,082,300)

INCREASE IN NET ASSETS	108,994,987	37,403,999	407,558,611	11,980,231

NET ASSETS
Beginning of year	79,324,168	41,920,169	464,850,329	452,870,098

End of year	$188,319,155	$79,324,168	$872,408,940	$464,850,329

Undistributed net investment income included in net assets at end of year	$1,891,106	$771,673	$28,709,755	$13,056,804

SHARES ISSUED AND REDEEMED
Shares sold	4,750,000	1,875,000	17,200,000	5,600,000
Shares redeemed	(875,000)	(250,000)	(2,200,000)	(9,600,000)

Net increase (decrease) in shares outstanding	3,875,000	1,625,000	15,000,000	(4,000,000)

See notes to the financial statements.

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$26.62	$17.04	$10.61	$8.19	$8.18

Income from investment operations:
Net investment income[a]	0.44	0.29	0.21	0.09	0.13
Net realized and unrealized gain (loss)[b]	4.31	9.38	6.39	2.43	(0.12)

Total from investment operations	4.75	9.67	6.60	2.52	0.01

Less distributions from:

Net investment income	(0.29)	(0.09)	(0.17)	(0.10)	—

Total distributions	(0.29)	(0.09)	(0.17)	(0.10)	—

Net asset value, end of year	$31.08	$26.62	$17.04	$10.61	$8.19

Total return	18.00%	56.82%	62.70%	31.15%	0.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$391,637	$196,952	$57,920	$22,288	$14,740
Ratio of expenses to average net assets	0.54%	0.57%	0.77%	0.84%	0.84%
Ratio of net investment income to average net assets	1.48%	1.26%	1.37%	0.98%	1.57%
Portfolio turnover rate[c]	32%	21%	11%	26%	32%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$18.94	$14.77	$11.16	$10.43	$11.81

Income from investment operations:
Net investment income[a]	0.75	0.71	0.37	0.41	0.25
Net realized and unrealized gain (loss)[b]	3.95	3.75	4.25	0.43	(1.56)

Total from investment operations	4.70	4.46	4.62	0.84	(1.31)

Less distributions from:
Net investment income	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)

Total distributions	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)

Net asset value, end of year	$22.83	$18.94	$14.77	$11.16	$10.43

Total return	25.66%	30.22%	42.88%	8.25%	(11.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$152,484	$46,960	$24,813	$21,871	$10,427
Ratio of expenses to average net assets	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets	3.60%	3.89%	2.79%	4.10%	2.26%
Portfolio turnover rate[c]	10%	10%	21%	8%	18%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$74.97	$59.38	$50.12	$46.02	$56.74

Income from investment operations:
Net investment income[a]	2.73	1.76	1.36	0.93	0.75
Net realized and unrealized gain (loss)[b]	15.90	15.13	8.69	3.62	(11.47)

Total from investment operations	18.63	16.89	10.05	4.55	(10.72)

Less distributions from:
Net investment income	(1.32)	(1.30)	(0.79)	(0.45)	–

Total distributions	(1.32)	(1.30)	(0.79)	(0.45)	–

Net asset value, end of year	$92.28	$74.97	$59.38	$50.12	$46.02

Total return	25.18%	28.54%	20.07%	10.05%	(18.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,794,921	$547,284	$326,606	$165,388	$131,168
Ratio of expenses to average net assets	0.54%	0.58%	0.79%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.57%	0.79%	n/a	n/a
Ratio of net investment income to average net assets	3.23%	2.50%	2.29%	2.08%	1.44%
Portfolio turnover rate[c]	8%	8%	11%	7%	3%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$25.41	$20.40	$16.90	$15.52	$19.53

Income from investment operations:
Net investment income[a]	0.55	0.47	0.24	0.23	0.18
Net realized and unrealized gain (loss)[b]	5.52	4.84	3.54	1.33	(4.19)

Total from investment operations	6.07	5.31	3.78	1.56	(4.01)

Less distributions from:
Net investment income	(0.32)	(0.30)	(0.28)	(0.18)	—

Total distributions	(0.32)	(0.30)	(0.28)	(0.18)	—

Net asset value, end of year	$31.16	$25.41	$20.40	$16.90	$15.52

Total return	24.13%	26.13%	22.44%	10.22%	(20.53)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$211,886	$81,326	$61,201	$54,075	$49,674
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	1.95%	1.98%	1.23%	1.56%	1.00%
Portfolio turnover rate[c]	10%	7%	9%	9%	3%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover reates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$19.08	$14.96	$12.57	$12.07	$15.19

Income from investment operations:
Net investment income[a]	0.57	0.28	0.19	0.21	0.11
Net realized and unrealized gain (loss)[b]	4.15	4.03	2.40	0.41	(3.23)

Total from investment operations	4.72	4.31	2.59	0.62	(3.12)

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.20)	(0.12)	—

Total distributions	(0.12)	(0.19)	(0.20)	(0.12)	—

Net asset value, end of year	$23.68	$19.08	$14.96	$12.57	$12.07

Total return	24.82%	28.89%	20.55%	5.39%	(20.54)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$802,795	$314,793	$98,764	$101,800	$94,160
Ratio of expenses to average net assets	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	2.62%	1.54%	1.27%	1.98%	0.77%
Portfolio turnover rate[c]	12%	9%	9%	11%	9%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$25.77	$20.21	$16.67	$15.15	$17.79

Income from investment operations:
Net investment income[a]	1.07	0.78	0.56	0.43	0.37
Net realized and unrealized gain (loss)[b]	4.15	5.42	3.59	1.47	(3.01)

Total from investment operations	5.22	6.20	4.15	1.90	(2.64)

Less distributions from:
Net investment income	(0.51)	(0.64)	(0.61)	(0.38)	—

Total distributions	(0.51)	(0.64)	(0.61)	(0.38)	—

Net asset value, end of year	$30.48	$25.77	$20.21	$16.67	$15.15

Total return	20.61%	30.74%	25.09%	12.79%	(14.84)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$146,324	$42,526	$27,279	$29,997	$29,538
Ratio of expenses to average net assets	0.54%	0.57%	0.83%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	0.79%	n/a	n/a
Ratio of net investment income to average net assets	3.87%	3.18%	2.85%	2.84%	2.34%
Portfolio turnover rate[c]	15%	18%	9%	22%	10%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$19.10	$15.70	$14.31	$14.69	$18.59

Income from investment operations:
Net investment income[a]	0.60	0.57	0.39	0.30	0.25
Net realized and unrealized gain (loss)[b]	4.95	3.09	1.37	(0.43)	(4.11)

Total from investment operations	5.55	3.66	1.76	(0.13)	(3.86)

Less distributions from:
Net investment income	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)

Total distributions	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)

Net asset value, end of year	$24.17	$19.10	$15.70	$14.31	$14.69

Total return	29.53%	23.40%	12.28%	(0.78)%	(20.79)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$109,991	$63,974	$28,265	$18,599	$19,103
Ratio of expenses to average net assets	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets	2.78%	3.13%	2.45%	2.37%	1.48%
Portfolio turnover rate[c]	17%	6%	9%	18%	15%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$35.70	$27.55	$22.39	$17.95	$21.33

Income from investment operations:
Net investment income[a]	1.07	0.79	0.44	0.24	0.17
Net realized and unrealized gain (loss)[b]	8.78	7.97	4.99	4.36	(3.55)

Total from investment operations	9.85	8.76	5.43	4.60	(3.38)

Less distributions from:
Net investment income	(0.74)	(0.61)	(0.27)	(0.16)	—

Total distributions	(0.74)	(0.61)	(0.27)	(0.16)	—

Net asset value, end of year	$44.81	$35.70	$27.55	$22.39	$17.95

Total return	28.09%	31.85%	24.28%	25.81%	(15.85)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$178,130	$66,945	$45,456	$50,372	$18,850
Ratio of expenses to average net assets	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	2.67%	2.33%	1.64%	1.22%	0.85%
Portfolio turnover rate[c]	6%	8%	6%	17%	14%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

112	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$21.58	$16.82	$12.59	$9.88	$12.88

Income from investment operations:
Net investment income[a]	0.76	0.46	0.28	0.25	0.12
Net realized and unrealized gain (loss)[b]	3.96	4.45	4.20	2.58	(3.12)

Total from investment operations	4.72	4.91	4.48	2.83	(3.00)

Less distributions from:
Net investment income	(0.42)	(0.15)	(0.25)	(0.12)	—

Total distributions	(0.42)	(0.15)	(0.25)	(0.12)	—

Net asset value, end of year	$25.88	$21.58	$16.82	$12.59	$9.88

Total return	22.16%	29.21%	35.81%	29.04%	(23.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$151,427	$61,513	$27,758	$16,992	$8,154
Ratio of expenses to average net assets	0.54%	0.58%	0.92%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.57%	0.79%	n/a	n/a
Ratio of net investment income to average net assets	3.13%	2.28%	1.74%	2.44%	0.98%
Portfolio turnover rate[c]	14%	6%	9%	12%	31%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$17.63	$14.58	$12.23	$11.59	$12.95

Income from investment operations:
Net investment income[a]	0.27	0.22	0.09	0.05	0.03
Net realized and unrealized gain (loss)[b]	4.71	2.92	2.31	0.62	(1.38)

Total from investment operations	4.98	3.14	2.40	0.67	(1.35)

Less distributions from:
Net investment income	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)

Total distributions	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$22.49	$17.63	$14.58	$12.23	$11.59

Total return	28.36%	21.54%	19.56%	5.89%	(10.47)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$188,319	$79,324	$41,920	$33,643	$31,883
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	1.34%	1.34%	0.64%	0.43%	0.20%
Portfolio turnover rate[c]	11%	5%	4%	10%	12%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capitail share transactions in Creation Units.

See notes to the financial statements.

114	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$18.74	$15.72	$13.00	$12.77	$15.11

Income from investment operations:
Net investment income[a]	0.97	0.60	0.48	0.39	0.48
Net realized and unrealized gain (loss)[b]	2.79	2.76	2.72	0.12	(2.60)

Total from investment operations	3.76	3.36	3.20	0.51	(2.12)

Less distributions from:
Net investment income	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)

Total distributions	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)

Net asset value, end of year	$21.92	$18.74	$15.72	$13.00	$12.77

Total return	20.61%	21.53%	24.77%	4.20%	(14.19)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$872,409	$464,850	$452,870	$150,809	$120,067
Ratio of expenses to average net assets	0.54%	0.57%	0.77%	0.84%	0.84%
Ratio of net investment income to average net assets	4.81%	3.39%	3.11%	3.23%	3.39%
Portfolio turnover rate[c]	10%	11%	6%	6%	14%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	115

Notes to the Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2006, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations

116	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Italy may levy taxes on stock dividends at a rate of 27.0%, based on the par value of stock dividends received by the iShares MSCI Italy Index Fund. These taxes are paid by the Fund receiving the stock dividends and, if any, are disclosed in the Statements of Operations.

The iShares MSCI EMU Index Fund and iShares MSCI Sweden Index Fund may pay foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Funds. The foreign taxes paid by the Funds, if any, are disclosed in their respective Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO THE FINANCIAL STATEMENTS	117

Notes to the Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Austria	$8,422,066	$27,134,667	$(3,347,928)	$32,208,805
Belgium	3,751,320	12,108,101	(2,064,481)	13,794,940
EMU	36,694,677	167,686,962	(5,911,570)	198,470,069
France	2,255,571	6,597,389	(5,220,386)	3,632,574
Germany	17,227,480	56,757,848	(29,280,109)	44,705,219
Italy	3,319,814	20,681,938	(4,593,503)	19,408,249
Netherlands	3,061,890	11,301,130	(8,055,494)	6,307,526
Spain	2,336,743	28,955,727	(3,346,159)	27,946,311
Sweden	3,600,238	1,898,617	(6,290,449)	(791,594)
Switzerland	1,891,314	35,601,342	(6,210,801)	31,281,855
United Kingdom	28,754,432	115,300,323	(30,884,277)	113,170,478

For the years ended August 31, 2006 and August 31, 2005, the tax characterization of distributions paid for each Fund represents ordinary income. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2006.

From November 1, 2005 to August 31, 2006, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending August 31, 2007, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
France	$146,138
Germany	4,212,074
Netherlands	260,715
Sweden	17,347
Switzerland	187,183
United Kingdom	1,615,947

118	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2006, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Austria	$491,457	$336,553	$1,291,324	$370,948	$855,364	$—	$—	$3,345,646
Belgium	—	59,876	1,677,678	117,767	175,781	33,969	—	2,065,071
EMU	—	—	—	—	4,037,607	1,873,963	—	5,911,570
France	—	—	2,436,748	236,944	2,400,550	—	—	5,074,242
Germany	—	—	8,697,227	5,469,732	8,656,712	2,241,687	—	25,065,358
Italy	—	—	2,675,493	848,408	541,980	527,327	—	4,593,208
Netherlands	—	60,885	3,222,792	1,497,810	2,481,175	129,137	403,525	7,795,324
Spain	—	—	1,083,394	678,910	1,582,094	—	—	3,344,398
Sweden	—	89,443	3,350,244	1,577,551	1,149,514	—	107,613	6,274,365
Switzerland	—	—	2,501,682	1,018,305	2,149,171	354,252	—	6,023,410
United Kingdom	—	—	9,945,254	6,448,554	4,272,059	1,517,783	7,063,063	29,246,713

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of August 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Austria	$374,519,234	$36,135,232	$(9,006,496)	$27,128,736
Belgium	139,556,174	12,112,182	(10,644)	12,101,538
EMU	1,659,891,678	180,712,586	(13,043,582)	167,669,004
France	207,539,903	14,396,235	(7,799,707)	6,596,528
Germany	754,886,785	71,526,066	(14,789,832)	56,736,234
Italy	128,701,889	21,381,785	(718,714)	20,663,071
Netherlands	100,312,998	11,553,517	(253,426)	11,300,091
Spain	156,390,165	29,040,184	(86,074)	28,954,110
Sweden	153,566,430	6,480,583	(4,580,778)	1,899,805
Switzerland	155,574,913	35,979,071	(387,165)	35,591,906
United Kingdom	748,661,962	128,059,190	(12,789,692)	115,269,498

NOTES TO THE FINANCIAL STATEMENTS	119

Notes to the Financial Statements (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

The Board approved a change to the investment advisory fee rates for each Fund effective September 1, 2006. For its investment advisory services to each Fund, BGFA will be entitled to be paid annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of all the Funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not currently receive a fee from the Funds for its distribution services.

120	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2006, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$21,742
Belgium	11,942
EMU	161,203
France	22,425
Germany	74,921
Italy	23,331

iShares MSCI Index Fund	Securities Lending Agent Fees
Netherlands	$6,081
Spain	29,975
Sweden	22,082
Switzerland	6,709
United Kingdom	2,520

Cross trades for the year ended August 31, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	121

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended August 31, 2006.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
Austria
IMMF	2	30,725	30,630	97	$97,265	$5,972	$—
Belgium
IMMF	3	12,342	12,284	61	61,136	2,125	—
EMU
IMMF	12	180,589	179,655	946	946,384	34,819	—
France
IMMF	150	14,954	14,943	161	160,863	2,712	—
Germany
IMMF	34	52,923	52,937	20	19,872	9,458	—
Italy
IMMF	4	5,633	5,636	1	1,089	1,006	—
Netherlands
IMMF	2	8,496	8,492	6	6,254	1,308	—
Spain
IMMF	6	6,330	6,176	160	160,146	1,178	—
Sweden
IMMF	7	7,592	7,575	24	24,228	1,417	—
Switzerland
IMMF	42	17,323	17,342	23	22,983	3,020	—
United Kingdom
Barclays PLC	1,224	949	180	1,993	24,928,590	864,528	336,803
IMMF	28	76,753	76,664	117	116,892	14,531	—

As of August 31, 2006, certain directors and officers of the Company are also officers of BGI and/or BGFA.

122	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2006, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$118,513,092	$97,652,694
Belgium	22,280,587	9,266,707
EMU	147,088,682	86,617,708
France	16,928,146	11,928,197
Germany	86,732,155	73,914,939
Italy	18,261,552	13,201,117
Netherlands	15,105,650	16,375,379
Spain	8,914,610	6,817,782
Sweden	17,900,969	15,353,455
Switzerland	17,197,127	15,168,552
United Kingdom	78,171,122	65,323,757

In-kind transactions (see Note 4) for the year ended August 31, 2006, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$270,508,973	$122,033,737
Belgium	90,596,166	13,508,179
EMU	1,232,848,319	236,280,696
France	186,916,549	86,357,327
Germany	609,121,722	235,124,080
Italy	87,535,369	4,098,602
Netherlands	57,654,446	30,167,078
Spain	101,235,495	14,567,347
Sweden	133,207,842	54,695,231
Switzerland	89,229,052	14,556,116
United Kingdom	342,024,021	43,764,903

4.	CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000
Belgium	136,200,000
EMU	500,000,000
France	340,200,000
Germany	382,200,000
Italy	63,600,000

iShares MSCI Index Fund	Authorized Shares
Netherlands	255,000,000
Spain	127,800,000
Sweden	63,600,000
Switzerland	318,625,000
United Kingdom	943,200,000

NOTES TO THE FINANCIAL STATEMENTS	123

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of August 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of applying the various provisions of FIN 48.

124	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, each a portfolio of the iShares MSCI Fund Series (the “Funds”) at August 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	125

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2006, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$7,309,037	$1,086,360
Belgium	4,337,002	637,505
EMU	49,052,232	6,137,955
France	3,256,740	328,514
Germany	23,222,073	3,320,588
Italy	4,307,784	590,430
Netherlands	3,446,024	462,295
Spain	3,888,418	534,296
Sweden	4,792,713	640,272
Switzerland	3,065,137	260,004

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2006:

iShares MSCI Index Fund	Qualified Dividend Income
Austria	$7,034,145
Belgium	3,113,815
EMU	43,885,591
France	2,584,085
Germany	20,548,068
Italy	3,910,244

iShares MSCI Index Fund	Qualified Dividend Income
Netherlands	$3,242,904
Spain	3,372,688
Sweden	4,240,510
Switzerland	2,111,318
United Kingdom	31,757,730

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

126	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts* (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed extension of breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	127

Board Review and Approval of Investment Advisory Contracts* (Unaudited) (Continued)

iSHARES®, INC.

assets levels of such Funds as compared to their Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed extension of breakpoints in the investment advisory fee rates at certain asset levels of the Funds on an aggregated basis with certain other iShares funds. The Board noted that the Advisory Contract already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the iShares funds in the group with which the Funds’ assets are aggregated for the purpose of applying breakpoints in the investment advisory fee rates, over the last few years. The Board further noted that as of July 1, 2004, Fund shareholders were no longer paying distribution fees pursuant to the Funds’ distribution plan under 12b-1 of the 1940 Act because such plan had been terminated as of that date, benefiting the Funds’ shareholders by lowering the Funds’ overall expenses. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed extension of breakpoints was appropriate and warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed extension of breakpoints for the Funds, reflects the current sharing and potential further sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed extension of breakpoints, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered

128	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts* (Unaudited) (Continued)

iSHARES®, INC.

and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract, with the proposed extension of breakpoints, are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed extension of breakpoints, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the extension of breakpoints, for the coming year.

*	Denotes the Board’s approval of Investment Advisory Contracts for all series of the Company, including the Funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	129

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Austria Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.21%
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	24	1.74
Greater than 1.0% and Less than 1.5%	64	4.63
Greater than 0.5% and Less than 1.0%	231	16.74
Between 0.5% and –0.5%	803	58.16
Less than –0.5% and Greater than –1.0%	170	12.31
Less than –1.0% and Greater than –1.5%	62	4.49
Less than –1.5% and Greater than –2.0%	11	0.80
Less than –2.0% and Greater than –2.5%	6	0.43
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5% and Greater than –4.0%	2	0.14

	1,381	100.00%

130	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Belgium Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.07%
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	11	0.80
Greater than 1.5% and Less than 2.0%	19	1.38
Greater than 1.0% and Less than 1.5%	70	5.07
Greater than 0.5% and Less than 1.0%	201	14.55
Between 0.5% and –0.5%	817	59.17
Less than –0.5% and Greater than –1.0%	188	13.61
Less than –1.0% and Greater than –1.5%	49	3.55
Less than –1.5% and Greater than –2.0%	9	0.65
Less than –2.0% and Greater than –2.5%	8	0.58
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0%	2	0.14

	1,381	100.00%

iShares MSCI EMU Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.14%
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	3	0.21
Greater than 2.0% and Less than 2.5%	8	0.58
Greater than 1.5% and Less than 2.0%	27	1.96
Greater than 1.0% and Less than 1.5%	84	6.08
Greater than 0.5% and Less than 1.0%	329	23.82
Between 0.5% and –0.5%	789	57.15
Less than –0.5% and Greater than –1.0%	100	7.24
Less than –1.0% and Greater than –1.5%	28	2.03
Less than –1.5% and Greater than –2.0%	8	0.58
Less than –2.0% and Greater than –2.5%	1	0.07

	1,381	100.00%

SUPPLEMENTAL INFORMATION	131

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI France Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.07%
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	9	0.65
Greater than 1.0% and Less than 1.5%	26	1.88
Greater than 0.5% and Less than 1.0%	125	9.05
Between 0.5% and –0.5%	1,065	77.14
Less than –0.5% and Greater than –1.0%	121	8.76
Less than –1.0% and Greater than –1.5%	24	1.74
Less than –1.5% and Greater than –2.0%	4	0.29
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0%	1	0.07

	1,381	100.00%

iShares MSCI Germany Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.07%
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	15	1.09
Greater than 1.0% and Less than 1.5%	37	2.68
Greater than 0.5% and Less than 1.0%	162	11.73
Between 0.5% and –0.5%	937	67.87
Less than –0.5% and Greater than –1.0%	155	11.22
Less than –1.0% and Greater than –1.5%	52	3.77
Less than –1.5% and Greater than –2.0%	10	0.72
Less than –2.0% and Greater than –2.5%	3	0.21
Less than –2.5% and Greater than –3.0%	3	0.21
Less than –3.0%	4	0.29

	1,381	100.00%

132	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Italy Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.07%
Greater than 2.0% and Less than 2.5%	3	0.21
Greater than 1.5% and Less than 2.0%	7	0.51
Greater than 1.0% and Less than 1.5%	21	1.52
Greater than 0.5% and Less than 1.0%	124	8.98
Between 0.5% and –0.5%	1,071	77.57
Less than –0.5% and Greater than –1.0%	124	8.98
Less than –1.0% and Greater than –1.5%	20	1.45
Less than –1.5% and Greater than –2.0%	4	0.29
Less than –2.0% and Greater than –2.5%	3	0.21
Less than –2.5% and Greater than –3.0%	1	0.07
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5%	1	0.07

	1,381	100.00%

iShares MSCI Netherlands Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.14%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	3	0.21
Greater than 2.0% and Less than 2.5%	5	0.35
Greater than 1.5% and Less than 2.0%	10	0.72
Greater than 1.0% and Less than 1.5%	41	2.97
Greater than 0.5% and Less than 1.0%	208	15.08
Between 0.5% and –0.5%	911	65.99
Less than –0.5% and Greater than –1.0%	136	9.85
Less than –1.0% and Greater than –1.5%	45	3.26
Less than –1.5% and Greater than –2.0%	12	0.87
Less than –2.0% and Greater than –2.5%	3	0.21
Less than –2.5%	3	0.21

	1,381	100.00%

SUPPLEMENTAL INFORMATION	133

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Spain Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.21%
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	8	0.58
Greater than 1.0% and Less than 1.5%	38	2.75
Greater than 0.5% and Less than 1.0%	164	11.89
Between 0.5% and –0.5%	967	70.03
Less than –0.5% and Greater than –1.0%	147	10.64
Less than –1.0% and Greater than –1.5%	35	2.53
Less than –1.5% and Greater than –2.0%	8	0.58
Less than –2.0% and Greater than –2.5%	4	0.29
Less than –2.5%	1	0.07

	1,381	100.00%

iShares MSCI Sweden Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	5	0.35%
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	20	1.45
Greater than 1.5% and Less than 2.0%	32	2.32
Greater than 1.0% and Less than 1.5%	79	5.72
Greater than 0.5% and Less than 1.0%	237	17.18
Between 0.5% and –0.5%	770	55.78
Less than –0.5% and Greater than –1.0%	138	9.99
Less than –1.0% and Greater than –1.5%	58	4.20
Less than –1.5% and Greater than –2.0%	13	0.94
Less than –2.0% and Greater than –2.5%	14	1.01
Less than –2.5% and Greater than –3.0%	5	0.35
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5%	3	0.21

	1,381	100.00%

134	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Switzerland Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.14%
Greater than 2.5% and Less than 3.0%	5	0.35
Greater than 2.0% and Less than 2.5%	7	0.51
Greater than 1.5% and Less than 2.0%	36	2.61
Greater than 1.0% and Less than 1.5%	93	6.73
Greater than 0.5% and Less than 1.0%	269	19.50
Between 0.5% and –0.5%	819	59.32
Less than –0.5% and Greater than –1.0%	101	7.31
Less than –1.0% and Greater than –1.5%	27	1.96
Less than –1.5% and Greater than –2.0%	14	1.01
Less than –2.0% and Greater than –2.5%	3	0.21
Less than –2.5% and Greater than –3.0%	1	0.07
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0%	2	0.14

	1,381	100.00%

iShares MSCI United Kingdom Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	2	0.14%
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	8	0.58
Greater than 1.5% and Less than 2.0%	45	3.26
Greater than 1.0% and Less than 1.5%	168	12.18
Greater than 0.5% and Less than 1.0%	348	25.21
Between 0.5% and –0.5%	696	50.41
Less than –0.5% and Greater than –1.0%	83	6.01
Less than –1.0% and Greater than –1.5%	14	1.01
Less than –1.5% and Greater than –2.0%	5	0.35
Less than –2.0% and Greater than –2.5%	2	0.14
Less than –2.5%	3	0.21

	1,381	100.00%

SUPPLEMENTAL INFORMATION	135

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Director, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Trustee (since 2003) of iShares Trust; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

136	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Richard K. Lyons, 1961	Director (since 2002).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Director (since 2002).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert, 1949	Director (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Trustee (since 2005) of iShares Trust; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Director (since 2005).	Partner, KPMG LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

DIRECTOR AND OFFICER INFORMATION	137

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

138	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	139

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

3467-iS-0906

140	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-005-11063

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.35%	20.56%	21.71%	21.77%	21.42%	21.32%	10.85%	10.85%	11.01%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.35%	20.56%	21.71%	167.74%	163.94%	162.87%	180.17%	180.14%	184.18%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	49.15%
Basic Materials	18.39
Consumer Non-Cyclical	10.61
Industrial	8.27
Consumer Cyclical	4.71
Energy	4.27
Communications	1.88
Utilities	1.48
Technology	0.43
Short-Term and Other Net Assets	0.81

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
BHP Billiton Ltd.	11.86%
Commonwealth Bank of Australia	7.22
National Australia Bank Ltd.	7.15
Australia & New Zealand Banking Group Ltd.	6.12
Westpac Banking Corp. Ltd.	5.25
Westfield Group	3.35
Woolworths Ltd.	2.99
Rio Tinto Ltd.	2.56
Woodside Petroleum Ltd.	2.42
QBE Insurance Group Ltd.	2.34

TOTAL	51.26%

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 22.35%, while the Index returned 21.71%.

The Australian market posted sound gains for the reporting period. Australia’s economy continued to appear strong during the reporting period: now in its 15th year of uninterrupted expansion, the longest expansion in Australia since 1945, the Australian economy grew at an annualized rate of 2.6% in the second quarter of 2006. Export trade remained healthy for most of the reporting period, due in part to demand from China for coal and iron ore.

Inflation levels rose during the reporting period, reaching 4.0% for the second quarter of 2006, compared with 2.5% for the second quarter of 2005. In response, the Reserve Bank of Australia increased short-term interest rates twice during the reporting period, bringing the rate to 6.00% in August 2006.

The Fund’s ten largest holdings accounted for approximately 51% of the Fund’s net assets as of August 31, 2006. All of the Fund’s ten largest holdings as of August 31, 2006 delivered gains for the reporting period. Metals and mining company Rio Tinto Ltd. posted the strongest gains, followed by QBE Insurance Group Ltd. BHP Billiton Ltd., a metals and mining company that represents the Fund’s largest holding at almost 12% of Fund net assets, performed well. Woodside Petroleum Ltd. and retailer Woolworths Ltd. also contributed to positive Fund performance. Real estate conglomerate Westfield Group delivered the most modest gains among the ten largest holdings.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.13%	42.51%	43.63%	30.17%	30.57%	32.64%	13.93%	14.05%	16.55%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.13%	42.51%	43.63%	273.69%	279.44%	310.62%	122.92%	124.37%	156.42%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Basic Materials	25.41%
Energy	23.83
Financial	18.35
Consumer Non-Cyclical	9.86
Utilities	7.74
Communications	6.08
Industrial	4.71
Consumer Cyclical	3.66
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	13.42%
Petroleo Brasileiro SA	10.41
Companhia Vale do Rio Doce Class A Preferred	8.62
Banco Bradesco SA Preferred	7.52
Companhia Vale do Rio Doce ADR	7.02
Banco Itau Holding Financeira SA Preferred	4.93
Companhia de Bebidas das Americas Preferred	4.79
Unibanco Uniao de Bancos Brasileiros SA	4.33
Gerdau SA Preferred	2.33
Companhia Energetica de Minas Gerais Preferred	2.11

TOTAL	65.48%

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 41.13%, while the Index returned 43.63%.

Brazil’s market delivered robust gains for the reporting period, fueled largely by escalating oil prices and a strengthening currency. Oil prices, which continued to climb during the reporting period, reached a high of $77.03 per barrel on August 7th following news of increased violence in the Middle East and the shutdown of BP’s largest oil field in the U.S. The increase in oil prices benefited the Brazilian market whose largest company, oil company Petroleo Brasileiro SA, represented more than 27% of the Index as of August 31, 2006. The Brazilian currency, the real, continued to appreciate against the U.S. dollar during the reporting period, largely because Brazil’s high interest rate levels continued to attract strong currency inflows. The real dipped in July, however, as the Brazilian central bank cut its benchmark rate to a 20-year low of 14.75%.

The Fund’s ten largest holdings accounted for approximately 65% of the Fund’s net assets as of August 31, 2006. Performance among the Fund’s ten largest holdings as of August 31, 2006 was strong for the reporting period. Gerdau SA and Unibanco Uniao de Bancos Brasilieros SA delivered the strongest gains among the ten largest holdings. Oil company Petroleo Brasileiro SA, whose preferred and common shares are the two largest Fund holdings, performed well, as did Banco Bradesco SA and Banco Itau Holding Financeira SA. Companhia Vale do Rio Doce, the world’s largest iron ore producer, also contributed positively to Fund performance for the reporting period.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI CANADA INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.46%	22.16%	22.84%	19.09%	18.97%	19.58%	13.86%	13.92%	14.46%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.46%	22.16%	22.84%	139.50%	138.31%	144.48%	266.28%	268.05%	285.82%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CANADA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	30.11%
Energy	29.74
Basic Materials	17.38
Communications	6.24
Industrial	4.79
Consumer Cyclical	3.77
Technology	2.68
Consumer Non-Cyclical	2.20
Diversified	1.99
Utilities	0.72
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Royal Bank of Canada	6.10%
Manulife Financial Corp.	5.51
EnCana Corp.	4.75
Bank of Nova Scotia	4.51
Suncor Energy Inc.	3.80
Bank of Montreal	3.25
Barrick Gold Corp.	3.08
Canadian Natural Resources Ltd.	3.01
Canadian Imperial Bank of Commerce	2.60
Sun Life Financial Inc.	2.56

TOTAL	39.17%

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 22.46%, while the Index returned 22.84%.

The Canadian market generally delivered healthy gains for the reporting period, fueled by rising oil prices and continued economic growth in the U.S. Oil companies represent a relatively large part of the Canadian economy, accounting for more than 20% of the Index. During the reporting period, oil prices continued to escalate, reaching a high of $77.03 per barrel on August 7th following news of increased violence in the Middle East and the shutdown of BP’s largest oil field in the U.S. The Canadian economy and market also benefited from the expansion of the U.S. economy during the reporting period, as the U.S. subsequently increased its demand for Canadian exports.

The Fund’s ten largest holdings accounted for approximately 39% of the Fund’s net assets as of August 31, 2006. All of the Fund’s ten largest holdings as of August 31, 2006 had positive returns for the reporting period. Royal Bank of Canada, the Fund’s largest holding, posted the strongest returns, followed by oil and gas exploration company Suncor Energy Inc., Manulife Financial Corp., and mining company Barrack Gold Corp. Bank of Montreal, Bank of Nova Scotia, and Canadian Imperial Bank of Commerce also performed well. Canadian Natural Resources Ltd. delivered a modest gain.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.44%	26.28%	30.58%	37.70%	37.76%	37.35%	197.01%	197.48%	194.17%

Total returns for the periods since inception are calculated from the inception date of the Fund (4/7/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	18.76%
Energy	18.10
Communications	13.54
Basic Materials	12.12
Industrial	10.79
Technology	10.14
Consumer Non-Cyclical	4.88
Utilities	4.70
Consumer Cyclical	3.92
Diversified	2.25
Exchange-Traded Funds	0.57
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. GDR (South Korea)	5.54%
OAO Gazprom ADR (Russia)	5.42
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3.53
Kookmin Bank ADR (South Korea)	3.15
POSCO ADR (South Korea)	2.61
LUKOIL ADR (Russia)	2.45
United Microelectronics Corp. ADR (Taiwan)	2.05
Korea Electric Power Corp. ADR (South Korea)	1.95
Petroleo Brasileiro SA Preferred ADR (Brazil)	1.70
Chunghwa Telecom Co. Ltd. ADR (Taiwan)	1.70

TOTAL	30.10%

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 26.44%, while the Index returned 30.58%.

Emerging markets, as represented by the Index, delivered strong gains for the reporting period. Constituent markets generally benefited for much of the reporting period from rising commodities prices and strong export growth. Although rising interest rates in the U.S. and higher oil prices led to a pullback in market strength toward the end of the reporting period, emerging markets as a group overcame the setbacks to deliver healthy returns for the reporting period.

The Russian market delivered exceptional returns during the reporting period, as the Russian economy surged. According to the Economy Ministry, Russia’s economy grew at a 5.5% annualized pace in the first quarter of 2006 and a 7.1% pace in the second quarter of 2006. Because oil and gas exports represent more than 60% of Russia’s export trade, the rise in oil and gas prices during the reporting period played a large role in supporting economic growth and strong market returns. Another major factor benefiting returns for Russia was the liberalization of shares of gas company OAO Gazprom, whose market capitalization grew as MSCI removed the limited investability factor from Gazprom shares. Towards the end of the reporting period, Russia catapulted into the top five emerging markets in terms of market capitalization for the first time.

The South Korean market delivered very strong gains for the reporting period. Because South Korea depends heavily on exports for its economic health, it is sensitive to the economic cycles of its export markets, particularly the U.S., China and Japan. During much of the reporting period, this relationship benefited South Korea, as export demand from each of these countries continued to be strong. In May 2006, higher global inflation and rising oil prices appeared to lead to concerns that economic growth would slow globally, dampening export demand. As a result, the South Korean market dropped 7.63% in May 2006, its largest monthly decline for the year to date. However, South Korea overcame this setback in the final months of the reporting period as its export demand increased. In August 2006, exports rose 18.7% from a year earlier, driven largely by demand for computer and electronic products in the U.S., Japan and China.

The Taiwanese market delivered modest gains for the reporting period. Because Taiwan’s exports account for almost half of its output, it is sensitive to the economic cycles of its two major export markets, China and the U.S. For much of the reporting period, ongoing economic growth in China and the U.S. translated into strong demand for exports from Taiwan. In May 2006, however, concerns surfaced that higher interest rates in the U.S. and

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

rising oil prices would slow demand for exports, which led to declines among many emerging markets that are dependent on export activity. Although Taiwan participated in the general decline, its 6.69% drop in the month of May 2006 was less than the decline of the overall emerging markets for the month of May. As the reporting period came to a close, the Taiwanese market appeared to be driven higher by one of its leading technology constituents, Hon Hai Precision Industry Co. Ltd., which makes Apple’s iPod music players. Taiwan’s broad market received a further boost when the U.S. Federal Reserve Board suggested that it would hold off further interest rate increases in the U.S., a pause that could help export growth in Taiwan.

The Fund’s ten largest holdings accounted for approximately 30% of the Fund’s net assets as of August 31, 2006. Performance was mostly positive among the Fund’s ten largest holdings as of August 31, 2006. The strongest performer was the ADR shares of integrated oil and gas company LUKOIL (Russia). Kookmin Bank ADR (South Korea) also performed well, as did Samsung Electronics Co, Ltd. GDR (South Korea), the Fund’s largest holding. The ADR shares of oil company Petroleo Brasileiro SA (Brazil) delivered strong gains. United Microelectonics Corp. ADR (Taiwan) and Chunghwa Telecom Co. Ltd. ADR (Taiwan) were the only securities among the Fund’s ten largest holdings to post losses for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.20%	11.43%	12.82%	11.73%	11.52%	12.60%	3.56%	3.63%	5.41%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.20%	11.43%	12.82%	74.11%	72.50%	80.99%	41.84%	42.80%	69.32%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	43.63%
Diversified	18.17
Utilities	13.32
Consumer Cyclical	10.22
Industrial	6.69
Communications	6.12
Basic Materials	0.91
Technology	0.69
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Hutchison Whampoa Ltd.	9.85%
Cheung Kong Holdings Ltd.	8.36
Sun Hung Kai Properties Ltd.	7.62
CLP Holdings Ltd.	5.73
Swire Pacific Ltd. Class A	5.19
Hang Seng Bank Ltd.	5.00
Hong Kong & China Gas Co. Ltd.	4.22
Esprit Holdings Ltd.	4.18
BOC Hong Kong Holdings Ltd.	4.12
Hong Kong Exchanges & Clearing Ltd.	3.83

TOTAL	58.10%

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 12.20%, while the Index returned 12.82%.

The Hong Kong market delivered positive returns for the reporting period. Hong Kong’s economy continued to expand during the reporting period, albeit at a more moderate pace than in previous years, with an annualized gross domestic product (GDP) growth of 5.2% for the second quarter of 2006. A major contributor to Hong Kong’s economic state and its market returns is mainland China, which is Hong Kong’s main trading partner and its leading source of tourists. As the Chinese economy continued to expand during the reporting period, Hong Kong’s economy benefited. A strong real estate market also contributed positively to market returns during the reporting period.

The Fund’s ten largest holdings accounted for approximately 58% of the Fund’s net assets as of August 31, 2006. Performance among the Fund’s ten largest holdings as of August 31, 2006 was mostly positive for the reporting period. Hong Kong Exchanges & Clearing Ltd. was the strongest performer among the Fund’s ten largest holdings. Real estate development company Swire Pacific Ltd. performed well, as did Hong Kong & China Gas Co. Ltd. and retail clothing company Esprit Holdings Ltd. The largest Fund holding at almost 10% of the Fund’s net assets, Hutchison Whampoa Ltd., detracted from Fund performance with a modest decline. Hang Seng Bank Ltd. also declined for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.35%	11.12%	13.07%	10.98%	11.56%	11.95%	(3.37)%	(3.64)%	(2.29)%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.35%	11.12%	13.07%	68.32%	72.82%	75.82%	(29.02)%	(30.99)%	(20.68)%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	29.53%
Consumer Non-Cyclical	14.88
Consumer Cyclical	14.34
Industrial	14.22
Communications	10.18
Utilities	9.17
Diversified	5.22
Energy	1.63
Technology	0.42
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Malayan Banking Bhd	10.81%
Bumiputra-Commerce Holdings Bhd	7.18
IOI Corp. Bhd	5.69
Malaysia International Shipping Corp. Bhd	4.82
Tenaga Nasional Bhd	4.70
Sime Darby Bhd	4.48
Genting Bhd	4.43
Telekom Malaysia Bhd	3.91
Maxis Communications Bhd	3.91
Public Bank Bhd	3.53

TOTAL	53.46%

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 12.35%, while the Index returned 13.07%.

The Malaysian market delivered positive returns for the reporting period due, in part, to the expansion of the Malaysian economy. For the second quarter of 2006, gross domestic product (GDP) growth was 5.9%, rising from 4.1% in the second quarter of 2005. Exports play an important role in Malaysia’s economy, and the country experienced rising foreign demand for some of its leading export commodities during the reporting period. In particular, demand rose for crude petroleum and natural gas as increased violence in the Middle East and the shutdown of BP’s largest oil field in the U.S. curtailed supply. Oil prices, which continued to climb during the reporting period, reached a high of $77.03 per barrel on August 7th.

The Fund’s ten largest holdings accounted for approximately 53% of the Fund’s net assets as of August 31, 2006. Among the Fund’s ten largest holdings as of August 31, 2006, performance was mostly positive for the reporting period. Agriculture company IOI Corp. Bhd was the strongest performer, followed by casino and gaming company Genting Bhd. Bumiputra-Commerce Holdings Bhd also performed well. Malayan Banking Bhd, the Fund’s largest holding at almost 11% of Fund net assets, also contributed positively to Fund performance. Telecommunications companies Telekom Malaysia Bhd and Maxis Communications Bhd both declined for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI MEXICO INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.11%	43.28%	43.06%	23.88%	23.92%	23.86%	15.92%	15.92%	17.54%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.11%	43.28%	43.06%	191.71%	192.19%	191.51%	338.04%	338.01%	403.40%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI MEXICO INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Communications	45.81%
Industrial	17.83
Consumer Cyclical	10.34
Consumer Non-Cyclical	9.66
Basic Materials	6.44
Financial	5.47
Diversified	4.40
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
America Movil SA de CV Series L	24.52%
Cemex SA de CV Series CPO	14.62
Telefonos de Mexico SA de CV Series L	9.07
Wal-Mart de Mexico SA de CV Series V	4.86
Fomento Economico Mexicano SA de CV Class UBD	4.77
Grupo Televisa SA Series CPO	4.71
America Telecom SA de CV Series A1	4.19
Grupo Financiero Banorte SA de CV Series O	4.03
Grupo Carso SA de CV Series A1	3.05
Grupo Mexico SA de CV Series B	2.98

TOTAL	76.80%

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 44.11%, while the Index returned 43.06%.

Mexico’s market posted robust gains for the reporting period, fueled by continued economic expansion in the U.S. and escalating oil prices. Mexico relies on the U.S. for approximately 80% of its exports, so its economic health is closely tied to the economic cycle of the U.S. This benefited the Mexican economy during the reporting period, as continued economic growth in the U.S. translated into ongoing demand for exports from Mexico. Rising oil prices also provided a boost to economic growth, with oil accounting for approximately 15% of Mexico’s export earnings. Oil prices continued to climb during the reporting period, reaching a high of $77.03 per barrel on August 7th following news of increased violence in the Middle East and the shutdown of BP’s largest oil field in the U.S.

The Fund’s ten largest holdings accounted for approximately 77% of the Fund’s net assets as of August 31, 2006. All of the Fund’s ten largest holdings as of August 31, 2006 posted strong gains for the reporting period. The Series A1 shares of America Telecom SA de CV and Series B shares of Grupo Mexico SA de CV delivered the strongest returns, followed by largest Fund holding America Movil SA de CV Series L, the wireless telephone carrier. The Series V shares of Wal-Mart de Mexico SA de CV and Series O shares of diversified bank Grupo Financiero Banorte SA de CV also performed well. The most modest gains, albeit double-digit gains, among the Fund’s ten largest holdings came from Grupo Televisa SA Series CPO.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.17%	17.49%	19.01%	20.90%	20.83%	20.82%	151.10%	150.43%	150.26%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	47.44%
Basic Materials	12.50
Industrial	8.39
Consumer Non-Cyclical	7.16
Consumer Cyclical	6.21
Communications	5.29
Diversified	4.56
Utilities	3.98
Energy	2.91
Technology	0.74
Short-Term and Other Net Assets	0.82

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.93%
Commonwealth Bank of Australia (Australia)	4.83
National Australia Bank Ltd. (Australia)	4.77
Australia & New Zealand Banking Group Ltd. (Australia)	4.09
Westpac Banking Corp. Ltd. (Australia)	3.52
Westfield Group (Australia)	2.22
Hutchison Whampoa Ltd. (Hong Kong)	2.11
Woolworths Ltd. (Australia)	2.00
Cheung Kong Holdings Ltd. (Hong Kong)	1.77
Rio Tinto Ltd. (Australia)	1.71

TOTAL	34.95%

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific ex-Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 19.17%, while the Index returned 19.01%.

The markets comprising the Index — Australia, Hong Kong, New Zealand and Singapore, all delivered gains for the reporting period.

Australia’s economy continued to appear strong during the reporting period: now in its 15th year of uninterrupted expansion, the longest expansion in Australia since 1945, the Australian economy grew at an annualized rate of 2.6% in the second quarter of 2006. Export trade remained healthy for most of the reporting period, due in part to demand from China for coal and iron ore. Inflation levels rose during the reporting period, reaching 4.0% for the second quarter of 2006, compared with 2.5% for the second quarter of 2005. In response, the Reserve Bank of Australia increased short-term interest rates twice during the reporting period, bringing the rate to 6.00% in August 2006.

Hong Kong’s economy continued to expand during the reporting period, albeit at a more moderate pace than in previous years, with an annualized gross domestic product (“GDP”) growth of 5.2% for the second quarter of 2006. A major contributor to Hong Kong’s economic state and its market returns is mainland China, which is Hong Kong’s main trading partner and its leading source of tourists. As the Chinese economy continued to expand during the reporting period, Hong Kong’s economy benefited. A strong real estate market also contributed positively to market returns during the reporting period.

Singapore’s market posted solid gains for the reporting period, although it gave back some of those gains in the final months of the reporting period. The Singaporean economy, which depends heavily on exports, continued to benefit from strong export trade to the U.S. and to its Asian neighbors for much of the reporting period. By May 2006, however, global inflation and interest rate concerns hampered export growth and weighed on market performance. During the month of May alone, the Singapore market suffered its largest single-month loss in more than three years. For the second quarter of 2006, annualized GDP growth was reported at 8.1%, exceeding many analysts’ expectations, but down in comparison from the heady 14% for the second quarter of 2005.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

The Fund’s ten largest holdings accounted for approximately 35% of the Fund’s net assets as of August 31, 2006. Nine of the Fund’s ten largest holdings as of August 31, 2006 posted gains for the reporting period. Metals and mining companies were some of the strongest performers, with Rio Tinto Ltd. (Australia) delivering the best return, followed by BHP Billiton Ltd. (Australia), the Fund’s largest holding. Retailer Woolworths Ltd. (Australia) also performed well. Banks as a group performed well: Australia & New Zealand Banking Group Ltd. (Australia), Commonwealth Bank of Australia (Australia), and National Australia Bank Ltd. (Australia) all contributed positively to Fund performance. Detracting from Fund performance, Hutchison Whampoa Ltd. (Hong Kong) declined for the reporting period.

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.61%	20.41%	21.55%	14.00%	14.12%	13.68%	(0.07)%	(0.11)%	0.46%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.61%	20.41%	21.55%	92.56%	93.57%	89.83%	(0.73)%	(1.11)%	4.65%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Financial	52.05%
Communications	15.90
Industrial	11.77
Diversified	5.84
Consumer Cyclical	5.54
Consumer Non-Cyclical	4.96
Technology	2.13
Energy	0.34
Short-Term and Other Net Assets	1.47

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
DBS Group Holdings Ltd.	13.36%
United Overseas Bank Ltd.	11.98
Singapore Telecommunications Ltd.	11.73
Oversea-Chinese Banking Corp.	10.36
Keppel Corp. Ltd.	4.75
Singapore Airlines Ltd.	4.68
Singapore Press Holdings Ltd.	4.17
CapitaLand Ltd.	3.85
City Developments Ltd.	3.19
Fraser and Neave Ltd.	2.78

TOTAL	70.85%

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 21.61%, while the Index returned 21.55%.

Singapore’s market posted solid gains for the reporting period, although it gave back some of those gains in the final months of the reporting period. The Singaporean economy, which depends heavily on exports, continued to benefit from strong export trade to the U.S. and to its Asian neighbors for much of the reporting period. By May 2006, however, global inflation and interest rate concerns hampered export growth and weighed on market performance. During the month of May alone, the Singapore market suffered its largest single-month loss in more than three years. For the second quarter of 2006, annualized gross domestic product (GDP) growth was reported at 8.1%, exceeding many analysts’ expectations, but down in comparison from the heady 14% for the second quarter of 2005.

The Fund’s ten largest holdings accounted for approximately 71% of the Fund’s net assets as of August 31, 2006. CapitaLand Ltd. was the strongest performer among the Fund’s ten largest holdings, followed by industrial conglomerate Keppel Corp. Ltd. and beverage producer and distributor Fraser and Neave Ltd. Banking company DBS Group Holdings Ltd., the Fund’s largest holding, also performed well, as did City Developments Ltd., which operates hotels and resorts. Singapore Press Holdings Ltd. posted a slight decline.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.06%	18.94%	21.61%	31.74%	32.11%	33.32%	167.94%	170.62%	179.96%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Basic Materials	27.55%
Financial	20.75
Communications	12.77
Energy	12.00
Consumer Cyclical	8.87
Diversified	7.82
Consumer Non-Cyclical	5.28
Industrial	4.83
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Sasol Ltd.	12.00%
Standard Bank Group Ltd.	7.86
Impala Platinum Holdings Ltd.	7.05
MTN Group Ltd.	6.32
Gold Fields Ltd.	5.73
Anglo Platinum Ltd.	4.39
FirstRand Ltd.	4.15
AngloGold Ashanti Ltd.	4.09
Telkom South Africa Ltd.	3.37
Naspers Ltd.	3.08

TOTAL	58.04%

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 20.06%, while the Index returned 21.61%.

The South African market logged robust gains through April 2006, followed by a loss of almost half of those gains in the final four months of the reporting period. For much of the reporting period, the South African market benefited from its exposure to commodities, particularly precious metals and oil, as escalating oil prices and gold prices during the reporting period boosted share prices for some of the major constituents of the Index. In the final months of the reporting period, however, the market lost ground as some international investors took profits, evidently concerned about South Africa’s ability to continue attracting the level of foreign investment needed to finance its current account deficit.

The South African currency, the rand, depreciated sharply, losing approximately 10% in the final three weeks of May 2006 alone. Concerned with the potential impact of a weaker rand and higher oil prices on inflation, the South African Reserve Bank raised short-term interest rates in both June and August 2006, bringing the rate to 8.00% by the end of the reporting period.

The Fund’s ten largest holdings accounted for approximately 58% of the Fund’s net assets as of August 31, 2006. All of the Fund’s ten largest holdings as of August 31, 2006 posted positive results for the reporting period. Metals companies Anglo Platinum Ltd. and Impala Platinum Holdings Ltd. both delivered strong gains. Gold Fields Ltd. and AngloGold Ashanti Ltd. also performed well. The most modest gains among the Fund’s ten largest holdings as of August 31, 2006 came from Telkom South Africa Ltd.

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.16%	33.95%	34.88%	28.76%	28.59%	31.08%	14.26%	14.18%	15.01%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.16%	33.95%	34.88%	253.88%	251.56%	286.90%	132.04%	131.04%	142.02%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/9/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Industrial	39.40%
Financial	20.12
Consumer Cyclical	14.38
Basic Materials	7.53
Communications	6.86
Consumer Non-Cyclical	5.23
Utilities	2.95
Energy	2.94
Technology	0.50
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	22.05%
Kookmin Bank	8.09
POSCO	5.46
Hyundai Motor Co. Ltd.	3.81
Shinhan Financial Group Ltd.	2.98
Korea Electric Power Corp.	2.95
Shinsegae Co. Ltd.	2.16
SK Corp.	2.04
LG Electronics Inc.	2.04
KT&G Corp.	1.99

TOTAL	53.57%

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 33.16%, while the Index returned 34.88%.

The South Korean market delivered very strong gains for the reporting period. Because South Korea depends heavily on exports for its economic health, it is sensitive to the economic cycles of its export markets, particularly the U.S., China and Japan. During much of the reporting period, this relationship benefited South Korea, as export demand from each of these countries continued to be strong. In May 2006, higher global inflation and rising oil prices appeared to lead to concerns that economic growth would slow globally, dampening export demand. As a result, many emerging markets that rely on exports suffered market declines and South Korea was no exception. The South Korean market dropped 7.63% in May 2006, its largest monthly decline for the year to date. However, South Korea overcame this setback in the final months of the reporting period as its export demand increased. In August 2006, exports rose 18.7% from a year earlier, driven largely by demand for computer and electronic products in the U.S., Japan and China.

The Fund’s ten largest holdings accounted for approximately 54% of the Fund’s net assets as of August 31, 2006. All of the Fund’s ten largest holdings as of August 31, 2006 posted double-digit gains for the reporting period. The strongest performer among the Fund’s ten largest holdings was Kookmin Bank, followed by Shinhan Financial Group Ltd., Shinsegae Co. Ltd. and KT&G Corp. The common shares of Samsung Electronics Co. Ltd., the largest Fund holding, also contributed positively to Fund performance. The most modest gains among the ten largest holdings came from LG Electronics Inc.

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.84%	10.14%	11.79%	7.31%	7.40%	8.50%	(5.88)%	(5.93)%	(4.87)%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.84%	10.14%	11.79%	42.30%	42.89%	50.38%	(31.33)%	(31.53)%	(26.62)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/20/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Technology	35.82%
Industrial	25.08
Financial	17.84
Basic Materials	9.90
Communications	4.02
Consumer Cyclical	3.49
Energy	1.26
Consumer Non-Cyclical	1.13
Short-Term and Other Net Assets	1.46

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.04%
Hon Hai Precision Industry Co. Ltd.	8.61
Cathay Financial Holding Co. Ltd.	3.95
United Microelectronics Corp.	3.74
AU Optronics Corp.	3.15
MediaTek Inc.	2.90
High Tech Computer Corp.	2.68
Chunghwa Telecom Co. Ltd.	2.61
Nan Ya Plastic Corp.	2.58
China Steel Corp.	2.58

TOTAL	46.84%

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 9.84%, while the Index returned 11.79%.

The Taiwanese market delivered gains for the reporting period, although its returns were generally more moderate than other Asian markets. Because Taiwan’s exports account for almost half of its output, it is sensitive to the economic cycles of its two major export markets, China and the U.S. For much of the reporting period, ongoing economic growth in China and the U.S. translated into strong demand for exports from Taiwan. In May 2006, however, concerns surfaced that higher interest rates in the U.S. and rising oil prices would slow demand for exports, which led to declines among many emerging markets that are dependent on export activity. Although Taiwan participated in the general decline, its 6.69% drop in the month of May 2006 was less than the decline of the overall emerging markets. As the reporting period came to a close, the Taiwanese market appeared to be driven higher by one of its leading technology constituents, Hon Hai Precision Industry Co. Ltd., which makes Apple’s iPod music players. Taiwan’s broad market received a further boost when the U.S. Federal Reserve Board suggested that it would hold off further interest rate increases in the U.S., a pause that could help export growth in Taiwan.

The Fund’s ten largest holdings accounted for approximately 47% of the Fund’s net assets as of August 31, 2006. Eight of the Fund’s ten largest holdings as of August 31, 2006 delivered gains for the reporting period. High Tech Computer Corp. was the strongest performer, followed by electronics manufacturer Hon Hai Precision Industry Co. Ltd. Semiconductor company MediaTek Inc. performed well, as did Nan Ya Plastic Corp. The Fund’s largest holding, Taiwan Semiconductor Manufacturing Co Ltd., also contributed positively to Fund performance. On the negative side, United Microelectronics Corp. and Chunghwa Telecom Co. Ltd. both declined for the reporting period.

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (3/1/06 to 8/31/06)
Australia
Actual	$1,000.00	$1,086.60	0.52%	$2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Brazil
Actual	1,000.00	928.30	0.68	3.31
Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.68	3.47
Canada
Actual	1,000.00	1,061.50	0.52	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Emerging Markets
Actual	1,000.00	998.20	0.75	3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82

SHAREHOLDER EXPENSES	27

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (3/1/06 to 8/31/06)
Hong Kong
Actual	$1,000.00	$1,065.30	0.52%	$2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Malaysia
Actual	1,000.00	1,057.30	0.52	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Mexico
Actual	1,000.00	1,077.50	0.52	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
Pacific ex-Japan
Actual	1,000.00	1,076.70	0.50	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Singapore
Actual	1,000.00	1,063.00	0.52	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65
South Africa
Actual	1,000.00	911.50	0.68	3.28
Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.68	3.47
South Korea
Actual	1,000.00	983.80	0.68	3.40
Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.68	3.47
Taiwan
Actual	1,000.00	987.40	0.91	4.56
Hypothetical (5% return before expenses)	1,000.00	1,020.62	0.91	4.63

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.19%

AIRLINES – 0.40%
Qantas Airways Ltd.	1,039,065	$2,729,578

		2,729,578

APPAREL – 0.30%
Billabong International Ltd.	183,804	2,077,356

		2,077,356

BANKS – 27.46%
Australia & New Zealand Banking Group Ltd.	2,017,074	41,974,226
Commonwealth Bank of Australia	1,419,075	49,545,695
Macquarie Office Trust	2,117,244	2,312,072
National Australia Bank Ltd.	1,768,557	49,052,287
Suncorp-Metway Ltd.	612,786	9,593,058
Westpac Banking Corp. Ltd.	2,018,982	36,031,763

		188,509,101

BEVERAGES – 2.18%
Coca-Cola Amatil Ltd.	574,149	2,871,840
Foster’s Group Ltd.	2,225,841	10,113,593
Lion Nathan Ltd.	325,950	1,986,316

		14,971,749

BIOTECHNOLOGY – 0.39%
Sonic Healthcare Ltd.	292,401	2,699,601

		2,699,601

BUILDING MATERIALS – 2.73%
Boral Ltd.	646,971	3,359,604
CSR Ltd.	1,017,759	2,448,217
James Hardie Industries NV	511,662	2,617,896
Rinker Group Ltd.	981,507	10,343,484

		18,769,201

COMMERCIAL SERVICES – 2.52%
ABC Learning Centres Ltd.	392,730	1,946,405
Brambles Industries Ltd.[1]	1,074,840	9,808,579
Sydney Roads Group[2]	1,028,094	812,583
Transurban Group	882,609	4,711,290

		17,278,857

COMPUTERS – 0.43%
Computershare Ltd.	494,490	2,945,415

		2,945,415

DIVERSIFIED FINANCIAL SERVICES – 3.67%
Australian Stock Exchange Ltd.	190,164	4,792,218
Babcock & Brown Ltd.	224,826	3,450,936
Challenger Financial Services Group Ltd.	441,702	1,183,943
Macquarie Bank Ltd.	268,233	13,273,381
Perpetual Ltd.	44,679	2,484,554

		25,185,032

ENGINEERING & CONSTRUCTION – 1.13%
Downer EDI Ltd.	330,134	1,419,361
Leighton Holdings Ltd.	155,979	2,359,636
Multiplex Group	694,512	1,792,631
WorleyParsons Ltd.	156,615	2,162,351

		7,733,979

ENTERTAINMENT – 1.75%
Aristocrat Leisure Ltd.	388,278	3,884,261
TABCORP Holdings Ltd.	577,965	6,682,235
UNiTAB Ltd.	137,217	1,472,240

		12,038,736

FOOD – 3.26%
Goodman Fielder Ltd.[2]	1,161,336	1,880,131
Woolworths Ltd.	1,298,076	20,519,408

		22,399,539

FOREST PRODUCTS & PAPER – 0.19%
PaperlinX Ltd.	490,515	1,288,561

		1,288,561

GAS – 1.48%
Alinta Ltd.	288,744	2,429,903
Australian Gas Light Co. Ltd.	502,758	7,743,891

		10,173,794

HEALTH CARE – PRODUCTS – 0.34%
Cochlear Ltd.	60,579	2,326,936

		2,326,936

HEALTH CARE – SERVICES – 0.14%
DCA Group Ltd.	480,975	929,260

		929,260

HOUSEHOLD PRODUCTS & WARES – 0.15%
Pacific Brands Ltd.	553,797	1,023,435

		1,023,435

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Shares	Value
INSURANCE – 6.17%
AMP Ltd.	2,060,799	$14,242,249
AXA Asia Pacific Holdings Ltd.	957,021	4,786,931
Insurance Australia Group Ltd.	1,757,586	7,207,509
QBE Insurance Group Ltd.	883,404	16,096,230

		42,332,919

INVESTMENT COMPANIES – 1.44%
Macquarie Airports	737,919	1,679,265
Macquarie Communications Infrastructure Group	352,821	1,624,673
Macquarie Infrastructure Group	2,725,419	6,555,989

		9,859,927

IRON & STEEL – 0.88%
BlueScope Steel Ltd.	765,744	3,970,523
OneSteel Ltd.	635,523	2,067,451

		6,037,974

MANUFACTURING – 2.76%
Ansell Ltd.	177,126	1,274,171
Futuris Corp. Ltd.	673,842	1,101,200
Orica Ltd.	343,917	5,901,346
Wesfarmers Ltd.	416,898	10,693,852

		18,970,569

MEDIA – 0.95%
APN News & Media Ltd.	319,749	1,218,440
John Fairfax Holdings Ltd.	1,033,659	3,188,989
Publishing & Broadcasting Ltd.	149,301	2,093,292

		6,500,721

MINING – 17.32%
Alumina Ltd.	1,285,992	6,236,003
BHP Billiton Ltd.	3,847,323	81,382,827
Iluka Resources Ltd.	255,036	1,423,683
Newcrest Mining Ltd.	365,223	5,438,599
Paladin Resources Ltd.[2]	472,548	1,912,565
Rio Tinto Ltd.	315,615	17,582,365
Zinifex Ltd.	543,462	4,938,676

		118,914,718

OIL & GAS – 4.27%
Caltex Australia Ltd.	150,573	2,632,008
Origin Energy Ltd.	870,684	4,434,869
Santos Ltd.	654,126	5,589,666
Woodside Petroleum Ltd.	515,001	16,620,034

		29,276,577

PACKAGING & CONTAINERS – 0.73%
Amcor Ltd.	972,285	4,982,077

		4,982,077

PHARMACEUTICALS – 1.63%
CSL Ltd.	199,863	7,761,001
Mayne Pharma Ltd.[2]	702,144	1,646,110
Symbion Health Ltd.	721,860	1,791,557

		11,198,668

REAL ESTATE – 10.41%
Centro Properties Group	907,254	5,307,036
CFS Retail Property Trust	1,489,035	2,160,493
Commonwealth Property Office Fund	1,585,230	1,718,996
DB RREEF Trust	2,908,905	3,476,468
GPT Group	2,142,843	7,478,266
ING Industrial Fund[3]	911,388	1,579,878
Investa Property Group	1,673,316	3,028,452
Lend Lease Corp. Ltd.	396,705	4,759,247
Macquarie Goodman Group	1,520,040	7,359,336
Mirvac Group	980,394	3,421,458
Stockland Trust Group	1,483,311	8,200,968
Westfield Group	1,646,922	22,977,667

		71,468,265

RETAIL – 2.26%
Coles Myer Ltd.	1,309,524	13,990,252
Harvey Norman Holdings Ltd.	587,664	1,543,767

		15,534,019

TELECOMMUNICATIONS – 0.93%
Telstra Corp. Ltd.[1]	2,334,120	6,416,823

		6,416,823

TRANSPORTATION – 0.92%
Toll Holdings Ltd.	576,375	6,289,726

		6,289,726

TOTAL COMMON STOCKS (Cost: $595,945,854)		680,863,113

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 1.78%

CERTIFICATES OF DEPOSIT[4] – 0.08%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$71,279	$71,279
Societe Generale
5.33%, 12/08/06	101,827	101,827
Washington Mutual Bank
5.36%, 11/13/06	254,569	254,569
Wells Fargo Bank N.A.
4.78%, 12/05/06	81,462	81,462

		509,137

COMMERCIAL PAPER[4] – 0.29%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[5]	29,711	29,362
Amsterdam Funding Corp.
5.27%, 09/15/06[5]	101,827	101,619
Atlantis One Funding
5.30%, 11/14/06[5]	139,715	138,193
Barton Capital Corp.
5.27%, 09/06/06[5]	51,321	51,282
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[5]	51,618	51,056
CC USA Inc.
5.03%, 10/24/06[5]	20,365	20,215
Charta LLC
5.30%, 11/06/06[5]	101,827	100,838
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[5]	178,841	178,047
Curzon Funding LLC
5.29%, 11/17/06[5]	101,827	100,675
Edison Asset Securitization LLC
5.22%, 12/11/06[5]	75,120	74,020
Falcon Asset Securitization Corp.
5.30%, 11/06/06[5]	101,827	100,838
Five Finance Inc.
5.19%, 12/01/06[5]	45,822	45,221
General Electric Capital Services Inc.
5.22%, 12/11/06	10,183	10,034
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[5]	101,827	101,458
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[5]	48,877	48,474
KKR Pacific Funding Trust
5.29%, 09/14/06[5]	101,827	101,633
Landale Funding LLC
5.31%, 11/15/06[5]	79,425	78,548
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[5]	131,991	131,233
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[5]	90,626	90,517
Mont Blanc Capital Corp.
5.29%, 11/15/06[5]	65,679	64,955
Monument Gardens Funding LLC
5.28%, 09/21/06[5]	51,171	51,021
Nestle Capital Corp.
5.19%, 08/09/07	61,096	58,084
Park Granada LLC
5.30%, 09/01/06[5]	23,270	23,270
Regency Markets LLC
5.28%, 09/15/06	50,914	50,809
Solitaire Funding Ltd.
5.27%, 09/05/06[5]	76,371	76,326
Sydney Capital Corp.
5.27%, 09/12/06[5]	23,298	23,261
Tulip Funding Corp.
5.29%, 11/15/06[5]	53,706	53,114
White Pine Finance LLC
5.12%, 10/27/06[5]	19,245	19,092

		1,973,195

MEDIUM-TERM NOTES[4] – 0.06%
Bank of America N.A.
5.28%, 04/20/07	25,457	25,457
Cullinan Finance Corp.
5.71%, 06/28/07[5]	76,371	76,371
K2 USA LLC
5.39%, 06/04/07[5]	76,371	76,371

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$101,827	$101,928
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[5]	119,138	119,139
US Bank N.A.
2.85%, 11/15/06	20,365	20,288

		419,554

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[6,7]	31,715	31,715

		31,715

REPURCHASE AGREEMENTS[4] – 0.36%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $127,303 (collateralized by U.S. Government obligations, value $129,953, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$127,284	127,284
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $203,685 (collateralized by non-U.S. Government debt securities, value $209,964, 3.80% to 9.13%, 11/1/06 to 6/15/26).	203,655	203,655
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $152,764 (collateralized by non-U.S. Government debt securities, value $168,178, 0.08% to 6.43%, 9/25/20 to 7/25/36).	152,741	152,741

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $305,527 (collateralized by non-U.S. Government debt securities, value $319,208, 4.35% to 7.50%, 9/15/08 to 8/25/35).	$305,482	$305,482
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $61,105 (collateralized by non-U.S. Government debt securities, value $74,582, 0.00% to 10.00%, 6/1/28 to 8/24/36).	61,096	61,096
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $ 203,685 (collateralized by non-U.S. Government debt securities, value $207,925, 0.00% to 8.57%, 11/15/06 to 2/15/38).	203,655	203,655
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $101,842 (collateralized by non-U.S. Government debt securities, value $107,020, 5.36% to 9.01%, 10/27/10 to 2/18/20).	101,827	101,827
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $25,461 (collateralized by non-U.S. Government debt securities, value $26,756, 6.63% to 10.50%, 1/15/07 to 4/15/16).	25,457	25,457

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $203,685 (collateralized by non-U.S. Government debt securities, value $214,042, 0.51% to 8.89%, 8/5/18 to 9/25/46).	$203,655	$203,655
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $101,842 (collateralized by non-U.S. Government debt securities, value $107,023, 4.11% to 9.79%, 4/28/31 to 9/25/46).	101,827	101,827
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $112,027 (collateralized by non-U.S. Government debt securities, value $117,722, 3.44% to 15.15%, 12/1/08 to 3/1/36).	112,010	112,010
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $ 203,685 (collateralized by non-U.S. Government debt securities, value $214,045, 6.38% to 10.25%, 5/1/07 to 10/15/16).	203,655	203,655
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 203,685 (collateralized by non-U.S. Government debt securities, value $210,002, 0.00% to 10.13%, 10/15/06 to 7/1/26).	203,655	203,655
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 101,842 (collateralized by non-U.S. Government debt securities, value $107,070, 4.05% to 7.24%, 6/20/29 to 1/14/41).	101,827	101,827
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $ 35,645 (collateralized by non-U.S. Government debt securities, value $54,657, 0.00% to 10.00%, 9/1/06 to 8/31/36).	35,640	35,640
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $ 74,301 (collateralized by non-U.S. Government debt securities, value $110,970, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	71,279	71,279
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $ 264,791 (collateralized by non-U.S. Government debt securities, value $278,253, 0.06% to 7.68%, 10/15/11 to 3/15/45).	264,751	264,751

		2,479,496

TIME DEPOSITS[4] – 0.00%
KBC Bank
5.31%, 09/01/06	21,487	21,487

		21,487

VARIABLE & FLOATING RATE NOTES [4] – 0.98%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[5]	260,678	260,712
American Express Bank
5.30%, 02/28/07	101,827	101,827
American Express Centurion Bank
5.42%, 07/19/07	112,010	112,124

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Principal	Value
American Express Credit Corp.
5.51%, 07/05/07	$30,548	$30,565
ASIF Global Financing
5.51%, 05/03/07[5]	10,183	10,187
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[5]	66,188	66,188
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[5]	147,650	147,656
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[5]	259,660	259,674
BMW US Capital LLC
5.33%, 09/14/07[5]	101,827	101,827
BNP Paribas
5.36%, 05/18/07[5]	188,381	188,381
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[5]	74,334	74,334
CC USA Inc.
5.48%, 07/30/07[5]	50,914	50,920
Commodore CDO Ltd.
5.38%, 06/12/07[5]	25,457	25,457
Credit Agricole SA
5.48%, 07/23/07	101,827	101,827
Credit Suisse First Boston NY
5.51%, 04/24/07	50,914	50,916
Cullinan Finance Corp.
5.36%, 04/25/07[5]	25,457	25,457
DEPFA Bank PLC
5.37%, 06/15/07	101,827	101,827
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[5]	117,102	117,109
Eli Lilly Services Inc.
5.37%, 08/31/07[5]	101,827	101,827
Fifth Third Bancorp
5.30%, 09/21/07[5]	203,655	203,655
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[5]	101,827	101,819
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	106,919	106,943
Granite Master Issuer PLC
5.30%, 09/20/06	356,396	356,396
Harrier Finance Funding LLC
5.33%, 07/25/07[5]	30,548	30,554
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	152,741	152,765
HBOS Treasury Services PLC
5.53%, 07/24/07[5]	101,827	101,827
Holmes Financing PLC
5.40%, 07/16/07[5]	178,198	178,198
JP Morgan Chase & Co.
5.36%, 08/02/07	76,371	76,371
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[5]	76,371	76,368
Kestrel Funding LLC
5.31%, 07/11/07[5]	40,731	40,727
Kommunalkredit Austria AG
5.33%, 09/09/07[5]	61,096	61,096
Leafs LLC
5.33%, 01/22/07 - 02/20/07[5]	106,244	106,244
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[5]	127,284	127,256
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[5]	112,010	112,002
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[5]	44,868	44,868
Marshall & Ilsley Bank
5.31%, 09/14/07	56,005	56,005
Metropolitan Life Global Funding I
5.42%, 08/06/07[5]	152,741	152,741
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[5,8]	10,183	10,183
Monumental Global Funding II
5.49%, 12/27/06[5]	20,365	20,368

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2006

Security	Principal	Value
Mound Financing PLC
5.39%, 05/08/07[5]	$95,718	$95,718
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[5]	305,482	305,478
National City Bank of Indiana
5.37%, 05/21/07	50,914	50,917
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[5]	336,031	336,108
Newcastle Ltd.
5.35%, 04/24/07[5]	35,894	35,887
Northern Rock PLC
5.43%, 08/03/07[5]	122,193	122,196
Principal Life Global Funding I
5.80%, 02/08/07	45,822	45,916
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[5]	178,198	178,194
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[5]	101,827	101,827
Strips III LLC
5.38%, 07/24/07[5]	24,760	24,760
SunTrust Bank
5.37%, 05/01/07	101,827	101,832
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[5]	248,459	248,438
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[5]	142,558	142,558
US Bank N.A.
5.26%, 09/29/06	45,822	45,821
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[5]	151,948	151,948
Wachovia Bank N.A.
5.36%, 05/22/07	203,655	203,655
Wells Fargo & Co.
5.34%, 09/14/07[5]	50,914	50,917
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[5]	76,371	76,370
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[5]	305,482	305,427
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[5]	64,580	64,580

		6,733,748

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,168,332)		12,168,332

TOTAL INVESTMENTS IN SECURITIES – 100.97% (Cost: $608,114,186)		693,031,445
Other Assets, Less Liabilities – (0.97)%		(6,624,439)

NET ASSETS – 100.00%		$686,407,006

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[6]	Affiliated issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 38.85%

AEROSPACE & DEFENSE – 1.87%
Empresa Brasileira de Aeronautica SA	4,702,149	$46,056,046

		46,056,046

AGRICULTURE – 0.84%
Souza Cruz SA	1,263,000	20,657,093

		20,657,093

BANKS – 4.84%
Banco Nossa Caixa SA	631,500	12,677,149
Unibanco Uniao de Bancos Brasileiros SA	14,903,420	106,820,593

		119,497,742

CHEMICALS – 0.47%
Braskem SA Class A	1,768,236	11,510,449

		11,510,449

COMMERCIAL SERVICES – 0.77%
Cia de Concessoes Rodoviarias	1,955,700	19,064,196

		19,064,196

COSMETICS & PERSONAL CARE – 0.89%
Natura Cosmeticos SA	1,768,200	22,030,303

		22,030,303

ELECTRIC – 2.26%
Centrais Eletricas Brasileiras SA	1,515,600,000	33,098,491
EDP - Energias do Brasil SA	802,600	10,149,538
Tractebel Energia SA	1,389,300	12,512,128

		55,760,157

FOOD – 0.89%
Cosan SA Industria e Comercio[1]	270,230	14,249,179
Perdigao SA	740,200	7,771,582

		22,020,761

HEALTH CARE – SERVICES – 0.44%
Diagnosticos da America SA1	562,200	10,782,277

		10,782,277

INTERNET – 0.35%
Submarino SA	428,130	8,750,394

		8,750,394

IRON & STEEL – 2.41%
Companhia Siderurgica Nacional SA	1,784,584	52,130,172
Gerdau SA	623,800	7,396,527

		59,526,699

MINING – 7.02%
Companhia Vale do Rio Doce ADR	8,085,726	173,357,965

		173,357,965

OIL & GAS – 10.41%
Petroleo Brasileiro SA	11,591,200	257,029,316

		257,029,316

REAL ESTATE – 1.06%
Cyrela Brazil Realty SA	1,010,400	17,822,268
Gafisa SA1	631,500	8,251,050

		26,073,318

RETAIL – 0.64%
Lojas Renner SA	263,620	15,695,416

		15,695,416

TELECOMMUNICATIONS – 1.16%
Brasil Telecom Participacoes SA	884,100,000	8,638,851
Tele Norte Leste Participacoes SA	794,138	19,973,886

		28,612,737

TRANSPORTATION – 1.63%
All America Latina Logistica SA	480,080	40,321,792

		40,321,792

WATER – 0.90%
Companhia de Saneamento Basico do Estado de Sao Paulo	202,080,000	22,161,849

		22,161,849

TOTAL COMMON STOCKS (Cost: $762,296,817)		958,908,510

PREFERRED STOCKS – 60.79%

AIRLINES – 1.70%
Gol Linhas Aereas Inteligentes SA	594,500	20,531,472
Tam SA	687,900	21,343,197

		41,874,669

BANKS – 12.45%
Banco Bradesco SA	5,719,500	185,516,773
Banco Itau Holding Financeira SA	4,041,570	121,662,007

		307,178,780

BEVERAGES – 4.79%
Companhia de Bebidas das Americas	263,250,000	118,296,663

		118,296,663

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2006

Security	Shares	Value
BUILDING MATERIALS – 0.65%
Duratex SA	1,596,920	$16,021,363

		16,021,363

ELECTRIC – 4.29%
Centrais Eletricas Brasileiras SA Class B	1,263,000,000	25,224,636
Companhia Energetica de Minas Gerais	1,263,000,000	52,158,427
Companhia Paranaense de Energia Class B	2,020,800,000	21,735,624
Eletropaulo Metropolitana de Sao Paulo SA1	151,560,000	6,717,298

		105,835,985

FOOD – 1.24%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	454,680,000	12,305,851
Sadia SA	6,791,000	18,221,302

		30,527,153

FOREST PRODUCTS & PAPER – 2.75%
Aracruz Celulose SA Class B	6,315,000	32,562,179
Klabin SA	7,754,000	15,413,924
Votorantim Celulose e Papel SA	1,227,800	19,966,790

		67,942,893

GAS – 0.29%
Cia de Gas de Sao Paulo Class A	50,520,000	7,237,350

		7,237,350

IRON & STEEL – 4.14%
Gerdau SA	3,983,273	57,527,904
Usinas Siderurgicas de Minas Gerais SA Class A	1,425,400	44,710,867

		102,238,771

MACHINERY – 0.56%
Weg SA	3,283,800	13,944,274

		13,944,274

MINING – 8.62%
Companhia Vale do Rio Doce Class A	11,448,400	212,727,619

		212,727,619

OIL & GAS – 13.42%
Petroleo Brasileiro SA	16,506,700	331,212,366

		331,212,366

RETAIL – 1.13%
Lojas Americanas SA	631,500,000	27,994,635

		27,994,635

TELECOMMUNICATIONS – 4.57%
Brasil Telecom Participacoes SA	2,904,900,000	17,377,896
Embratel Participacoes SA	4,546,800,000	14,300,232
Tele Norte Leste Participacoes SA	3,099,939	40,213,861
Telemig Celular Participacoes SA	2,652,300,000	4,418,440
Telesp Celular Participacoes SA1	5,052,083	15,842,276
TIM Participacoes SA	7,199,100,000	20,693,669

		112,846,374

TEXTILES – 0.19%
Companhia de Tecidos Norte de Minas	50,520,400	4,573,004

		4,573,004

TOTAL PREFERRED STOCKS (Cost: $1,203,861,689)		1,500,451,899

SHORT-TERM INVESTMENTS – 0.20%

MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	4,889,243	4,889,243

		4,889,243

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,889,243)		4,889,243

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $1,971,047,749)		2,464,249,652
Other Assets, Less Liabilities – 0.16%		4,045,272

NET ASSETS – 100.00%		$2,468,294,924

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® MSCI CANADA INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.62%

AEROSPACE & DEFENSE – 0.23%
CAE Inc.	294,806	$2,515,713

		2,515,713

AIRLINES – 0.23%
ACE Aviation Holdings Inc. Class A1	96,782	2,590,156

		2,590,156

APPAREL – 0.32%
Gildan Activewear Inc.[1]	70,468	3,526,099

		3,526,099

AUTO PARTS & EQUIPMENT – 0.86%
Magna International Inc. Class A	132,016	9,435,917

		9,435,917

BANKS – 17.43%
Bank of Montreal	592,734	35,742,969
Bank of Nova Scotia	1,166,736	49,697,329
Canadian Imperial Bank of Commerce	396,048	28,668,201
National Bank of Canada	196,240	10,604,652
Royal Bank of Canada	1,522,198	67,183,832

		191,896,983

BEVERAGES – 0.15%
Cott Corp.[1]	96,336	1,625,060

		1,625,060

CHEMICALS – 2.03%
Agrium Inc.	160,560	3,713,967
Methanex Corp.	137,814	3,273,509
NOVA Chemicals Corp.	102,580	3,258,342
Potash Corp. of Saskatchewan Inc.	123,988	12,143,506

		22,389,324

COMMERCIAL SERVICES – 0.27%
Quebecor World Inc.	115,960	1,287,342
Ritchie Bros. Auctioneers Inc.	34,788	1,699,040

		2,986,382

COMPUTERS – 1.67%
CGI Group Inc.[1]	351,894	2,219,651
Research In Motion Ltd.[1]	197,132	16,212,875

		18,432,526

DIVERSIFIED FINANCIAL SERVICES – 1.09%
CI Financial Income Fund	76,180	2,069,680
IGM Financial Inc.	140,490	6,291,825
TSX Group Inc.	81,618	3,647,896

		12,009,401

ELECTRIC – 0.72%
Fortis Inc.	120,866	2,735,890
TransAlta Corp.	235,488	5,152,195

		7,888,085

ENGINEERING & CONSTRUCTION – 0.44%
SNC-Lavalin Group Inc.	177,954	4,889,225

		4,889,225

ENTERTAINMENT – 0.19%
Intrawest Corp.	59,584	2,055,843

		2,055,843

FOOD – 1.12%
George Weston Ltd.	61,102	4,316,645
Loblaw Companies Ltd.	129,340	5,984,779
Saputo Inc.	58,872	2,002,629

		12,304,053

FOREST PRODUCTS & PAPER – 0.27%
Canfor Corp.[1]	120,420	1,233,769
Domtar Inc.[1]	276,966	1,759,505

		2,993,274

HAND & MACHINE TOOLS – 0.35%
Finning International Inc.	106,594	3,816,156

		3,816,156

HEALTH CARE – SERVICES – 0.32%
MDS Inc.	173,940	3,493,690

		3,493,690

HOLDING COMPANIES – DIVERSIFIED – 1.99%
Brookfield Asset Management Inc. Class A	415,672	18,503,444
Onex Corp.	152,532	3,386,698

		21,890,142

INSURANCE – 10.96%
Fairfax Financial Holdings Ltd.	21,408	2,568,574
Great-West Lifeco Inc.	317,998	8,387,296
Manulife Financial Corp.	1,869,632	60,684,068
Power Corp. of Canada	403,184	11,800,330
Power Financial Corp.	294,360	9,169,656

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2006

Security	Shares	Value
Sun Life Financial Inc.	685,948	$28,136,385

		120,746,309

IRON & STEEL – 0.61%
Algoma Steel Inc.[1]	45,046	1,495,783
IPSCO Inc.	57,088	5,238,875

		6,734,658

LODGING – 0.19%
Four Seasons Hotels Inc.	33,450	2,104,208

		2,104,208

MANUFACTURING – 0.47%
Bombardier Inc. Class B1	1,705,950	5,165,120

		5,165,120

MEDIA – 3.33%
Astral Media Inc. Class A	58,872	2,019,605
Rogers Communications Inc. Class B	258,680	13,286,560
Shaw Communications Inc. Class B	206,498	6,177,728
Thomson Corp.	281,426	11,284,935
Yellow Pages Income Fund	296,590	3,909,990

		36,678,818

MINING – 14.47%
Aber Diamond Corp.	72,252	2,595,147
Agnico-Eagle Mines Ltd.	137,368	5,196,403
Alcan Inc.	442,432	19,818,243
Barrick Gold Corp.	1,017,772	33,933,376
Bema Gold Corp.[1]	539,660	2,912,875
Cameco Corp.	414,334	16,890,714
Eldorado Gold Corp.[1]	403,184	1,987,309
First Quantum Minerals Ltd.	76,747	4,156,337
Glamis Gold Ltd.[1]	194,456	8,883,910
Goldcorp Inc.	429,944	11,835,809
Inco Ltd.	225,676	17,527,384
Ivanhoe Mines Ltd.[1]	290,346	1,813,109
Kinross Gold Corp.[1]	409,428	5,718,526
Meridian Gold Inc.[1]	117,298	3,455,257
Novelis Inc.	94,998	1,975,719
Pan American Silver Corp.[1]	87,416	2,000,781
Teck Cominco Ltd. Class B	235,488	15,617,857
Yamana Gold Inc.[1]	299,712	3,057,211

		159,375,967

OIL & GAS – 26.63%
ARC Energy Trust	113,104	2,966,846
Canadian Natural Resources Ltd.	632,874	33,093,650
Canadian Oil Sands Trust	267,154	8,136,792
Canetic Resources Trust	237,718	4,868,962
Duvernay Oil Corp.[1]	49,506	1,838,826
EnCana Corp.	1,000,378	52,283,779
Enerplus Resources Fund	143,612	8,314,549
Ensign Resource Service Group	149,856	3,085,569
First Calgary Petroleums Ltd.[1]	264,032	2,374,444
Harvest Energy Trust	122,204	3,771,558
Husky Energy Inc.	149,856	10,327,539
Imperial Oil Ltd.	411,658	15,427,670
Nexen Inc.	307,740	17,855,714
Niko Resources Ltd.	41,924	2,389,073
OPTI Canada Inc.[1]	186,874	3,423,427
Penn West Energy Trust	276,520	11,449,510
Petro-Canada	608,790	25,893,118
Precision Drilling Trust	71,360	2,587,544
PrimeWest Energy Trust	97,228	2,953,418
Provident Energy Trust	232,366	3,036,096
Shell Canada Ltd.	247,084	7,993,076
Suncor Energy Inc.	541,890	41,822,824
Talisman Energy Inc.	1,300,536	22,735,209
Western Oil Sands Inc. Class A1	175,278	4,659,339

		293,288,532

OIL & GAS SERVICES – 0.25%
Trican Well Service Ltd.	136,030	2,761,663

		2,761,663

PHARMACEUTICALS – 0.34%
Biovail Corp.	173,494	2,817,177
QLT Inc.[1]	119,974	914,602

		3,731,779

PIPELINES – 2.86%
Enbridge Inc.	392,926	12,884,503
TransCanada Corp.	574,002	18,589,441

		31,473,944

REAL ESTATE – 0.63%
Brookfield Properties Corp.	138,260	4,835,207
MI Developments Inc. Class A	62,440	2,134,691

		6,969,898

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2006

Security	Shares	Value
RETAIL – 1.98%
Alimentation Couche Tard Inc. Class B	166,358	$3,500,301
Canadian Tire Corp. Class A	93,660	5,848,739
RONA Inc.[1]	145,842	2,858,359
Shoppers Drug Mart Corp.	227,906	9,576,262

		21,783,661

SEMICONDUCTORS – 0.59%
ATI Technologies Inc.[1]	302,834	6,464,643

		6,464,643

SOFTWARE – 0.42%
Cognos Inc. [1]	113,284	3,623,863
Open Text Corp.[1]	61,994	1,006,652

		4,630,515

TELECOMMUNICATIONS – 2.91%
BCE Inc.	342,087	8,498,616
Nortel Networks Corp.[1]	5,134,352	10,687,410
TELUS Corp.	71,806	3,510,228
TELUS Corp. NVS	197,132	9,357,886

		32,054,140

TRANSPORTATION – 3.30%
Canadian National Railway Co.	639,118	27,154,236
Canadian Pacific Railway Ltd.	186,874	9,143,734

		36,297,970

TOTAL COMMON STOCKS (Cost: $934,915,744)		1,096,999,854

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	400,763	400,763

		400,763

TOTAL SHORT-TERM INVESTMENTS (Cost: $400,763)		400,763

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $935,316,507)		1,097,400,617
Other Assets, Less Liabilities – 0.34%		3,760,118

NET ASSETS – 100.00%		$1,101,160,735

NVS  – Non-Voting Shares

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 97.50%

ARGENTINA – 1.05%
BBVA Banco Frances SA ADR	887,223	$6,529,958
Petrobras Energia Participaciones SA ADR[1]	1,669,311	17,477,686
Tenaris SA ADR	2,778,867	102,012,208

		126,019,852

BRAZIL – 8.56%
Aracruz Celulose SA ADR	543,844	28,241,819
Banco Bradesco SA ADR	5,014,737	164,082,195
Banco Itau Holding Financiera SA ADR	5,584,761	170,000,125
Brasil Telecom Participacoes SA ADR	654,544	19,767,229
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	797,012	21,965,651
Companhia de Bebidas das Americas ADR	858,312	38,503,876
Companhia Vale do Rio Doce ADR	5,472,558	117,331,644
Companhia Vale do Rio Doce Sponsored ADR	7,502,859	135,051,462
Empresa Brasileira de Aeronautica SA ADR	1,118,754	43,183,904
Gerdau SA Sponsored ADR	1,599,591	23,226,061
Petroleo Brasileiro SA ADR	2,119,572	190,040,826
Tele Norte Leste Participacoes SA ADR	1,726,452	22,253,966
Uniao de Bancos Brasileiros SA ADR	535,626	38,752,541
Votorantim Celulose e Papel ADR[2]	755,118	12,180,053

		1,024,581,352

CHILE – 1.88%
Banco Santander Chile SA ADR	1,622,512	70,676,623
Compania de Telecomunicaciones de Chile SA ADR	1,959,516	14,382,847
Enersis SA Chile ADR	4,772,130	58,983,527
LAN Airlines SA Sponsored ADR	439,914	15,335,402
Sociedad Quimica y Minera de Chile SA ADR	594,894	65,438,340

		224,816,739

CHINA – 5.91%
Aluminum Corp. of China Ltd. Class H2	16,380,000	11,689,845
Angang New Steel Co. Ltd. Class H2	14,742,000	12,113,207
Bank of China Ltd. Class H1,2	131,859,000	57,140,172
Bank of Communications Co. Ltd. Class H2	38,599,000	24,320,584
Beijing Capital International Airport Co. Ltd. Class H	13,108,000	8,579,383
China Construction Bank Class H2	164,619,000	71,336,488
China Eastern Airlines Corp. Ltd. Class H1,2	57,330,000	7,740,573
China Life Insurance Co. Ltd. Class H	49,959,000	88,653,254
China Petroleum and Chemical Corp. Class H	134,316,000	79,966,963
China Shipping Development Co. Ltd. Class H	14,760,000	13,076,980
Cofco International Ltd.[2]	4,920,000	3,315,112
COSCO Pacific Ltd.	6,552,000	14,693,397
Datang International Power Generation Co. Ltd. Class H	6,560,000	4,377,972
Guangshen Railway Co. Ltd. Class H	52,486,363	21,394,769
Huadian Power International Corp. Ltd.	27,880,000	6,919,137
Huaneng Power International Inc. Class H2	19,656,000	13,067,351
Hunan Non-Ferrous Metal Corp. Ltd. Class H1,2	22,960,000	8,296,216
Jiangsu Expressway Co. Ltd. Class H	4,920,000	2,872,254
Jiangxi Copper Co. Ltd.	16,398,000	15,561,415
Maanshan Iron & Steel Co. Ltd. Class H2	18,018,000	5,606,913
PetroChina Co. Ltd. Class H	122,864,000	138,556,245

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Shares	Value
Ping An Insurance (Group) Co. of China Ltd. Class H	9,418,500	$30,822,751
Shanghai Forte Land Co. Class H	4,914,000	1,592,346
Sinopec Shanghai Petrochemical Co. Ltd. Class H	19,680,000	9,287,376
Sinotrans Ltd.	19,656,000	6,217,733
Travelsky Technology Ltd. Class H	1,640,000	1,919,054
Tsingtao Brewery Co. Ltd. Class H2	3,280,000	3,922,461
Weichai Power Co. Ltd. Class H	3,277,000	8,040,011
Xinao Gas Holdings Ltd.	3,288,000	3,128,711
Yanzhou Coal Mining Co. Ltd. Class H2	19,656,800	13,876,726
Zhejiang Expressway Co. Ltd. Class H	19,680,000	12,678,407
Zijin Mining Group Co. Ltd. Class H	14,760,000	6,984,512

		707,748,318

CZECH REPUBLIC – 2.11%
CEZ AS	4,519,426	168,641,719
Komercni Banka AS	232,268	34,813,461
Philip Morris CR AS	30,988	12,984,466
Unipetrol AS1	3,444,900	31,976,446
Zentiva NV	84,285	4,480,969

		252,897,061

EGYPT – 0.29%
Orascom Telecom Holding SAE GDR	645,372	34,527,402

		34,527,402

HONG KONG – 4.42%
Air China Ltd.	24,570,000	8,783,181
Beijing Enterprises Holdings Ltd.	3,280,000	5,288,996
Brilliance China Automotive Holdings Ltd.[1,2]	21,198,000	3,216,465
Chaoda Modern Agriculture[2]	1,638,000	827,767
China Everbright Pacific Ltd.[1,2]	18,246,000	11,566,886
China Mengniu Dairy Co. Ltd.	3,276,000	4,195,707
China Merchants Holdings International Co. Ltd.	6,552,000	19,293,510
China Mobile Ltd.	29,895,000	201,049,089
China Overseas Land & Investment Ltd.	26,208,000	18,029,743
China Resources Enterprises Ltd.	11,480,000	26,128,652
China Resources Land Ltd.[2]	26,240,000	15,757,328
China Resources Power Holdings Co.	4,914,000	4,353,677
China Travel International Investment Hong Kong Ltd.	57,616,951	14,076,858
Citic Pacific Ltd.	9,020,000	28,822,708
CNOOC Ltd.	101,556,000	88,800,695
Denway Motors Ltd.	31,122,000	9,924,784
Global Bio-Chem Technology Group Co. Ltd.[2]	19,656,000	6,546,313
GOME Electrical Appliances Holdings Ltd.[2]	7,295,000	5,609,554
Guangdong Investment Ltd.	11,470,110	4,454,269
Guangzhou Investment Co. Ltd.	27,846,000	5,191,976
Lenovo Group Ltd.[2]	34,398,000	14,375,350
Shanghai Industrial Holdings Ltd.	3,280,000	6,402,469
Shenzhen Investment Ltd.	26,230,000	9,309,133
Sinochem Hong Kong Holding Ltd.[2]	27,702,000	10,152,146
TPV Technology Ltd.	6,588,000	7,039,738

		529,196,994

HUNGARY – 2.02%
BorsodChem Rt	686,827	9,033,738
Gedeon Richter Rt2	391,578	83,309,489
Magyar Telekom Telecommunications PLC[1]	2,916,459	11,871,339
Mol Magyar Olaj-es Gazipari Rt	584,225	59,047,227
OTP Bank Rt2	2,699,269	77,857,677

		241,119,470

INDIA – 5.21%
HDFC Bank Ltd. ADR	2,076,165	118,092,265
ICICI Bank Ltd. ADR	3,325,140	88,747,987
Infosys Technologies Ltd. ADR	3,297,684	147,901,127
Mahanagar Telephone Nigam Ltd. ADR	4,907,623	32,537,540
Satyam Computer Services Ltd. ADR[2]	2,402,974	91,721,518
Videsh Sanchar Nigam Ltd. ADR[2]	4,781,322	85,442,224

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Shares	Value
Wipro Ltd. ADR[2]	4,663,746	$59,136,299

		623,578,960

INDONESIA – 2.59%
PT Aneka Tambang Tbk	53,683,455	31,866,622
PT Astra Agro Lestari Tbk	2,047,500	2,070,683
PT Astra International Inc. Tbk	22,552,730	27,518,446
PT Bank Central Asia Tbk	41,000,000	20,506,760
PT Bank Danamon Indonesia Tbk	12,705,487	6,843,672
PT Bank Internasional Indonesia Tbk	115,069,500	2,340,096
PT Bank Mandiri Tbk	43,050,000	9,937,892
PT Bank Pan Indonesia Tbk[1]	207,281,522	10,481,422
PT Bank Pan Indonesia Tbk Warrants (Expires 7/10/09)[1]	41,987,604	807,720
PT Bank Rakyat Indonesia Tbk	37,705,061	18,029,792
PT Berlian Laju Tanker Tbk	21,730,000	4,753,512
PT Bumi Resources Tbk[3]	118,063,500	9,733,717
PT Indosat Tbk	1,228,500	594,196
PT Kalbe Farma Tbk[1]	249,077,156	30,665,759
PT Perusahaan Gas Negara Tbk	22,946,500	31,908,676
PT Ramayana Lestari Sentosa Tbk	82,009,870	7,031,736
PT Semen Gresik (Persero) Tbk	425,500	1,185,712
PT Telekomunikasi Indonesia Tbk	96,234,500	83,571,788
PT United Tractors Tbk	16,034,271	10,134,886

		309,983,087

ISRAEL – 3.85%
AudioCodes Ltd.[1,2]	702,712	6,984,957
Bank Hapoalim Ltd.	9,512,852	41,874,860
Bank Leumi Le-Israel	12,454,688	44,436,181
Check Point Software Technologies Ltd.[1]	1,325,961	24,649,615
Clal Industries and Investments Ltd.	446,355	2,214,387
Clal Insurance Co. Ltd.	81,081	1,473,170
ECI Telecom Ltd.[1]	402,129	2,875,222
Elbit Systems Ltd.	627,354	18,041,459
Elite Industries Ltd.	184,275	1,776,455
Israel Chemicals Ltd.	6,698,601	32,019,436
Israel Corp. Ltd. (The)	9,009	3,596,168
Israel Discount Bank Class A1	14,061,871	22,968,153
Koor Industries Ltd.[1]	265,413	13,386,206
Makhteshim-Agan Industries Ltd.	2,879,728	14,735,180
Mizrahi Tefahot Bank Ltd.	4,481,740	25,006,959
msystems Ltd.[1]	550,281	24,421,471
NICE Systems Ltd.[1]	164,000	4,118,790
Orbotech Ltd.[1]	553,581	13,291,480
Super-Sol Ltd.[1]	1,609,478	4,838,761
Teva Pharmaceutical Industries Ltd.	4,542,174	157,997,712

		460,706,622

MEXICO – 7.29%
Alfa SA de CV Class A2	3,521,700	17,169,972
America Movil SA de CV Series L2	102,538,800	191,418,916
Carso Infraestructura y Construccion SA de CV1,2	2,767,200	2,026,250
Cemex SA de CV Series CPO[1,2]	39,434,342	113,694,357
Consorcio Ara SA de CV	5,740,000	26,743,794
Controladora Comercial Mexicana SA de CV2	9,172,800	17,241,426
Corporacion GEO SA de CV Series B1,2	5,480,700	22,290,968
Desarrolladora Homex SA de CV1,2	1,059,900	6,545,848
Empresas ICA Sociedad Controladora SA de CV1,2	5,043,600	17,129,774
Fomento Economico Mexicano SA de CV Class UBD[2]	5,002,000	47,133,195
Grupo Carso SA de CV Series A1[2]	738,741	2,161,706
Grupo Financiero Banorte SA de CV Series O2	9,844,456	28,870,034
Grupo Mexico SA de CV Series B	11,070,000	35,314,839
Grupo Modelo SA de CV Series C2	10,756,198	45,334,391
Grupo Televisa SA Series CPO[2]	16,953,300	64,555,146
Industrias Penoles SA de CV Series CP2	738,988	6,286,825
Kimberly-Clark de Mexico SA de CV Class A2	6,060,600	22,833,301
Telefonos de Mexico SA de CV Series L2	63,851,100	77,358,035
TV Azteca SA de CV Series CPO[2]	10,237,500	6,736,339
Urbi Desarrollos Urbanos SA de CV1,2	3,336,300	8,854,606

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Shares	Value
Wal-Mart de Mexico SA de CV Series V2	32,760,000	$112,104,695

		871,804,417

PERU – 0.34%
Companhia de Minas Buenaventura SA ADR	1,449,632	40,517,214

		40,517,214

PHILIPPINE ISLANDS – 1.42%
Ayala Corp.	2,481,570	21,500,262
Ayala Land Inc. Class B	30,303,000	8,055,341
Bank of the Philippine Islands	19,461,300	20,310,109
Equitable PCI Bank[1]	9,599,600	14,932,921
Filinvest Land Inc.[1]	254,921,500	6,826,686
Globe Telecom Inc.	475,020	9,213,246
Jollibee Foods Corp.	32,186,700	20,281,075
Manila Electric Co. Class B1	9,090,900	4,833,205
Megaworld Corp.	168,028,600	5,558,492
Metropolitan Bank & Trust Co.	40	30
Petron Corp.	164,619,000	12,965,954
Philippine Long Distance Telephone Co.	647,010	24,333,742
SM Investments Corp.	1,564,290	6,838,090
SM Prime Holdings Inc.	91,728,000	14,269,000

		169,918,153

RUSSIA – 10.65%
JSC MMC Norilsk Nickel ADR	511,056	69,759,144
LUKOIL ADR	3,504,704	293,343,725
Mobile Telesystems OJSC ADR	737,100	26,977,860
OAO Gazprom ADR	13,771,997	648,661,059
Polyus Gold ADR[1]	464,607	19,745,798
Rostelecom ADR[2]	586,379	16,917,034
Surgutneftegaz ADR[2]	1,743,708	132,521,808
Tatneft ADR	215,397	22,377,594
Vimpel-Communications Sponsored ADR[1]	819,000	44,488,080

		1,274,792,102

SOUTH AFRICA – 9.85%
African Bank Investments Ltd.	7,972,241	28,118,459
Alexander Forbes Ltd.[1]	7,922,327	15,515,015
Anglo Platinum Ltd.	431,614	48,369,502
AngloGold Ashanti Ltd.	902,580	40,921,550
AVI Ltd.	3,302,608	7,333,531
Barloworld Ltd.	1,729,932	32,571,188
Bidvest Group Ltd.	2,043,599	30,923,252
Consol Ltd.	3,302,608	7,054,114
Edgars Consolidated Stores Ltd.	3,464,370	13,617,232
FirstRand Ltd.	21,645,363	53,588,035
Foschini Ltd.	4,727,528	29,506,069
Gold Fields Ltd.	2,698,651	52,400,990
Impala Platinum Holdings Ltd.	387,436	71,737,456
Imperial Holdings Ltd.[1]	1,969,357	38,922,798
Investec Ltd.	718,292	35,067,793
JD Group Ltd.	2,329,324	21,516,363
Liberty Group Ltd.	606,861	5,975,182
Metropolitan Holdings Ltd.	7,255,688	12,146,484
Mittal Steel South Africa Ltd.	2,941,228	31,125,616
MTN Group Ltd.	8,547,132	67,808,037
Nampak Ltd.	5,671,848	13,499,156
Naspers Ltd.	2,821,833	48,726,520
Nedbank Group Ltd.	2,581,489	39,545,833
Network Healthcare Holdings Ltd.[1]	14,170,482	22,995,096
Pick’n Pay Stores Ltd.	3,754,310	15,829,545
Reunert Ltd.	1,299,753	13,015,557
Sanlam Ltd.	13,116,285	27,560,571
Sappi Ltd.	335,465	4,268,920
Sasol Ltd.	3,520,466	122,068,863
Shoprite Holdings Ltd.	9,545,446	32,700,765
SPAR Group Ltd. (The)	1,317,076	6,831,989
Standard Bank Group Ltd.	7,364,530	79,498,109
Steinhoff International Holdings Ltd.	1,376,739	4,493,019
Telkom South Africa Ltd.	991,960	18,711,035
Tiger Brands Ltd.	1,264,289	26,741,203
Tongaat-Hulett Group Ltd.	1,191,834	15,497,148
Truworths International Ltd.	7,319,406	23,267,793
Woolworths Holdings Ltd.	10,639,793	19,523,504

		1,178,993,292

SOUTH KOREA – 16.09%
Kookmin Bank ADR	4,686,348	377,625,922
Korea Electric Power Corp. ADR[2]	12,045,852	233,930,446
KT Corp. ADR	5,794,425	128,056,793

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Shares	Value
LG.Philips LCD Co. Ltd. ADR[1,2]	4,828,824	$95,948,733
POSCO ADR	5,022,108	311,923,128
Samsung Electronics Co. Ltd. GDR	1,951,677	663,570,180
SK Telecom Co. Ltd. ADR[2]	5,251,584	115,009,690

		1,926,064,892

TAIWAN – 10.41%
AU Optronics Corp. ADR[2]	12,112,491	176,600,123
Chunghwa Telecom Co. Ltd. ADR	11,769,856	203,736,207
Siliconware Precision Industries Co. ADR[2,4]	33,801,769	198,416,383
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45,356,544	422,269,425
United Microelectronics Corp. ADR[2]	80,353,802	245,079,097

		1,246,101,235

THAILAND – 2.50%
Advanced Info Service PCL	6,314,000	15,201,304
Aromatics Thailand PCL	8,271,900	6,656,690
Bangkok Bank PCL	7,705,800	22,549,561
Bangkok Expressway PCL	15,252,000	8,642,395
Banpu PCL	2,460,000	9,554,669
Charoen Pokphand Foods PCL	28,000	3,710
Electricity Generating PCL	3,310,700	6,869,769
Kasikornbank PCL	11,726,000	20,276,403
Kiatnakin Bank PCL	6,145,600	4,659,473
Krung Thai Bank PCL	14,018,400	4,251,390
PTT Chemical PCL	5,005,568	10,320,072
PTT Exploration & Production PCL	13,120,000	37,346,103
PTT PCL	11,138,400	69,929,832
Ratchaburi Electricity Generating Holding PCL	27,038,800	23,917,002
Siam Cement PCL	2,460,000	15,313,648
Siam City Cement PCL	492,000	3,062,730
Siam Makro PCL	10,902,700	20,302,979
Thai Airways International PCL	2,293,200	2,684,246
Thai Union Frozen Products PCL	9,840,000	6,387,231
Thanachart Capital PCL	14,754,500	5,573,660
Tisco Bank PCL	6,217,200	3,440,217
United Broadcasting Corp. PCL[1,3]	5,658,800	2,709,721

		299,652,805

TURKEY – 1.06%
Adana Cimento TAS Class A	2,729,732	17,509,027
Akbank TAS	3,193,281	17,431,764
Akcansa Cimento AS	429,167	2,313,492
Arcelik AS	769,596	4,962,594
Dogan Yayin Holding AS1	2,228,483	7,329,436
Eregli Demir ve Celik Fabrikalari TAS	1,425,472	6,954,708
Hurriyet Gazetecilik ve Matbaacilik AS	1,777,237	4,220,256
Ihlas Holding[1]	9,705,866	4,039,971
Tofas Turk Otomobil Fabrik	5,802,952	15,838,832
Trakya Cam Sanayii AS	137,672	336,312
Tupras-Turkiye Petrol Rafinerileri AS	707,726	12,918,233
Turk Sise ve Cam Fabrikalari AS1	2,692,243	8,230,125
Turkiye Garanti Bankasi AS	3,862,404	11,280,170
Yapi ve Kredi Bankasi AS1	7,132,672	13,919,783

		127,284,703

TOTAL COMMON STOCKS (Cost: $9,958,427,885)		11,670,304,670

PREFERRED STOCKS – 1.70%

BRAZIL – 1.70%
Petroleo Brasileiro SA ADR	2,530,710	204,025,840

		204,025,840

TOTAL PREFERRED STOCKS (Cost: $144,921,183)		204,025,840

EXCHANGE-TRADED FUNDS – 0.57%
iShares MSCI Malaysia Index Fund[2,4]	1,039,160	8,011,924
iShares MSCI South Korea Index Fund[2,4]	545,647	25,023,371
iShares MSCI Taiwan Index Fund[2,4]	2,811,594	35,144,925

TOTAL EXCHANGE-TRADED FUNDS (Cost: $62,015,338)		68,180,220

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 5.97%

CERTIFICATES OF DEPOSIT[5] – 0.25%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$4,159,989	$4,159,989
Societe Generale
5.33%, 12/08/06	5,942,846	5,942,846
Washington Mutual Bank
5.36%, 11/13/06	14,857,115	14,857,115
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,754,277	4,754,277

		29,714,227

COMMERCIAL PAPER[5] – 0.96%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[6]	1,734,004	1,713,630
Amsterdam Funding Corp.
5.27%, 09/15/06[6]	5,942,846	5,930,666
Atlantis One Funding
5.30%, 11/14/06[6]	8,154,060	8,065,226
Barton Capital Corp.
5.27%, 09/06/06[6]	2,995,194	2,993,002
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[6]	3,012,548	2,979,727
CC USA Inc.
5.03%, 10/24/06[6]	1,188,569	1,179,768
Charta LLC
5.30%, 11/06/06[6]	5,942,846	5,885,101
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[6]	10,437,480	10,391,181
Curzon Funding LLC
5.29%, 11/17/06[6]	5,942,846	5,875,604
Edison Asset Securitization LLC
5.22%, 12/11/06[6]	4,384,156	4,319,950
Falcon Asset Securitization Corp.
5.30%, 11/06/06[6]	5,942,846	5,885,101
Five Finance Inc.
5.19%, 12/01/06[6]	2,674,281	2,639,196
General Electric Capital Services Inc.
5.22%, 12/11/06	594,285	585,581
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[6]	5,942,846	5,921,314
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[6]	2,852,566	2,829,032
KKR Pacific Funding Trust
5.29%, 09/14/06[6]	5,942,846	5,931,494
Landale Funding LLC
5.31%, 11/15/06[6]	4,635,420	4,584,189
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[6]	7,703,236	7,659,037
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[6]	5,289,133	5,282,698
Mont Blanc Capital Corp.
5.29%, 11/15/06[6]	3,833,136	3,790,891
Monument Gardens Funding LLC
5.28%, 09/21/06[6]	2,986,458	2,977,698
Nestle Capital Corp.
5.19%, 08/09/07	3,565,708	3,389,900
Park Granada LLC
5.30%, 09/01/06[6]	1,358,059	1,358,059
Regency Markets LLC
5.28%, 09/15/06	2,971,423	2,965,327
Solitaire Funding Ltd.
5.27%, 09/05/06[6]	4,457,135	4,454,525
Sydney Capital Corp.
5.27%, 09/12/06[6]	1,359,723	1,357,534
Tulip Funding Corp.
5.29%, 11/15/06[6]	3,134,376	3,099,832
White Pine Finance LLC
5.12%, 10/27/06[6]	1,123,198	1,114,252

		115,159,515

MEDIUM-TERM NOTES[5] – 0.21%
Bank of America N.A.
5.28%, 04/20/07	1,485,712	1,485,712
Cullinan Finance Corp.
5.71%, 06/28/07[6]	4,457,135	4,457,135
K2 USA LLC
5.39%, 06/04/07[6]	4,457,135	4,457,135

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$5,942,846	$5,948,729
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[6]	6,953,130	6,953,130
US Bank N.A.
2.85%, 11/15/06	1,188,569	1,184,075

		24,485,916

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[4,7]	5,823,368	5,823,368

		5,823,368

REPURCHASE AGREEMENTS[5] – 1.21%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $7,429,652 (collateralized by U.S. Government obligations, value $7,584,322, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$7,428,558	7,428,558
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $11,887,462 (collateralized by non-U.S. Government debt securities, value $12,253,885, 3.80% to 9.13%, 11/1/06 to 6/15/26).	11,885,692	11,885,692
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $8,915,599 (collateralized by non-U.S. Government debt securities, value $9,815,163, 0.08% to 6.43%, 9/25/20 to 7/25/36).	8,914,269	8,914,269

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $17,831,192 (collateralized by non-U.S. Government debt securities, value $18,629,571, 4.35% to 7.50%, 9/15/08 to 8/25/35).	$17,828,538	$17,828,538
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $3,566,249 (collateralized by non-U.S. Government debt securities, value $4,352,771, 0.00% to 10.00%, 6/1/28 to 8/24/36).	3,565,708	3,565,708
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $11,887,458 (collateralized by non-U.S. Government debt securities, value $12,134,915, 0.00% to 8.57%, 11/15/06 to 2/15/38).	11,885,692	11,885,692
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $5,943,731 (collateralized by non-U.S. Government debt securities, value $6,245,912, 5.36% to 9.01%, 10/27/10 to 2/18/20).	5,942,846	5,942,846
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $1,485,935 (collateralized by non-U.S. Government debt securities, value $1,561,528, 6.63% to 10.50%, 1/15/07 to 4/15/16).	1,485,712	1,485,712

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $11,887,462 (collateralized by non-U.S. Government debt securities, value $12,491,872, 0.51% to 8.89%, 8/5/18 to 9/25/46).	$11,885,692	$11,885,692
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $5,943,734 (collateralized by non-U.S. Government debt securities, value $6,246,090, 4.11% to 9.79%, 4/28/31 to 9/25/46).	5,942,846	5,942,846
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $6,538,122 (collateralized by non-U.S. Government debt securities, value $6,870,503, 3.44% to 15.15%, 12/1/08 to 3/1/36).	6,537,131	6,537,131
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $11,887,452 (collateralized by non-U.S. Government debt securities, value $12,492,048, 6.38% to 10.25%, 5/1/07 to 10/15/16).	11,885,692	11,885,692
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $11,887,462 (collateralized by non-U.S. Government debt securities, value $12,256,100, 0.00% to 10.13%, 10/15/06 to 7/1/26).	11,885,692	11,885,692
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 5,943,731 (collateralized by non-U.S. Government debt securities, value $6,248,793, 4.05% to 7.24%, 6/20/29 to 1/14/41).	5,942,846	5,942,846
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $ 2,080,311 (collateralized by non-U.S. Government debt securities, value $3,189,877, 0.00% to 10.00%, 9/1/06 to 8/31/36).	2,079,996	2,079,996
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $ 4,336,361 (collateralized by non-U.S. Government debt securities, value $6,476,416, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	4,159,992	4,159,992
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $ 15,453,709 (collateralized by non-U.S. Government debt securities, value $16,239,372, 0.06% to 7.68%, 10/15/11 to 3/15/45).	15,451,400	15,451,400

		144,708,302

TIME DEPOSITS[5] – 0.01%
KBC Bank
5.31%, 09/01/06	1,254,000	1,254,000

		1,254,000

VARIABLE & FLOATING RATE NOTES[5] – 3.28%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[6]	15,213,686	15,215,653
American Express Bank
5.30%, 02/28/07	5,942,846	5,942,824
American Express Centurion Bank
5.42%, 07/19/07	6,537,131	6,543,754

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Principal	Value
American Express Credit Corp.
5.51%, 07/05/07	$1,782,854	$1,783,848
ASIF Global Financing
5.51%, 05/03/07[6]	594,285	594,508
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[6]	3,862,850	3,862,850
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[6]	8,617,127	8,617,481
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[6]	15,154,257	15,155,030
BMW US Capital LLC
5.33%, 09/14/07[6]	5,942,846	5,942,846
BNP Paribas
5.36%, 05/18/07[6]	10,994,265	10,994,265
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[6]	4,338,278	4,338,278
CC USA Inc.
5.48%, 07/30/07[6]	2,971,423	2,971,812
Commodore CDO Ltd.
5.38%, 06/12/07[6]	1,485,712	1,485,712
Credit Agricole SA
5.48%, 07/23/07	5,942,846	5,942,846
Credit Suisse First Boston NY
5.51%, 04/24/07	2,971,423	2,971,556
Cullinan Finance Corp.
5.36%, 04/25/07[6]	1,485,712	1,485,712
DEPFA Bank PLC
5.37%, 06/15/07	5,942,846	5,942,846
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[6]	6,834,273	6,834,711
Eli Lilly Services Inc.
5.37%, 08/31/07[6]	5,942,846	5,942,846
Fifth Third Bancorp
5.30%, 09/21/07[6]	11,885,692	11,885,692
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[6]	5,942,846	5,942,395
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	6,239,988	6,241,453
Granite Master Issuer PLC
5.30%, 09/20/06	20,799,961	20,799,961
Harrier Finance Funding LLC
5.33%, 07/25/07[6]	1,782,854	1,783,183
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	8,914,269	8,915,662
HBOS Treasury Services PLC
5.53%, 07/24/07[6]	5,942,846	5,942,846
Holmes Financing PLC
5.40%, 07/16/07[6]	10,399,981	10,399,981
JP Morgan Chase & Co.
5.36%, 08/02/07	4,457,135	4,457,135
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[6]	4,457,135	4,456,939
Kestrel Funding LLC
5.31%, 07/11/07[6]	2,377,138	2,376,921
Kommunalkredit Austria AG
5.33%, 09/09/07[6]	3,565,708	3,565,708
Leafs LLC
5.33%, 01/22/07 - 02/20/07[6]	6,200,608	6,200,608
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[6]	7,428,558	7,426,901
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[6]	6,537,131	6,536,671
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[6]	2,618,583	2,618,583
Marshall & Ilsley Bank
5.31%, 09/14/07	3,268,565	3,268,565
Metropolitan Life Global Funding I
5.42%, 08/06/07[6]	8,914,269	8,914,269
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[6,8]	594,285	594,285

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2006

Security	Principal	Value
Monumental Global Funding II
5.49%, 12/27/06[6]	$1,188,569	$1,188,696
Mound Financing PLC
5.39%, 05/08/07[6]	5,586,275	5,586,275
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[6]	17,828,538	17,828,254
National City Bank of Indiana
5.37%, 05/21/07	2,971,423	2,971,603
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[6]	19,611,392	19,615,963
Newcastle Ltd.
5.35%, 04/24/07[6]	2,094,853	2,094,454
Northern Rock PLC
5.43%, 08/03/07[6]	7,131,415	7,131,584
Principal Life Global Funding I
5.80%, 02/08/07	2,674,281	2,679,761
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[6]	10,399,981	10,399,786
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[6]	5,942,846	5,942,846
Strips III LLC
5.38%, 07/24/07[6]	1,445,052	1,445,052
SunTrust Bank
5.37%, 05/01/07	5,942,846	5,943,089
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[6]	14,500,544	14,499,259
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[6]	8,319,984	8,319,984
US Bank N.A.
5.26%, 09/29/06	2,674,281	2,674,227
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[6]	8,867,986	8,867,987
Wachovia Bank N.A.
5.36%, 05/22/07	11,885,692	11,885,692
Wells Fargo & Co.
5.34%, 09/14/07[6]	2,971,423	2,971,605
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[6]	4,457,135	4,457,108
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[6]	17,828,538	17,824,878
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[6]	3,769,012	3,769,012

		392,994,251

TOTAL SHORT-TERM INVESTMENTS (Cost: $714,139,579)		714,139,579

TOTAL INVESTMENTS IN SECURITIES – 105.74% (Cost: $10,879,503,985)		12,656,650,309
Other Assets, Less Liabilities – (5.74)%		(687,270,151)

NET ASSETS – 100.00%		$11,969,380,158

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	Affiliated issuer. See Note 2.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.75%

AIRLINES – 1.05%
Cathay Pacific Airways Ltd.	4,974,000	$9,286,975

		9,286,975

APPAREL – 0.68%
Yue Yuen Industrial Holdings Ltd.	2,072,500	5,996,239

		5,996,239

BANKS – 13.28%
Bank of East Asia Ltd.	6,466,300	28,769,599
BOC Hong Kong Holdings Ltd.	16,580,000	36,371,852
Hang Seng Bank Ltd.	3,481,800	44,100,338
Wing Hang Bank Ltd.	829,000	7,963,005

		117,204,794

CHEMICALS – 0.91%
Kingboard Chemical Holdings Co. Ltd.	2,487,000	8,026,965

		8,026,965

DISTRIBUTION & WHOLESALE – 6.53%
Esprit Holdings Ltd.	4,438,500	36,926,859
Li & Fung Ltd.	8,723,000	20,751,021

		57,677,880

DIVERSIFIED FINANCIAL SERVICES – 3.83%
Hong Kong Exchanges & Clearing Ltd.	4,974,000	33,770,817

		33,770,817

ELECTRIC – 9.10%
CLP Holdings Ltd.	8,000,700	50,616,831
Hongkong Electric Holdings Ltd.	6,217,500	29,741,344

		80,358,175

ELECTRICAL COMPONENTS & EQUIPMENT – 0.60%
Johnson Electric Holdings Ltd.	7,046,500	5,255,370

		5,255,370

ENGINEERING & CONSTRUCTION – 3.10%
Cheung Kong Infrastructure Holdings Ltd.	2,053,000	6,507,403
New World Development Co. Ltd.	11,606,800	20,835,301

		27,342,704

GAS – 4.22%
Hong Kong & China Gas Co. Ltd.	16,051,663	37,276,887

		37,276,887

HAND & MACHINE TOOLS – 0.76%
Techtronic Industries Co. Ltd.	4,559,500	6,718,986

		6,718,986

HOLDING COMPANIES – DIVERSIFIED – 18.17%
Hutchison Whampoa Ltd.	9,574,800	86,984,874
Melco International Development Ltd.	3,316,000	7,990,721
Swire Pacific Ltd. Class A	4,188,500	45,834,230
Wharf Holdings Ltd. (The)	5,803,000	19,625,023

		160,434,848

LODGING – 1.28%
Shangri-La Asia Ltd.	5,726,000	11,338,978

		11,338,978

MEDIA – 0.80%
Television Broadcasts Ltd.	1,240,000	7,039,702

		7,039,702

REAL ESTATE – 24.28%
Cheung Kong Holdings Ltd.	6,682,000	73,807,670
Hang Lung Properties Ltd.	8,290,000	17,674,247
Henderson Land Development Co. Ltd.	3,316,000	18,740,245
Hopewell Holdings Ltd.	2,804,000	8,004,475
Hysan Development Co. Ltd.	2,613,000	7,089,633
Kerry Properties Ltd.[1]	2,072,500	7,781,785
Shun Tak Holdings Ltd.	4,127,000	5,014,968
Sino Land Co. Ltd.[1]	5,334,000	8,998,885
Sun Hung Kai Properties Ltd.	6,168,000	67,257,711

		214,369,619

REAL ESTATE INVESTMENT TRUSTS – 2.24%
Link REIT (The)	9,533,500	19,785,989

		19,785,989

RETAIL – 0.43%
Giordano International Ltd.	6,632,000	3,760,841

		3,760,841

SEMICONDUCTORS – 0.69%
ASM Pacific Technology Ltd.[1]	829,000	4,295,971
Solomon Systech International Ltd.	8,290,000	1,758,897

		6,054,868

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 5.32%
Foxconn International Holdings Ltd.[1,2]	9,408,000	$24,860,565
Hutchinson Telecommunications International Ltd.[2]	6,632,000	11,700,394
PCCW Ltd.	16,600,576	10,395,706

		46,956,665

TEXTILES – 0.25%
Texwinca Holdings Ltd.	3,316,000	2,166,108

		2,166,108

TRANSPORTATION – 2.23%
MTR Corp. Ltd.	6,217,583	15,894,243
Orient Overseas International Ltd.[1]	940,200	3,802,268

		19,696,511

TOTAL COMMON STOCKS (Cost: $775,991,753)		880,519,921

SHORT-TERM INVESTMENTS – 3.78%

CERTIFICATES OF DEPOSIT[3] – 0.15%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$191,621	191,621
Societe Generale
5.33%, 12/08/06	273,744	273,744
Washington Mutual Bank
5.36%, 11/13/06	684,361	684,361
Wells Fargo Bank N.A.
4.78%, 12/05/06	218,995	218,995

		1,368,721

COMMERCIAL PAPER[3] – 0.60%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	79,873	78,934
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	273,744	273,183
Atlantis One Funding
5.30%, 11/14/06[4]	375,599	371,507
Barton Capital Corp.
5.27%, 09/06/06[4]	137,967	137,866
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	138,766	137,255

Security	Principal	Value
CC USA Inc.
5.03%, 10/24/06[4]	$54,749	$54,343
Charta LLC
5.30%, 11/06/06[4]	273,744	271,084
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	480,780	478,648
Curzon Funding LLC
5.29%, 11/17/06[4]	273,744	270,647
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	201,947	198,989
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	273,744	271,084
Five Finance Inc.
5.19%, 12/01/06[4]	123,185	121,569
General Electric Capital Services Inc.
5.22%, 12/11/06	27,374	26,974
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	273,744	272,752
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	131,397	130,313
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	273,744	273,221
Landale Funding LLC
5.31%, 11/15/06[4]	213,521	211,161
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	354,833	352,796
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	243,632	243,336
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	176,565	174,619
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	137,565	137,161
Nestle Capital Corp.
5.19%, 08/09/07	164,247	156,148
Park Granada LLC
5.30%, 09/01/06[4]	62,556	62,556

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Regency Markets LLC
5.28%, 09/15/06	$136,872	$136,591
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	205,308	205,188
Sydney Capital Corp.
5.27%, 09/12/06[4]	62,633	62,532
Tulip Funding Corp.
5.29%, 11/15/06[4]	144,378	142,787
White Pine Finance LLC
5.12%, 10/27/06[4]	51,738	51,326

		5,304,570

MEDIUM-TERM NOTES[3] – 0.13%
Bank of America N.A.
5.28%, 04/20/07	68,436	68,436
Cullinan Finance Corp.
5.71%, 06/28/07[4]	205,308	205,308
K2 USA LLC
5.39%, 06/04/07[4]	205,308	205,308
Marshall & Ilsley Bank
5.18%, 12/15/06	273,744	274,015
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	320,281	320,280
US Bank N.A.
2.85%, 11/15/06	54,749	54,542

		1,127,889

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	697,658	697,658

		697,658

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.76%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $342,230 (collateralized by U.S. Government obligations, value $349,355, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$342,180	$342,180
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $547,571 (collateralized by non-U.S. Government debt securities, value $564,449, 3.80% to 9.13%, 11/1/06 to 6/15/26).	547,489	547,489
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $410,677 (collateralized by non-U.S. Government debt securities, value $452,114, 0.08% to 6.43%, 9/25/20 to 7/25/36).	410,616	410,616
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $821,355 (collateralized by non-U.S. Government debt securities, value $858,131, 4.35% to 7.50%, 9/15/08 to 8/25/35).	821,233	821,233
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $164,272 (collateralized by non-U.S. Government debt securities, value $200,501, 0.00% to 10.00%, 6/1/28 to 8/24/36).	164,247	164,247

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

Security	Principal	Value
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $ 547,570 (collateralized by non-U.S. Government debt securities, value $558,968, 0.00% to 8.57%, 11/15/06 to 2/15/38).	$547,489	$547,489
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $273,785 (collateralized by non-U.S. Government debt securities, value $287,704, 5.36% to 9.01%, 10/27/10 to 2/18/20).	273,744	273,744
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $68,446 (collateralized by non-U.S. Government debt securities, value $71,928, 6.63% to 10.50%, 1/15/07 to 4/15/16).	68,436	68,436
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $547,571 (collateralized by non-U.S. Government debt securities, value $575,411, 0.51% to 8.89%, 8/5/18 to 9/25/46).	547,489	547,489
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $273,785 (collateralized by non-U.S. Government debt securities, value $287,713, 4.11% to 9.79%, 4/28/31 to 9/25/46).	273,744	273,744
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $301,165 (collateralized by non-U.S. Government debt securities, value $316,475, 3.44% to 15.15%, 12/1/08 to 3/1/36).	301,119	301,119
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $ 547,569 (collateralized by non-U.S. Government debt securities, value $575,419, 6.38% to 10.25%, 5/1/07 to 10/15/16).	547,488	547,488
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $547,571 (collateralized by non-U.S. Government debt securities, value $564,551, 0.00% to 10.13%, 10/15/06 to 7/1/26).	547,489	547,489
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $273,785 (collateralized by non-U.S. Government debt securities, value $287,837, 4.05% to 7.24%, 6/20/29 to 1/14/41).	273,744	273,744
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $ 95,825 (collateralized by non-U.S. Government debt securities, value $146,935, 0.00% to 10.00%, 9/1/06 to 8/31/36).	95,810	95,810

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $199,745 (collateralized by non-U.S. Government debt securities, value $298,322, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	$191,621	$191,621
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $711,841 (collateralized by non-U.S. Government debt securities, value $748,031, 0.06% to 7.68%, 10/15/11 to 3/15/45).	711,735	711,735

		6,665,673

TIME DEPOSITS[3] – 0.01%
KBC Bank
5.31%, 09/01/06	57,763	57,763

		57,763

VARIABLE & FLOATING RATE NOTES[3] – 2.05%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	700,794	700,886
American Express Bank
5.30%, 02/28/07	273,744	273,743
American Express Centurion Bank
5.42%, 07/19/07	301,119	301,424
American Express Credit Corp.
5.51%, 07/05/07	82,123	82,169
ASIF Global Financing
5.51%, 05/03/07[4]	27,374	27,385
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	177,934	177,934
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	396,929	396,946
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	698,048	698,083
BMW US Capital LLC
5.33%, 09/14/07[4]	273,744	273,744
BNP Paribas
5.36%, 05/18/07[4]	506,427	506,427
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	199,833	199,833
CC USA Inc.
5.48%, 07/30/07[4]	136,872	136,890
Commodore CDO Ltd.
5.38%, 06/12/07[4]	68,436	68,436
Credit Agricole SA
5.48%, 07/23/07	273,744	273,744
Credit Suisse First Boston NY
5.51%, 04/24/07	136,872	136,878
Cullinan Finance Corp.
5.36%, 04/25/07[4]	68,436	68,436
DEPFA Bank PLC
5.37%, 06/15/07	273,744	273,744
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	314,806	314,826
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	273,744	273,744
Fifth Third Bancorp
5.30%, 09/21/07[4]	547,489	547,489
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	273,744	273,724
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	287,431	287,499
Granite Master Issuer PLC
5.30%, 09/20/06	958,105	958,105
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	82,123	82,138
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	410,616	410,680
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	273,744	273,744
Holmes Financing PLC
5.40%, 07/16/07[4]	479,052	479,052

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

Security	Principal	Value
JP Morgan Chase & Co.
5.36%, 08/02/07	$205,308	$205,308
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	205,308	205,299
Kestrel Funding LLC
5.31%, 07/11/07[4]	109,498	109,488
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	164,247	164,247
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	285,618	285,617
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	342,180	342,104
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	301,119	301,097
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	120,619	120,619
Marshall & Ilsley Bank
5.31%, 09/14/07	150,559	150,559
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	410,616	410,616
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4],[7]	27,374	27,374
Monumental Global Funding II
5.49%, 12/27/06[4]	54,749	54,755
Mound Financing PLC
5.39%, 05/08/07[4]	257,320	257,320
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	821,233	821,220
National City Bank of Indiana
5.37%, 05/21/07	136,872	136,880
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	903,356	903,566
Newcastle Ltd.
5.35%, 04/24/07[4]	96,495	96,476
Northern Rock PLC
5.43%, 08/03/07[4]	328,493	328,501
Principal Life Global Funding I
5.80%, 02/08/07	123,185	123,437
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	479,052	479,043
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	273,744	273,744
Strips III LLC
5.38%, 07/24/07[4]	66,563	66,563
SunTrust Bank
5.37%, 05/01/07	273,744	273,755
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	667,936	667,877
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	383,242	383,242
US Bank N.A.
5.26%, 09/29/06	123,185	123,182
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	408,485	408,485
Wachovia Bank N.A.
5.36%, 05/22/07	547,489	547,489
Wells Fargo & Co.
5.34%, 09/14/07[4]	136,872	136,881
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	205,308	205,307
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	821,233	821,064
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	173,611	173,612

		18,102,430

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,324,704)		33,324,704

TOTAL INVESTMENTS IN SECURITIES – 103.53% (Cost: $809,316,457)		913,844,625
Other Assets, Less Liabilities – (3.53)%		(31,132,646)

NET ASSETS – 100.00%		$882,711,979

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2006

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.59%

AGRICULTURE – 11.22%
British American Tobacco (Malaysia) Bhd	901,600	$10,164,738
Golden Hope Plantations Bhd	2,962,400	3,862,950
Highlands & Lowlands Bhd	1,030,400	1,321,241
IOI Corp. Bhd	4,636,800	21,288,215
Kuala Lumpur Kepong Bhd	1,738,800	5,385,037

		42,022,181

AIRLINES – 0.94%
AirAsia Bhd[1]	5,731,600	2,102,054
Malaysian Airline System Bhd	1,738,800	1,426,562

		3,528,616

AUTO MANUFACTURERS – 1.30%
DRB-Hicom Bhd	4,186,000	1,694,415
Proton Holdings Bhd	1,738,800	2,333,516
Tan Chong Motor Holdings Bhd	2,318,400	856,567

		4,884,498

AUTO PARTS & EQUIPMENT – 0.77%
UMW Holdings Bhd	1,416,800	2,867,471

		2,867,471

BANKS – 25.42%
AMMB Holdings Bhd	9,660,000	6,429,503
Bumiputra-Commerce Holdings Bhd	15,456,032	26,872,753
Hong Leong Bank Bhd	3,348,800	4,867,177
Malayan Banking Bhd	13,299,600	40,466,047
Public Bank Bhd	7,212,800	13,226,406
RHB Capital Bhd	4,443,600	3,307,651

		95,169,537

BEVERAGES – 0.40%
Guinness Anchor Bhd	966,000	1,482,722

		1,482,722

BUILDING MATERIALS – 2.46%
Lafarge Malayan Cement Bhd	8,050,000	1,760,459
OYL Industries Bhd	4,894,430	7,446,022

		9,206,481

COMMERCIAL SERVICES – 2.15%
PLUS Expressways Bhd	10,497,200	8,041,865

		8,041,865

DIVERSIFIED FINANCIAL SERVICES – 1.66%
Bursa Malaysia Bhd	2,189,600	3,509,546
Hong Leong Credit Bhd	1,481,200	1,826,854
TA Enterprise Bhd	4,701,200	874,850

		6,211,250

ELECTRIC – 7.38%
Malakoff Bhd	3,799,600	10,012,529
Tenaga Nasional Bhd	7,084,050	17,609,089

		27,621,618

ENGINEERING & CONSTRUCTION – 5.93%
Gamuda Bhd	3,928,400	4,332,873
IJM Corp. Bhd	2,447,200	3,955,675
Malaysian Resources Corp. Bhd[1]	5,280,800	1,083,131
MMC Corp. Bhd	2,157,800	1,875,838
Road Builder (Malaysia) Holdings Bhd	2,769,200	1,730,280
Transmile Group Bhd	901,600	2,963,695
YTL Corp. Bhd	4,379,288	6,245,928

		22,187,420

ENTERTAINMENT – 6.90%
Berjaya Sports Toto Bhd	4,701,200	5,747,188
Magnum Corp. Bhd	5,989,200	3,498,174
Resorts World Bhd	3,413,200	11,034,252
Tanjong PLC	1,545,600	5,542,494

		25,822,108

FOOD – 1.11%
PPB Group Bhd	3,348,866	4,166,750

		4,166,750

GAS – 1.79%
Petronas Gas Bhd	2,769,200	6,695,431

		6,695,431

HOLDING COMPANIES – DIVERSIFIED – 5.22%
Mulpha International Bhd[1]	5,280,800	1,750,224
Multi-Purpose Holdings Bhd[1]	4,057,200	1,025,046
Sime Darby Bhd	10,368,400	16,759,571

		19,534,841

INSURANCE – 0.22%
Kurnia Asia Bhd	2,640,431	817,737

		817,737

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2006

Security	Shares	Value
LODGING – 4.43%
Genting Bhd	2,481,900	$16,586,455

		16,586,455

MEDIA – 2.36%
Astro All Asia Networks PLC	3,348,800	4,330,423
Media Prima Bhd	3,413,200	1,594,867
Star Publications (Malaysia) Bhd	3,091,360	2,905,761

		8,831,051

OIL & GAS – 1.37%
Petronas Dagangan Bhd	1,738,800	1,993,408
Shell Refining Co.	1,056,400	3,128,161

		5,121,569

OIL & GAS SERVICES – 0.26%
Scomi Group Bhd	4,186,000	989,356

		989,356

REAL ESTATE – 2.23%
IGB Corp. Bhd	4,636,800	1,801,309
IOI Properties Bhd	579,650	1,322,755
KLCC Property Holdings Bhd	2,962,400	1,770,519
SP Setia Bhd	3,348,800	3,438,866

		8,333,449

SEMICONDUCTORS – 0.42%
Malaysian Pacific Industries Bhd	579,600	1,590,318

		1,590,318

TELECOMMUNICATIONS – 7.82%
Maxis Communications Bhd	6,118,000	14,626,026
Telekom Malaysia Bhd	5,924,800	14,647,020

		29,273,046

TRANSPORTATION – 5.83%
Malaysia International Shipping Corp. Bhd	7,856,800	18,035,849
Malaysian Bulk Carriers Bhd	1,674,400	1,082,606
Pos Malaysia & Services Holdings Bhd	2,189,600	2,712,463

		21,830,918

TOTAL COMMON STOCKS (Cost: $267,510,586)		372,816,688

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	463	463

		463

TOTAL SHORT-TERM INVESTMENTS (Cost: $463)		463

TOTAL INVESTMENTS IN SECURITIES – 99.59% (Cost: $267,511,049)		372,817,151
Other Assets, Less Liabilities – 0.41%		1,516,791

NET ASSETS – 100.00%		$374,333,942

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.95%

BEVERAGES – 8.40%
Coca-Cola Femsa SA de CV ADR	222,000	$6,553,440
Fomento Economico Mexicano SA de CV Class UBD	3,866,536	36,433,865
Grupo Modelo SA de CV Series C	5,032,000	21,208,484

		64,195,789

BUILDING MATERIALS – 14.62%
Cemex SA de CV Series CPO[1,2]	38,757,476	111,742,864

		111,742,864

DIVERSIFIED FINANCIAL SERVICES – 4.03%
Grupo Financiero Banorte SA de CV Series O2	10,489,500	30,761,702

		30,761,702

ENGINEERING & CONSTRUCTION – 3.67%
Carso Infraestructura y Construccion SA de CV1,2	4,791,500	3,508,519
Empresas ICA Sociedad Controladora SA de CV1	1,979,974	6,724,663
Grupo Aeroportuario del Pacifico SA de CV Class H2	3,052,500	10,333,755
Grupo Aeroportuario del Sureste SA de CV ADR	210,900	7,451,097

		28,018,034

FOOD – 1.26%
Grupo Bimbo SA de CV Series A2	2,923,000	9,619,441

		9,619,441

FOREST PRODUCTS & PAPER – 2.24%
Kimberly-Clark de Mexico SA de CV Class A	4,532,500	17,076,186

		17,076,186

HOLDING COMPANIES – DIVERSIFIED – 4.40%
Alfa SA de CV Class A2	2,127,500	10,372,580
Grupo Carso SA de CV Series A1[2]	7,955,030	23,278,036

		33,650,616

HOME BUILDERS – 3.07%
Corporacion GEO SA de CV Series B1,2	3,126,500	12,716,023
Desarrolladora Homex SA de CV1,2	333,030	2,056,764
Urbi Desarrollos Urbanos SA de CV1	3,274,500	8,690,588

		23,463,375

MEDIA – 5.58%
Grupo Televisa SA Series CPO[2]	9,453,500	35,997,244
TV Azteca SA de CV Series CPO[2]	10,045,500	6,610,002

		42,607,246

MINING – 3.74%
Grupo Mexico SA de CV Series B	7,141,000	22,780,783
Industrias Penoles SA de CV Series CP	684,500	5,823,276

		28,604,059

REAL ESTATE – 1.44%
Consorcio Ara SA de CV	2,368,000	11,032,980

		11,032,980

RETAIL – 7.27%
Controladora Comercial Mexicana SA de CV	4,033,000	7,580,528
Grupo Sanborns SA de CV Series B1[1,2]	1,406,093	3,311,714
Organizacion Soriana SA de CV Series B2	1,591,006	7,579,031
Wal-Mart de Mexico SA de CV Series V	10,841,000	37,097,894

		55,569,167

TELECOMMUNICATIONS – 40.23%
America Movil SA de CV Series L2	100,362,500	187,356,210
America Telecom SA de CV Series A1[1,2]	4,699,000	32,035,064
Carso Global Telecom SA de CV Class A1[1,2]	6,706,435	18,714,775
Telefonos de Mexico SA de CV Series L2	57,183,500	69,279,984

		307,386,033

TOTAL COMMON STOCKS (Cost: $743,736,543)		763,727,492

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 10.30%

CERTIFICATES OF DEPOSIT[3] – 0.43%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$458,520	$458,520
Societe Generale
5.33%, 12/08/06	655,029	655,029
Washington Mutual Bank
5.36%, 11/13/06	1,637,573	1,637,573
Wells Fargo Bank N.A.
4.78%, 12/05/06	524,023	524,023

		3,275,145
COMMERCIAL PAPER[3] – 1.66%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	191,124	188,879
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	655,029	653,687
Atlantis One Funding
5.30%, 11/14/06[4]	898,752	888,961
Barton Capital Corp.
5.27%, 09/06/06[4]	330,135	329,893
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	332,047	328,430
CC USA Inc.
5.03%, 10/24/06[4]	131,006	130,036
Charta LLC
5.30%, 11/06/06[4]	655,029	648,664
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	1,150,434	1,145,331
Curzon Funding LLC
5.29%, 11/17/06[4]	655,029	647,618
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	483,228	476,151
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	655,029	648,664
Five Finance Inc.
5.19%, 12/01/06[4]	294,763	290,896
General Electric Capital Services Inc.
5.22%, 12/11/06	65,503	64,544
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	655,029	652,656
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	314,414	311,820
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	655,029	653,778
Landale Funding LLC
5.31%, 11/15/06[4]	510,923	505,276
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	849,062	844,190
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	582,976	582,266
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	422,494	417,837
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	329,172	328,206
Nestle Capital Corp.
5.19%, 08/09/07	393,017	373,640
Park Granada LLC
5.30%, 09/01/06[4]	149,687	149,687
Regency Markets LLC
5.28%, 09/15/06	327,515	326,843
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	491,272	490,984
Sydney Capital Corp.
5.27%, 09/12/06[4]	149,871	149,629
Tulip Funding Corp.
5.29%, 11/15/06[4]	345,475	341,668
White Pine Finance LLC
5.12%, 10/27/06[4]	123,800	122,814

		12,693,048

MEDIUM-TERM NOTES[3] – 0.35%
Bank of America N.A.
5.28%, 04/20/07	163,757	163,757
Cullinan Finance Corp.
5.71%, 06/28/07[4]	491,272	491,272
K2 USA LLC
5.39%, 06/04/07[4]	491,272	491,272

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$655,029	$655,677
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	766,384	766,384
US Bank N.A.
2.85%, 11/15/06	131,006	130,510

		2,698,872

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	592,868	592,868

		592,868

REPURCHASE AGREEMENTS[3] – 2.09%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $818,907 (collateralized by U.S. Government obligations, value $835,955, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$818,786	818,786
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,310,253 (collateralized by non-U.S. Government debt securities, value $1,350,641, 3.80% to 9.13%, 11/1/06 to 6/15/26).	1,310,058	1,310,058
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $982,691 (collateralized by non-U.S. Government debt securities, value $1,081,841, 0.08% to 6.43%, 9/25/20 to 7/25/36).	982,544	982,544

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,965,380 (collateralized by non-U.S. Government debt securities, value $2,053,378, 4.35% to 7.50%, 9/15/08 to 8/25/35).	$1,965,087	$1,965,087
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $393,077 (collateralized by non-U.S. Government debt securities, value $479,769, 0.00% to 10.00%, 6/1/28 to 8/24/36).	393,017	393,017
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $ 1,310,253 (collateralized by non-U.S. Government debt securities, value $1,337,528, 0.00% to 8.57%, 11/15/06 to 2/15/38).	1,310,058	1,310,058
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $655,127 (collateralized by non-U.S. Government debt securities, value $688,433, 5.36% to 9.01%, 10/27/10 to 2/18/20).	655,029	655,029
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $163,782 (collateralized by non-U.S. Government debt securities, value $172,114, 6.63% to 10.50%, 1/15/07 to 4/15/16).	163,757	163,757

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,310,253 (collateralized by non-U.S. Government debt securities, value $1,376,872, 0.51% to 8.89%, 8/5/18 to 9/25/46).	$1,310,058	$1,310,058
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $655,127 (collateralized by non-U.S. Government debt securities, value $688,453, 4.11% to 9.79%, 4/28/31 to 9/25/46).	655,029	655,029
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $720,641 (collateralized by non-U.S. Government debt securities, value $757,277, 3.44% to 15.15%, 12/1/08 to 3/1/36).	720,532	720,532
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $ 1,310,253 (collateralized by non-U.S. Government debt securities, value $1,376,891, 6.38% to 10.25%, 5/1/07 to 10/15/16).	1,310,058	1,310,058
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 1,310,253 (collateralized by non-U.S. Government debt securities, value $1,350,885, 0.00% to 10.13%, 10/15/06 to 7/1/26).	1,310,058	1,310,058
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $ 655,127 (collateralized by non-U.S. Government debt securities, value $688,751, 4.05% to 7.24%, 6/20/29 to 1/14/41).	655,029	655,029
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $ 229,295 (collateralized by non-U.S. Government debt securities, value $351,593, 0.00% to 10.00%, 9/1/06 to 8/31/36).	229,260	229,260
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $ 477,960 (collateralized by non-U.S. Government debt securities, value $713,840, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	458,520	458,520
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $ 1,703,330 (collateralized by non-U.S. Government debt securities, value $1,789,927, 0.06% to 7.68%, 10/15/11 to 3/15/45).	1,703,075	1,703,075

		15,949,955

TIME DEPOSITS[3] – 0.02%
KBC Bank
5.31%, 09/01/06	138,218	138,218

		138,218

VARIABLE & FLOATING RATE NOTES[3] – 5.67%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	1,676,874	1,677,090
American Express Bank
5.30%, 02/28/07	655,029	655,026
American Express Centurion Bank
5.42%, 07/19/07	720,532	721,262

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2006

Security	Principal	Value
American Express Credit Corp.
5.51%, 07/05/07	$196,509	$196,618
ASIF Global Financing
5.51%, 05/03/07[4]	65,503	65,528
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	425,769	425,769
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	949,792	949,831
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	1,670,324	1,670,408
BMW US Capital LLC
5.33%, 09/14/07[4]	655,029	655,029
BNP Paribas
5.36%, 05/18/07[4]	1,211,804	1,211,804
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	478,171	478,171
CC USA Inc.
5.48%, 07/30/07[4]	327,515	327,557
Commodore CDO Ltd.
5.38%, 06/12/07[4]	163,757	163,757
Credit Agricole SA
5.48%, 07/23/07	655,029	655,029
Credit Suisse First Boston NY
5.51%, 04/24/07	327,515	327,529
Cullinan Finance Corp.
5.36%, 04/25/07[4]	163,757	163,757
DEPFA Bank PLC
5.37%, 06/15/07	655,029	655,029
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	753,283	753,331
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	655,029	655,029
Fifth Third Bancorp
5.30%, 09/21/07[4]	1,310,058	1,310,058
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	655,029	654,979
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	687,780	687,941
Granite Master Issuer PLC
5.30%, 09/20/06	2,292,602	2,292,602
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	196,509	196,545
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	982,544	982,697
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	655,029	655,029
Holmes Financing PLC
5.40%, 07/16/07[4]	1,146,301	1,146,301
JP Morgan Chase & Co.
5.36%, 08/02/07	491,272	491,272
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	491,272	491,250
Kestrel Funding LLC
5.31%, 07/11/07[4]	262,012	261,988
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	393,017	393,017
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	683,440	683,439
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	818,786	818,604
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	720,532	720,481
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	288,624	288,624
Marshall & Ilsley Bank
5.31%, 09/14/07	360,266	360,266
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	982,544	982,544
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	65,503	65,503
Monumental Global Funding II
5.49%, 12/27/06[4]	131,006	131,020

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2006

Security	Principal	Value
Mound Financing PLC
5.39%, 05/08/07[4]	$615,727	$615,727
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	1,965,087	1,965,059
National City Bank of Indiana
5.37%, 05/21/07	327,515	327,534
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	2,161,596	2,162,100
Newcastle Ltd.
5.35%, 04/24/07[4]	230,898	230,854
Northern Rock PLC
5.43%, 08/03/07[4]	786,035	786,053
Principal Life Global Funding I
5.80%, 02/08/07	294,763	295,367
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	1,146,301	1,146,280
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	655,029	655,029
Strips III LLC
5.38%, 07/24/07[4]	159,276	159,276
SunTrust Bank
5.37%, 05/01/07	655,029	655,056
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	1,598,271	1,598,130
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	917,041	917,041
US Bank N.A.
5.26%, 09/29/06	294,763	294,757
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	977,442	977,442
Wachovia Bank N.A.
5.36%, 05/22/07	1,310,058	1,310,058
Wells Fargo & Co.
5.34%, 09/14/07[4]	327,515	327,535
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	491,272	491,269
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	1,965,087	1,964,684
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	415,426	415,426

		43,316,391

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,664,497)		78,664,497

TOTAL INVESTMENTS IN SECURITIES – 110.25% (Cost: $822,401,040)		842,391,989
Other Assets, Less Liabilities – (10.25)%		(78,284,837)

NET ASSETS – 100.00%		$764,107,152

ADR – American Depositary Receipts

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.18%

AUSTRALIA – 66.23%
ABC Learning Centres Ltd.	796,059	$3,945,339
Alinta Ltd.	589,885	4,964,132
Alumina Ltd.	2,597,056	12,593,585
Amcor Ltd.	1,973,785	10,113,855
AMP Ltd.	4,214,232	29,124,694
Ansell Ltd.	370,073	2,662,151
APN News & Media Ltd.	629,442	2,398,560
Aristocrat Leisure Ltd.	787,457	7,877,574
Australia & New Zealand Banking Group Ltd.	4,120,732	85,750,218
Australian Gas Light Co. Ltd.	1,025,508	15,795,716
Australian Stock Exchange Ltd.	396,692	9,996,817
AXA Asia Pacific Holdings Ltd.	1,955,272	9,780,090
Babcock & Brown Ltd.	466,377	7,158,591
BHP Billiton Ltd.	7,857,366	166,207,688
Billabong International Ltd.	365,398	4,129,736
BlueScope Steel Ltd.	1,560,702	8,092,526
Boral Ltd.	1,323,025	6,870,231
Brambles Industries Ltd.[1]	2,192,388	20,006,894
Caltex Australia Ltd.	308,924	5,399,975
Centro Properties Group	1,844,381	10,788,815
CFS Retail Property Trust	3,025,660	4,390,036
Challenger Financial Services Group Ltd.	962,302	2,579,365
Coca-Cola Amatil Ltd.	1,169,311	5,848,786
Cochlear Ltd.	124,542	4,783,857
Coles Myer Ltd.	2,661,945	28,438,792
Commonwealth Bank of Australia	2,899,061	101,218,042
Commonwealth Property Office Fund	3,144,779	3,410,145
Computershare Ltd.	1,002,881	5,973,631
CSL Ltd.	409,343	15,895,445
CSR Ltd.	2,065,789	4,969,250
DB RREEF Trust	6,012,050	7,185,075
Downer EDI Ltd.	660,297	2,838,848
Foster’s Group Ltd.	4,543,165	20,642,858
Futuris Corp. Ltd.	1,319,472	2,156,296
Goodman Fielder Ltd.[2]	2,419,593	3,917,171
GPT Group	4,350,555	15,182,917
Harvey Norman Holdings Ltd.	1,211,573	3,182,749
Iluka Resources Ltd.	572,220	3,194,293
ING Industrial Fund[3]	1,681,130	2,914,214
Insurance Australia Group Ltd.	3,598,254	14,755,722
Investa Property Group	3,402,278	6,157,614
James Hardie Industries NV	1,070,201	5,475,635
John Fairfax Holdings Ltd.	2,154,614	6,647,299
Leighton Holdings Ltd.	312,851	4,732,781
Lend Lease Corp. Ltd.	806,531	9,675,905
Lion Nathan Ltd.	666,655	4,062,547
Macquarie Airports	1,523,863	3,467,820
Macquarie Bank Ltd.	548,284	27,131,571
Macquarie Communications Infrastructure Group	740,554	3,410,110
Macquarie Goodman Group	3,050,157	14,767,460
Macquarie Infrastructure Group	5,574,844	13,410,273
Macquarie Office Trust	4,299,691	4,695,346
Mayne Pharma Ltd.[2]	1,410,167	3,306,003
Mirvac Group	1,963,874	6,853,686
Multiplex Group	1,401,752	3,618,114
National Australia Bank Ltd.	3,603,864	99,955,936
Newcrest Mining Ltd.	745,569	11,102,399
OneSteel Ltd.	1,294,788	4,212,138
Orica Ltd.	702,933	12,061,779
Origin Energy Ltd.	1,777,435	9,053,446
Pacific Brands Ltd.	1,122,374	2,074,184
Paladin Resources Ltd.[2]	972,961	3,937,909
PaperlinX Ltd.	992,970	2,608,489
Perpetual Ltd.	93,874	5,220,239
Publishing & Broadcasting Ltd.	312,851	4,386,363
Qantas Airways Ltd.	2,140,589	5,623,233
QBE Insurance Group Ltd.	1,787,159	32,563,268
Rinker Group Ltd.	2,062,797	21,738,518
Rio Tinto Ltd.	641,784	35,752,675
Santos Ltd.	1,336,676	11,422,222
Sonic Healthcare Ltd.	593,912	5,483,310
Stockland Trust Group	3,037,254	16,792,449
Suncorp-Metway Ltd.	1,240,184	19,414,863
Sydney Roads Group[2]	1,808,023	1,429,021
Symbion Health Ltd.	1,436,721	3,565,744
TABCORP Holdings Ltd.	1,177,913	13,618,631
Telstra Corp. Ltd.[1]	4,855,642	13,348,840

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
Toll Holdings Ltd.	1,181,582	$12,894,083
Transurban Group	1,792,208	9,566,651
UNiTAB Ltd.	266,101	2,855,073
Wesfarmers Ltd.	845,801	21,695,644
Westfield Group	3,325,982	46,403,720
Westpac Banking Corp. Ltd.	4,131,765	73,737,546
Woodside Petroleum Ltd.	1,050,753	33,909,742
Woolworths Ltd.	2,650,163	41,892,597
WorleyParsons Ltd.	324,267	4,477,087
Zinifex Ltd.	1,103,487	10,027,866

		1,387,372,508

HONG KONG – 21.05%
ASM Pacific Technology Ltd.[1]	467,500	2,422,638
Bank of East Asia Ltd.	3,216,400	14,310,276
BOC Hong Kong Holdings Ltd.	8,228,000	18,049,916
Cathay Pacific Airways Ltd.	2,244,000	4,189,781
Cheung Kong Holdings Ltd.	3,366,000	37,179,979
Cheung Kong Infrastructure Holdings Ltd.	935,000	2,963,674
CLP Holdings Ltd.	4,020,500	25,435,895
Esprit Holdings Ltd.	2,150,500	17,891,452
Foxconn International Holdings Ltd.[2]	4,675,000	12,353,650
Giordano International Ltd.	3,366,000	1,908,774
Hang Lung Properties Ltd.	4,114,736	8,772,601
Hang Seng Bank Ltd.	1,701,700	21,553,663
Henderson Land Development Co. Ltd.	1,683,000	9,511,409
Hong Kong & China Gas Co. Ltd.	8,041,836	18,675,611
Hong Kong Exchanges & Clearing Ltd.	2,337,500	15,870,383
Hongkong Electric Holdings Ltd.	3,085,500	14,759,456
Hopewell Holdings Ltd.	1,496,000	4,270,576
Hutchinson Telecommunications International Ltd.[2]	3,179,000	5,608,497
Hutchison Whampoa Ltd.	4,862,000	44,170,161
Hysan Development Co. Ltd.	1,496,000	4,058,971
Kerry Properties Ltd.[1]	1,122,000	4,212,865
Kingboard Chemical Holdings Co. Ltd.	1,309,000	4,224,888
Li & Fung Ltd.	4,525,600	10,765,886
Link REIT (The)	4,675,000	9,702,575
Melco International Development Ltd.	1,587,000	3,824,268
MTR Corp. Ltd.	3,085,500	7,887,580
New World Development Co. Ltd.	5,797,941	10,407,851
Noble Group Ltd.[1]	2,244,000	1,541,091
Orient Overseas International Ltd.	561,000	2,268,743
PCCW Ltd.	8,415,845	5,270,218
Shangri-La Asia Ltd.	2,992,000	5,924,943
Shun Tak Holdings Ltd.	1,870,000	2,272,350
Sino Land Co. Ltd.[1]	2,992,000	5,047,743
Solomon Systech International Ltd.	5,984,000	1,269,631
Sun Hung Kai Properties Ltd.	3,179,000	34,664,764
Swire Pacific Ltd. Class A	2,150,500	23,532,652
Techtronic Industries Co. Ltd.	2,524,500	3,720,162
Television Broadcasts Ltd.	561,000	3,184,897
Texwinca Holdings Ltd.	1,496,000	977,231
Wharf Holdings Ltd. (The)	2,805,000	9,486,161
Wing Hang Bank Ltd.	374,000	3,592,478
Yue Yuen Industrial Holdings Ltd.	1,122,000	3,246,215

		440,982,555

NEW ZEALAND – 1.79%
Auckland International Airport Ltd.	2,219,129	2,803,385
Contact Energy Ltd.	631,686	2,832,270
Fisher & Paykel Appliances Holdings Ltd.	561,561	1,323,251
Fisher & Paykel Healthcare Corp. Ltd.	1,130,789	3,005,041
Fletcher Building Ltd.	1,061,225	6,022,397
Kiwi Income Property Trust	1,326,204	1,215,294
Sky City Entertainment Group Ltd.	967,538	3,293,170
Sky Network Television Ltd. New	443,196	1,621,625
Telecom Corp. of New Zealand Ltd.	4,488,000	12,279,253
Tower Ltd.[2]	631,312	1,363,643
Vector Ltd.	574,519	827,313
Warehouse Group Ltd. (The)	293,964	962,071

		37,548,713

SINGAPORE – 10.11%
Allgreen Properties Ltd.	1,122,000	1,041,663
Ascendas Real Estate Investment Trust	2,057,000	2,694,531
CapitaLand Ltd.	2,618,000	7,924,253

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
CapitaMall Trust Management Ltd.[1]	1,870,000	$2,806,308
Chartered Semiconductor Manufacturing Ltd.[1,2]	2,618,000	2,130,891
City Developments Ltd.	1,122,000	7,027,661
ComfortDelGro Corp. Ltd.	4,114,000	3,924,075
COSCO Corp. (Singapore) Ltd.	1,870,000	1,819,344
Creative Technology Ltd.	205,700	1,347,266
DBS Group Holdings Ltd.	2,431,000	27,825,257
Fraser and Neave Ltd.	1,874,150	4,743,175
Haw Par Corp. Ltd.	187,397	703,067
Jardine Cycle & Carriage Ltd.	374,000	2,663,614
Keppel Corp. Ltd.	1,309,000	12,485,693
Keppel Land Ltd.	748,000	2,111,866
Neptune Orient Lines Ltd.	1,122,000	1,376,994
Olam International Ltd.	1,496,000	1,522,065
Oversea-Chinese Banking Corp.	5,610,600	23,011,808
Parkway Holdings Ltd.	1,371,000	2,092,331
SembCorp Industries Ltd.	1,870,240	4,138,646
SembCorp Marine Ltd.	1,122,000	2,468,600
Singapore Airlines Ltd.	1,309,000	10,987,409
Singapore Exchange Ltd.	1,683,000	4,259,405
Singapore Land Ltd.	374,000	1,664,759
Singapore Petroleum Co. Ltd.	374,000	1,151,062
Singapore Post Ltd.	3,366,000	2,183,213
Singapore Press Holdings Ltd.	3,366,517	8,520,118
Singapore Technologies Engineering Ltd.	2,992,000	5,555,539
Singapore Telecommunications Ltd.	15,989,327	25,316,943
SMRT Corp. Ltd.	1,496,000	1,017,881
STATS ChipPAC Ltd.[2]	3,740,000	2,402,009
Suntec REIT	1,870,000	1,545,848
United Overseas Bank Ltd.	2,618,000	25,970,241
United Overseas Land Ltd.	1,194,000	2,384,052
Want Want Holdings Ltd.	1,122,000	1,683,000
Wing Tai Holdings Ltd.	1,122,333	1,298,897

		211,799,484

TOTAL COMMON STOCKS (Cost: $1,626,476,942)		2,077,703,260

Security	Principal	Value
SHORT-TERM INVESTMENTS – 2.11%

CERTIFICATES OF DEPOSIT[4] – 0.09%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$258,749	$258,749
Societe Generale
5.33%, 12/08/06	369,642	369,642
Washington Mutual Bank
5.36%, 11/13/06	924,105	924,105
Wells Fargo Bank N.A.
4.78%, 12/05/06	295,714	295,714

		1,848,210

COMMERCIAL PAPER[4] – 0.34%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[5]	107,854	106,588
Atlantis One Funding
5.30%, 11/14/06[5]	507,178	501,655
Bank of America N.A.
5.27%, 09/15/06[5]	369,642	368,884
Barton Capital Corp.
5.27%, 09/06/06[5]	186,300	186,163
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[5]	187,379	185,338
CC USA Inc.
5.03%, 10/24/06[5]	73,928	73,381
Charta LLC
5.30%, 11/06/06[5]	369,642	366,050
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[5]	649,206	646,326
Curzon Funding LLC
5.29%, 11/17/06[5]	369,642	365,460
Edison Asset Securitization LLC
5.22%, 12/11/06[5]	272,692	268,699
Falcon Asset Securitization Corp.
5.30%, 11/06/06[5]	369,642	366,050
Five Finance Inc.
5.19%, 12/01/06[5]	166,339	164,157
General Electric Capital Services Inc.
5.22%, 12/11/06	36,964	36,423

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[5]	$369,642	$368,303
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[5]	177,428	175,965
KKR Pacific Funding Trust
5.29%, 09/14/06[5]	369,642	368,936
Landale Funding LLC
5.31%, 11/15/06[5]	288,321	285,134
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[5]	479,137	476,388
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[5]	328,981	328,581
Mont Blanc Capital Corp.
5.29%, 11/15/06[5]	238,419	235,791
Monument Gardens Funding LLC
5.28%, 09/21/06[5]	185,756	185,211
Nestle Capital Corp.
5.19%, 08/09/07	221,785	210,850
Park Granada LLC
5.30%, 09/01/06[5]	84,471	84,471
Regency Markets LLC
5.28%, 09/15/06	184,821	184,442
Solitaire Funding Ltd.
5.27%, 09/05/06[5]	277,231	277,069
Sydney Capital Corp.
5.27%, 09/12/06[5]	84,574	84,438
Tulip Funding Corp.
5.29%, 11/15/06[5]	194,957	192,808
White Pine Finance LLC
5.12%, 10/27/06[5]	69,862	69,306

		7,162,867

MEDIUM-TERM NOTES[4] – 0.07%
Bank of America N.A.
5.28%, 04/20/07	92,410	92,410
Cullinan Finance Corp.
5.71%, 06/28/07[5]	277,231	277,231
K2 USA LLC
5.39%, 06/04/07[5]	277,231	277,231

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$369,642	$370,008
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[5]	432,481	432,481
US Bank N.A.
2.85%, 11/15/06	73,928	73,649

		1,523,010

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[6,7]	177,436	177,436

		177,436

REPURCHASE AGREEMENTS[4] – 0.43%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $462,120 (collateralized by U.S. Government obligations, value $471,741, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$462,052	462,052
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $739,394 (collateralized by non-U.S. Government debt securities, value $762,185, 3.80% to 9.13%, 11/1/06 to 6/15/26).	739,284	739,284
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $554,546 (collateralized by non-U.S. Government debt securities, value $610,498, 0.08% to 6.43%, 9/25/20 to 7/25/36).	554,463	554,463

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,109,091 (collateralized by non-U.S. Government debt securities, value $1,158,750, 4.35% to 7.50%, 9/15/08 to 8/25/35).	$1,108,926	$1,108,926
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $221,819 (collateralized by non-U.S. Government debt securities, value $270,740, 0.00% to 10.00%, 6/1/28 to 8/24/36).	221,785	221,785
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $739,394 (collateralized by non-U.S. Government debt securities, value $754,785, 0.00% to 8.57%, 11/15/06 to 2/15/38).	739,284	739,284
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $369,697 (collateralized by non-U.S. Government debt securities, value $388,492, 5.36% to 9.01%, 10/27/10 to 2/18/20).	369,642	369,642
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $92,424 (collateralized by non-U.S. Government debt securities, value $97,126, 6.63% to 10.50%, 1/15/07 to 4/15/16).	92,410	92,410
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $739,394 (collateralized by non-U.S. Government debt securities, value $776,988, 0.51% to 8.89%, 8/5/18 to 9/25/46).	739,284	739,284
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $369,697 (collateralized by non-U.S. Government debt securities, value $388,504, 4.11% to 9.79%, 4/28/31 to 9/25/46).	369,642	369,642
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $406,668 (collateralized by non-U.S. Government debt securities, value $427,342, 3.44% to 15.15%, 12/1/08 to 3/1/36).	406,606	406,606
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $739,393 (collateralized by non-U.S. Government debt securities, value $776,999, 6.38% to 10.25%, 5/1/07 to 10/15/16).	739,284	739,284
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $739,394 (collateralized by non-U.S. Government debt securities, value $762,323, 0.00% to 10.13%, 10/15/06 to 7/1/26).	739,284	739,284

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $369,697 (collateralized by non-U.S. Government debt securities, value $388,672, 4.05% to 7.24%, 6/20/29 to 1/14/41).	$369,642	$369,642
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $129,395 (collateralized by non-U.S. Government debt securities, value $198,409, 0.00% to 10.00%, 9/1/06 to 8/31/36).	129,375	129,375
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $269,719 (collateralized by non-U.S. Government debt securities, value $402,830, 0.00% to 10.00%, 9/1/06 to 8/31/36).[8]	258,749	258,749
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $961,213 (collateralized by non-U.S. Government debt securities, value $1,010,080, 0.06% to 7.68%, 10/15/11 to 3/15/45).	961,069	961,069

		9,000,781

TIME DEPOSITS[4] – 0.00%
KBC Bank
5.31%, 09/01/06	77,998	77,998

		77,998

VARIABLE & FLOATING RATE NOTES[4] – 1.17%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[5]	946,283	946,405
American Express Bank
5.30%, 02/28/07	369,642	369,641
American Express Centurion Bank
5.42%, 07/19/07	406,606	407,018
American Express Credit Corp.
5.51%, 07/05/07	110,893	110,954
ASIF Global Financing
5.51%, 05/03/07[5]	36,964	36,978
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[5]	240,267	240,267
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[5]	535,981	536,003
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[5]	942,587	942,635
BMW US Capital LLC
5.33%, 09/14/07[5]	369,642	369,642
BNP Paribas
5.36%, 05/18/07[5]	683,838	683,838
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[5]	269,839	269,838
CC USA Inc.
5.48%, 07/30/07[5]	184,821	184,845
Commodore CDO Ltd.
5.38%, 06/12/07[5]	92,410	92,410
Credit Agricole SA
5.48%, 07/23/07	369,642	369,642
Credit Suisse First Boston NY
5.51%, 04/24/07	184,821	184,829
Cullinan Finance Corp.
5.36%, 04/25/07[5]	92,410	92,410
DEPFA Bank PLC
5.37%, 06/15/07	369,642	369,642
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[5]	425,088	425,115
Eli Lilly Services Inc.
5.37%, 08/31/07[5]	369,642	369,642

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Fifth Third Bancorp
5.30%, 09/21/07[5]	$739,284	$739,284
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[5]	369,642	369,614
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	388,124	388,215
Granite Master Issuer PLC
5.30%, 09/20/06	1,293,747	1,293,747
Harrier Finance Funding LLC
5.33%, 07/25/07[5]	110,893	110,913
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	554,463	554,550
HBOS Treasury Services PLC
5.53%, 07/24/07[5]	369,642	369,642
Holmes Financing PLC
5.40%, 07/16/07[5]	646,873	646,873
JP Morgan Chase & Co.
5.36%, 08/02/07	277,231	277,231
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[5]	277,231	277,220
Kestrel Funding LLC
5.31%, 07/11/07[5]	147,857	147,843
Kommunalkredit Austria AG
5.33%, 09/09/07[5]	221,785	221,785
Leafs LLC
5.33%, 01/22/07 - 02/20/07[5]	385,675	385,675
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[5]	462,052	461,949
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[5]	406,606	406,577
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[5]	162,874	162,874
Marshall & Ilsley Bank
5.31%, 09/14/07	203,303	203,303
Metropolitan Life Global Funding I
5.42%, 08/06/07[5]	554,463	554,463
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[5,8]	36,964	36,964
Monumental Global Funding II
5.49%, 12/27/06[5]	73,928	73,936
Mound Financing PLC
5.39%, 05/08/07[5]	347,463	347,463
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[5]	1,108,926	1,108,908
National City Bank of Indiana
5.37%, 05/21/07	184,821	184,832
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[5]	1,219,818	1,220,103
Newcastle Ltd.
5.35%, 04/24/07[5]	130,299	130,274
Northern Rock PLC
5.43%, 08/03/07[5]	443,570	443,581
Principal Life Global Funding I
5.80%, 02/08/07	166,339	166,680
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[5]	646,873	646,862
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[5]	369,642	369,642
Strips III LLC
5.38%, 07/24/07[5]	89,881	89,881
SunTrust Bank
5.37%, 05/01/07	369,642	369,657
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[5]	901,926	901,846
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[5]	517,499	517,499
US Bank N.A.
5.26%, 09/29/06	166,339	166,336
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[5]	551,584	551,584

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Wachovia Bank N.A.
5.36%, 05/22/07	$739,284	$739,284
Wells Fargo & Co.
5.34%, 09/14/07[5]	184,821	184,832
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[5]	277,231	277,230
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[5]	1,108,926	1,108,698
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[5]	234,431	234,431

		24,444,035

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,234,337)		44,234,337

TOTAL INVESTMENTS IN SECURITIES – 101.29% (Cost: $1,670,711,279)		2,121,937,597
Other Assets, Less Liabilities – (1.29)%		(27,006,675)

NET ASSETS – 100.00%		$2,094,930,922

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[6]	Affiliated issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 98.53%

AIRLINES – 4.68%
Singapore Airlines Ltd.	3,202,000	$26,876,765

		26,876,765

BANKS – 35.70%
DBS Group Holdings Ltd.	6,707,000	76,768,409
Oversea-Chinese Banking Corp.	14,513,000	59,524,895
United Overseas Bank Ltd.	6,941,000	68,853,873

		205,147,177

BEVERAGES – 2.78%
Fraser and Neave Ltd.	6,310,000	15,969,605

		15,969,605

COMPUTERS – 0.39%
Creative Technology Ltd.[1]	347,050	2,273,060

		2,273,060

DISTRIBUTION & WHOLESALE – 0.86%
Jardine Cycle & Carriage Ltd.	694,000	4,942,643

		4,942,643

DIVERSIFIED FINANCIAL SERVICES – 2.00%
Singapore Exchange Ltd.	4,546,000	11,505,202

		11,505,202

ELECTRONICS – 1.77%
Venture Corp. Ltd.	1,382,000	10,194,074

		10,194,074

ENGINEERING & CONSTRUCTION – 4.39%
SembCorp Industries Ltd.	5,048,000	11,170,698
Singapore Technologies Engineering Ltd.	7,572,000	14,059,672

		25,230,370

FOOD – 1.34%
Olam International Ltd.	3,786,000	3,851,965
Want Want Holdings Ltd.	2,570,000	3,855,000

		7,706,965

HEALTH CARE – SERVICES – 0.84%
Parkway Holdings Ltd.	3,155,000	4,814,956

		4,814,956

HOLDING COMPANIES – DIVERSIFIED – 5.84%
Haw Par Corp. Ltd.	631,000	2,367,353
Keppel Corp. Ltd.	2,862,000	27,298,741
Noble Group Ltd.[1]	5,679,000	3,900,114

		33,566,208

MEDIA – 4.17%
Singapore Press Holdings Ltd.	9,465,000	23,954,407

		23,954,407

OIL & GAS – 0.34%
Singapore Petroleum Co. Ltd.	631,000	1,942,032

		1,942,032

REAL ESTATE – 11.01%
Allgreen Properties Ltd.[1]	2,524,000	2,343,279
CapitaLand Ltd.	7,304,000	22,107,999
City Developments Ltd.	2,929,000	18,345,829
Keppel Land Ltd.[1]	1,994,000	5,629,760
Singapore Land Ltd.	1,262,000	5,617,449
UOL Group Ltd.	3,155,000	6,299,568
Wing Tai Holdings Ltd.	2,524,000	2,921,073

		63,264,957

REAL ESTATE INVESTMENT TRUSTS – 3.34%
Ascendas Real Estate Investment Trust	5,679,000	7,439,107
CapitaMall Trust Management Ltd.[1]	5,048,000	7,575,531
Suntec REIT	5,048,000	4,172,962

		19,187,600

SEMICONDUCTORS – 1.74%
Chartered Semiconductor Manufacturing Ltd.[1,2]	6,310,000	5,135,953
STATS ChipPAC Ltd.[2]	7,572,000	4,863,106

		9,999,059

SHIPBUILDING – 1.21%
SembCorp Marine Ltd.	3,155,000	6,941,562

		6,941,562

TELECOMMUNICATIONS – 11.73%
Singapore Telecommunications Ltd.	42,561,567	67,390,501

		67,390,501

TRANSPORTATION – 4.40%
ComfortDelGro Corp. Ltd.	10,096,000	9,629,912
COSCO Corp. (Singapore) Ltd.	4,417,000	4,297,348
Neptune Orient Lines Ltd.	3,155,000	3,872,027

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
Singapore Post Ltd.	87,572,000	$4,911,255
SMRT Corp. Ltd.	3,786,000	2,576,001

		25,286,543

TOTAL COMMON STOCKS (Cost: $493,993,836)		566,193,686

SHORT-TERM INVESTMENTS – 1.63%

CERTIFICATES OF DEPOSIT[3] – 0.07%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$53,012	53,012
Societe Generale
5.33%, 12/08/06	75,731	75,731
Washington Mutual Bank
5.36%, 11/13/06	189,328	189,328
Wells Fargo Bank N.A.
4.78%, 12/05/06	60,585	60,585

		378,656

COMMERCIAL PAPER[3] – 0.26%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	22,097	21,843
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	75,731	75,576
Atlantis One Funding
5.30%, 11/14/06[4]	103,909	102,777
Barton Capital Corp.
5.27%, 09/06/06[4]	38,169	38,141
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	38,390	37,971
CC USA Inc.
5.03%, 10/24/06[4]	15,146	15,034
Charta LLC
5.30%, 11/06/06[4]	75,731	74,995
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	133,007	132,418
Curzon Funding LLC
5.29%, 11/17/06[4]	75,731	74,874
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	55,868	55,050

Security	Principal	Value
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	$75,731	$74,995
Five Finance Inc.
5.19%, 12/01/06[4]	34,079	33,632
General Electric Capital Services Inc.
5.22%, 12/11/06	7,573	7,462
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	75,731	75,457
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	36,351	36,052
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	75,731	75,586
Landale Funding LLC
5.31%, 11/15/06[4]	59,070	58,417
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	98,164	97,601
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	67,401	67,319
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	48,847	48,308
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	38,057	37,946
Nestle Capital Corp.
5.19%, 08/09/07	45,439	43,198
Park Granada LLC
5.30%, 09/01/06[4]	17,306	17,306
Regency Markets LLC
5.28%, 09/15/06	37,866	37,788
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	56,798	56,765
Sydney Capital Corp.
5.27%, 09/12/06[4]	17,327	17,299
Tulip Funding Corp.
5.29%, 11/15/06[4]	39,942	39,502

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
White Pine Finance LLC
5.12%, 10/27/06[4]	$14,313	$14,199

		1,467,511

MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	18,933	18,933
Cullinan Finance Corp.
5.71%, 06/28/07[4]	56,798	56,798
K2 USA LLC
5.39%, 06/04/07[4]	56,798	56,798
Marshall & Ilsley Bank
5.18%, 12/15/06	75,731	75,806
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	88,605	88,606
US Bank N.A.
2.85%, 11/15/06	15,146	15,089

		312,030

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[5,6]	345,991	345,991

		345,991

REPURCHASE AGREEMENTS[3] – 0.32%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $94,678 (collateralized by U.S. Government obligations, value $96,649, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$94,664	94,664
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $151,485 (collateralized by non-U.S. Government debt securities, value $156,154, 3.80% to 9.13%, 11/1/06 to 6/15/26).	151,462	151,462

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $113,614 (collateralized by non-U.S. Government debt securities, value $125,077, 0.08% to 6.43%, 9/25/20 to 7/25/36).	$113,597	$113,597
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $227,227 (collateralized by non-U.S. Government debt securities, value $237,401, 4.35% to 7.50%, 9/15/08 to 8/25/35).	227,193	227,193
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $45,446 (collateralized by non-U.S. Government debt securities, value $55,468, 0.00% to 10.00%, 6/1/28 to 8/24/36).	45,439	45,439
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $151,485 (collateralized by non-U.S. Government debt securities, value $154,638, 0.00% to 8.57%, 11/15/06 to 2/15/38).	151,462	151,462
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $75,742 (collateralized by non-U.S. Government debt securities, value $79,593, 5.36% to 9.01%, 10/27/10 to 2/18/20).	75,731	75,731

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2006

Security	Principal	Value
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $18,936 (collateralized by non-U.S. Government debt securities, value $19,899, 6.63% to 10.50%, 1/15/07 to 4/15/16).	$18,933	$18,933
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $151,485 (collateralized by non-U.S. Government debt securities, value $159,187, 0.51% to 8.89%, 8/5/18 to 9/25/46).	151,462	151,462
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $75,742 (collateralized by non-U.S. Government debt securities, value $79,595, 4.11% to 9.79%, 4/28/31 to 9/25/46).	75,731	75,731
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $83,317 (collateralized by non-U.S. Government debt securities, value $87,553, 3.44% to 15.15%, 12/1/08 to 3/1/36).	83,304	83,304
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $151,485 (collateralized by non-U.S. Government debt securities, value $159,189, 6.38% to 10.25%, 5/1/07 to 10/15/16).	151,463	151,463
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $151,485 (collateralized by non-U.S. Government debt securities, value $156,183, 0.00% to 10.13%, 10/15/06 to 7/1/26).	151,462	151,462
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $75,742 (collateralized by non-U.S. Government debt securities, value $79,630, 4.05% to 7.24%, 6/20/29 to 1/14/41).	75,731	75,731
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $26,510 (collateralized by non-U.S. Government debt securities, value $40,649, 0.00% to 10.00%, 9/1/06 to 8/31/36).	26,506	26,506
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $55,260 (collateralized by non-U.S. Government debt securities, value $82,531, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	53,012	53,012
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $196,930 (collateralized by non-U.S. Government debt securities, value $206,942, 0.06% to 7.68%, 10/15/11 to 3/15/45).	196,901	196,901

		1,844,053

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2006

Security	Principal	Value
TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	$15,980	$15,980

		15,980

VARIABLE & FLOATING RATE NOTES[3] – 0.87%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	193,872	193,896
American Express Bank
5.30%, 02/28/07	75,731	75,731
American Express Centurion Bank
5.42%, 07/19/07	83,304	83,389
American Express Credit Corp.
5.51%, 07/05/07	22,719	22,732
ASIF Global Financing
5.51%, 05/03/07[4]	7,573	7,576
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	49,225	49,225
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	109,810	109,815
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	193,114	193,124
BMW US Capital LLC
5.33%, 09/14/07[4]	75,731	75,731
BNP Paribas
5.36%, 05/18/07[4]	140,103	140,103
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	55,284	55,283
CC USA Inc.
5.48%, 07/30/07[4]	37,866	37,871
Commodore CDO Ltd.
5.38%, 06/12/07[4]	18,933	18,933
Credit Agricole SA
5.48%, 07/23/07	75,731	75,731
Credit Suisse First Boston NY
5.51%, 04/24/07	37,866	37,867
Cullinan Finance Corp.
5.36%, 04/25/07[4]	18,933	18,933
DEPFA Bank PLC
5.37%, 06/15/07	75,731	75,731
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	87,091	87,096
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	75,731	75,731
Fifth Third Bancorp
5.30%, 09/21/07[4]	151,462	151,462
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	75,731	75,725
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	79,518	79,537
Granite Master Issuer PLC
5.30%, 09/20/06	265,059	265,059
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	22,719	22,724
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	113,597	113,614
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	75,731	75,731
Holmes Financing PLC
5.40%, 07/16/07[4]	132,530	132,530
JP Morgan Chase & Co.
5.36%, 08/02/07	56,798	56,798
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	56,798	56,796
Kestrel Funding LLC
5.31%, 07/11/07[4]	30,292	30,290
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	45,439	45,439
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	79,016	79,016
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	94,664	94,643
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	83,304	83,299

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2006

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	$33,369	$33,369
Marshall & Ilsley Bank
5.31%, 09/14/07	41,652	41,652
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	113,597	113,597
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	7,573	7,573
Monumental Global Funding II
5.49%, 12/27/06[4]	15,146	15,148
Mound Financing PLC
5.39%, 05/08/07[4]	71,187	71,187
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	227,193	227,189
National City Bank of Indiana
5.37%, 05/21/07	37,866	37,868
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	249,913	249,971
Newcastle Ltd.
5.35%, 04/24/07[4]	26,695	26,690
Northern Rock PLC
5.43%, 08/03/07[4]	90,877	90,880
Principal Life Global Funding I
5.80%, 02/08/07	34,079	34,149
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 8/21/07[4]	132,530	132,527
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	75,731	75,731
Strips III LLC
5.38%, 07/24/07[4]	18,415	18,415
SunTrust Bank
5.37%, 05/01/07	75,731	75,734
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	184,784	184,767
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	106,024	106,023
US Bank N.A.
5.26%, 09/29/06	34,079	34,078
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	113,007	113,007
Wachovia Bank N.A.
5.36%, 05/22/07	151,462	151,462
Wells Fargo & Co.
5.34%, 09/14/07[4]	37,866	37,868
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	56,798	56,798
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	227,193	227,147
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	48,029	48,029

		5,008,020

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,372,241)		9,372,241

TOTAL INVESTMENTS IN SECURITIES – 100.16% (Cost: $503,366,077)		575,565,927
Other Assets, Less Liabilities – (0.16)%		(946,164)

NET ASSETS – 100.00%		$574,619,763

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%

BANKS – 13.84%
FirstRand Ltd.	4,992,667	$12,360,486
Nedbank Group Ltd.	355,508	5,446,027
Standard Bank Group Ltd.	2,170,319	23,428,007

		41,234,520

BUILDING MATERIALS – 0.44%
Pretoria Portland Cement Co. Ltd.	24,278	1,309,867

		1,309,867

DIVERSIFIED FINANCIAL SERVICES – 2.37%
African Bank Investments Ltd.	841,861	2,969,282
Alexander Forbes Ltd.[1]	627,446	1,228,785
Investec Ltd.	58,438	2,853,006

		7,051,073

ELECTRONICS – 1.04%
Reunert Ltd.	310,917	3,113,482

		3,113,482

ENGINEERING & CONSTRUCTION – 1.61%
Aveng Ltd.	708,698	2,624,443
Murray & Roberts Holdings Ltd.	534,909	2,162,635

		4,787,078

FOOD – 3.46%
Shoprite Holdings Ltd.	770,308	2,638,919
SPAR Group Ltd. (The)	303,536	1,574,514
Tiger Brands Ltd.	288,591	6,104,040

		10,317,473

FOREST PRODUCTS & PAPER – 1.55%
Sappi Ltd.	363,072	4,620,230

		4,620,230

HEALTH CARE – PRODUCTS – 0.59%
Aspen Pharmacare Holdings Ltd.[1]	379,542	1,754,526

		1,754,526

HEALTH CARE – SERVICES – 1.23%
Network Healthcare Holdings Ltd.[1]	2,259,562	3,666,696

		3,666,696

HOLDING COMPANIES – DIVERSIFIED – 7.82%
AVI Ltd.	546,987	1,214,599
Barloworld Ltd.	388,143	7,307,963
Bidvest Group Ltd.	460,123	6,962,471
Imperial Holdings Ltd.[1]	332,999	6,581,464
Tongaat-Hulett Group Ltd.	93,696	1,218,308

		23,284,805

HOME FURNISHINGS – 2.15%
Lewis Group Ltd.	168,299	1,161,286
Steinhoff International Holdings Ltd.	1,608,204	5,248,411

		6,409,697

INSURANCE – 4.09%
Liberty Group Ltd.	198,372	1,953,180
Metropolitan Holdings Ltd.	1,004,365	1,681,371
Sanlam Ltd.	4,067,907	8,547,682

		12,182,233

IRON & STEEL – 1.27%
Mittal Steel South Africa Ltd.	357,033	3,778,310

		3,778,310

MEDIA – 3.08%
Naspers Ltd.	531,920	9,185,026

		9,185,026

MINING – 24.73%
Anglo Platinum Ltd.	116,754	13,084,221
AngloGold Ashanti Ltd.	268,888	12,190,957
Gold Fields Ltd.	878,522	17,058,680
Harmony Gold Mining Co. Ltd.[1]	597,617	8,122,950
Impala Platinum Holdings Ltd.	113,399	20,996,902
Kumba Resources Ltd.	109,373	2,206,726

		73,660,436

OIL & GAS – 12.00%
Sasol Ltd.	1,031,266	35,758,183

		35,758,183

PACKAGING & CONTAINERS – 1.14%
Consol Ltd.	557,906	1,191,644
Nampak Ltd.	927,139	2,206,617

		3,398,261

REAL ESTATE – 0.45%
Allan Gray Property Trust	1,806,515	1,330,457

		1,330,457

RETAIL – 6.72%
Edgars Consolidated Stores Ltd.	889,502	3,496,323
Ellerine Holdings Ltd.	187,575	1,743,069

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2006

Security	Shares	Value
Foschini Ltd.	364,353	$2,274,048
JD Group Ltd.	318,176	2,939,046
Massmart Holdings Ltd.	355,447	2,716,877
Pick’n Pay Stores Ltd.	388,082	1,636,296
Truworths International Ltd.	831,979	2,644,793
Woolworths Holdings Ltd.	1,402,756	2,573,989

		20,024,441

TELECOMMUNICATIONS – 9.69%
MTN Group Ltd.	2,372,595	18,822,806
Telkom South Africa Ltd.	532,042	10,035,744

		28,858,550

TRANSPORTATION – 0.60%
Grindrod Ltd.	583,709	1,041,933
Super Group Ltd.[1]	500,871	756,517

		1,798,450

TOTAL COMMON STOCKS (Cost: $340,521,315)		297,523,794

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[2,3]	115,792	115,792

		115,792

TOTAL SHORT-TERM INVESTMENTS (Cost: $115,792)		115,792

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $340,637,107)		297,639,586
Other Assets, Less Liabilities – 0.09%		258,282

NET ASSETS – 100.00%		$297,897,868

[1]	Non-income earning security.
[2]	Affiliated issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 97.16%

ADVERTISING – 0.26%
Cheil Communications Inc.	21,150	$4,256,396

		4,256,396

AEROSPACE & DEFENSE – 0.39%
Hanjin Heavy Industries & Construction Co. Ltd.	232,650	6,339,501

		6,339,501

AGRICULTURE – 1.99%
KT&G Corp.[1]	549,900	32,256,225

		32,256,225

AIRLINES – 0.51%
Asiana Airlines[2]	437,100	2,759,435
Korean Air Co. Ltd.	176,250	5,554,212

		8,313,647

AUTO MANUFACTURERS – 4.70%
Hyundai Motor Co. Ltd.	733,200	61,767,239
Kia Motors Corp.[1]	902,400	14,359,563

		76,126,802

AUTO PARTS & EQUIPMENT – 1.97%
Hankook Tire Co. Ltd.	507,600	6,757,442
Hyundai Mobis	274,956	25,193,576

		31,951,018

BANKS – 9.47%
Daegu Bank	585,150	9,798,143
Kookmin Bank	1,621,509	131,204,784
Korea Exchange Bank[2]	465,300	5,637,800
Pusan Bank	535,800	6,882,091

		153,522,818

BEVERAGES – 0.30%
Hite Brewery Co. Ltd.	42,300	4,795,320

		4,795,320

CHEMICALS – 1.78%
Hanwha Chemical Corp.	232,650	2,359,165
Honam Petrochemical Corp.	63,450	3,292,933
KCC Corp.	21,150	5,367,239
Korea Zinc Co. Ltd.	63,450	5,477,223
LG Chem Ltd.	211,500	8,611,779
LG Petrochemical Co. Ltd.	98,715	2,145,755
Samsung Fine Chemicals Co. Ltd.[1]	63,450	1,583,775

		28,837,869

COMMERCIAL SERVICES – 0.25%
S1 Corp.	98,700	4,029,095

		4,029,095

COSMETICS & PERSONAL CARE – 0.61%
AmorePacific Corp.[1,2]	19,350	8,412,168
Pacific Corp.[1]	11,729	1,518,732

		9,930,900

DISTRIBUTION & WHOLESALE – 2.00%
Daewoo International Corp.[1]	204,450	7,973,869
Hyosung Corp.[2]	5	91
LG International Corp.	260,850	5,846,404
Samsung Corp.	655,650	18,547,769

		32,368,133

DIVERSIFIED FINANCIAL SERVICES – 8.27%
Daewoo Securities Co. Ltd.[1]	564,000	9,825,273
Daishin Securities Co. Ltd.[1]	176,250	3,574,493
Hana Financial Group Inc.	542,851	23,402,157
Hyundai Securities Co. Ltd.	542,850	7,085,562
Korea Investment Holdings Co. Ltd.[1]	176,255	7,130,858
Mirae Asset Securities Co. Ltd.	63,450	3,992,434
Samsung Securities Co.	267,900	15,630,983
Shinhan Financial Group Ltd.	1,071,600	48,313,947
Tong Yang Investment Bank[2]	387,750	5,343,409
Woori Investment & Securities Co.[1]	451,200	9,854,602

		134,153,718

ELECTRIC – 2.95%
Korea Electric Power Corp.	1,247,850	47,759,626

		47,759,626

ELECTRICAL COMPONENTS & EQUIPMENT – 24.27%
LG Electronics Inc.	493,506	33,054,380
LS Cable Ltd.	91,650	3,069,298
Samsung Electronics Co. Ltd.[1]	528,750	357,449,298

		393,572,976

ELECTRONICS – 3.79%
Daeduck Electronics Co. Ltd.	458,251	3,941,483
Hyundai Autonet Co. Ltd.[1,2]	479,400	5,434,696
LG.Philips LCD Co. Ltd.[1,2]	465,300	18,631,357

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Shares	Value
Samsung Electro-Mechanics Co. Ltd.[1,2]	458,250	$17,610,335
Samsung SDI Co. Ltd.	190,350	15,758,565

		61,376,436

ENGINEERING & CONSTRUCTION – 3.06%
Daelim Industrial Co. Ltd.[1]	119,850	7,678,378
Daewoo Engineering & Construction Co. Ltd.	733,200	13,421,030
GS Engineering & Construction Corp.	169,200	11,579,158
Hyundai Engineering & Construction Co. Inc.[1,2]	183,300	9,684,493
Samsung Engineering Co. Ltd.	155,100	7,202,512

		49,565,571

ENVIRONMENTAL CONTROL – 0.28%
Woongjin Coway Co. Ltd.[1]	197,400	4,516,693

		4,516,693

FOOD – 1.27%
CJ Corp.[1]	91,650	9,627,301
Lotte Confectionery Co. Ltd.	3,500	4,393,656
Nong Shim Co. Ltd.[1]	14,102	3,395,333
ORION Corp.	14,109	3,110,877

		20,527,167

HOLDING COMPANIES – DIVERSIFIED – 0.00%
GS Holdings Corp.	2	65
LG Corp.	3	89

		154

HOME BUILDERS – 0.78%
Hyundai Development Co.	310,217	12,711,960

		12,711,960

HOUSEHOLD PRODUCTS & WARES – 0.27%
LG Household & Health Care Ltd.[1]	56,400	4,334,852

		4,334,852

INSURANCE – 2.38%
Dongbu Insurance Co. Ltd.	183,300	4,127,348
Hyundai Marine & Fire Insurance Co. Ltd.[2]	345,450	4,598,814
Korean Reinsurance Co.	352,500	4,179,407
Samsung Fire & Marine Insurance Co. Ltd.	183,300	25,736,349

		38,641,918

INTERNET – 1.49%
Daum Communications Corp.[1,2]	56,643	2,939,663
NCsoft Corp.[1,2]	70,500	3,908,112
NHN Corp.[2]	184,005	17,376,655

		24,224,430

IRON & STEEL – 5.63%
Dongkuk Steel Mill Co. Ltd.	162,161	2,816,525
POSCO	352,500	88,537,442

		91,353,967

LODGING – 0.59%
Kangwon Land Inc.	507,602	9,608,275

		9,608,275

MACHINERY – DIVERSIFIED – 0.32%
Doosan Infracore Co. Ltd.[1]	303,150	5,233,791

		5,233,791

MANUFACTURING – 0.52%
Cheil Industries Inc.[1]	218,550	8,387,410

		8,387,410

MINING – 0.12%
Poongsan Corp.[1]	91,668	1,997,342

		1,997,342

MULTIPLE UTILITIES – 0.82%
KT Freetel	458,250	13,273,284

		13,273,284

OIL & GAS – 2.94%
SK Corp.	514,650	33,132,434
S-Oil Corp.	211,500	14,451,950

		47,584,384

PHARMACEUTICALS – 0.54%
Dong-A Pharmaceutical Co. Ltd.	9	658
Hanmi Pharm Co. Ltd.[1]	28,200	3,314,197
Yuhan Corp.[1]	35,259	5,482,289

		8,797,144

RETAIL – 3.24%
Hyundai Department Store Co. Ltd.	70,500	5,484,555
Lotte Shopping Co. Ltd.	35,250	12,006,630

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Shares	Value
Shinsegae Co. Ltd.	70,500	$34,975,039

		52,466,224

SEMICONDUCTORS – 0.50%
Samsung Techwin Co. Ltd.	232,650	8,154,243

		8,154,243

SHIPBUILDING – 4.28%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	472,350	14,590,530
Hyundai Heavy Industries Co. Ltd.	225,600	28,625,273
Hyundai Mipo Dockyard	56,400	5,807,176
Samsung Heavy Industries Co. Ltd.[1]	853,050	20,405,772

		69,428,751

TELECOMMUNICATIONS – 4.29%
KT Corp.	472,361	20,608,990
KT Corp. ADR	423,000	9,348,300
SK Telecom Co. Ltd.	125,020	24,314,862
SK Telecom Co. Ltd. ADR	699,360	15,315,984

		69,588,136

TRANSPORTATION – 0.33%
Hanjin Shipping Co. Ltd.	232,650	5,323,245

		5,323,245

TOTAL COMMON STOCKS (Cost: $1,063,315,502)		1,575,309,421

PREFERRED STOCKS – 2.75%

AUTO MANUFACTURERS – 0.59%
Hyundai Motor Co. Ltd.	190,350	9,522,449

		9,522,449

ELECTRICAL COMPONENTS & EQUIPMENT – 2.16%
LG Electronics Inc.	148,050	5,735,686
Samsung Electronics Co. Ltd.	56,400	29,329,173

		35,064,859

TOTAL PREFERRED STOCKS (Cost: $39,660,545)		44,587,308

Security	Principal	Value
SHORT-TERM INVESTMENTS – 6.73%

CERTIFICATES OF DEPOSIT[3] – 0.28%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$626,931	$626,931
Societe Generale
5.33%, 12/08/06	895,615	895,615
Washington Mutual Bank
5.36%, 11/13/06	2,239,038	2,239,038
Wells Fargo Bank N.A.
4.78%, 12/05/06	716,492	716,492

		4,478,076

COMMERCIAL PAPER[3] – 1.07%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	261,323	258,252
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	895,615	893,780
Atlantis One Funding
5.30%, 11/14/06[4]	1,228,856	1,215,468
Barton Capital Corp.
5.27%, 09/06/06[4]	451,390	451,060
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	454,005	449,059
CC USA Inc.
5.03%, 10/24/06[4]	179,123	177,797
Charta LLC
5.30%, 11/06/06[4]	895,615	886,913
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	1,572,978	1,566,001
Curzon Funding LLC
5.29%, 11/17/06[4]	895,615	885,482
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	660,713	651,037
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	895,615	886,913
Five Finance Inc.
5.19%, 12/01/06[4]	403,027	397,739
General Electric Capital Services Inc.
5.22%, 12/11/06	89,562	88,250

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Principal	Value
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	$895,615	$892,370
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	429,895	426,349
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	895,615	893,904
Landale Funding LLC
5.31%, 11/15/06[4]	698,580	690,859
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	1,160,914	1,154,254
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	797,098	796,128
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	577,672	571,305
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	450,073	448,753
Nestle Capital Corp.
5.19%, 08/09/07	537,369	510,874
Park Granada LLC
5.30%, 09/01/06[4]	204,666	204,666
Regency Markets LLC
5.28%, 09/15/06	447,808	446,889
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	671,711	671,318
Sydney Capital Corp.
5.27%, 09/12/06[4]	204,917	204,587
Tulip Funding Corp.
5.29%, 11/15/06[4]	472,365	467,160
White Pine Finance LLC
5.12%, 10/27/06[4]	169,271	167,923

		17,355,090

MEDIUM-TERM NOTES[3] – 0.23%
Bank of America N.A.
5.28%, 04/20/07	223,904	223,904
Cullinan Finance Corp.
5.71%, 06/28/07[4]	671,711	671,711
K2 USA LLC
5.39%, 06/04/07[4]	671,711	671,711

Security	Shares or Principal	Value
Marshall & Ilsley Bank
5.18%, 12/15/06	$895,615	$896,502
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	1,047,870	1,047,869
US Bank N.A.
2.85%, 11/15/06	179,123	178,446

		3,690,143

MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	2,285,879	2,285,879

		2,285,879

REPURCHASE AGREEMENTS[3] – 1.35%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $1,119,684 (collateralized by U.S. Government obligations, value $1,142,993, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$1,119,519	1,119,519
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,791,497 (collateralized by non-U.S. Government debt securities, value $1,846,719, 3.80% to 9.13%, 11/1/06 to 6/15/26).	1,791,230	1,791,230
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $1,343,623 (collateralized by non-U.S. Government debt securities, value $1,479,192, 0.08% to 6.43%, 9/25/20 to 7/25/36).	1,343,423	1,343,423

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $2,687,245 (collateralized by non-U.S. Government debt securities, value $2,807,565, 4.35% to 7.50%, 9/15/08 to 8/25/35).	$2,686,845	$2,686,845
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $537,451 (collateralized by non-U.S. Government debt securities, value $655,983, 0.00% to 10.00%, 6/1/28 to 8/24/36).	537,369	537,369
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $1,791,496 (collateralized by non-U.S. Government debt securities, value $1,828,789, 0.00% to 8.57%, 11/15/06 to 2/15/38).	1,791,230	1,791,230
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $895,748 (collateralized by non-U.S. Government debt securities, value $941,289, 5.36% to 9.01%, 10/27/10 to 2/18/20).	895,615	895,615
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $223,938 (collateralized by non-U.S. Government debt securities, value $235,330, 6.63% to 10.50%, 1/15/07 to 4/15/16).	223,904	223,904
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,791,497 (collateralized by non-U.S. Government debt securities, value $1,882,585, 0.51% to 8.89%, 8/5/18 to 9/25/46).	1,791,230	1,791,230
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $895,749 (collateralized by non-U.S. Government debt securities, value $941,316, 4.11% to 9.79%, 4/28/31 to 9/25/46).	895,615	895,615
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $985,326 (collateralized by non-U.S. Government debt securities, value $1,035,418, 3.44% to 15.15%, 12/1/08 to 3/1/36).	985,177	985,177
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $1,791,496 (collateralized by non-U.S. Government debt securities, value $1,882,611, 6.38% to 10.25%, 5/1/07 to 10/15/16).	1,791,231	1,791,231
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,791,497 (collateralized by non-U.S. Government debt securities, value $1,847,053, 0.00% to 10.13%, 10/15/06 to 7/1/26).	1,791,230	1,791,230

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $895,748 (collateralized by non-U.S. Government debt securities, value $941,723, 4.05% to 7.24%, 6/20/29 to 1/14/41).	$895,615	$895,615
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $313,513 (collateralized by non-U.S. Government debt securities, value $480,730, 0.00% to 10.00%, 9/1/06 to 8/31/36).	313,465	313,465
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $653,511 (collateralized by non-U.S. Government debt securities, value $976,027, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	626,931	626,931
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $2,328,947 (collateralized by non-U.S. Government debt securities, value $2,447,351, 0.06% to 7.68%, 10/15/11 to 3/15/45).	2,328,599	2,328,599

		21,808,228

TIME DEPOSITS[3] – 0.01%
KBC Bank
5.31%, 09/01/06	188,984	188,984

		188,984

VARIABLE & FLOATING RATE NOTES[3] – 3.65%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	2,292,778	2,293,075
American Express Bank
5.30%, 02/28/07	895,615	895,612
American Express Centurion Bank
5.42%, 07/19/07	985,177	986,175
American Express Credit Corp.
5.51%, 07/05/07	268,685	268,834
ASIF Global Financing
5.51%, 05/03/07[4]	89,562	89,595
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	582,150	582,150
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	1,298,642	1,298,696
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	2,283,819	2,283,935
BMW US Capital LLC
5.33%, 09/14/07[4]	895,615	895,615
BNP Paribas
5.36%, 05/18/07[4]	1,656,888	1,656,888
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	653,799	653,799
CC USA Inc.
5.48%, 07/30/07[4]	447,808	447,866
Commodore CDO Ltd.
5.38%, 06/12/07[4]	223,904	223,904
Credit Agricole SA
5.48%, 07/23/07	895,615	895,615
Credit Suisse First Boston NY
5.51%, 04/24/07	447,808	447,828
Cullinan Finance Corp.
5.36%, 04/25/07[4]	223,904	223,904
DEPFA Bank PLC
5.37%, 06/15/07	895,615	895,615
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	1,029,957	1,030,024
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	895,615	895,615
Fifth Third Bancorp
5.30%, 09/21/07[4]	1,791,230	1,791,230

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Principal	Value
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	$895,615	$895,547
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	940,396	940,616
Granite Master Issuer PLC
5.30%, 09/20/06	3,134,653	3,134,653
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	268,685	268,734
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	1,343,423	1,343,633
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	895,615	895,615
Holmes Financing PLC
5.40%, 07/16/07[4]	1,567,327	1,567,327
JP Morgan Chase & Co.
5.36%, 08/02/07	671,711	671,711
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	671,711	671,682
Kestrel Funding LLC
5.31%, 07/11/07[4]	358,246	358,213
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	537,369	537,369
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	934,461	934,461
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	1,119,519	1,119,269
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	985,177	985,107
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	394,633	394,633
Marshall & Ilsley Bank
5.31%, 09/14/07	492,588	492,588
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	1,343,423	1,343,423
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	89,562	89,562
Monumental Global Funding II
5.49%, 12/27/06[4]	179,123	179,142
Mound Financing PLC
5.39%, 05/08/07[4]	841,878	841,878
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	2,686,846	2,686,802
National City Bank of Indiana
5.37%, 05/21/07	447,808	447,835
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	2,955,530	2,956,218
Newcastle Ltd.
5.35%, 04/24/07[4]	315,704	315,644
Northern Rock PLC
5.43%, 08/03/07[4]	1,074,738	1,074,764
Principal Life Global Funding I
5.80%, 02/08/07	403,027	403,853
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	1,567,327	1,567,297
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	895,615	895,615
Strips III LLC
5.38%, 07/24/07[4]	217,776	217,776
SunTrust Bank
5.37%, 05/01/07	895,615	895,652
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	2,185,301	2,185,107
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	1,253,861	1,253,861
US Bank N.A.
5.26%, 09/29/06	403,027	403,019
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	1,336,448	1,336,448
Wachovia Bank N.A.
5.36%, 05/22/07	1,791,230	1,791,230
Wells Fargo & Co.
5.34%, 09/14/07[4]	447,808	447,835

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2006

Security	Principal	Value
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	$671,711	$671,707
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	2,686,846	2,686,295
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	568,008	568,008

		59,226,104

TOTAL SHORT-TERM INVESTMENTS (Cost: $109,032,504)		109,032,504

TOTAL INVESTMENTS IN SECURITIES – 106.64% (Cost: $1,212,008,551)		1,728,929,233
Other Assets, Less Liabilities – (6.64)%		(107,595,545)

NET ASSETS – 100.00%		$1,621,333,688

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 98.54%

AIRLINES – 0.39%
China Airlines[1]	9,039,907	$3,803,242
EVA Airways Corp.	9,039,396	3,542,169

		7,345,411

APPAREL – 0.49%
Pou Chen Corp.	12,654,541	9,244,888

		9,244,888

AUTO MANUFACTURERS – 0.43%
China Motor Co. Ltd.	3,071,759	2,323,414
Yulon Motor Co. Ltd.	6,026,483	5,812,298

		8,135,712

AUTO PARTS & EQUIPMENT – 0.15%
Cheng Shin Rubber Industry Co. Ltd.	3,427,039	2,878,421

		2,878,421

BANKS – 8.02%
Chang Hwa Commercial Bank Ltd.[1]	30,130,446	17,847,621
Chinatrust Financial Holding Co. Ltd.	43,867,566	28,716,465
E.Sun Financial Holding Co. Ltd.	21,091,378	12,557,443
First Financial Holding Co. Ltd.	30,882,867	19,794,304
Hua Nan Financial Holdings Co. Ltd.	24,104,965	15,157,132
Mega Financial Holding Co. Ltd.	63,273,136	41,996,295
Taishin Financial Holdings Co. Ltd.[1]	33,143,439	15,806,561

		151,875,821

BUILDING MATERIALS – 1.21%
Asia Cement Corp.	9,761,860	6,479,242
Taiwan Cement Corp.	18,361,156	12,242,630
Taiwan Glass Industrial Corp.	6,026,288	4,164,582

		22,886,454

CHEMICALS – 7.16%
Eternal Chemical Co. Ltd.	3,319,911	4,396,966
Formosa Chemicals & Fibre Co.	21,091,393	30,400,565
Formosa Plastic Co.	30,130,111	41,003,310
Nan Ya Plastic Corp.	36,156,447	48,874,906
Oriental Union Chemical Corp.	3,465,063	1,852,525
Taiwan Fertilizer Co. Ltd.	6,026,000	9,060,966

		135,589,238

COMMERCIAL SERVICES – 0.28%
Taiwan Secom Co. Ltd.	3,013,610	5,346,137

		5,346,137

COMPUTERS – 10.47%
Acer Inc.	18,078,663	27,897,815
Advantech Co. Ltd.	3,057,733	8,638,189
Benq Corp.[1]	15,065,019	7,802,508
CMC Magnetics Corp.[1]	21,091,400	5,228,002
Compal Electronics Inc.	24,104,547	21,087,818
Foxconn Technology Co. Ltd.	3,013,065	22,790,194
High Tech Computer Corp.	2,011,200	50,707,655
Inventec Co. Ltd.	12,052,284	7,322,165
Lite-On Technology Corp.[1]	15,065,011	18,693,976
Mitac International	6,618,059	6,734,659
Quanta Computer Inc.	12,291,075	17,622,683
Ritek Corp.[1]	18,078,389	3,811,179

		198,336,843

DIVERSIFIED FINANCIAL SERVICES – 3.37%
Fubon Financial Holding Co. Ltd.	27,117,000	20,181,242
Fuhwa Financial Holdings Co. Ltd.[1]	12,052,821	5,107,438
Polaris Securities Co. Ltd.[1]	9,499,156	4,039,738
SinoPac Financial Holdings Co. Ltd.	42,182,193	18,451,506
Waterland Financial Holdings	12,052,000	3,404,727
Yuanta Core Pacific Securities Co. Ltd.	18,279,644	12,549,209

		63,733,860

ELECTRICAL COMPONENTS & EQUIPMENT – 2.40%
Delta Electronics Inc.	9,512,834	26,440,593
Pacific Electric Wire & Cable Co. Ltd.[1,2]	986	—
Phoenixtec Power Co. Ltd.	3,013,438	3,084,838
Tatung Co. Ltd.[1]	27,117,120	8,566,770
Walsin Lihwa Corp.[1]	18,078,069	7,358,631

		45,450,832

ELECTRONICS – 19.01%
Asustek Computer Inc.	18,078,556	40,528,476
AU Optronics Corp.	40,340,127	59,676,919
Cheng Uei Precision Industry Co. Ltd.	1,003,000	3,701,838
Chi Mei Optoelectronics Corp.	25,265,216	29,931,453

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2006

Security	Shares	Value
Chunghwa Picture Tubes Ltd.[1]	45,195,105	$8,937,428
Compeq Manufacturing Co. Ltd.[1]	6,026,200	2,654,310
Gigabyte Technology Co. Ltd.	3,013,017	1,876,271
HannStar Display Corp.[1]	36,156,000	4,843,498
Hon Hai Precision Industry Co. Ltd.	28,923,376	162,979,534
Micro-Star International Co. Ltd.	3,344,429	1,564,526
Nan Ya Printed Circuit Board Corp.	450,000	3,711,270
Optimax Technology Corp.[1]	3,013,157	2,425,536
Phoenix Precision Technology Corp.	3,437,814	5,096,152
Quanta Display Inc.[1]	24,104,541	10,031,355
Synnex Technology International Corp.	6,026,946	5,345,894
Wintek Corp.	6,663,537	5,556,321
Ya Hsin Industrial Co. Ltd.	6,327,461	4,930,115
Yageo Corp.[1]	18,078,100	6,232,881

		360,023,777

FOOD – 0.85%
Uni-President Enterprises Co.	21,091,637	16,081,412

		16,081,412

FOREST PRODUCTS & PAPER – 0.16%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	9,039,360	3,116,547

		3,116,547

HOME FURNISHINGS – 0.38%
Nien Made Enterprise Co. Ltd.	3,013,443	2,361,690
Teco Electric and Machinery Co. Ltd.	15,065,092	4,850,850

		7,212,540

INSURANCE – 4.83%
Cathay Financial Holding Co. Ltd.	39,169,905	74,841,647
Shin Kong Financial Holding Co. Ltd.	19,220,832	16,640,149

		91,481,796

INVESTMENT COMPANIES – 1.35%
China Development Financial Holding Co.[1]	66,286,338	25,572,190

		25,572,190

IRON & STEEL – 2.58%
China Steel Corp.	60,260,467	48,874,680

		48,874,680

LEISURE TIME – 0.22%
Giant Manufacturing Co. Ltd.	3,013,914	4,261,777

		4,261,777

MANUFACTURING – 0.63%
Largan Precision Co. Ltd.	320,000	6,629,405
Premier Image Technology Corp.	3,183,879	5,222,645

		11,852,050

METAL FABRICATE & HARDWARE – 1.05%
Catcher Technology Co. Ltd.	2,113,707	16,565,504
Yieh Phui Enterprise	9,039,078	3,349,840

		19,915,344

MULTIPLE UTILITIES – 0.28%
Fu Sheng Industrial Co. Ltd.	6,026,292	5,290,396

		5,290,396

OFFICE & BUSINESS EQUIPMENT – 0.16%
Kinpo Electronics Inc.	9,039,181	3,047,841

		3,047,841

OIL & GAS – 1.26%
Formosa Petrochemical Corp.	12,052,000	23,796,476

		23,796,476

REAL ESTATE – 0.27%
Cathay Real Estate Development Co. Ltd.[1]	9,039,493	5,066,180

		5,066,180

RETAIL – 0.32%
President Chain Store Corp.	3,013,640	6,133,471

		6,133,471

SEMICONDUCTORS – 25.19%
Advanced Semiconductor Engineering Inc.	24,104,690	24,749,044
Macronix International Co. Ltd.[1]	21,091,492	6,060,921
MediaTek Inc.	6,026,462	54,919,156
Novatek Microelectronics Corp. Ltd.	3,013,284	14,828,433
Realtek Semiconductor Corp.	6,026,903	7,616,013
Siliconware Precision Industries Co. Ltd.	16,508,240	19,557,150
Taiwan Semiconductor Manufacturing Co. Ltd.	150,650,136	265,880,101
United Microelectronics Corp.	129,559,262	70,840,422

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2006

Security	Shares	Value
Via Technologies Inc.[1]	6,160,861	$4,978,096
Winbond Electronics Corp.[1]	27,117,280	7,520,679

		476,950,015

TELECOMMUNICATIONS – 4.02%
Accton Technology Corp.[1]	6,026,259	2,947,229
Chunghwa Telecom Co. Ltd.	30,130,800	49,424,763
D-Link Corp.	3,317,001	3,254,530
Taiwan Cellular Corp.	18,078,920	16,804,828
Zyxel Communications Corp.	3,013,250	3,702,490

		76,133,840

TEXTILES – 0.83%
Far Eastern Textile Ltd.	18,078,612	12,685,782
Formosa Taffeta Co. Ltd.	6,026,515	2,983,967

		15,669,749

TRANSPORTATION – 0.78%
Evergreen Marine Corp. Ltd.	6,447,467	3,574,310
U-Ming Marine Transport Corp.	3,013,800	3,172,180
Wan Hai Lines Ltd.	6,628,794	3,574,152
Yang Ming Marine Transport Corp.	9,039,667	4,544,547

		14,865,189

TOTAL COMMON STOCKS (Cost: $1,685,586,827)		1,866,168,887

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[3,4]	482,401	482,401

		482,401

TOTAL SHORT-TERM INVESTMENTS (Cost: $482,401)		482,401

TOTAL INVESTMENTS IN SECURITIES – 98.57% (Cost: $1,686,069,228)		1,866,651,288
Other Assets, Less Liabilities – 1.43%		27,099,277

NET ASSETS – 100.00%		$1,893,750,565

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	Affiliated issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2006

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$608,082,471	$1,966,158,506	$934,915,744	$10,653,117,183	$808,618,799	$267,510,586

Affiliated issuers[a]	$31,715	$4,889,243	$400,763	$226,386,802	$697,658	$463

Foreign currencies, at cost	$1,377,659	$—	$2,592,348	$25,227,070	$965,384	$805,517

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$692,999,730	$2,459,360,409	$1,096,999,854	$12,384,230,338	$913,146,967	$372,816,688
Affiliated issuers[a]	31,715	4,889,243	400,763	272,419,971	697,658	463
Foreign currencies, at value	1,384,278	—	2,596,172	25,471,147	965,545	805,103
Receivables:
Investment securities sold	905,182	14,119,254	3,492,243	282,865,328	—	9,889,460
Dividends and interest	4,927,604	4,006,534	1,319,783	37,501,039	905,872	1,209,423

Total Assets	700,248,509	2,482,375,440	1,104,808,815	13,002,487,823	915,716,042	384,721,137

LIABILITIES
Payables:
Investment securities purchased	1,403,197	12,668,088	3,161,430	317,027,569	—	984,284
Collateral for securities on loan (Note 5)	12,136,617	—	—	708,316,211	32,627,046	—
Capital shares redeemed	—	—	—	—	—	9,226,127
Investment advisory fees (Note 2)	301,689	1,412,428	486,650	7,763,885	377,017	176,784

Total Liabilities	13,841,503	14,080,516	3,648,080	1,033,107,665	33,004,063	10,387,195

NET ASSETS	$686,407,006	$2,468,294,924	$1,101,160,735	$11,969,380,158	$882,711,979	$374,333,942

Net assets consist of:
Paid-in capital	$600,363,943	$2,008,012,075	$943,118,491	$10,162,065,498	$785,437,675	$321,892,491
Undistributed net investment income	13,312,374	35,080,996	7,159,513	156,423,079	14,227,248	5,608,095
Accumulated net realized loss	(12,212,302)	(68,013,321)	(11,212,421)	(126,514,429)	(21,481,264)	(58,471,267)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	84,942,991	493,215,174	162,095,152	1,777,406,010	104,528,320	105,304,623

NET ASSETS	$686,407,006	$2,468,294,924	$1,101,160,735	$11,969,380,158	$882,711,979	$374,333,942

Shares outstanding	31,800,000	63,150,000	44,600,000	122,850,000	62,175,000	48,300,000

Net asset value per share	$21.59	$39.09	$24.69	$97.43	$14.20	$7.75

[a]	See Note 2.
[b]	Securities on loan with market values of $11,576,861, $–, $–, $658,306,726, $30,792,281 and $–, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2006

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$821,808,172	$1,670,533,843	$503,020,086	$340,521,315	$1,209,722,672	$1,685,586,827

Affiliated issuers[a]	$592,868	$177,436	$345,991	$115,792	$2,285,879	$482,401

Foreign currencies, at cost	$145,060	$7,548,634	$4,952,678	$694,584	$—	$7,835,150

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$841,799,121	$2,121,760,161	$575,219,936	$297,523,794	$1,726,643,354	$1,866,168,887
Affiliated issuers[a]	592,868	177,436	345,991	115,792	2,285,879	482,401
Foreign currencies, at value	145,060	7,600,093	4,964,977	685,087	—	7,821,519
Receivables:
Investment securities sold	1,437,186	—	1,909,696	—	—	34,747,586
Dividends and interest	82,719	13,116,287	5,438,507	122,742	88,769	23,289,787

Total Assets	844,056,954	2,142,653,977	587,879,107	298,447,415	1,729,018,002	1,932,510,180

LIABILITIES
Payables:
Investment securities purchased	1,542,549	2,800,790	3,973,655	377,219	—	35,973,859
Collateral for securities on loan (Note 5)	78,071,629	44,056,901	9,026,250	—	106,746,625	—
Foreign taxes	—	—	—	—	—	1,686,725
Investment advisory fees (Note 2)	335,624	865,364	259,439	172,328	937,689	1,099,031

Total Liabilities	79,949,802	47,723,055	13,259,344	549,547	107,684,314	38,759,615

NET ASSETS	$764,107,152	$2,094,930,922	$574,619,763	$297,897,868	$1,621,333,688	$1,893,750,565

Net assets consist of:
Paid-in capital	$747,007,096	$1,623,444,288	$501,165,285	$339,314,380	$1,180,880,055	$1,827,014,735
Undistributed net investment income	5,968,807	37,257,104	18,893,779	6,243,135	10,954,387	44,460,389
Accumulated net realized loss	(8,859,746)	(17,110,244)	(17,661,261)	(4,652,374)	(87,421,436)	(158,180,336)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,990,995	451,339,774	72,221,960	(43,007,273)	516,920,682	180,455,777

NET ASSETS	$764,107,152	$2,094,930,922	$574,619,763	$297,897,868	$1,621,333,688	$1,893,750,565

Shares outstanding	18,500,000	18,700,000	63,100,000	3,050,000	35,250,000	150,650,000

Net asset value per share	$41.30	$112.03	$9.11	$97.67	$46.00	$12.57

[a]	See Note 2.
[b]	Securities on loan with market values of $71,552,227, $41,641,179, $8,310,276, $–, $102,468,841 and $–, respectively. See Note 5.

See notes to the financial statements.

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2006

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$23,010,336	$54,486,448	$13,601,025	$262,059,590	$25,264,722	$16,579,922
Dividends from affiliated issuers[b]	—	—	—	7,010,601	—	—
Interest from affiliated issuers[b]	5,946	165,134	19,579	533,655	22,999	8,001
Securities lending income[c]	42,933	1,515	—	6,885,228	155,076	—

Total investment income	23,059,215	54,653,097	13,620,604	276,489,074	25,442,797	16,587,923

EXPENSES
Investment advisory fees (Note 2)	2,886,094	11,373,859	4,487,238	81,638,096	4,007,032	2,225,756
Proxy fees	16,687	17,643	14,588	174,862	26,612	13,719
Foreign taxes (Note 1)	—	—	—	2,163,076	—	—

Total expenses	2,902,781	11,391,502	4,501,826	83,976,034	4,033,644	2,239,475
Less investment advisory fees waived	—	—	—	(409,336)	—	—

Net expenses	2,902,781	11,391,502	4,501,826	83,566,698	4,033,644	2,239,475

Net investment income	20,156,434	43,261,595	9,118,778	192,922,376	21,409,153	14,348,448

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,619,920)	(13,430,737)	3,124,230	(119,106,460)	(7,551,550)	(17,321,675)
Investments in affiliated issuers[b]	—	—	—	25,127,083	—	—
In-kind redemptions	31,951,923	—	84,894,055	1,437,153,843	52,783,229	—
Foreign currency transactions	(77,745)	(24,163)	286,027	(2,231,351)	(2,928)	(21,741)

Net realized gain (loss)	30,254,258	(13,454,900)	88,304,312	1,340,943,115	45,228,751	(17,343,416)

Net change in unrealized appreciation (depreciation) on:
Investments	40,764,723	276,526,476	43,750,543	666,730,555	17,114,498	40,248,157
Translation of assets and liabilities in foreign currencies	70,590	(36,886)	(10,151)	283,659	252	975

Net change in unrealized appreciation (depreciation)	40,835,313	276,489,590	43,740,392	667,014,214	17,114,750	40,249,132

Net realized and unrealized gain	71,089,571	263,034,690	132,044,704	2,007,957,329	62,343,501	22,905,716

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,246,005	$306,296,285	$141,163,482	$2,200,879,705	$83,752,654	$37,254,164

[a]	Net of foreign withholding tax of $981,062, $4,538,128, $2,245,643, $26,396,985, $– and $–, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2006

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,494,982	$76,262,269	$25,295,985	$10,217,204	$19,798,242	$59,059,225
Interest from affiliated issuers[b]	17,739	21,949	11,895	6,525	138,813	48,544
Securities lending income[c]	311,946	291,724	129,743	—	656,131	—

Total investment income	11,824,667	76,575,942	25,437,623	10,223,729	20,593,186	59,107,769

EXPENSES
Investment advisory fees (Note 2)	2,439,770	9,175,781	2,583,523	2,039,466	10,213,486	11,442,524
Proxy fees	9,395	53,661	13,072	6,679	24,989	33,056
Foreign taxes (Note 1)	—	—	—	—	4,088	2,559,242

Total expenses	2,449,165	9,229,442	2,596,595	2,046,145	10,242,563	14,034,822

Net investment income	9,375,502	67,346,500	22,841,028	8,177,584	10,350,623	45,072,947

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,573,090)	(7,555,835)	855,163	(2,444,721)	(55,305,596)	(75,767,167)
In-kind redemptions	130,166,917	79,033,066	30,956,975	101,819,127	—	—
Foreign currency transactions	20,000	(235,437)	14,423	(70,927)	603,764	(416,985)

Net realized gain (loss)	128,613,827	71,241,794	31,826,561	99,303,479	(54,701,832)	(76,184,152)

Net change in unrealized appreciation (depreciation) on:
Investments	(14,766,061)	162,853,032	28,353,863	(94,996,383)	299,045,492	122,954,816
Translation of assets and liabilities in foreign currencies	(1,299)	259,420	56,529	(12,787)	—	138,689

Net change in unrealized appreciation (depreciation)	(14,767,360)	163,112,452	28,410,392	(95,009,170)	299,045,492	123,093,505

Net realized and unrealized gain	113,846,467	234,354,246	60,236,953	4,294,309	244,343,660	46,909,353

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,221,969	$301,700,746	$83,077,981	$12,471,893	$254,694,283	$91,982,300

[a]	Net of foreign withholding tax of $296, $3,974,278, $–, $–, $3,572,689 and $14,426,026, respectively.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,156,434	$12,124,245	$43,261,595	$15,454,311	$9,118,778	$3,368,699
Net realized gain (loss)	30,254,258	41,358,189	(13,454,900)	5,767,383	88,304,312	65,992,553
Net change in unrealized appreciation (depreciation)	40,835,313	25,410,296	276,489,590	178,499,755	43,740,392	56,852,456

Net increase in net assets resulting from operations	91,246,005	78,892,730	306,296,285	199,721,449	141,163,482	126,213,708

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,397,050)	(9,320,851)	(20,219,476)	(8,052,116)	(4,108,502)	(3,453,495)

Total distributions to shareholders	(16,397,050)	(9,320,851)	(20,219,476)	(8,052,116)	(4,108,502)	(3,453,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	336,128,324	231,751,585	1,649,177,320	274,248,148	727,046,964	141,711,605
Cost of shares redeemed	(93,925,541)	(110,966,622)	(19,244,643)	(123,135,627)	(183,241,984)	(169,468,858)

Net increase (decrease) in net assets from capital share transactions	242,202,783	120,784,963	1,629,932,677	151,112,521	543,804,980	(27,757,253)

INCREASE IN NET ASSETS	317,051,738	190,356,842	1,916,009,486	342,781,854	680,859,960	95,002,960

NET ASSETS
Beginning of year	369,355,268	178,998,426	552,285,438	209,503,584	420,300,775	325,297,815

End of year	$686,407,006	$369,355,268	$2,468,294,924	$552,285,438	$1,101,160,735	$420,300,775

Undistributed net investment income included in net assets at end of year	$13,312,374	$8,105,304	$35,080,996	$12,063,040	$7,159,513	$1,859,540

SHARES ISSUED AND REDEEMED
Shares sold	16,200,000	13,800,000	44,050,000	12,300,000	31,900,000	7,900,000
Shares redeemed	(4,600,000)	(6,800,000)	(500,000)	(5,050,000)	(8,000,000)	(9,900,000)

Net increase (decrease) in shares outstanding	11,600,000	7,000,000	43,550,000	7,250,000	23,900,000	(2,000,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$192,922,376	$101,750,954	$21,409,153	$15,897,761	$14,348,448	$8,621,591
Net realized gain (loss)	1,340,943,115	270,957,406	45,228,751	41,822,193	(17,343,416)	(5,786,512)
Net change in unrealized appreciation (depreciation)	667,014,214	1,082,325,240	17,114,750	51,243,020	40,249,132	24,392,465

Net increase in net assets resulting from operations	2,200,879,705	1,455,033,600	83,752,654	108,962,974	37,254,164	27,227,544

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(113,762,995)	(45,604,575)	(17,872,090)	(14,195,028)	(14,088,338)	(6,156,574)

Total distributions to shareholders	(113,762,995)	(45,604,575)	(17,872,090)	(14,195,028)	(14,088,338)	(6,156,574)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,532,568,942	4,407,630,562	385,690,233	251,633,472	210,424,492	155,029,612
Cost of shares redeemed	(3,651,163,544)	(774,797,887)	(206,843,656)	(158,339,373)	(246,831,356)	(12,743,715)

Net increase (decrease) in net assets from capital share transactions	2,881,405,398	3,632,832,675	178,846,577	93,294,099	(36,406,864)	142,285,897

INCREASE (DECREASE) IN NET ASSETS	4,968,522,108	5,042,261,700	244,727,141	188,062,045	(13,241,038)	163,356,867

NET ASSETS
Beginning of year	7,000,858,050	1,958,596,350	637,984,838	449,922,793	387,574,980	224,218,113

End of year	$11,969,380,158	$7,000,858,050	$882,711,979	$637,984,838	$374,333,942	$387,574,980

Undistributed net investment income included in net assets at end of year	$156,423,079	$79,495,049	$14,227,248	$10,655,366	$5,608,095	$5,217,709

SHARES ISSUED AND REDEEMED
Shares sold	71,850,000	64,200,000	28,575,000	21,225,000	27,900,000	21,525,000
Shares redeemed	(38,850,000)	(10,650,000)	(15,450,000)	(13,425,000)	(33,525,000)	(1,875,000)

Net increase (decrease) in shares outstanding	33,000,000	53,550,000	13,125,000	7,800,000	(5,625,000)	19,650,000

See notes to the financial statements.

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,375,502	$3,735,218	$67,346,500	$45,282,099	$22,841,028	$12,623,106
Net realized gain (loss)	128,613,827	37,753,990	71,241,794	(1,734,816)	31,826,561	9,360,636
Net change in unrealized appreciation (depreciation)	(14,767,360)	42,547,925	163,112,452	222,348,152	28,410,392	23,676,470

Net increase in net assets resulting from operations	123,221,969	84,037,133	301,700,746	265,895,435	83,077,981	45,660,212

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,377,728)	(2,048,280)	(62,872,256)	(31,933,222)	(14,378,298)	(7,420,067)

Total distributions to shareholders	(6,377,728)	(2,048,280)	(62,872,256)	(31,933,222)	(14,378,298)	(7,420,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	939,038,789	229,047,163	508,919,684	636,895,214	245,347,020	156,094,475
Cost of shares redeemed	(547,333,327)	(185,101,346)	(174,924,729)	—	(80,563,776)	(23,244,294)

Net increase in net assets from capital share transactions	391,705,462	43,945,817	333,994,955	636,895,214	164,783,244	132,850,181

INCREASE IN NET ASSETS	508,549,703	125,934,670	572,823,445	870,857,427	233,482,927	171,090,326

NET ASSETS
Beginning of year	255,557,449	129,622,779	1,522,107,477	651,250,050	341,136,836	170,046,510

End of year	$764,107,152	$255,557,449	$2,094,930,922	$1,522,107,477	$574,619,763	$341,136,836

Undistributed net investment income included in net assets at end of year	$5,968,807	$2,951,033	$37,257,104	$28,176,254	$18,893,779	$9,519,613

SHARES ISSUED AND REDEEMED
Shares sold	24,400,000	9,500,000	4,800,000	7,000,000	28,700,000	21,000,000
Shares redeemed	(14,700,000)	(7,400,000)	(1,700,000)	—	(9,500,000)	(3,200,000)

Net increase in shares outstanding	9,700,000	2,100,000	3,100,000	7,000,000	19,200,000	17,800,000

See notes to the financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,177,584	$3,396,007	$10,350,623	$7,696,168	$45,072,947	$15,942,474
Net realized gain (loss)	99,303,479	11,282,685	(54,701,832)	(9,230,908)	(76,184,152)	(22,426,083)
Net change in unrealized appreciation (depreciation)	(95,009,170)	25,755,064	299,045,492	167,580,084	123,093,505	48,276,152

Net increase in net assets resulting from operations	12,471,893	40,433,756	254,694,283	166,045,344	91,982,300	41,792,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,618,354)	(2,053,497)	(7,841,332)	(1,677,739)	(16,050,567)	(4,632,113)

Total distributions to shareholders	(4,618,354)	(2,053,497)	(7,841,332)	(1,677,739)	(16,050,567)	(4,632,113)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	395,411,010	37,191,402	1,159,560,093	331,095,006	1,391,773,216	391,736,531
Cost of shares redeemed	(258,896,840)	(14,923,708)	(483,534,641)	(112,471,028)	(326,594,755)	(66,484,667)

Net increase in net assets from capital share transactions	136,514,170	22,267,694	676,025,452	218,623,978	1,065,178,461	325,251,864

INCREASE IN NET ASSETS	144,367,709	60,647,953	922,878,403	382,991,583	1,141,110,194	362,412,294

NET ASSETS
Beginning of year	153,530,159	92,882,206	698,455,285	315,463,702	752,640,371	390,228,077

End of year	$297,897,868	$153,530,159	$1,621,333,688	$698,455,285	$1,893,750,565	$752,640,371

Undistributed net investment income included in net assets at end of year	$6,243,135	$2,645,723	$10,954,387	$7,841,332	$44,460,389	$15,854,994

SHARES ISSUED AND REDEEMED
Shares sold	3,650,000	500,000	26,100,000	10,700,000	111,950,000	34,150,000
Shares redeemed	(2,450,000)	(200,000)	(10,950,000)	(3,650,000)	(26,350,000)	(5,700,000)

Net increase in shares outstanding	1,200,000	300,000	15,150,000	7,050,000	85,600,000	28,450,000

See notes to the financial statements.

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$18.28	$13.56	$11.22	$9.36	$9.24

Income from investment operations:
Net investment income[a]	0.75	0.70	0.45	0.32	0.23
Net realized and unrealized gain (loss)[b]	3.23	4.60	2.32	1.81	(0.07)

Total from investment operations	3.98	5.30	2.77	2.13	0.16

Less distributions from:
Net investment income	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)

Total distributions	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)

Net asset value, end of year	$21.59	$18.28	$13.56	$11.22	$9.36

Total return	22.35%	39.58%	24.95%	23.33%	1.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$686,407	$369,355	$178,998	$87,541	$76,731
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	3.75%	4.13%	3.37%	3.21%	2.47%
Portfolio turnover rate[c]	7%	17%	9%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$28.18	$16.96	$12.19	$8.30	$11.20

Income from investment operations:
Net investment income[a]	1.00	0.89	0.55	0.32	0.38
Net realized and unrealized gain (loss)[b]	10.49	10.79	4.49	3.68	(3.28)

Total from investment operations	11.49	11.68	5.04	4.00	(2.90)

Less distributions from:
Net investment income	(0.58)	(0.46)	(0.27)	(0.11)	—

Total distributions	(0.58)	(0.46)	(0.27)	(0.11)	—

Net asset value, end of year	$39.09	$28.18	$16.96	$12.19	$8.30

Total return	41.13%	69.72%	41.42%	48.85%	(25.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,468,295	$552,285	$209,504	$103,035	$83,788
Ratio of expenses to average net assets	0.70%	0.74%	0.96%	0.99%	0.99%
Ratio of net investment income to average net assets	2.65%	3.94%	3.59%	3.59%	3.50%
Portfolio turnover rate[c]	15%	48%	106%	85%	103%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 13% and 9%, respectively. See Note 4.

See notes to the financial statements.

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$20.30	$14.33	$12.25	$9.49	$10.70

Income from investment operations:
Net investment income[a]	0.25	0.17	0.11	0.10	0.07
Net realized and unrealized gain (loss)[b]	4.29	6.00	2.17	2.69	(1.27)

Total from investment operations	4.54	6.17	2.28	2.79	(1.20)

Less distributions from:
Net investment income	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)

Total distributions	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)

Net asset value, end of year	$24.69	$20.30	$14.33	$12.25	$9.49

Total return	22.46%	43.35%	18.70%	29.47%	(11.23)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,101,161	$420,301	$325,298	$503,407	$66,420
Ratio of expenses to average net assets	0.54%	0.57%	0.70%[c]	0.84%	0.84%
Ratio of net investment income to average net assets	1.09%	1.00%	0.81%	0.98%	0.70%
Portfolio turnover rate[d]	20%	9%	10%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005[b]	Year ended Aug. 31, 2004[b]	Period from Apr. 7, 2003[a] to Aug. 31, 2003[b]
Net asset value, beginning of period	$77.92	$53.96	$45.13	$33.75

Income from investment operations:
Net investment income[c]	1.65	1.65	1.13	0.26
Net realized and unrealized gain[d]	18.85	24.72	7.97	11.12

Total from investment operations	20.50	26.37	9.10	11.38

Less distributions from:
Net investment income	(0.99)	(2.41)	(0.27)	—

Total distributions	(0.99)	(2.41)	(0.27)	—

Net asset value, end of period	$97.43	$77.92	$53.96	$45.13

Total return	26.44%	46.17%	20.21%	33.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,969,380	$7,000,858	$1,958,596	$297,846
Ratio of expenses to average net assets prior to waived fees[f]	0.77%	0.78%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[f]	0.77%	0.77%	0.76%	0.78%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[f]	0.75%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[f]	1.77%	2.40%	2.10%	1.58%
Portfolio turnover rate[g]	12%	9%	8%	10%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$13.01	$10.91	$9.03	$7.99	$8.93

Income from investment operations:
Net investment income[a]	0.38	0.33	0.28	0.23	0.23
Net realized and unrealized gain (loss)[b]	1.17	2.04	1.75	0.95	(1.11)

Total from investment operations	1.55	2.37	2.03	1.18	(0.88)

Less distributions from:
Net investment income	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)

Total distributions	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)

Net asset value, end of year	$14.20	$13.01	$10.91	$9.03	$7.99

Total return	12.20%	21.96%	22.69%	15.14%	(9.94)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$882,712	$637,985	$449,923	$250,627	$99,502
Ratio of expenses to average net assets	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	2.87%	2.75%	2.78%	3.06%	2.56%
Portfolio turnover rate[c]	10%	6%	5%	10%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$7.19	$6.54	$5.99	$5.68	$5.11

Income from investment operations:
Net investment income[a]	0.26	0.20	0.13	0.10	0.08
Net realized and unrealized gain[b]	0.59	0.61	0.52	0.30	0.52

Total from investment operations	0.85	0.81	0.65	0.40	0.60

Less distributions from:
Net investment income	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)

Total distributions	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)

Net asset value, end of year	$7.75	$7.19	$6.54	$5.99	$5.68

Total return	12.35%	12.39%	11.01%	7.39%	11.82%

Ratios/Supplemental data:
Net assets, end of year (000s)	$374,334	$387,575	$224,218	$99,730	$93,262
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	3.46%	2.85%	1.97%	1.91%	1.53%
Portfolio turnover rate[c]	60%	15%	39%	35%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 9% and 9%, respectively. See Note 4.

See notes to the financial statements.

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$29.04	$19.35	$15.04	$13.65	$15.35

Income from investment operations:
Net investment income[a]	0.76	0.42	0.26	0.19	0.32
Net realized and unrealized gain (loss)[b]	11.98	9.55	4.26	1.72	(1.95)

Total from investment operations	12.74	9.97	4.52	1.91	(1.63)

Less distributions from:
Net investment income	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)

Total distributions	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)

Net asset value, end of year	$41.30	$29.04	$19.35	$15.04	$13.65

Total return	44.11%	51.77%	30.28%	14.60%	(10.67)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$764,107	$255,557	$129,623	$60,155	$70,994
Ratio of expenses to average net assets	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets	2.06%	1.70%	1.40%	1.43%	2.05%
Portfolio turnover rate[c]	12%	9%	12%	13%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transaction.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[a] to Aug. 31, 2002
Net asset value, beginning of period	$97.57	$75.73	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[b]	3.83	3.70	2.68	1.87	1.35
Net realized and unrealized gain[c]	14.33	21.15	12.53	8.53	1.40

Total from investment operations	18.16	24.85	15.21	10.40	2.75

Less distributions from:
Net investment income	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Total distributions	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$112.03	$97.57	$75.73	$62.03	$52.51

Total return	19.17%	33.27%	24.74%	20.15%	5.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,094,931	$1,522,107	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.67%	4.09%	3.68%	3.47%	2.87%
Portfolio turnover rate[f]	8%	16%	8%	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$7.77	$6.52	$5.38	$5.01	$5.34

Income from investment operations:
Net investment income[a]	0.40	0.38	0.22	0.12	0.07
Net realized and unrealized gain (loss)[b]	1.23	1.15	1.04	0.33	(0.36)

Total from investment operations	1.63	1.53	1.26	0.45	(0.29)

Less distributions from:
Net investment income	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)

Total distributions	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)

Net asset value, end of year	$9.11	$7.77	$6.52	$5.38	$5.01

Total return	21.61%	24.06%	23.47%	9.30%	(5.42)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$574,620	$341,137	$170,047	$108,202	$88,126
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	4.74%	5.19%	3.50%	2.67%	1.44%
Portfolio turnover rate[c]	6%	8%	9%	14%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$82.99	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	2.87	1.92	1.23	0.89
Net realized and unrealized gain[c]	13.78	22.36	13.24	7.20

Total from investment operations	16.65	24.28	14.47	8.09

Less distributions from:
Net investment income	(1.97)	(1.21)	(1.36)	—

Total distributions	(1.97)	(1.21)	(1.36)	—

Net asset value, end of period	$97.67	$82.99	$59.92	$46.81

Total return	20.06%	40.62%	31.30%	20.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$297,898	$153,530	$92,882	$81,914
Ratio of expenses to average net assets[e]	0.70%	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[e]	2.79%	2.62%	2.23%	3.86%
Portfolio turnover rate[f]	7%	32%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$34.75	$24.17	$23.06	$21.17	$13.25

Income from investment operations:
Net investment income (loss)[a]	0.31	0.46	0.22	0.19	(0.00)[b]
Net realized and unrealized gain[c]	11.20	10.22	1.13	1.70	7.92

Total from investment operations	11.51	10.68	1.35	1.89	7.92

Less distributions from:
Net investment income	(0.26)	(0.10)	(0.24)	—	—

Total distributions	(0.26)	(0.10)	(0.24)	—	—

Net asset value, end of year	$46.00	$34.75	$24.17	$23.06	$21.17

Total return	33.16%	44.29%	5.83%	8.93%	59.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,621,334	$698,455	$315,464	$154,486	$96,336
Ratio of expenses to average net assets	0.70%	0.74%	0.94%	0.99%	1.00%
Ratio of expenses to average net assets exclusive of foreign taxes	0.70%	0.74%	0.94%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.71%	1.49%	0.87%	0.98%	(0.01)%
Portfolio turnover rate[d]	47%	30%	29%	39%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 14% and 9%, respectively. See Note 4.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$11.57	$10.66	$10.79	$8.82	$9.01

Income from investment operations:
Net investment income (loss)[a]	0.34	0.27	0.14	0.04	(0.03)
Net realized and unrealized gain (loss)[b]	0.80	0.72	(0.25)	1.93	(0.16)

Total from investment operations	1.14	0.99	(0.11)	1.97	(0.19)

Less distributions from:
Net investment income	(0.14)	(0.08)	(0.02)	–	–

Total distributions	(0.14)	(0.08)	(0.02)	–	–

Net asset value, end of year	$12.57	$11.57	$10.66	$10.79	$8.82

Total return	9.84%	9.28%	(1.10)%	22.45%	(2.11)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,893,751	$752,640	$390,228	$234,727	$142,043
Ratio of expenses to average net assets	0.85%	1.03%	1.19%[c]	1.31%	1.33%
Ratio of expenses to average net assets exclusive of foreign taxes	0.70%	0.74%	0.92%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	2.74%	2.34%	1.23%	0.43%	(0.28)%
Portfolio turnover rate[d]	29%	20%	19%	15%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[d]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 10% and 10%, respectively. See Note 4.

See notes to the financial statements.

112	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2006, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	113

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

South Korea and Taiwan may levy taxes on stock dividends at rates of 16.50% and up to 20.00%, respectively, based on the par value of stock dividends received by the iShares MSCI Emerging Markets, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations. Foreign taxes payable as of August 31, 2006, if any, are reflected in their Statements of Assets and Liabilities.

The iShares MSCI Emerging Markets Index Fund may pay foreign taxes on certain taxable corporate events (i.e. tender offers) by Thai companies whose securities are held by the Fund. The foreign taxes paid by the Fund, if any, are disclosed in its Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of August 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Australia	$22,888,627	$70,460,017	$(7,305,581)	$86,043,063
Brazil	35,107,628	470,342,244	(45,167,023)	460,282,849
Canada	7,180,499	153,797,217	(2,935,472)	158,042,244
Emerging Markets	167,842,041	1,733,589,217	(94,116,598)	1,807,314,660
Hong Kong	16,247,956	99,224,411	(18,198,063)	97,274,304
Malaysia	7,440,216	91,578,282	(46,577,047)	52,441,451
Mexico	5,968,807	18,692,731	(7,561,482)	17,100,056
Pacific ex-Japan	69,125,733	409,001,081	(6,640,180)	471,486,634
Singapore	21,199,384	67,252,881	(14,997,787)	73,454,478
South Africa	6,238,449	(45,028,414)	(2,626,547)	(41,416,512)
South Korea	10,954,387	493,150,219	(63,650,973)	440,453,633
Taiwan	44,460,389	144,697,642	(122,422,201)	66,735,830

114	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

For the years ended August 31, 2006 and August 31, 2005, the tax characterization of distributions paid for each Fund represents ordinary income. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2006.

From November 1, 2005 to August 31, 2006, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending August 31, 2007, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
Emerging Markets	$61,598,277
Hong Kong	3,045,214
Malaysia	16,065,921
Mexico	131,311
Pacific ex-Japan	1,673,327
South Africa	1,847,693
South Korea	43,797,425
Taiwan	65,611,598

The Funds had tax basis net capital loss carryforwards as of August 31, 2006, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Australia	$—	$71,019	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$—	$7,298,962
Brazil	—	—	—	—	45,165,910	—	—	—	45,165,910
Canada	—	—	—	—	—	—	2,931,648	—	2,931,648
Emerging Markets	—	—	—	—	—	840,778	20,296,564	11,239,258	32,376,600
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	2,330,414	468,716	425,440	15,152,849
Malaysia	8,654,333	—	—	9,819,029	2,898,105	775,477	6,820,474	1,543,708	30,511,126
Mexico	—	—	—	1,319,032	2,329,290	3,136,171	12,912	632,766	7,430,171
Pacific ex-Japan	—	—	—	—	329,461	2,563,114	1,175,692	853,529	4,921,796
Singapore	—	—	—	3,754,702	4,428,316	4,256,421	2,558,348	—	14,997,787
South Africa	—	—	—	—	—	527,613	—	260,738	788,351
South Korea	—	—	556,540	666,642	504,041	3,363,449	11,590,303	3,172,573	19,853,548
Taiwan	—	—	—	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	56,810,603

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO THE FINANCIAL STATEMENTS	115

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of August 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$622,597,160	$79,197,719	$(8,763,434)	$70,434,285
Brazil	1,993,920,679	491,032,674	(20,703,701)	470,328,973
Canada	943,614,442	168,296,260	(14,510,085)	153,786,175
Emerging Markets	10,923,320,778	1,946,687,342	(213,357,811)	1,733,329,531
Hong Kong	814,620,366	111,476,602	(12,252,343)	99,224,259
Malaysia	281,237,390	92,941,263	(1,361,502)	91,579,761
Mexico	823,699,304	30,833,456	(12,140,771)	18,692,685
Pacific ex-Japan	1,713,049,972	422,794,147	(13,906,522)	408,887,625
Singapore	508,335,156	77,143,515	(9,912,744)	67,230,771
South Africa	342,658,248	3,380,744	(48,399,406)	(45,018,662)
South Korea	1,235,779,014	503,686,338	(10,536,119)	493,150,219
Taiwan	1,721,827,363	194,645,856	(49,821,931)	144,823,925

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares

116	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these four Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund excluding any investments in other iShares MSCI Index Funds, of 0.75%. BGFA voluntarily waived its advisory fees for the iShares MSCI Emerging Markets Index Fund in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares MSCI Index Funds.

The Board approved a change to the investment advisory fee rates for the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds effective September 1, 2006. For its investment advisory services to each Fund, BGFA will be entitled to be paid annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

The Board approved a change to the investment advisory fee structure for the iShares MSCI Emerging Markets Index Fund effective September 1, 2006. For its investment advisory services to the Fund, BGFA will be entitled to be paid annual investment advisory fees based on the average daily net assets of the Fund excluding any investments in other iShares MSCI Index Funds, as follows:

Investment Advisory Fee	Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

NOTES TO THE FINANCIAL STATEMENTS	117

Notes to the Financial Statements (Continued)

iSHARES®, INC.

BGFA intends to continue to voluntarily waive its advisory fees for the iShares MSCI Emerging Markets Index Fund in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares MSCI Index Funds.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not currently receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2006, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$42,933
Brazil	1,515
Emerging Markets	6,885,228
Hong Kong	155,076
Mexico	311,946
Pacific ex-Japan	291,724
Singapore	129,743
South Korea	656,131

Cross trades for the year ended August 31, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of August 31, 2006, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

118	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the year ended August 31, 2006.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
Australia
IMMF	108	33,322	33,398	32	$31,715	$5,946	$—

Brazil
IMMF	1,112	894,918	891,141	4,889	4,889,243	165,134	—

Canada
IMMF	39	110,454	110,092	401	400,763	19,579	—

Emerging Markets
IMMF	4,035	2,992,165	2,990,377	5,823	5,823,368	533,655	—
Siliconware Precision Industries Co. ADR	26,306	23,592	16,096	33,802	198,416,383	6,315,069	19,892,644
iShares MSCI Malaysia Index Fund	1,180	34	175	1,039	8,011,924	350,401	76,325
iShares MSCI South Korea Index Fund	402	316	172	546	25,023,371	133,907	3,621,587
iShares MSCI Taiwan Index Fund	1,516	2,037	741	2,812	35,144,925	211,224	1,536,527

Hong Kong
IMMF	23	119,874	119,199	698	697,658	22,999	—

Malaysia
IMMF	401	54,293	54,694	—	463	8,001	—

Mexico
IMMF	17	95,196	94,620	593	592,868	17,739	—

Pacific ex-Japan
IMMF	816	124,509	125,148	177	177,436	21,949	—

Singapore
IMMF	52	64,886	64,592	346	345,991	11,895	—

South Africa
IMMF	5	35,962	35,851	116	115,792	6,525	—

South Korea
IMMF	1,393	721,596	720,703	2,286	2,285,879	138,813	—

Taiwan
IMMF	70	277,754	277,342	482	482,401	48,544	—

As of August 31, 2006, certain directors and officers of the Company are also officers of BGI and/or BGFA.

NOTES TO THE FINANCIAL STATEMENTS	119

Notes to the Financial Statements (Continued)

iSHARES®, INC.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2006, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$40,006,500	$38,140,342
Brazil	1,897,083,809	249,661,100
Canada	166,319,274	163,140,738
Emerging Markets	1,430,092,582	1,315,795,291
Hong Kong	76,173,353	71,232,546
Malaysia	245,520,892	282,687,853
Mexico	55,935,760	52,974,079
Pacific ex-Japan	153,730,864	151,205,267
Singapore	36,451,690	29,412,786
South Africa	24,166,180	19,448,454
South Korea	1,353,003,811	674,512,118
Taiwan	1,534,904,792	462,700,047

In-kind transactions (see Note 4) for the year ended August 31, 2006, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$334,544,005	$93,072,824
Canada	723,483,446	180,787,533
Emerging Markets	6,463,573,882	3,610,426,189
Hong Kong	378,266,291	201,804,853
Mexico	937,426,542	545,844,568
Pacific ex-Japan	504,319,584	173,419,251
Singapore	239,978,837	78,865,483
South Africa	392,268,611	257,122,073
4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000
Brazil	500,000,000
Canada	340,200,000
Emerging Markets	500,000,000
Hong Kong	191,400,000
Malaysia	127,800,000
Mexico	255,000,000
Pacific ex-Japan	500,000,000
Singapore	191,400,000
South Africa	200,000,000
South Korea	200,000,000
Taiwan	200,000,000

120	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of August 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	121

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, each a portfolio of the iShares MSCI Series (the “Funds”), at August 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2006

122	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2006, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$23,991,398	$976,663
Brazil	59,024,576	4,228,850
Canada	15,846,668	2,164,450
Emerging Markets	294,771,644	27,816,041
Mexico	11,495,278	296
Pacific ex-Japan	80,236,548	3,967,523
South Korea	23,370,932	3,572,900
Taiwan	73,485,251	16,910,239

Under Section 854(b)(2) of the Code, certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2006:

iShares MSCI Index Fund	Qualified Dividend Income
Australia	$18,973,890
Brazil	2,621,285
Canada	11,575,231
Emerging Markets	214,998,474
Malaysia	291,621
Mexico	9,395,798
Pacific ex-Japan	43,813,084
South Africa	8,101,179
South Korea	14,523,199

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	123

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed extension/addition of breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below)

124	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

at various assets levels of such Funds as compared to their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed extension of breakpoints in the investment advisory fee rates at certain asset levels of certain Funds on an aggregated basis with certain other iShares funds and the addition of breakpoints in the investment advisory fee rates for the iShares MSCI Emerging Markets Index Fund. The Board noted that the Advisory Contract already provided for breakpoints in the investment advisory fee rates for most of the Funds as the assets of such Funds, on an aggregated basis with the assets of certain other iShares funds, increased, but also noted that the Advisory Contract did not currently provide for any breakpoints in the investment advisory fee rates for the iShares MSCI Pacific Ex-Japan Index Fund and the iShares MSCI Emerging Markets Index Fund. The Board discussed the substantial growth in assets of certain iShares funds, including the iShares Emerging Markets Index Fund and the iShares funds in the group with which most of the other Funds’ assets are aggregated for the purpose of applying breakpoints in the investment advisory fee rates, over the last few years. However, the Board generally noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted that as of July 1, 2004, Fund shareholders were no longer paying distribution fees pursuant to the Funds’ distribution plan under 12b-1 of the 1940 Act because such plan had been terminated as of that date, benefiting the Funds’ shareholders by lowering the Funds’ overall expenses. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed extension/addition of breakpoints was appropriate and warranted at this juncture for certain of the Funds but that reductions in fee rates or further extensions/additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed extension/addition of breakpoints for certain of the Funds, reflects the current sharing and potential further sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	125

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts, with the proposed extension/addition of breakpoints, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts, with the proposed extension/addition of breakpoints, are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed extension/addition of breakpoints, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the extension/addition of breakpoints, for the coming year.

126	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading (the “Exchange”), as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, the NAVs of which are determined prior to the opening of the regular trading day on the Exchange, the Market Price is determined using the midpoint of the bid/ask spread as of the opening of regular trading on the Exchange. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Australia Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.14%
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	7	0.51
Greater than 1.5% and Less than 2.0%	36	2.61
Greater than 1.0% and Less than 1.5%	124	8.98
Greater than 0.5% and Less than 1.0%	334	24.19
Between 0.5% and – 0.5%	695	50.33
Less than –0.5% and Greater than –1.0%	104	7.53
Less than –1.0% and Greater than –1.5%	40	2.90
Less than –1.5% and Greater than –2.0%	21	1.52
Less than –2.0% and Greater than –2.5%	7	0.51
Less than –2.5% and Greater than –3.0%	4	0.29
Less than –3.0% and Greater than –3.5%	3	0.21

	1,381	100.00%

SUPPLEMENTAL INFORMATION	127

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Brazil Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.14%
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	13	0.94
Greater than 2.0% and Less than 2.5%	22	1.59
Greater than 1.5% and Less than 2.0%	38	2.75
Greater than 1.0% and Less than 1.5%	91	6.59
Greater than 0.5% and Less than 1.0%	189	13.69
Between 0.5% and –0.5%	732	53.02
Less than –0.5% and Greater than –1.0%	144	10.43
Less than –1.0% and Greater than –1.5%	41	2.97
Less than –1.5% and Greater than –2.0%	38	2.75
Less than –2.0% and Greater than –2.5%	25	1.81
Less than –2.5% and Greater than –3.0%	12	0.87
Less than –3.0% and Greater than –3.5%	8	0.58
Less than –3.5% and Greater than –4.0%	7	0.51
Less than –4.0% and Greater than –4.5%	6	0.43
Less than –4.5% and Greater than –5.0%	6	0.43
Less than –5.0%	3	0.21

	1,381	100.00%

iShares MSCI Canada Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.07%
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	9	0.65
Greater than 2.0% and Less than 2.5%	15	1.09
Greater than 1.5% and Less than 2.0%	30	2.17
Greater than 1.0% and Less than 1.5%	89	6.44
Greater than 0.5% and Less than 1.0%	239	17.31
Between 0.5% and –0.5%	884	64.03
Less than –0.5% and Greater than –1.0%	78	5.65
Less than –1.0% and Greater than –1.5%	20	1.45
Less than –1.5% and Greater than –2.0%	6	0.43
Less than –2.0% and Greater than –2.5%	5	0.35
Less than –2.5% and Greater than –3.0%	1	0.07

	1,381	100.00%

128	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Markets Index Fund

Period Covered: July 1, 2003 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.13%
Greater than 1.5% and Less than 2.0%	17	2.25
Greater than 1.0% and Less than 1.5%	47	6.22
Greater than 0.5% and Less than 1.0%	209	27.65
Between 0.5% and –0.5%	379	50.13
Less than –0.5% and Greater than –1.0%	67	8.86
Less than –1.0% and Greater than –1.5%	19	2.51
Less than –1.5% and Greater than –2.0%	13	1.72
Less than –2.0% and Greater than –2.5%	4	0.53

	756	100.00%

iShares MSCI Hong Kong Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.21%
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	21	1.52
Greater than 1.5% and Less than 2.0%	54	3.91
Greater than 1.0% and Less than 1.5%	118	8.54
Greater than 0.5% and Less than 1.0%	248	17.97
Between 0.5% and –0.5%	589	42.66
Less than –0.5% and Greater than –1.0%	157	11.37
Less than –1.0% and Greater than –1.5%	74	5.36
Less than –1.5% and Greater than –2.0%	62	4.49
Less than –2.0% and Greater than –2.5%	17	1.23
Less than –2.5% and Greater than –3.0%	12	0.87
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	6	0.43
Less than –4.0%	4	0.29

	1,381	100.00%

SUPPLEMENTAL INFORMATION	129

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC .

iShares MSCI Malaysia Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.07%
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	9	0.65
Greater than 2.0% and Less than 2.5%	34	2.46
Greater than 1.5% and Less than 2.0%	65	4.71
Greater than 1.0% and Less than 1.5%	125	9.05
Greater than 0.5% and Less than 1.0%	183	13.26
Between 0.5% and –0.5%	368	26.66
Less than –0.5% and Greater than –1.0%	143	10.35
Less than –1.0% and Greater than –1.5%	128	9.27
Less than –1.5% and Greater than –2.0%	85	6.15
Less than –2.0% and Greater than –2.5%	75	5.43
Less than –2.5% and Greater than –3.0%	55	3.98
Less than –3.0% and Greater than –3.5%	40	2.90
Less than –3.5% and Greater than –4.0%	24	1.74
Less than –4.0% and Greater than –4.5%	24	1.74
Less than –4.5% and Greater than –5.0%	9	0.65
Less than –5.0% and Greater than –5.5%	1	0.07
Less than –5.5% and Greater than –6.0%	4	0.29
Less than –6.0%	6	0.43

	1,381	100.00%

iShares MSCI Mexico Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.07%
Greater than 2.0% and Less than 2.5%	6	0.43
Greater than 1.5% and Less than 2.0%	25	1.81
Greater than 1.0% and Less than 1.5%	69	5.00
Greater than 0.5% and Less than 1.0%	194	14.05
Between 0.5% and –0.5%	794	57.51
Less than –0.5% and Greater than –1.0%	182	13.18
Less than –1.0% and Greater than –1.5%	78	5.65
Less than –1.5% and Greater than –2.0%	23	1.67
Less than –2.0% and Greater than –2.5%	5	0.35
Less than –2.5% and Greater than –3.0%	3	0.21
Less than –3.0%	1	0.07

	1,381	100.00%

130	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Pacific ex-Japan Index Fund

Period Covered: January 1, 2002 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	2	0.18%
Greater than 3.0% and Less than 3.5%	2	0.18
Greater than 2.5% and Less than 3.0%	7	0.62
Greater than 2.0% and Less than 2.5%	10	0.88
Greater than 1.5% and Less than 2.0%	61	5.39
Greater than 1.0% and Less than 1.5%	198	17.49
Greater than 0.5% and Less than 1.0%	285	25.18
Between 0.5% and –0.5%	495	43.72
Less than –0.5% and Greater than –1.0%	48	4.24
Less than –1.0% and Greater than –1.5%	16	1.41
Less than –1.5% and Greater than –2.0%	7	0.62
Less than –2.0%	1	0.09

	1,132	100.00%

iShares MSCI Singapore Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.07%
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	24	1.74
Greater than 1.5% and Less than 2.0%	67	4.85
Greater than 1.0% and Less than 1.5%	174	12.60
Greater than 0.5% and Less than 1.0%	223	16.15
Between 0.5% and –0.5%	479	34.70
Less than –0.5% and Greater than –1.0%	148	10.72
Less than –1.0% and Greater than –1.5%	119	8.62
Less than –1.5% and Greater than –2.0%	50	3.62
Less than –2.0% and Greater than –2.5%	33	2.39
Less than –2.5% and Greater than –3.0%	20	1.45
Less than –3.0% and Greater than –3.5%	10	0.72
Less than –3.5% and Greater than –4.0%	10	0.72
Less than –4.0% and Greater than –4.5%	4	0.29
Less than –4.5% and Greater than –5.0%	4	0.29
Less than –5.0% and Greater than –5.5%	1	0.07
Less than –5.5%	2	0.14

	1,381	100.00%

SUPPLEMENTAL INFORMATION	131

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI South Africa Index Fund

Period Covered: April 1, 2003 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.24%
Greater than 2.5% and Less than 3.0%	3	0.37
Greater than 2.0% and Less than 2.5%	7	0.85
Greater than 1.5% and Less than 2.0%	18	2.20
Greater than 1.0% and Less than 1.5%	64	7.81
Greater than 0.5% and Less than 1.0%	157	19.17
Between 0.5% and –0.5%	472	57.64
Less than –0.5% and Greater than –1.0%	52	6.35
Less than –1.0% and Greater than –1.5%	25	3.05
Less than –1.5% and Greater than –2.0%	9	1.10
Less than –2.0% and Greater than –2.5%	2	0.24
Less than –2.5% and Greater than –3.0%	3	0.37
Less than –3.0% and Greater than –3.5%	3	0.37
Less than –3.5%	2	0.24

	819	100.00%

iShares MSCI South Korea Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	2	0.14%
Greater than 5.0% and Less than 5.5%	2	0.14
Greater than 4.5% and Less than 5.0%	3	0.21
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	7	0.51
Greater than 3.0% and Less than 3.5%	5	0.35
Greater than 2.5% and Less than 3.0%	16	1.16
Greater than 2.0% and Less than 2.5%	45	3.26
Greater than 1.5% and Less than 2.0%	92	6.66
Greater than 1.0% and Less than 1.5%	158	11.44
Greater than 0.5% and Less than 1.0%	250	18.12
Between 0.5% and –0.5%	468	33.93
Less than –0.5% and Greater than –1.0%	137	9.92
Less than –1.0% and Greater than –1.5%	82	5.94
Less than –1.5% and Greater than –2.0%	49	3.55
Less than –2.0% and Greater than –2.5%	26	1.88
Less than –2.5% and Greater than –3.0%	18	1.30
Less than –3.0% and Greater than –3.5%	8	0.58
Less than –3.5% and Greater than –4.0%	5	0.35
Less than –4.0% and Greater than –4.5%	3	0.21
Less than –4.5%	3	0.21

	1,381	100.00%

132	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Taiwan Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	9	0.65%
Greater than 5.5% and Less than 6.0%	3	0.21
Greater than 5.0% and Less than 5.5%	1	0.07
Greater than 4.5% and Less than 5.0%	12	0.87
Greater than 4.0% and Less than 4.5%	3	0.21
Greater than 3.5% and Less than 4.0%	19	1.38
Greater than 3.0% and Less than 3.5%	23	1.67
Greater than 2.5% and Less than 3.0%	37	2.68
Greater than 2.0% and Less than 2.5%	55	3.98
Greater than 1.5% and Less than 2.0%	124	8.98
Greater than 1.0% and Less than 1.5%	150	10.87
Greater than 0.5% and Less than 1.0%	215	15.58
Between 0.5% and –0.5%	367	26.59
Less than –0.5% and Greater than –1.0%	139	10.07
Less than –1.0% and Greater than –1.5%	93	6.73
Less than –1.5% and Greater than –2.0%	60	4.34
Less than –2.0% and Greater than –2.5%	18	1.30
Less than –2.5% and Greater than –3.0%	28	2.03
Less than –3.0% and Greater than –3.5%	13	0.94
Less than –3.5% and Greater than –4.0%	4	0.29
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	3	0.21
Less than –5.0% and Greater than –5.5%	1	0.07
Less than –5.5%	3	0.21

	1,381	100.00%

SUPPLEMENTAL INFORMATION	133

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Director, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Trustee (since 2003) of iShares Trust; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

134	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Director (since 2002).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Director (since 2002).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert, 1949	Director (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Trustee (since 2005) of iShares Trust; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Director (since 2005).	Partner, KPMG LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

DIRECTOR AND OFFICER INFORMATION	135

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Kerrigan, 1955	Director (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

136	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	137

Notes:

138	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	139

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

3467-iS-0906

140	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-005-11062

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

iSHARES® MSCI SERIES

2006 Annual Report to Shareholders – August 31, 2006

iShares MSCI Japan Index Fund

iShares

Management’s Discussion of Fund Performance

iSHARES® MSCI JAPAN INDEX FUND

Performance as of August 31, 2006

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.10%	23.64%	26.94%	8.94%	8.73%	9.59%	0.16%	0.14%	0.92%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.10%	23.64%	26.94%	53.45%	51.94%	58.06%	1.57%	1.46%	9.54%

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI JAPAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/06

Sector	Percentage of Net Assets
Consumer Cyclical	24.78%
Financial	22.51
Industrial	20.01
Consumer Non-Cyclical	10.07
Basic Materials	7.99
Technology	4.96
Communications	4.35
Utilities	4.26
Energy	1.00
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 8/31/06

Security	Percentage of Net Assets
Toyota Motor Corp.	5.57%
Mitsubishi UFJ Financial Group	4.24
Mizuho Financial Group Inc.	2.78
Sumitomo Mitsui Financial Group Inc.	2.44
Takeda Pharmaceutical Co. Ltd.	2.08
Canon Inc.	1.89
Honda Motor Co. Ltd.	1.89
Sony Corp.	1.57
Matsushita Electric Industrial Co. Ltd.	1.55
Nomura Holdings Inc.	1.24

TOTAL	25.25%

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the twelve-month period ended August 31, 2006 (the “reporting period”), the Fund returned 26.10%, while the Index returned 26.94%.

The Japanese stock market rallied sharply for the reporting period, overcoming a series of challenges that included computer glitches at the Tokyo Stock Exchange, financial fraud and insider trading scandals, and North Korean missile testing in the Sea of Japan. The strong stock market performance was due to the Japanese economy, which appeared to turn the corner after a decade-long downturn. Economic growth repeatedly surpassed expectations as industrial production increased, spare manufacturing capacity shrunk to its lowest levels since 1991, consumer confidence hit a 15-year high, and retail sales surged to their highest level in more than a decade. In local employment markets, the job vacancies per applicant ratio climbed to its highest level in the past 14 years, indicating that there are more jobs available than there are applicants.

All of this economic activity produced an end to Japan’s decade-long battle against deflation, as consumer prices rose for nine consecutive months. As a result, the Bank of Japan raised interest rates for the first time in six years and only the second time since 1990, boosting rates from 0% to 0.25% in July 2006. Nonetheless, Japanese interest rates remained well below those of other developed nations, and that continued to weigh on the Japanese currency. For the reporting period, the U.S. dollar strengthened by 5.9% against the Japanese yen, hurting returns for U.S. investors. In local-currency terms, the Index returned 33.97%.

As of August 31, 2006, the ten largest Fund holdings accounted for approximately 25% of Fund net assets. Each of the Fund’s ten largest holdings as of August 31, 2006, produced double-digit returns for the reporting period. The top performer was Canon Inc., which makes cameras, printers, and copiers. Canon enjoyed robust sales and increasing profit margins, especially in its camera division, and boosted capital spending to automate all of its manufacturing processes. The financial stocks amongst the Fund’s ten largest holdings also performed well, led by Mizuho Financial Group Inc. and Nomura Holdings Inc. Both companies reported strong profit growth; in particular, Nomura reported the highest profits in the 81-year history of the company, tripling its earnings from the previous year. The lowest returns came from electronics manufacturer Matsushita Electric Industrial Co. Ltd. and drug maker Takeda Pharmaceutical Co. Ltd., though both produced strong gains for the reporting period.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/06)	Ending Account Value (8/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (3/1/06 to 8/31/06)
Actual	$1,000.00	$985.00	0.52%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	3

Schedule of Investments

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.30%
Asatsu-DK Inc.	165,500	$5,348,040
Dentsu Inc.	8,285	24,088,204
Hakuhodo DY Holdings Inc.	165,500	11,091,188

		40,527,432

AGRICULTURE – 0.64%
Japan Tobacco Inc.	23,170	88,306,178

		88,306,178

AIRLINES – 0.14%
All Nippon Airways Co. Ltd.[1]	3,310,000	12,953,831
Japan Airlines System Corp.[1,2]	3,314,000	6,301,079

		19,254,910

APPAREL – 0.23%
Asics Corp.	461,000	5,766,185
Gunze Ltd.	1,655,000	9,736,540
Onward Kashiyama Co. Ltd.	1,105,000	15,460,673

		30,963,398

AUTO MANUFACTURERS – 8.45%
Hino Motors Ltd.	1,655,000	8,918,105
Honda Motor Co. Ltd.	7,622,200	259,304,924
Nissan Motor Co. Ltd.	11,088,500	126,120,637
Toyota Motor Corp.	14,084,500	764,959,404

		1,159,303,070

AUTO PARTS & EQUIPMENT – 1.79%
Aisin Seiki Co. Ltd.	993,000	30,140,939
Bridgestone Corp.	3,144,500	67,026,901
Denso Corp.	2,648,000	92,341,903
JTEKT Corp.	497,100	9,917,841
NGK Spark Plug Co. Ltd.	629,000	12,817,581
NHK Spring Co. Ltd.	406,000	4,520,919
NOK Corp.	497,100	13,054,253
Sumitomo Rubber Industries Inc.	497,100	5,297,992
Tokai Rika Co. Ltd.	165,700	3,242,371
Toyoda Gosei Co. Ltd.	331,000	7,055,464

		245,416,164

BANKS – 13.06%
Bank of Fukuoka Ltd.	3,310,000	25,484,333
Bank of Kyoto Ltd. (The)	433,000	4,507,763
Bank of Yokohama Ltd. (The)	6,620,000	52,379,759
Chiba Bank Ltd. (The)	3,314,000	30,883,762
Gunma Bank Ltd.	1,657,000	12,743,437
Hokuhoku Financial Group Inc.	4,971,000	19,581,379
Joyo Bank Ltd.	3,314,000	20,061,730
Mitsubishi UFJ Financial Group	42,678	582,212,559
Mitsubishi UFJ Securities Co. Ltd.	1,655,000	22,224,709
Mitsui Trust Holdings Inc.	2,774,000	32,497,557
Mizuho Financial Group Inc.	47,072	380,878,441
Nishi-Nippon City Bank Ltd. (The)	3,310,000	16,086,456
Resona Holdings Inc.	23,170	73,094,598
Sapporo Hokuyo Holdings Inc.	1,128	12,406,702
77 Bank Ltd. (The)	1,655,000	12,135,397
Shinsei Bank Ltd.	6,628,000	40,858,115
Shizuoka Bank Ltd. (The)	3,310,000	37,930,170
Sumitomo Mitsui Financial Group Inc.	29,790	335,275,611
Sumitomo Trust & Banking Co. Ltd. (The)	6,620,000	70,611,075
Suruga Bank Ltd. (The)	776,000	9,845,146

		1,791,698,699

BEVERAGES – 0.80%
Asahi Breweries Ltd.	1,657,000	24,328,379
Coca-Cola West Japan Co. Ltd.	331,000	6,448,693
Ito En Ltd.	331,000	11,034,745
Kirin Brewery Co. Ltd.	4,296,000	59,741,450
Sapporo Holdings Ltd.[1]	1,655,000	8,283,114

		109,836,381

BUILDING MATERIALS – 1.32%
Asahi Glass Co. Ltd.	4,965,000	65,192,480
Daikin Industries Ltd.	1,159,900	35,503,611
JS Group Corp.	1,489,500	31,305,090
Matsushita Electric Works Ltd.	1,657,000	17,688,229
Nippon Sheet Glass Co. Ltd.[1]	1,657,000	8,010,564
Sumitomo Osaka Cement Co. Ltd.	1,657,000	4,704,617
Taiheiyo Cement Corp.	4,965,000	18,711,088

		181,115,679

CHEMICALS – 3.93%
Asahi Kasei Corp.	6,620,000	43,800,316
Daicel Chemical Industries Ltd.	1,655,000	12,558,724
Dainippon Ink & Chemical Inc.	3,310,000	12,332,950

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
Denki Kagaku Kogyo Kabushiki Kaisha	3,310,000	$12,699,834
Hitachi Chemical Co. Ltd.	331,400	8,024,692
JSR Corp.	993,000	23,664,024
Kaneka Corp.	1,655,000	15,070,469
Mitsubishi Chemical Holdings Corp.	5,370,000	35,255,148
Mitsubishi Gas Chemical Co. Inc.	1,657,000	18,097,941
Mitsui Chemicals Inc.	3,310,000	23,283,029
Nippon Kayaku Co. Ltd.[1]	1,655,000	14,336,702
Nissan Chemical Industries Ltd.	1,103,000	14,322,965
Nitto Denko Corp.	827,500	59,477,555
Shin-Etsu Chemical Co. Ltd.	1,986,000	113,282,517
Showa Denko K.K.	4,971,000	21,361,504
Sumitomo Chemical Co. Ltd.	6,628,000	52,217,010
Taiyo Nippon Sanso Corp.	1,655,000	14,435,478
Tokuyama Corp.	908,000	12,595,950
Tosoh Corp.	3,310,000	12,643,390
Ube Industries Ltd.	4,965,000	13,588,822
Zeon Corp.	566,000	6,519,726

		539,568,746

COMMERCIAL SERVICES – 0.97%
Benesse Corp.	331,000	12,332,950
Dai Nippon Printing Co. Ltd.	3,310,000	49,331,799
Goodwill Group Inc. (The)[1]	6,620	4,696,116
Kamigumi Co. Ltd.	1,655,000	13,264,272
KK DaVinci Advisors[2]	4,971	4,492,697
Park 24 Co. Ltd.[1]	165,700	5,086,072
TIS Inc.	331,000	6,984,909
Toppan Printing Co. Ltd.	3,310,000	37,478,620

		133,667,435

COMPUTERS – 1.26%
CSK Corp.	331,000	14,223,814
Fujitsu Ltd.	9,930,000	79,670,291
Itochu Techno-Science Corp.	165,500	8,000,895
Meitec Corp.[1]	165,700	5,354,503
Net One Systems Co. Ltd.[1]	3,310	4,995,268
Obic Co. Ltd.	16,570	3,332,790
Otsuka Corp.	62,000	6,063,350
TDK Corp.	662,000	51,307,328

		172,948,239

COSMETICS & PERSONAL CARE – 0.81%
Aderans Co. Ltd.	165,700	4,294,906
Kao Corp.	2,587,000	69,039,605
Shiseido Co. Ltd.	1,657,000	32,918,191
Uni-Charm Corp.	88,300	4,946,336

		111,199,038

DISTRIBUTION & WHOLESALE – 3.35%
Canon Marketing Japan Inc.	165,700	3,934,642
Hitachi High-Technologies Corp.	165,700	4,379,673
Itochu Corp.	8,275,000	69,496,313
Marubeni Corp.	6,632,000	35,454,355
Mitsubishi Corp.	6,620,000	134,900,456
Mitsui & Co. Ltd.	7,947,000	115,120,885
Sojitz Corp.[2]	1,986,000	7,010,308
Sumitomo Corp.	4,971,000	67,263,307
Toyota Tsusho Corp.	828,500	21,827,727

		459,387,666

DIVERSIFIED FINANCIAL SERVICES – 4.00%
ACOM Co. Ltd.	380,650	17,038,943
Aeon Credit Service Co. Ltd.	496,570	11,897,188
AIFUL Corp.	331,400	13,280,300
Credit Saison Co. Ltd.	827,500	37,323,400
Daiwa Securities Group Inc.	6,620,000	78,964,744
Nikko Cordial Corp.	4,137,500	52,563,201
Nomura Holdings Inc.	8,771,500	169,768,555
ORIX Corp.	414,250	110,021,635
Promise Co. Ltd.	413,750	18,520,591
SFCG Co. Ltd.	16,570	3,283,342
Shinko Securities Co. Ltd.	1,657,000	6,710,790
Takefuji Corp.	546,150	29,476,314

		548,849,003

ELECTRIC – 3.54%
Chubu Electric Power Co. Inc.	3,310,000	89,745,492
Electric Power Development Co. Ltd.	827,500	30,902,929
Hokkaido Electric Power Co. Inc.	497,100	12,291,342
Kansai Electric Power Co. Inc. (The)	3,806,500	91,361,193
Kyushu Electric Power Co. Inc.	1,986,000	47,412,713
Tohoku Electric Power Co. Inc.	2,151,500	48,795,584
Tokyo Electric Power Co. Inc. (The)	5,799,500	165,650,552

		486,159,805

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 3.88%
Casio Computer Co. Ltd.	1,324,000	$25,456,111
Fujikura Ltd.	1,657,000	19,595,506
Furukawa Electric Co. Ltd.	3,310,000	22,944,367
Hitachi Cable Ltd.	1,655,000	7,944,451
Hitachi Ltd.	16,550,000	105,126,401
Mitsubishi Electric Corp.	9,930,000	81,956,261
SANYO Electric Co. Ltd.[1]	6,628,000	13,901,931
Sharp Corp.	4,965,000	88,898,837
Stanley Electric Co. Ltd.	664,000	14,521,550
Sumitomo Electric Industries Ltd.	3,314,000	42,807,776
Toshiba Corp.	14,895,000	106,170,610
Ushio Inc.	165,700	3,729,786

		533,053,587

ELECTRONICS – 4.28%
Advantest Corp.	331,400	31,561,905
Alps Electric Co. Ltd.	828,500	9,303,274
Dainippon Screen Manufacturing Co. Ltd.	815,000	6,858,550
Fanuc Ltd.	828,500	65,765,741
Hirose Electric Co. Ltd.	165,500	21,476,830
IBIDEN Co. Ltd.	662,000	33,922,667
Keyence Corp.	182,192	42,081,948
Kyocera Corp.	827,500	71,542,396
Mabuchi Motor Co. Ltd.	165,500	10,540,862
Minebea Co. Ltd.	1,657,000	9,366,850
Murata Manufacturing Co. Ltd.	993,000	68,409,771
NEC Corp.	9,942,000	57,896,458
NGK Insulators Ltd.	1,655,000	22,605,705
Nippon Electric Glass Co. Ltd.	1,259,000	30,593,426
Omron Corp.	1,158,500	26,965,980
Secom Co. Ltd.	830,500	41,282,475
Tokyo Seimitsu Co. Ltd.[1]	165,700	8,010,564
Yaskawa Electric Corp.	1,142,000	13,174,114
Yokogawa Electric Corp.	1,158,500	16,495,673

		587,855,189

ENGINEERING & CONSTRUCTION – 1.03%
Chiyoda Corp.	609,000	13,370,636
JGC Corp.	1,202,000	21,624,419
Kajima Corp.	4,965,000	23,029,032
Nishimatsu Construction Co. Ltd.[1]	1,655,000	6,180,586
Obayashi Corp.	3,310,000	22,944,367
Okumura Corp.	1,655,000	9,073,325
Shimizu Corp.	3,310,000	19,642,410
Taisei Corp.	4,965,000	17,864,433
Toda Corp.	1,655,000	7,958,563

		141,687,771

ENTERTAINMENT – 0.24%
Oriental Land Co. Ltd.	331,000	18,965,085
Toho Co. Ltd.	664,000	13,389,266

		32,354,351

ENVIRONMENTAL CONTROL – 0.04%
Kurita Water Industries Ltd.	331,400	5,891,367

		5,891,367

FOOD – 0.99%
Ajinomoto Co. Inc.	3,310,000	35,926,419
Katokichi Co. Ltd.	993,000	8,542,755
Kikkoman Corp.	1,655,000	20,178,624
Meiji Dairies Corp.	1,655,000	10,399,753
Meiji Seika Kaisha Ltd.	1,655,000	8,339,558
Nichirei Corp.	1,655,000	9,284,990
Nippon Meat Packers Inc.	1,118,000	12,515,957
Nisshin Seifun Group Inc.	830,500	8,879,626
Nissin Food Products Co. Ltd.	496,500	16,763,781
Yakult Honsha Co. Ltd.	165,700	4,520,953

		135,352,416

FOREST PRODUCTS & PAPER – 0.27%
Nippon Paper Group Inc.	4,965	18,457,092
OJI Paper Co. Ltd.	3,314,000	18,818,468

		37,275,560

GAS – 0.72%
Osaka Gas Co. Ltd.	9,930,000	36,575,521
Tokyo Gas Co. Ltd.	11,585,000	61,735,303

		98,310,824

HAND & MACHINE TOOLS – 0.96%
Fuji Electric Holdings Co. Ltd.	3,310,000	16,820,224
Makita Corp.	331,400	9,748,305
Nidec Corp.	545,900	39,609,575
OSG Corp.	331,400	5,340,376
SMC Corp.	331,000	44,280,087
THK Co. Ltd.	662,000	16,086,456

		131,885,023

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
HEALTH CARE – PRODUCTS – 0.80%
Hoya Corp.	2,151,500	$78,329,752
Terumo Corp.	827,500	31,044,038

		109,373,790

HOME BUILDERS – 0.88%
Daiwa House Industry Co. Ltd.	2,643,000	43,086,635
Haseko Corp.[1,2]	3,314,000	11,867,502
Sekisui Chemical Co. Ltd.	2,633,000	23,123,076
Sekisui House Ltd.	2,915,000	43,295,648

		121,372,861

HOME FURNISHINGS – 3.38%
Matsushita Electric Industrial Co. Ltd.	9,930,015	212,510,872
Pioneer Corp.[1]	827,500	15,839,515
Sony Corp.	4,965,000	215,050,518
Yamaha Corp.	993,000	20,616,064

		464,016,969

HOUSEWARES – 0.12%
Toto Ltd.	1,655,000	16,862,557

		16,862,557

INSURANCE – 2.56%
Millea Holdings Inc.	7,267	133,833,994
Mitsui Sumitomo Insurance Co. Ltd.	6,117,000	74,685,970
Sompo Japan Insurance Inc.	4,303,000	56,903,721
T&D Holdings Inc.	1,158,500	86,034,318

		351,458,003

INTERNET – 1.21%
Access Co. Ltd.[1,2]	995	6,676,600
E*Trade Securities Co. Ltd.	6,628	8,081,204
eAccess Ltd.[1]	4,971	2,971,114
Index Corp.[1]	5,773	4,503,811
Matsui Securities Co. Ltd.[1]	497,100	4,420,645
Rakuten Inc.	31,483	13,663,168
SBI Holdings Inc.	49,650	18,943,919
SoftBank Corp.[1]	3,641,000	63,329,838
Trend Micro Inc.	533,500	15,374,770
Yahoo! Japan Corp.	76,130	28,592,970

		166,558,039

IRON & STEEL – 2.93%
Daido Steel Co. Ltd.	1,657,000	12,743,437
JFE Holdings Inc.	2,813,550	114,667,425
Kobe Steel Ltd.	13,256,000	42,383,937
Nippon Steel Corp.	29,826,000	124,608,774
Nisshin Steel Co. Ltd.	4,965,000	14,901,138
Sumitomo Metal Industries Ltd.	19,884,000	81,885,766
Tokyo Steel Manufacturing Co. Ltd.	662,000	10,769,459

		401,959,936

LEISURE TIME – 0.81%
Namco Bandai Holdings Inc.	1,158,598	18,265,317
Round One Corp.	1,657	6,640,150
Sankyo Co. Ltd.	331,000	17,920,876
Sega Sammy Holdings Inc.	828,500	28,326,598
Shimano Inc.	496,500	13,969,817
Yamaha Motor Co. Ltd.	993,000	26,500,320

		111,623,078

MACHINERY – 0.17%
Hitachi Construction Machinery Co. Ltd.	331,400	7,318,293
Japan Steel Works Ltd. (The)	1,655,000	11,754,402
Okuma Corp.	493,000	4,880,189

		23,952,884

MACHINERY – CONSTRUCTION & MINING – 0.61%
Komatsu Ltd.	4,589,100	83,929,057

		83,929,057

MACHINERY – DIVERSIFIED – 0.98%
Amada Co. Ltd.	1,657,000	17,320,902
Ebara Corp.[1]	1,657,000	6,654,278
Kubota Corp.	4,971,000	40,942,882
Sumitomo Heavy Industries Ltd.	3,310,000	28,616,958
Toyota Industries Corp.	993,000	41,401,458

		134,936,478

MANUFACTURING – 2.29%
ARRK Corp.	165,700	1,999,109
Fuji Photo Film Co. Ltd.	2,482,500	91,015,475
Glory Ltd.	165,700	3,079,899
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,620,000	19,303,748
Kawasaki Heavy Industries Ltd.	8,275,000	26,175,768
Konica Minolta Holdings Inc.[2]	2,467,500	32,294,091
Mitsubishi Heavy Industries Ltd.	16,550,000	69,425,758

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
Nikon Corp.	1,655,000	$29,985,719
Olympus Corp.	1,368,000	40,590,357

		313,869,924

MEDIA – 0.05%
Fuji Television Network Inc.	1,655	3,711,173
Tokyo Broadcasting System Inc.	165,700	3,722,722

		7,433,895

METAL FABRICATE & HARDWARE – 0.29%
NSK Ltd.	3,310,000	26,500,320
NTN Corp.	1,657,000	12,701,053

		39,201,373

MINING – 0.86%
Dowa Mining Co. Ltd.	1,655,000	15,098,692
Mitsubishi Materials Corp.	4,965,000	21,632,051
Mitsui Mining & Smelting Co. Ltd.	3,310,000	18,626,423
Nippon Light Metal Co. Ltd.	1,657,000	4,266,650
Sumitomo Metal Mining Co. Ltd.	2,864,000	40,413,693
Sumitomo Titanium Corp.	39,200	8,004,775
Toho Titanium Co. Ltd.[1]	165,500	10,272,754

		118,315,038

OFFICE & BUSINESS EQUIPMENT – 2.50%
Canon Inc.	5,219,950	259,918,216
Ricoh Co. Ltd.	3,310,000	65,051,370
Seiko Epson Corp.	662,800	18,253,349

		343,222,935

OIL & GAS – 1.00%
INPEX Holdings Inc.[2]	4,012	35,575,564
Nippon Mining Holdings Inc.	4,142,500	30,375,154
Nippon Oil Corp.	6,620,500	50,351,588
Showa Shell Sekiyu K.K.	497,100	5,556,534
TonenGeneral Sekiyu K.K.[1]	1,655,000	14,957,582

		136,816,422

PACKAGING & CONTAINERS – 0.15%
Toyo Seikan Kaisha Ltd.	993,000	20,235,068

		20,235,068

PHARMACEUTICALS – 5.06%
Astellas Pharma Inc.	2,648,030	107,470,033
Chugai Pharmaceutical Co. Ltd.	1,489,500	33,019,568
Daiichi Sankyo Co. Ltd.	3,314,069	91,551,209
Eisai Co. Ltd.	1,324,000	63,104,063
Kyowa Hakko Kogyo Co. Ltd.	1,655,000	12,135,397
Mediceo Paltac Holdings Co. Ltd.	662,800	12,347,854
Santen Pharmaceutical Co. Ltd.	165,700	4,090,050
Shionogi & Co. Ltd.	1,655,000	29,774,055
Suzuken Co. Ltd.	331,400	12,376,110
Taisho Pharmaceutical Co. Ltd.	1,098,000	21,485,356
Takeda Pharmaceutical Co. Ltd.	4,308,200	285,413,429
Tanabe Seiyaku Co. Ltd.	1,655,000	21,109,946

		693,877,070

REAL ESTATE – 2.52%
Daito Trust Construction Co. Ltd.	496,500	25,822,995
Leopalace21 Corp.	662,000	23,480,582
Mitsubishi Estate Co. Ltd.	5,270,000	113,681,204
Mitsui Fudosan Co. Ltd.	4,418,000	99,069,276
NTT Urban Development Corp.	819	6,389,436
Sumitomo Realty & Development Co. Ltd.	1,657,000	48,882,807
Tokyo Tatemono Co. Ltd.	1,257,000	13,611,204
Tokyu Land Corp.	1,657,000	14,467,050

		345,404,554

REAL ESTATE INVESTMENT TRUSTS – 0.31%
Japan Real Estate Investment Corp.	1,655	14,252,036
Nippon Building Fund Inc.	2,435	23,875,602
Nomura Real Estate Office Fund Inc.	520	4,056,785

		42,184,423

RETAIL – 3.53%
Aeon Co. Ltd.	2,979,000	75,056,018
Aoyama Trading Co. Ltd.	331,000	10,780,748
Autobacs Seven Co. Ltd.	165,500	6,843,800
Citizen Watch Co. Ltd.	1,986,000	16,425,118
Daimaru Inc. (The)	1,365,000	16,863,921
EDION Corp.	331,400	5,905,495
FamilyMart Co. Ltd.	331,000	9,369,655
Fast Retailing Co. Ltd.	274,900	25,665,302
Isetan Co. Ltd.	1,158,500	19,557,744
Lawson Inc.	331,000	11,570,960
Marui Co. Ltd.	1,655,000	24,665,900
Mitsukoshi Ltd.[1]	1,657,000	7,812,772
Nitori Co. Ltd.	165,700	7,728,004
Ryohin Keikaku Co. Ltd.	91,300	6,655,710
Seven & I Holdings Co. Ltd.	3,976,880	140,717,500

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares	Value
Shimachu Co. Ltd.	331,000	$9,341,433
Shimamura Co. Ltd.	47,700	4,709,605
Takashimaya Co. Ltd.	1,655,000	20,884,171
UNY Co. Ltd.	1,245,000	17,716,715
USS Co. Ltd.	148,950	10,109,068
Yamada Denki Co. Ltd.	331,400	35,602,507

		483,982,146

SEMICONDUCTORS – 1.03%
Elpida Memory Inc.[2]	331,400	14,664,842
NEC Electronics Corp.[1,2]	165,700	5,594,680
Rohm Co. Ltd.	497,500	46,193,247
Sanken Electric Co. Ltd.	332,000	4,387,603
Shinko Electric Industries Co. Ltd.	165,700	4,817,641
Sumco Corp.[1]	165,700	11,019,824
Tokyo Electron Ltd.	827,552	54,471,598

		141,149,435

SHIPBUILDING – 0.11%
Mitsui Engineering & Shipbuilding Co. Ltd.	4,965,000	15,197,468

		15,197,468

SOFTWARE – 0.17%
Fuji Soft ABC Inc.	165,500	4,882,381
Konami Corp.	496,500	12,657,501
Nomura Research Institute Ltd.	42,000	5,597,135

		23,137,017

STORAGE & WAREHOUSING – 0.04%
Mitsubishi Logistics Corp.	319,000	5,140,555

		5,140,555

TELECOMMUNICATIONS – 2.79%
Hikari Tsushin Inc.	165,500	9,143,880
KDDI Corp.	11,599	76,644,285
Nippon Telegraph & Telephone Corp.	24,855	125,668,372
NTT Data Corp.	6,620	30,592,489
NTT DoCoMo Inc.	86,167	133,711,847
Oki Electric Industry Co. Ltd.[1]	3,310,000	7,309,460

		383,070,333

TEXTILES – 1.08%
Kuraray Co. Ltd.	1,657,000	18,988,004
Mitsubishi Rayon Co. Ltd.	3,310,000	22,859,701
Nisshinbo Industries Inc.	1,655,000	18,061,986
Teijin Ltd.	4,965,000	26,669,651
Toray Industries Inc.	6,620,000	52,831,308
Toyobo Co. Ltd.	3,310,000	8,805,218

		148,215,868

TOYS, GAMES & HOBBIES – 0.74%
Nintendo Co. Ltd.	496,500	101,937,332

		101,937,332

TRANSPORTATION – 3.90%
Central Japan Railway Co.	8,275	89,604,382
East Japan Railway Co.	16,570	122,489,577
Hanshin Electric Railway Co. Ltd.[1]	677,000	5,258,533
Kawasaki Kisen Kaisha Ltd.[1]	3,310,000	21,533,273
Keihin Electric Express Railway Co. Ltd.[1]	1,661,000	11,442,964
Keio Corp.	3,310,000	21,561,495
Kintetsu Corp.	8,275,000	26,740,205
Mitsui O.S.K. Lines Ltd.	4,971,000	37,933,623
Nippon Express Co. Ltd.	4,965,000	26,965,980
Nippon Yusen Kabushiki Kaisha	4,971,000	30,813,122
Seino Holdings Co. Ltd.	1,243,000	14,254,465
Tobu Railway Co. Ltd.	4,965,000	25,568,999
Tokyu Corp.	4,971,000	33,101,855
West Japan Railway Co.	9,930	42,417,445
Yamato Holdings Co. Ltd.	1,657,000	25,825,946

		535,511,864

VENTURE CAPITAL – 0.06%
JAFCO Co. Ltd.	165,700	8,561,555

		8,561,555

TOTAL COMMON STOCKS (Cost: $10,988,084,861)		13,714,375,858

SHORT-TERM INVESTMENTS – 1.52%

CERTIFICATES OF DEPOSIT[3] – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,218,425	1,218,425
Societe Generale
5.33%, 12/08/06	1,740,607	1,740,607
Washington Mutual Bank
5.36%, 11/13/06	4,351,517	4,351,517

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Wells Fargo Bank N.A.
4.78%, 12/05/06	$1,392,485	$1,392,485

		8,703,034

COMMERCIAL PAPER[3] – 0.25%
Amstel Funding Corp.
5.20%, 11/21/06 - 11/22/06[4]	507,874	501,906
Amsterdam Funding Corp.
5.27%, 09/15/06[4]	1,740,607	1,737,039
Atlantis One Funding
5.30%, 11/14/06[4]	2,388,252	2,362,233
Barton Capital Corp.
5.27%, 09/06/06[4]	877,266	876,624
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	882,348	872,736
CC USA Inc.
5.03%, 10/24/06[4]	348,121	345,543
Charta LLC
5.30%, 11/06/06[4]	1,740,607	1,723,694
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 09/13/06 - 11/16/06[4]	3,057,045	3,043,484
Curzon Funding LLC
5.29%, 11/17/06[4]	1,740,607	1,720,912
Edison Asset Securitization LLC
5.22%, 12/11/06[4]	1,284,080	1,265,275
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	1,740,607	1,723,694
Five Finance Inc.
5.19%, 12/01/06[4]	783,273	772,997
General Electric Capital Services Inc.
5.22%, 12/11/06	174,061	171,512
Giro Funding Corp.
5.28% - 5.34%, 09/11/06 - 10/10/06[4]	1,740,607	1,734,300
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06[4]	835,491	828,598
KKR Pacific Funding Trust
5.29%, 09/14/06[4]	1,740,607	1,737,282
Landale Funding LLC
5.31%, 11/15/06[4]	1,357,673	1,342,668
Lexington Parker Capital Co. LLC
5.19% - 5.27%, 09/15/06 - 11/15/06[4]	2,256,209	2,243,264
Liberty Street Funding Corp.
5.27%, 09/08/06 - 09/11/06[4]	1,549,140	1,547,255
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	1,122,691	1,110,318
Monument Gardens Funding LLC
5.28%, 09/21/06[4]	874,707	872,141
Nestle Capital Corp.
5.19%, 08/09/07	1,044,364	992,872
Park Granada LLC
5.30%, 09/01/06[4]	397,763	397,763
Regency Markets LLC
5.28%, 09/15/06	870,303	868,518
Solitaire Funding Ltd.
5.27%, 09/05/06[4]	1,305,455	1,304,691
Sydney Capital Corp.
5.27%, 09/12/06[4]	398,251	397,610
Tulip Funding Corp.
5.29%, 11/15/06[4]	918,031	907,913
White Pine Finance LLC
5.12%, 10/27/06[4]	328,975	326,355

		33,729,197

MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	435,152	435,152
Cullinan Finance Corp.
5.71%, 06/28/07[4]	1,305,455	1,305,455
K2 USA LLC
5.39%, 06/04/07[4]	1,305,455	1,305,455
Marshall & Ilsley Bank
5.18%, 12/15/06	1,740,607	1,742,330
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	2,036,510	2,036,509
US Bank N.A.
2.85%, 11/15/06	348,121	346,805

		7,171,706

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[5,6]	1,368,550	$1,368,550

		1,368,550

REPURCHASE AGREEMENTS[3] – 0.31%
Banc of America Securities LLC Repurchase Agreement, 5.30%, due 9/1/06, maturity value $2,176,078 (collateralized by U.S. Government obligations, value $2,221,380, 5.50% to 6.50%, 1/1/33 to 7/1/36).	$2,175,758	2,175,758
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 9/1/06, maturity value $3,481,731 (collateralized by non-U.S. Government debt securities, value $3,589,054, 3.80% to 9.13%, 11/1/06 to 6/15/26).	3,481,213	3,481,213
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 9/1/06, maturity value $2,611,299 (collateralized by non-U.S. Government debt securities, value $2,874,774, 0.08% to 6.43%, 9/25/20 to 7/25/36).	2,610,910	2,610,910
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $5,222,597 (collateralized by non-U.S. Government debt securities, value $5,456,435, 4.35% to 7.50%, 9/15/08 to 8/25/35).	5,221,820	5,221,820

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $1,044,522 (collateralized by non-U.S. Government debt securities, value $1,274,888, 0.00% to 10.00%, 6/1/28 to 8/24/36).	$1,044,364	$1,044,364
Goldman Sachs & Co. Repurchase Agreement, 5.35%, due 9/1/06, maturity value $3,481,730 (collateralized by non-U.S. Government debt securities, value $3,554,209, 0.00% to 8.57%, 11/15/06 to 2/15/38).	3,481,213	3,481,213
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,740,866 (collateralized by non-U.S. Government debt securities, value $1,829,372, 5.36% to 9.01%, 10/27/10 to 2/18/20).	1,740,607	1,740,607
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 9/1/06, maturity value $435,217 (collateralized by non-U.S. Government debt securities, value $457,358, 6.63% to 10.50%, 1/15/07 to 4/15/16).	435,152	435,152
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $3,481,731 (collateralized by non-U.S. Government debt securities, value $3,658,758, 0.51% to 8.89%, 8/5/18 to 9/25/46).	3,481,213	3,481,213

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.38%, due 9/1/06, maturity value $1,740,867 (collateralized by non-U.S. Government debt securities, value $1,829,424, 4.11% to 9.79%, 4/28/31 to 9/25/46).	$1,740,607	$1,740,607
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.46%, due 9/1/06, maturity value $1,914,957 (collateralized by non-U.S. Government debt securities, value $2,012,309, 3.44% to 15.15%, 12/1/08 to 3/1/36).	1,914,667	1,914,667
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.33%, due 9/1/06, maturity value $3,481,728 (collateralized by non-U.S. Government debt securities, value $3,658,810, 6.38% to 10.25%, 5/1/07 to 10/15/16).	3,481,213	3,481,213
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 9/1/06, maturity value $3,481,731 (collateralized by non-U.S. Government debt securities, value $3,589,703, 0.00% to 10.13%, 10/15/06 to 7/1/26).	3,481,213	3,481,213
Morgan Stanley Repurchase Agreement, 5.36%, due 9/1/06, maturity value $1,740,866 (collateralized by non-U.S. Government debt securities, value $1,830,216, 4.05% to 7.24%, 6/20/29 to 1/14/41).	1,740,607	1,740,607
Morgan Stanley Repurchase Agreement, 5.46%, due 9/1/06, maturity value $609,304 (collateralized by non-U.S. Government debt securities, value $934,286, 0.00% to 10.00%, 9/1/06 to 8/31/36).	609,212	609,212
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,270,082 (collateralized by non-U.S. Government debt securities, value $1,896,885, 0.00% to 10.00%, 9/1/06 to 8/31/36).[7]	1,218,425	1,218,425
Wachovia Capital Repurchase Agreement, 5.38%, due 9/1/06, maturity value $4,526,253 (collateralized by non-U.S. Government debt securities, value $4,756,367, 0.06% to 7.68%, 10/15/11 to 3/15/45).	4,525,577	4,525,577

		42,383,771

TIME DEPOSITS[3] – 0.00%
KBC Bank
5.31%, 09/01/06	367,285	367,285

		367,285

VARIABLE & FLOATING RATE NOTES[3] – 0.84%
Allstate Life Global Funding II
5.34% - 5.47%, 09/04/07 - 09/27/07[4]	4,455,953	4,456,529
American Express Bank
5.30%, 02/28/07	1,740,607	1,740,600
American Express Centurion Bank
5.42%, 07/19/07	1,914,667	1,916,607
American Express Credit Corp.
5.51%, 07/05/07	522,182	522,473
ASIF Global Financing
5.51%, 05/03/07[4]	174,061	174,126

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Australia & New Zealand Banking Group Ltd.
5.32%, 09/21/07[4]	$1,131,394	$1,131,394
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07[4]	2,523,880	2,523,984
Beta Finance Inc.
5.29% - 5.48%, 04/25/07 - 07/25/07[4]	4,438,547	4,438,774
BMW US Capital LLC
5.33%, 09/14/07[4]	1,740,607	1,740,607
BNP Paribas
5.36%, 05/18/07[4]	3,220,122	3,220,122
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07[4]	1,270,643	1,270,644
CC USA Inc.
5.48%, 07/30/07[4]	870,303	870,417
Commodore CDO Ltd.
5.38%, 06/12/07[4]	435,152	435,152
Credit Agricole SA
5.48%, 07/23/07	1,740,607	1,740,607
Credit Suisse First Boston NY
5.51%, 04/24/07	870,303	870,342
Cullinan Finance Corp.
5.36%, 04/25/07[4]	435,152	435,152
DEPFA Bank PLC
5.37%, 06/15/07	1,740,607	1,740,607
Dorada Finance Inc.
5.41% - 5.47%, 06/27/07 - 07/17/07[4]	2,001,698	2,001,825
Eli Lilly Services Inc.
5.37%, 08/31/07[4]	1,740,607	1,740,607
Fifth Third Bancorp
5.30%, 09/21/07[4]	3,481,213	3,481,213
Five Finance Inc.
5.37% - 5.45%, 12/01/06 - 07/13/07[4]	1,740,607	1,740,475
General Electric Capital Corp.
5.29% - 5.49%, 07/09/07 - 09/24/07	1,827,637	1,828,066
Granite Master Issuer PLC
5.30%, 09/20/06	6,092,123	6,092,123
Harrier Finance Funding LLC
5.33%, 07/25/07[4]	522,182	522,278
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 09/17/07	2,610,910	2,611,318
HBOS Treasury Services PLC
5.53%, 07/24/07[4]	1,740,607	1,740,607
Holmes Financing PLC
5.40%, 07/16/07[4]	3,046,062	3,046,062
JP Morgan Chase & Co.
5.36%, 08/02/07	1,305,455	1,305,455
K2 USA LLC
5.20% - 5.46%, 04/02/07 - 06/28/07[4]	1,305,455	1,305,397
Kestrel Funding LLC
5.31%, 07/11/07[4]	696,243	696,179
Kommunalkredit Austria AG
5.33%, 09/09/07[4]	1,044,364	1,044,364
Leafs LLC
5.33%, 01/22/07 - 02/20/07[4]	1,816,103	1,816,103
Lexington Parker Capital Co. LLC
5.46%, 01/10/07[4]	2,175,758	2,175,273
Links Finance LLC
5.33% - 5.35%, 05/10/07 - 05/16/07[4]	1,914,667	1,914,533
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07[4]	766,960	766,960
Marshall & Ilsley Bank
5.31%, 09/14/07	957,334	957,334
Metropolitan Life Global Funding I
5.42%, 08/06/07[4]	2,610,910	2,610,910
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07[4,7]	174,061	174,061
Monumental Global Funding II
5.49%, 12/27/06[4]	348,121	348,158
Mound Financing PLC
5.39%, 05/08/07[4]	1,636,170	1,636,170

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2006

Security	Principal	Value
Natexis Banques Populaires
5.31% - 5.40%, 02/05/07 - 09/14/07[4]	$5,221,820	$5,221,736
National City Bank of Indiana
5.37%, 05/21/07	870,303	870,356
Nationwide Building Society
5.44% - 5.62%, 07/06/07 - 07/27/07[4]	5,744,002	5,745,341
Newcastle Ltd.
5.35%, 04/24/07[4]	613,564	613,447
Northern Rock PLC
5.43%, 08/03/07[4]	2,088,728	2,088,777
Principal Life Global Funding I
5.80%, 02/08/07	783,273	784,878
Sedna Finance Inc.
5.30% - 5.37%, 09/20/06 - 08/21/07[4]	3,046,062	3,046,005
Skandinaviska Enskilda Bank NY
5.33%, 09/18/07[4]	1,740,607	1,740,607
Strips III LLC
5.38%, 07/24/07[4]	423,243	423,243
SunTrust Bank
5.37%, 05/01/07	1,740,607	1,740,678
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07[4]	4,247,080	4,246,703
Union Hamilton Special Funding LLC
5.42% - 5.49%, 09/28/06 - 12/21/06[4]	2,436,849	2,436,850
US Bank N.A.
5.26%, 09/29/06	783,273	783,257
Wachovia Asset Securitization Inc.
5.31%, 09/25/06[4]	2,597,354	2,597,355
Wachovia Bank N.A.
5.36%, 05/22/07	3,481,213	3,481,213
Wells Fargo & Co.
5.34%, 09/14/07[4]	870,303	870,357
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07[4]	1,305,455	1,305,447
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07[4]	5,221,820	5,220,748
Wind Master Trust
5.31% - 5.32%, 09/25/06 - 07/25/07[4]	1,103,910	1,103,910

		115,104,516

TOTAL SHORT-TERM INVESTMENTS (Cost: $208,828,059)		208,828,059

TOTAL INVESTMENTS IN SECURITIES – 101.45% (Cost: $11,196,912,920)		13,923,203,917
Other Assets, Less Liabilities – (1.45)%		(198,613,508)

NET ASSETS – 100.00%		$13,724,590,409

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[5]	Affiliated issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES®, INC.

August 31, 2006

iShares MSCI Japan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$11,195,544,370

Affiliated issuers[a]	$1,368,550

Foreign currency, at cost	$9,748,028

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$13,921,835,367
Affiliated issuers[a]	1,368,550
Foreign currency, at value	9,540,626
Receivables:
Investment securities sold	9,237,605
Dividends and interest	4,668,793

Total Assets	13,946,650,941

LIABILITIES
Payables:
Investment securities purchased	8,486,916
Collateral for securities on loan (Note 5)	207,459,509
Investment advisory fees (Note 2)	6,114,107

Total Liabilities	222,060,532

NET ASSETS	$13,724,590,409

Net assets consist of:
Paid-in capital	$11,196,635,749
Undistributed net investment income	29,465,062
Accumulated net realized loss	(227,565,085)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,726,054,683

NET ASSETS	$13,724,590,409

Shares outstanding	994,200,000

Net asset value per share	$13.80

[a]	See Note 2.
[b]	Securities on loan with market value of $196,512,225. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	15

Statement of Operations

iSHARES®, INC.

Year ended August 31, 2006

iShares MSCI Japan Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$125,980,438
Interest from affiliated issuers[b]	309,395
Securities lending income[c]	1,897,151

Total investment income	128,186,984

EXPENSES
Investment advisory fees (Note 2)	67,470,595
Proxy fees	267,453

Total expenses	67,738,048

Net investment income	60,448,936

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(33,121,854)
In-kind redemptions	482,452,139
Foreign currency transactions	(487,960)

Net realized gain	448,842,325

Net change in unrealized appreciation (depreciation) on:
Investments	1,877,509,737
Translation of assets and liabilities in foreign currencies	(202,136)

Net change in unrealized appreciation (depreciation)	1,877,307,601

Net realized and unrealized gain	2,326,149,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,386,598,862

[a]	Net of foreign withholding tax of $8,233,961.
[b]	See Note 2.
[c]	Includes income earned from affiliated issuers. See Note 2.

See notes to the financial statements.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	Year ended August 31, 2006	Year ended August 31, 2005
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$60,448,936	$37,668,587
Net realized gain	448,842,325	63,663,962
Net change in unrealized appreciation (depreciation)	1,877,307,601	584,158,197

Net increase in net assets resulting from operations	2,386,598,862	685,490,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,636,178)	(26,096,423)

Total distributions to shareholders	(55,636,178)	(26,096,423)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,381,707,859	1,159,930,120
Cost of shares redeemed	(1,236,187,530)	(434,548,691)

Net increase in net assets from capital share transactions	4,145,520,329	725,381,429

INCREASE IN NET ASSETS	6,476,483,013	1,384,775,752

NET ASSETS
Beginning of year	7,248,107,396	5,863,331,644

End of year	$13,724,590,409	$7,248,107,396

Undistributed net investment income included in net assets at end of year	$29,465,062	$21,558,909

SHARES ISSUED AND REDEEMED
Shares sold	426,600,000	109,200,000
Shares redeemed	(91,800,000)	(42,600,000)

Net increase in shares outstanding	334,800,000	66,600,000

See notes to the financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$10.99	$9.89	$8.29	$7.77	$9.07

Income from investment operations:
Net investment income (loss)[a]	0.06	0.06	0.03	0.00[b]	(0.01)
Net realized and unrealized gain (loss)[c]	2.81	1.08	1.57	0.52	(1.29)

Total from investment operations	2.87	1.14	1.60	0.52	(1.30)

Less distributions from:
Net investment income	(0.06)	(0.04)	(0.00)[b]	—	—

Total distributions	(0.06)	(0.04)	(0.00)[b]	—	—

Net asset value, end of year	$13.80	$10.99	$9.89	$8.29	$7.77

Total return	26.10%	11.58%	19.32%	6.69%	(14.33)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,724,590	$7,248,107	$5,863,332	$1,726,855	$666,376
Ratio of expenses to average net assets	0.54%	0.57%	0.64%[d]	0.84%	0.84%
Ratio of net investment income (loss) to average net assets	0.48%	0.59%	0.28%	0.03%	(0.12)%
Portfolio turnover rate[e]	8%	6%	5%	2%	2%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2006, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	19

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of August 31, 2006, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $49,104,975, unrealized appreciation of $2,651,432,248, and capital and other losses of $172,582,563, for net distributable earnings of $2,527,954,660.

For the years ended August 31, 2006 and August 31, 2005, the tax characterization of distributions paid for the Fund represents ordinary income. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2006.

From November 1, 2005 to August 31, 2006, the Fund incurred net realized capital losses and net foreign currency losses of $21,186,379. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending August 31, 2007.

As of August 31, 2006, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562, $8,733,802 and $68,122,871 expiring in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of August 31, 2006, the cost of investments for federal income tax purposes was $11,271,535,355. Net unrealized appreciation was $2,651,668,562, of which $2,873,877,135 represented gross unrealized appreciation on securities and $222,208,573 represented gross unrealized depreciation on securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

NOTES TO THE FINANCIAL STATEMENTS	21

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Board approved a change to the investment advisory fee rates for the Fund effective September 1, 2006. For its investment advisory services to the Fund, BGFA will be entitled to be paid annual investment advisory fees based on the Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2006, BGI earned securities lending agent fees of $1,897,151.

Cross trades for the year ended August 31, 2006 were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral are included in securities lending income in the accompanying Statement of Operations.

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The following table provides information about the direct investment by the Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended August 31, 2006.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
IMMF	694	1,756,261	1,755,586	1,369	$1,368,550	$309,395

As of August 31, 2006, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2006, aggregated $1,011,331,752 and $963,888,644, respectively.

In-kind purchases and sales (see Note 4) for the year ended August 31, 2006, aggregated $5,304,346,344 and $1,209,690,820, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. As of August 31, 2006, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the MSCI Japan Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

NOTES TO THE FINANCIAL STATEMENTS	23

Notes to the Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2006, the Fund had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of August 31, 2006 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of applying the various provisions of FIN 48.

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Japan Index Fund, a portfolio of the iShares MSCI Series (the “Fund”) at August 31, 2006, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2006, the Fund earned foreign source income of $134,214,398 and paid foreign taxes of $8,201,533 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $83,820,853 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2006.

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, no comparative performance information was available. However, the Board also noted that the Fund had met its investment objective consistently since its inception date. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUND

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising the Fund’s peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006 and a comparison of the Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Fund, the Lipper Peer Group included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Peer Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Peer Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the Fund generally performed in line with the funds in its Lipper Peer Group over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Fund were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in its respective Lipper Peer Group. The Board also reviewed statistical information from Lipper displaying the effects of the proposed extension of breakpoints in the investment advisory fee rates for the Fund (as discussed below) at various assets levels of the Funds as compared to its Lipper Peer Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in its Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	27

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Fund based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Fund). The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board was also presented with materials regarding the proposed extension of breakpoints in the investment advisory fee rates at certain asset levels of the Fund on an aggregated basis with certain other iShares funds. The Board noted that the Advisory Contract already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the Fund, over the last few years. The Board further noted that as of July 1, 2004, Fund shareholders were no longer paying distribution fees pursuant to the Fund’s distribution plan under 12b-1 of the 1940 Act because such plan had been terminated as of that date, benefiting the Fund’s shareholders by lowering the Fund’s overall expenses. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Fund, had not yet reached scale. In light of this history, the Board determined that the proposed extension of breakpoints was appropriate and warranted at this juncture for the Fund. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed extension of breakpoints for the Fund, reflects the current sharing and potential further sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed extension of breakpoints, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract, with the proposed extension of breakpoints, are fair and reasonable.

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES®, INC.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Fund in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed extension of breakpoints, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the extension of breakpoints, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	29

Supplemental Information (Unaudited)

iSHARES®, INC.

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares MSCI Japan Index Fund (the “Fund”) and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Japan Index Fund

Period Covered: January 1, 2001 through June 30, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	2	0.14%
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	19	1.38
Greater than 1.5% and Less than 2.0%	47	3.40
Greater than 1.0% and Less than 1.5%	142	10.28
Greater than 0.5% and Less than 1.0%	256	18.54
Between 0.5% and –0.5%	628	45.48
Less than –0.5% and Greater than –1.0%	160	11.59
Less than –1.0% and Greater than –1.5%	64	4.63
Less than –1.5% and Greater than –2.0%	36	2.61
Less than –2.0% and Greater than –2.5%	6	0.43
Less than –2.5% and Greater than –3.0%	4	0.29
Less than –3.0%	5	0.36

	1,381	100.00%

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees an additional 25 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Director, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Trustee (since 2003) of iShares Trust; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

DIRECTOR AND OFFICER INFORMATION	31

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Director (since 2002).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Director (since 2002).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert, 1949	Director (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Trustee (since 2005) of iShares Trust; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Director (since 2005).	Partner, KPMG LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officer
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

DIRECTOR AND OFFICER INFORMATION	33

Notes:

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	35

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds	iShares Global Index Funds	iShares Bond Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (JXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (MXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTopTM Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

3467-iS-0906

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund's website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund's website.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-005-11061

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

As of August 31, 2006, iShares, Inc. (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Directors as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2006, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and audit committee member of various mutual fund boards.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $348,000 for the fiscal year ended August 31, 2005 and $374,100 for the fiscal year ended August 31, 2006.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2005 and August 31, 2006 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $166,800 for the fiscal year ended August 31, 2005 and $179,310 for the fiscal year ended August 31, 2006.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2005 and August 31, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2005, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended August 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $705,969 for the year ended August 31, 2005 and $1,866,533 for the year ended August 31, 2006.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	November 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	November 9, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	November 9, 2006